UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.4	2.8
Pfizer, Inc.	3.3	2.9
General Electric Co.	3.1	2.5
Microsoft Corp.	2.9	3.5
American International Group, Inc.	2.6	1.7
Exxon Mobil Corp.	2.3	1.5
Gillette Co.	2.2	2.2
Wal-Mart Stores, Inc.	2.1	0.8
American Express Co.	2.0	1.5
Cisco Systems, Inc.	1.9	2.0
	26.8
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	20.8
Financials	16.9	12.9
Consumer Discretionary	16.9	17.9
Health Care	15.1	13.7
Consumer Staples	11.6	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 98.6%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	5.4%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.7%
Harley-Davidson, Inc.	660,500	$ 37,972
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	352,200	15,007
Hilton Hotels Corp.	1,673,630	29,037
Mandalay Resort Group	88,000	4,827
McDonald's Corp.	704,800	18,607
Royal Caribbean Cruises Ltd.	176,500	6,905
Starwood Hotels & Resorts Worldwide, Inc. unit	660,700	27,868
		102,251
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	441,400	21,315
Media - 9.5%
Cablevision Systems Corp. - NY Group Class A (a)	352,500	7,727
Clear Channel Communications, Inc.	748,000	29,696
Comcast Corp. Class A (special) (a)	387,492	10,985
Dow Jones & Co., Inc.	176,200	8,445
Fox Entertainment Group, Inc. Class A (a)	1,972,900	53,170
Lamar Advertising Co. Class A (a)	396,500	16,205
McGraw-Hill Companies, Inc.	264,300	20,594
Meredith Corp.	308,200	16,168
News Corp. Ltd. ADR	2,355,400	86,749
Omnicom Group, Inc.	660,300	52,738
The DIRECTV Group, Inc. (a)	440,500	7,757
Time Warner, Inc. (a)	2,684,800	45,749
Univision Communications, Inc. Class A (a)	1,973,900	64,250
Viacom, Inc. Class B (non-vtg.)	2,111,615	77,897
Walt Disney Co.	837,100	19,647
		517,777
Multiline Retail - 1.1%
Kohl's Corp. (a)	264,100	12,561
Nordstrom, Inc.	705,000	28,588
Target Corp.	396,200	17,710
		58,859
Specialty Retail - 2.4%
Best Buy Co., Inc.	352,200	18,582
Home Depot, Inc.	1,572,050	56,468
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	138,000	$ 7,393
Staples, Inc.	1,857,300	51,224
		133,667
Textiles Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	396,400	17,287
NIKE, Inc. Class B	88,000	6,261
Polo Ralph Lauren Corp. Class A	483,000	16,036
Warnaco Group, Inc. (a)	396,200	7,896
		47,480
TOTAL CONSUMER DISCRETIONARY		919,321
CONSUMER STAPLES - 11.6%
Beverages - 2.3%
PepsiCo, Inc.	837,100	44,676
The Coca-Cola Co.	1,579,500	81,107
		125,783
Food & Staples Retailing - 3.0%
Albertsons, Inc.	528,300	12,378
CVS Corp.	528,400	22,024
Safeway, Inc. (a)	308,400	6,958
Sysco Corp.	264,300	9,911
Wal-Mart Stores, Inc.	2,041,400	113,767
		165,038
Food Products - 2.4%
Archer-Daniels-Midland Co.	1,056,000	17,561
Bunge Ltd.	572,800	21,274
Dean Foods Co. (a)	837,000	29,546
Hershey Foods Corp.	440,600	39,094
Kellogg Co.	176,200	7,471
The J.M. Smucker Co.	311,816	15,248
		130,194
Household Products - 1.2%
Clorox Co.	396,200	20,745
Colgate-Palmolive Co.	529,500	30,287
Procter & Gamble Co.	98,900	10,663
		61,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 2.4%
Avon Products, Inc.	115,080	$ 10,203
Gillette Co.	2,834,200	122,126
		132,329
Tobacco - 0.3%
Altria Group, Inc.	352,480	16,908
TOTAL CONSUMER STAPLES		631,947
ENERGY - 4.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	617,700	21,020
Schlumberger Ltd. (NY Shares)	792,400	45,302
		66,322
Oil & Gas - 3.4%
BP PLC sponsored ADR	1,086,156	57,566
Exxon Mobil Corp.	2,871,400	124,188
Valero Energy Corp.	88,100	5,824
		187,578
TOTAL ENERGY		253,900
FINANCIALS - 16.9%
Capital Markets - 4.3%
Charles Schwab Corp.	849,930	8,329
E*TRADE Financial Corp. (a)	2,114,700	24,129
Goldman Sachs Group, Inc.	352,500	33,103
Lehman Brothers Holdings, Inc.	177,300	13,413
Merrill Lynch & Co., Inc.	1,012,800	57,527
Morgan Stanley	1,808,900	96,794
		233,295
Commercial Banks - 2.3%
Bank of America Corp.	1,061,600	88,251
Bank One Corp.	100,900	4,889
Wells Fargo & Co.	572,300	33,651
		126,791
Consumer Finance - 2.0%
American Express Co.	2,102,700	106,607
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 4.4%
Citigroup, Inc.	5,198,093	$ 241,352
Insurance - 3.0%
AFLAC, Inc.	264,300	10,731
American International Group, Inc.	1,915,128	140,379
MetLife, Inc.	308,300	10,960
		162,070
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	664,242	44,969
Freddie Mac	80,450	4,697
		49,666
TOTAL FINANCIALS		919,781
HEALTH CARE - 15.1%
Biotechnology - 1.3%
Celgene Corp. (a)	222,100	12,660
Genentech, Inc. (a)	704,400	42,130
Genzyme Corp. - General Division (a)	176,200	7,679
OSI Pharmaceuticals, Inc. (a)	140,800	11,540
		74,009
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	660,800	51,846
Bausch & Lomb, Inc.	396,400	24,188
Becton, Dickinson & Co.	678,300	34,132
Boston Scientific Corp. (a)	264,300	11,708
C.R. Bard, Inc.	176,200	19,764
Dade Behring Holdings, Inc. (a)	352,500	15,739
Guidant Corp.	176,100	9,569
Medtronic, Inc.	628,000	30,081
St. Jude Medical, Inc. (a)	317,350	24,201
		221,228
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	399,695	27,063
UnitedHealth Group, Inc.	572,300	37,343
WebMD Corp. (a)	1,779,200	15,764
		80,170
Pharmaceuticals - 8.2%
Abbott Laboratories	704,370	29,027
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Pharmaceuticals, Inc. (a)	315,932	$ 13,781
Eli Lilly & Co.	352,400	25,961
Forest Laboratories, Inc. (a)	308,300	19,543
Johnson & Johnson	1,205,700	67,170
Merck & Co., Inc.	927,000	43,847
Novartis AG sponsored ADR	176,100	7,954
Pfizer, Inc.	5,073,968	179,314
Schering-Plough Corp.	1,453,500	24,564
Wyeth	1,028,800	37,037
		448,198
TOTAL HEALTH CARE		823,605
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.7%
Boeing Co.	749,200	34,313
Honeywell International, Inc.	881,100	29,693
Lockheed Martin Corp.	176,200	8,729
Northrop Grumman Corp.	198,100	20,430
		93,165
Air Freight & Logistics - 1.5%
FedEx Corp.	616,600	45,369
United Parcel Service, Inc. Class B	529,600	37,983
		83,352
Airlines - 0.4%
Southwest Airlines Co.	1,363,300	21,145
Commercial Services & Supplies - 0.5%
Manpower, Inc.	266,700	12,735
Monster Worldwide, Inc. (a)	462,600	11,708
		24,443
Construction & Engineering - 0.3%
Fluor Corp.	440,500	17,805
Industrial Conglomerates - 5.2%
3M Co.	668,900	56,562
General Electric Co.	5,331,650	165,921
Tyco International Ltd.	1,894,500	58,332
		280,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Caterpillar, Inc.	88,300	$ 6,653
Danaher Corp.	106,000	4,985
Deere & Co.	352,400	23,153
		34,791
TOTAL INDUSTRIALS		555,516
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	4,630,900	102,574
Juniper Networks, Inc. (a)	2,070,200	43,288
Motorola, Inc.	1,982,500	39,194
QUALCOMM, Inc.	308,200	20,671
Sonus Networks, Inc. (a)	1,842,400	10,041
Telefonaktiebolaget LM Ericsson ADR (a)	308,300	8,617
		224,385
Computers & Peripherals - 3.2%
Dell, Inc. (a)	1,128,800	39,711
Diebold, Inc.	660,900	32,470
EMC Corp. (a)	1,409,300	15,841
International Business Machines Corp.	440,600	39,033
Network Appliance, Inc. (a)	2,247,100	44,493
		171,548
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	1,982,700	60,790
IT Services - 0.4%
Paychex, Inc.	624,334	23,419
Office Electronics - 0.3%
Xerox Corp. (a)	1,365,700	18,492
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	901,300	44,299
Applied Materials, Inc. (a)	352,400	7,034
Intel Corp.	2,302,790	65,745
KLA-Tencor Corp. (a)	208,900	10,065
Lam Research Corp. (a)	337,400	8,479
National Semiconductor Corp. (a)	2,385,000	51,683
Teradyne, Inc. (a)	308,300	6,872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	1,630,300	$ 42,567
Xilinx, Inc.	776,300	28,319
		265,063
Software - 4.8%
Microsoft Corp.	6,060,380	159,691
Novell, Inc. (a)	704,800	6,421
Oracle Corp. (a)	1,277,000	14,456
Red Hat, Inc. (a)	604,064	16,509
Symantec Corp. (a)	748,617	34,287
VERITAS Software Corp. (a)	1,113,600	29,622
		260,986
TOTAL INFORMATION TECHNOLOGY		1,024,683
MATERIALS - 2.1%
Chemicals - 1.7%
Dow Chemical Co.	1,032,800	41,209
International Flavors & Fragrances, Inc.	132,100	4,753
Monsanto Co.	308,400	10,640
Praxair, Inc.	981,400	36,302
		92,904
Metals & Mining - 0.1%
Alcoa, Inc.	175,700	5,499
Paper & Forest Products - 0.3%
International Paper Co.	352,400	14,776
TOTAL MATERIALS		113,179
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	263,000	6,564
SBC Communications, Inc.	2,134,340	50,584
Verizon Communications, Inc.	1,589,200	54,955
		112,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	308,400	$ 7,133
SpectraSite, Inc. (a)	309,100	12,840
		19,973
TOTAL TELECOMMUNICATION SERVICES		132,076
TOTAL COMMON STOCKS (Cost $4,934,421)		5,374,008
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.09% (b)	106,128,235	106,128
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	50,113,125	50,113
TOTAL MONEY MARKET FUNDS (Cost $156,241)		156,241
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,090,662)		5,530,249
NET OTHER ASSETS - (1.5)%		(83,217)
NET ASSETS - 100%		$ 5,447,032
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,205,984,000 and $2,610,597,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $125,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $1,774,629,000 of which $706,391,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,892) (cost $5,090,662) - See accompanying schedule		$ 5,530,249
Receivable for investments sold		28,319
Receivable for fund shares sold		2,612
Dividends receivable		6,312
Interest receivable		97
Prepaid expenses		17
Other affiliated receivables		68
Other receivables		657
Total assets		5,568,331

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	49,195
Payable for fund shares redeemed	15,805
Accrued management fee	2,287
Distribution fees payable	2,319
Other affiliated payables	1,550
Other payables and accrued expenses	27
Collateral on securities loaned, at value	50,113
Total liabilities		121,299

Net Assets		$ 5,447,032
Net Assets consist of:
Paid in capital		$ 6,403,289
Distributions in excess of net investment income		(1,934)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,393,931)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		439,608
Net Assets		$ 5,447,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($231,984 ÷ 8,235 shares)	$ 28.17

Maximum offering price per share (100/94.25 of $28.17)	$ 29.89
Class T: Net Asset Value and redemption price per share ($4,166,850 ÷ 146,144 shares)	$ 28.51

Maximum offering price per share (100/96.50 of $28.51)	$ 29.54
Class B: Net Asset Value and offering price per share ($533,932 ÷ 19,289 shares) A	$ 27.68

Class C: Net Asset Value and offering price per share ($123,058 ÷ 4,428 shares) A	$ 27.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($391,208 ÷ 13,704.7 shares)	$ 28.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 36,233
Interest		787
Security lending		175
Total income		37,195

Expenses
Management fee Basic fee	$ 16,567
Performance adjustment	(1,410)
Transfer agent fees	7,462
Distribution fees	15,001
Accounting and security lending fees	556
Non-interested trustees' compensation	14
Appreciation in deferred trustee compensation account	29
Custodian fees and expenses	48
Registration fees	91
Audit	38
Legal	201
Miscellaneous	51
Total expenses before reductions	38,648
Expense reductions	(807)	37,841
Net investment income (loss)		(646)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	429,495
Foreign currency transactions	(15)
Futures contracts	12,421
Total net realized gain (loss)		441,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(192,048)
Assets and liabilities in foreign currencies	2
Futures contracts	(4,271)
Total change in net unrealized appreciation (depreciation)		(196,317)
Net gain (loss)		245,584
Net increase (decrease) in net assets resulting from operations		$ 244,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (646)	$ 12,053
Net realized gain (loss)	441,901	543,754
Change in net unrealized appreciation (depreciation)	(196,317)	215,618
Net increase (decrease) in net assets resulting from operations	244,938	771,425
Distributions to shareholders from net investment income	(9,527)	(27,646)
Share transactions - net increase (decrease)	(607,413)	(900,220)
Total increase (decrease) in net assets	(372,002)	(156,441)

Net Assets
Beginning of period	5,819,034	5,975,475
End of period (including distributions in excess of net investment income of $1,934 and undistributed net investment income of $8,239, respectively)	$ 5,447,032	$ 5,819,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Income from Investment Operations
Net investment income (loss)E	.02	.10	.14	.20	.08	.47
Net realized and unrealized gain (loss)	1.14	3.55	(4.66)	(5.26)	(7.65)	2.97
Total from investment operations	1.16	3.65	(4.52)	(5.06)	(7.57)	3.44
Distributions from net investment income	(.08)	(.17)	(.26)	-	(.50)	(.47)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.08)	(.17)	(.26)	(3.96)	(5.63)	(2.16)
Net asset value, end of period	$ 28.17	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61
Total ReturnB,C,D	4.29%	15.61%	(16.06)%	(15.23)%	(16.86)%	7.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.16%A	1.00%	.77%	.78%	.87%	.92%
Expenses net of voluntary waivers, if any	1.16%A	1.00%	.77%	.78%	.87%	.92%
Expenses net of all reductions	1.13%A	.96%	.73%	.75%	.84%	.91%
Net investment income (loss)	.16%A	.41%	.57%	.67%	.17%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 219	$ 202	$ 320	$ 452	$ 640
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Income from Investment Operations
Net investment income (loss)E	-G	.07	.11	.16	-G	.37
Net realized and unrealized gain (loss)	1.15	3.60	(4.71)	(5.32)	(7.72)	3.00
Total from investment operations	1.15	3.67	(4.60)	(5.16)	(7.72)	3.37
Distributions from net investment income	(.04)	(.12)	(.19)	-	(.35)	(.35)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.04)	(.12)	(.19)	(3.96)	(5.48)	(2.04)
Net asset value, end of period	$ 28.51	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96
Total ReturnB,C,D	4.20%	15.50%	(16.16)%	(15.37)%	(17.01)%	7.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.30%A	1.12%	.90%	.93%	1.05%	1.12%
Expenses net of voluntary waivers, if any	1.30%A	1.12%	.90%	.93%	1.05%	1.12%
Expenses net of all reductions	1.27%A	1.09%	.86%	.90%	1.03%	1.11%
Net investment income (loss)	.02%A	.28%	.44%	.52%	(.01)%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,167	$ 4,578	$ 4,878	$ 8,136	$ 13,813	$ 24,357
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Income from Investment Operations
Net investment income (loss)E	(.09)	(.10)	(.06)	(.04)	(.26)	.09
Net realized and unrealized gain (loss)	1.12	3.51	(4.61)	(5.20)	(7.59)	2.97
Total from investment operations	1.03	3.41	(4.67)	(5.24)	(7.85)	3.06
Distributions from net investment income	-	-	-	-	(.16)	(.24)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	-	-	-	(3.96)	(5.29)	(1.93)
Net asset value, end of period	$ 27.68	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25
Total ReturnB,C,D	3.86%	14.67%	(16.73)%	(15.91)%	(17.49)%	6.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.99%A	1.81%	1.57%	1.57%	1.64%	1.67%
Expenses net of voluntary waivers, if any	1.99%A	1.81%	1.57%	1.57%	1.64%	1.67%
Expenses net of all reductions	1.96%A	1.77%	1.53%	1.54%	1.62%	1.66%
Net investment income (loss)	(.67)%A	(.41)%	(.24)%	(.13)%	(.60)%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 534	$ 582	$ 598	$ 939	$ 1,437	$ 2,264
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Income from Investment Operations
Net investment income (loss)E	(.09)	(.09)	(.05)	(.03)	(.25)	.10
Net realized and unrealized gain (loss)	1.13	3.52	(4.62)	(5.21)	(7.61)	2.97
Total from investment operations	1.04	3.43	(4.67)	(5.24)	(7.86)	3.07
Distributions from net investment income	-	-	-	-	(.21)	(.32)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	-	-	-	(3.96)	(5.34)	(2.01)
Net asset value, end of period	$ 27.79	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39
Total ReturnB,C,D	3.89%	14.71%	(16.68)%	(15.87)%	(17.48)%	6.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.94%A	1.77%	1.53%	1.53%	1.61%	1.65%
Expenses net of voluntary waivers, if any	1.94%A	1.77%	1.53%	1.53%	1.61%	1.65%
Expenses net of all reductions	1.91%A	1.74%	1.49%	1.50%	1.59%	1.64%
Net investment income (loss)	(.62)%A	(.37)%	(.20)%	(.08)%	(.57)%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 131	$ 142	$ 232	$ 400	$ 688
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Income from Investment Operations
Net investment income (loss)D	.08	.21	.25	.33	.22	.63
Net realized and unrealized gain (loss)	1.16	3.59	(4.73)	(5.35)	(7.72)	2.98
Total from investment operations	1.24	3.80	(4.48)	(5.02)	(7.50)	3.61
Distributions from net investment income	(.20)	(.29)	(.39)	-	(.62)	(.60)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.20)	(.29)	(.39)	(3.96)	(5.75)	(2.29)
Net asset value, end of period	$ 28.55	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10
Total ReturnB,C	4.53%	16.10%	(15.71)%	(14.92)%	(16.58)%	7.62%
Ratios to Average Net AssetsE
Expenses before expense reductions	.76%A	.57%	.38%	.40%	.53%	.62%
Expenses net of voluntary waivers, if any	.76%A	.57%	.38%	.40%	.53%	.62%
Expenses net of all reductions	.73%A	.54%	.34%	.37%	.51%	.61%
Net investment income (loss)	.56%A	.83%	.96%	1.05%	.51%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 391	$ 309	$ 155	$ 187	$ 346	$ 584
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences.

These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 730,902	|
Unrealized depreciation	(323,446)
Net unrealized appreciation (depreciation)	$ 407,456
Cost for federal income tax purposes	$ 5,122,793

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 284	$ 1
Class T	.25%	.25%	11,172	118
Class B	.75%	.25%	2,890	2,169
Class C	.75%	.25%	655	32
			$ 15,001	$ 2,320

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	87
Class B*	440
Class C*	2
$ 552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 391	.35*
Class T	5,245	.23*
Class B	1,232	.43*
Class C	245	.37*
Institutional Class	349	.20*
	$ 7,462

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $762 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $806 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 1

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 643	$ 1,452
Class T	6,626	24,334
Institutional Class	2,258	1,860
Total	$ 9,527	$ 27,646

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,282	1,358	$ 36,228	$ 33,114
Reinvestment of distributions	23	62	621	1,390
Shares redeemed	(1,159)	(1,904)	(32,752)	(45,323)
Net increase (decrease)	146	(484)	$ 4,097	$ (10,819)
Class T
Shares sold	6,320	18,565	$ 181,154	$ 447,669
Reinvestment of distributions	228	1,021	6,317	23,039
Shares redeemed	(27,485)	(57,019)	(786,021)	(1,366,168)
Net increase (decrease)	(20,937)	(37,433)	$ (598,550)	$ (895,460)
Class B
Shares sold	282	753	$ 7,848	$ 17,814
Shares redeemed	(2,817)	(4,659)	(78,405)	(108,159)
Net increase (decrease)	(2,535)	(3,906)	$ (70,557)	$ (90,345)
Class C
Shares sold	213	514	$ 5,933	$ 12,259
Shares redeemed	(681)	(1,724)	(19,028)	(40,538)
Net increase (decrease)	(468)	(1,210)	$ (13,095)	$ (28,279)
Institutional Class
Shares sold	3,359	6,883	$ 96,591	$ 175,526
Reinvestment of distributions	78	79	2,169	1,776
Shares redeemed	(980)	(2,160)	(28,068)	(52,619)
Net increase (decrease)	2,457	4,802	$ 70,692	$ 124,683

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GO-USAN-0704
1.786793.101

Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.4	2.8
Pfizer, Inc.	3.3	2.9
General Electric Co.	3.1	2.5
Microsoft Corp.	2.9	3.5
American International Group, Inc.	2.6	1.7
Exxon Mobil Corp.	2.3	1.5
Gillette Co.	2.2	2.2
Wal-Mart Stores, Inc.	2.1	0.8
American Express Co.	2.0	1.5
Cisco Systems, Inc.	1.9	2.0
	26.8
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	20.8
Financials	16.9	12.9
Consumer Discretionary	16.9	17.9
Health Care	15.1	13.7
Consumer Staples	11.6	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 98.6%		Stocks and Equity Futures 97.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	5.4%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.7%
Harley-Davidson, Inc.	660,500	$ 37,972
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	352,200	15,007
Hilton Hotels Corp.	1,673,630	29,037
Mandalay Resort Group	88,000	4,827
McDonald's Corp.	704,800	18,607
Royal Caribbean Cruises Ltd.	176,500	6,905
Starwood Hotels & Resorts Worldwide, Inc. unit	660,700	27,868
		102,251
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	441,400	21,315
Media - 9.5%
Cablevision Systems Corp. - NY Group Class A (a)	352,500	7,727
Clear Channel Communications, Inc.	748,000	29,696
Comcast Corp. Class A (special) (a)	387,492	10,985
Dow Jones & Co., Inc.	176,200	8,445
Fox Entertainment Group, Inc. Class A (a)	1,972,900	53,170
Lamar Advertising Co. Class A (a)	396,500	16,205
McGraw-Hill Companies, Inc.	264,300	20,594
Meredith Corp.	308,200	16,168
News Corp. Ltd. ADR	2,355,400	86,749
Omnicom Group, Inc.	660,300	52,738
The DIRECTV Group, Inc. (a)	440,500	7,757
Time Warner, Inc. (a)	2,684,800	45,749
Univision Communications, Inc. Class A (a)	1,973,900	64,250
Viacom, Inc. Class B (non-vtg.)	2,111,615	77,897
Walt Disney Co.	837,100	19,647
		517,777
Multiline Retail - 1.1%
Kohl's Corp. (a)	264,100	12,561
Nordstrom, Inc.	705,000	28,588
Target Corp.	396,200	17,710
		58,859
Specialty Retail - 2.4%
Best Buy Co., Inc.	352,200	18,582
Home Depot, Inc.	1,572,050	56,468
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	138,000	$ 7,393
Staples, Inc.	1,857,300	51,224
		133,667
Textiles Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	396,400	17,287
NIKE, Inc. Class B	88,000	6,261
Polo Ralph Lauren Corp. Class A	483,000	16,036
Warnaco Group, Inc. (a)	396,200	7,896
		47,480
TOTAL CONSUMER DISCRETIONARY		919,321
CONSUMER STAPLES - 11.6%
Beverages - 2.3%
PepsiCo, Inc.	837,100	44,676
The Coca-Cola Co.	1,579,500	81,107
		125,783
Food & Staples Retailing - 3.0%
Albertsons, Inc.	528,300	12,378
CVS Corp.	528,400	22,024
Safeway, Inc. (a)	308,400	6,958
Sysco Corp.	264,300	9,911
Wal-Mart Stores, Inc.	2,041,400	113,767
		165,038
Food Products - 2.4%
Archer-Daniels-Midland Co.	1,056,000	17,561
Bunge Ltd.	572,800	21,274
Dean Foods Co. (a)	837,000	29,546
Hershey Foods Corp.	440,600	39,094
Kellogg Co.	176,200	7,471
The J.M. Smucker Co.	311,816	15,248
		130,194
Household Products - 1.2%
Clorox Co.	396,200	20,745
Colgate-Palmolive Co.	529,500	30,287
Procter & Gamble Co.	98,900	10,663
		61,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 2.4%
Avon Products, Inc.	115,080	$ 10,203
Gillette Co.	2,834,200	122,126
		132,329
Tobacco - 0.3%
Altria Group, Inc.	352,480	16,908
TOTAL CONSUMER STAPLES		631,947
ENERGY - 4.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	617,700	21,020
Schlumberger Ltd. (NY Shares)	792,400	45,302
		66,322
Oil & Gas - 3.4%
BP PLC sponsored ADR	1,086,156	57,566
Exxon Mobil Corp.	2,871,400	124,188
Valero Energy Corp.	88,100	5,824
		187,578
TOTAL ENERGY		253,900
FINANCIALS - 16.9%
Capital Markets - 4.3%
Charles Schwab Corp.	849,930	8,329
E*TRADE Financial Corp. (a)	2,114,700	24,129
Goldman Sachs Group, Inc.	352,500	33,103
Lehman Brothers Holdings, Inc.	177,300	13,413
Merrill Lynch & Co., Inc.	1,012,800	57,527
Morgan Stanley	1,808,900	96,794
		233,295
Commercial Banks - 2.3%
Bank of America Corp.	1,061,600	88,251
Bank One Corp.	100,900	4,889
Wells Fargo & Co.	572,300	33,651
		126,791
Consumer Finance - 2.0%
American Express Co.	2,102,700	106,607
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 4.4%
Citigroup, Inc.	5,198,093	$ 241,352
Insurance - 3.0%
AFLAC, Inc.	264,300	10,731
American International Group, Inc.	1,915,128	140,379
MetLife, Inc.	308,300	10,960
		162,070
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	664,242	44,969
Freddie Mac	80,450	4,697
		49,666
TOTAL FINANCIALS		919,781
HEALTH CARE - 15.1%
Biotechnology - 1.3%
Celgene Corp. (a)	222,100	12,660
Genentech, Inc. (a)	704,400	42,130
Genzyme Corp. - General Division (a)	176,200	7,679
OSI Pharmaceuticals, Inc. (a)	140,800	11,540
		74,009
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	660,800	51,846
Bausch & Lomb, Inc.	396,400	24,188
Becton, Dickinson & Co.	678,300	34,132
Boston Scientific Corp. (a)	264,300	11,708
C.R. Bard, Inc.	176,200	19,764
Dade Behring Holdings, Inc. (a)	352,500	15,739
Guidant Corp.	176,100	9,569
Medtronic, Inc.	628,000	30,081
St. Jude Medical, Inc. (a)	317,350	24,201
		221,228
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	399,695	27,063
UnitedHealth Group, Inc.	572,300	37,343
WebMD Corp. (a)	1,779,200	15,764
		80,170
Pharmaceuticals - 8.2%
Abbott Laboratories	704,370	29,027
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Pharmaceuticals, Inc. (a)	315,932	$ 13,781
Eli Lilly & Co.	352,400	25,961
Forest Laboratories, Inc. (a)	308,300	19,543
Johnson & Johnson	1,205,700	67,170
Merck & Co., Inc.	927,000	43,847
Novartis AG sponsored ADR	176,100	7,954
Pfizer, Inc.	5,073,968	179,314
Schering-Plough Corp.	1,453,500	24,564
Wyeth	1,028,800	37,037
		448,198
TOTAL HEALTH CARE		823,605
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.7%
Boeing Co.	749,200	34,313
Honeywell International, Inc.	881,100	29,693
Lockheed Martin Corp.	176,200	8,729
Northrop Grumman Corp.	198,100	20,430
		93,165
Air Freight & Logistics - 1.5%
FedEx Corp.	616,600	45,369
United Parcel Service, Inc. Class B	529,600	37,983
		83,352
Airlines - 0.4%
Southwest Airlines Co.	1,363,300	21,145
Commercial Services & Supplies - 0.5%
Manpower, Inc.	266,700	12,735
Monster Worldwide, Inc. (a)	462,600	11,708
		24,443
Construction & Engineering - 0.3%
Fluor Corp.	440,500	17,805
Industrial Conglomerates - 5.2%
3M Co.	668,900	56,562
General Electric Co.	5,331,650	165,921
Tyco International Ltd.	1,894,500	58,332
		280,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Caterpillar, Inc.	88,300	$ 6,653
Danaher Corp.	106,000	4,985
Deere & Co.	352,400	23,153
		34,791
TOTAL INDUSTRIALS		555,516
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	4,630,900	102,574
Juniper Networks, Inc. (a)	2,070,200	43,288
Motorola, Inc.	1,982,500	39,194
QUALCOMM, Inc.	308,200	20,671
Sonus Networks, Inc. (a)	1,842,400	10,041
Telefonaktiebolaget LM Ericsson ADR (a)	308,300	8,617
		224,385
Computers & Peripherals - 3.2%
Dell, Inc. (a)	1,128,800	39,711
Diebold, Inc.	660,900	32,470
EMC Corp. (a)	1,409,300	15,841
International Business Machines Corp.	440,600	39,033
Network Appliance, Inc. (a)	2,247,100	44,493
		171,548
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	1,982,700	60,790
IT Services - 0.4%
Paychex, Inc.	624,334	23,419
Office Electronics - 0.3%
Xerox Corp. (a)	1,365,700	18,492
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	901,300	44,299
Applied Materials, Inc. (a)	352,400	7,034
Intel Corp.	2,302,790	65,745
KLA-Tencor Corp. (a)	208,900	10,065
Lam Research Corp. (a)	337,400	8,479
National Semiconductor Corp. (a)	2,385,000	51,683
Teradyne, Inc. (a)	308,300	6,872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	1,630,300	$ 42,567
Xilinx, Inc.	776,300	28,319
		265,063
Software - 4.8%
Microsoft Corp.	6,060,380	159,691
Novell, Inc. (a)	704,800	6,421
Oracle Corp. (a)	1,277,000	14,456
Red Hat, Inc. (a)	604,064	16,509
Symantec Corp. (a)	748,617	34,287
VERITAS Software Corp. (a)	1,113,600	29,622
		260,986
TOTAL INFORMATION TECHNOLOGY		1,024,683
MATERIALS - 2.1%
Chemicals - 1.7%
Dow Chemical Co.	1,032,800	41,209
International Flavors & Fragrances, Inc.	132,100	4,753
Monsanto Co.	308,400	10,640
Praxair, Inc.	981,400	36,302
		92,904
Metals & Mining - 0.1%
Alcoa, Inc.	175,700	5,499
Paper & Forest Products - 0.3%
International Paper Co.	352,400	14,776
TOTAL MATERIALS		113,179
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	263,000	6,564
SBC Communications, Inc.	2,134,340	50,584
Verizon Communications, Inc.	1,589,200	54,955
		112,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	308,400	$ 7,133
SpectraSite, Inc. (a)	309,100	12,840
		19,973
TOTAL TELECOMMUNICATION SERVICES		132,076
TOTAL COMMON STOCKS (Cost $4,934,421)		5,374,008
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.09% (b)	106,128,235	106,128
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	50,113,125	50,113
TOTAL MONEY MARKET FUNDS (Cost $156,241)		156,241
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,090,662)		5,530,249
NET OTHER ASSETS - (1.5)%		(83,217)
NET ASSETS - 100%		$ 5,447,032
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,205,984,000 and $2,610,597,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $125,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $1,774,629,000 of which $706,391,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,892) (cost $5,090,662) - See accompanying schedule		$ 5,530,249
Receivable for investments sold		28,319
Receivable for fund shares sold		2,612
Dividends receivable		6,312
Interest receivable		97
Prepaid expenses		17
Other affiliated receivables		68
Other receivables		657
Total assets		5,568,331

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	49,195
Payable for fund shares redeemed	15,805
Accrued management fee	2,287
Distribution fees payable	2,319
Other affiliated payables	1,550
Other payables and accrued expenses	27
Collateral on securities loaned, at value	50,113
Total liabilities		121,299

Net Assets		$ 5,447,032
Net Assets consist of:
Paid in capital		$ 6,403,289
Distributions in excess of net investment income		(1,934)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,393,931)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		439,608
Net Assets		$ 5,447,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($231,984 ÷ 8,235 shares)	$ 28.17

Maximum offering price per share (100/94.25 of $28.17)	$ 29.89
Class T: Net Asset Value and redemption price per share ($4,166,850 ÷ 146,144 shares)	$ 28.51

Maximum offering price per share (100/96.50 of $28.51)	$ 29.54
Class B: Net Asset Value and offering price per share ($533,932 ÷ 19,289 shares) A	$ 27.68

Class C: Net Asset Value and offering price per share ($123,058 ÷ 4,428 shares) A	$ 27.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($391,208 ÷ 13,704.7 shares)	$ 28.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 36,233
Interest		787
Security lending		175
Total income		37,195

Expenses
Management fee Basic fee	$ 16,567
Performance adjustment	(1,410)
Transfer agent fees	7,462
Distribution fees	15,001
Accounting and security lending fees	556
Non-interested trustees' compensation	14
Appreciation in deferred trustee compensation account	29
Custodian fees and expenses	48
Registration fees	91
Audit	38
Legal	201
Miscellaneous	51
Total expenses before reductions	38,648
Expense reductions	(807)	37,841
Net investment income (loss)		(646)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	429,495
Foreign currency transactions	(15)
Futures contracts	12,421
Total net realized gain (loss)		441,901
Change in net unrealized appreciation (depreciation) on: Investment securities	(192,048)
Assets and liabilities in foreign currencies	2
Futures contracts	(4,271)
Total change in net unrealized appreciation (depreciation)		(196,317)
Net gain (loss)		245,584
Net increase (decrease) in net assets resulting from operations		$ 244,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (646)	$ 12,053
Net realized gain (loss)	441,901	543,754
Change in net unrealized appreciation (depreciation)	(196,317)	215,618
Net increase (decrease) in net assets resulting from operations	244,938	771,425
Distributions to shareholders from net investment income	(9,527)	(27,646)
Share transactions - net increase (decrease)	(607,413)	(900,220)
Total increase (decrease) in net assets	(372,002)	(156,441)

Net Assets
Beginning of period	5,819,034	5,975,475
End of period (including distributions in excess of net investment income of $1,934 and undistributed net investment income of $8,239, respectively)	$ 5,447,032	$ 5,819,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Income from Investment Operations
Net investment income (loss)E	.02	.10	.14	.20	.08	.47
Net realized and unrealized gain (loss)	1.14	3.55	(4.66)	(5.26)	(7.65)	2.97
Total from investment operations	1.16	3.65	(4.52)	(5.06)	(7.57)	3.44
Distributions from net investment income	(.08)	(.17)	(.26)	-	(.50)	(.47)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.08)	(.17)	(.26)	(3.96)	(5.63)	(2.16)
Net asset value, end of period	$ 28.17	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61
Total ReturnB,C,D	4.29%	15.61%	(16.06)%	(15.23)%	(16.86)%	7.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.16%A	1.00%	.77%	.78%	.87%	.92%
Expenses net of voluntary waivers, if any	1.16%A	1.00%	.77%	.78%	.87%	.92%
Expenses net of all reductions	1.13%A	.96%	.73%	.75%	.84%	.91%
Net investment income (loss)	.16%A	.41%	.57%	.67%	.17%	.93%
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 219	$ 202	$ 320	$ 452	$ 640
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Income from Investment Operations
Net investment income (loss)E	-G	.07	.11	.16	-G	.37
Net realized and unrealized gain (loss)	1.15	3.60	(4.71)	(5.32)	(7.72)	3.00
Total from investment operations	1.15	3.67	(4.60)	(5.16)	(7.72)	3.37
Distributions from net investment income	(.04)	(.12)	(.19)	-	(.35)	(.35)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.04)	(.12)	(.19)	(3.96)	(5.48)	(2.04)
Net asset value, end of period	$ 28.51	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96
Total ReturnB,C,D	4.20%	15.50%	(16.16)%	(15.37)%	(17.01)%	7.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.30%A	1.12%	.90%	.93%	1.05%	1.12%
Expenses net of voluntary waivers, if any	1.30%A	1.12%	.90%	.93%	1.05%	1.12%
Expenses net of all reductions	1.27%A	1.09%	.86%	.90%	1.03%	1.11%
Net investment income (loss)	.02%A	.28%	.44%	.52%	(.01)%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 4,167	$ 4,578	$ 4,878	$ 8,136	$ 13,813	$ 24,357
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Income from Investment Operations
Net investment income (loss)E	(.09)	(.10)	(.06)	(.04)	(.26)	.09
Net realized and unrealized gain (loss)	1.12	3.51	(4.61)	(5.20)	(7.59)	2.97
Total from investment operations	1.03	3.41	(4.67)	(5.24)	(7.85)	3.06
Distributions from net investment income	-	-	-	-	(.16)	(.24)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	-	-	-	(3.96)	(5.29)	(1.93)
Net asset value, end of period	$ 27.68	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25
Total ReturnB,C,D	3.86%	14.67%	(16.73)%	(15.91)%	(17.49)%	6.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.99%A	1.81%	1.57%	1.57%	1.64%	1.67%
Expenses net of voluntary waivers, if any	1.99%A	1.81%	1.57%	1.57%	1.64%	1.67%
Expenses net of all reductions	1.96%A	1.77%	1.53%	1.54%	1.62%	1.66%
Net investment income (loss)	(.67)%A	(.41)%	(.24)%	(.13)%	(.60)%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 534	$ 582	$ 598	$ 939	$ 1,437	$ 2,264
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Income from Investment Operations
Net investment income (loss)E	(.09)	(.09)	(.05)	(.03)	(.25)	.10
Net realized and unrealized gain (loss)	1.13	3.52	(4.62)	(5.21)	(7.61)	2.97
Total from investment operations	1.04	3.43	(4.67)	(5.24)	(7.86)	3.07
Distributions from net investment income	-	-	-	-	(.21)	(.32)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	-	-	-	(3.96)	(5.34)	(2.01)
Net asset value, end of period	$ 27.79	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39
Total ReturnB,C,D	3.89%	14.71%	(16.68)%	(15.87)%	(17.48)%	6.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.94%A	1.77%	1.53%	1.53%	1.61%	1.65%
Expenses net of voluntary waivers, if any	1.94%A	1.77%	1.53%	1.53%	1.61%	1.65%
Expenses net of all reductions	1.91%A	1.74%	1.49%	1.50%	1.59%	1.64%
Net investment income (loss)	(.62)%A	(.37)%	(.20)%	(.08)%	(.57)%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 131	$ 142	$ 232	$ 400	$ 688
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Income from Investment Operations
Net investment income (loss)D	.08	.21	.25	.33	.22	.63
Net realized and unrealized gain (loss)	1.16	3.59	(4.73)	(5.35)	(7.72)	2.98
Total from investment operations	1.24	3.80	(4.48)	(5.02)	(7.50)	3.61
Distributions from net investment income	(.20)	(.29)	(.39)	-	(.62)	(.60)
Distributions from net realized gain	-	-	-	(3.96)	(5.13)	(1.69)
Total distributions	(.20)	(.29)	(.39)	(3.96)	(5.75)	(2.29)
Net asset value, end of period	$ 28.55	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10
Total ReturnB,C	4.53%	16.10%	(15.71)%	(14.92)%	(16.58)%	7.62%
Ratios to Average Net AssetsE
Expenses before expense reductions	.76%A	.57%	.38%	.40%	.53%	.62%
Expenses net of voluntary waivers, if any	.76%A	.57%	.38%	.40%	.53%	.62%
Expenses net of all reductions	.73%A	.54%	.34%	.37%	.51%	.61%
Net investment income (loss)	.56%A	.83%	.96%	1.05%	.51%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 391	$ 309	$ 155	$ 187	$ 346	$ 584
Portfolio turnover rate	79%A	59%	55%	79%	110%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences.

These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 730,902	|
Unrealized depreciation	(323,446)
Net unrealized appreciation (depreciation)	$ 407,456
Cost for federal income tax purposes	$ 5,122,793

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 284	$ 1
Class T	.25%	.25%	11,172	118
Class B	.75%	.25%	2,890	2,169
Class C	.75%	.25%	655	32
			$ 15,001	$ 2,320

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	87
Class B*	440
Class C*	2
$ 552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 391	.35*
Class T	5,245	.23*
Class B	1,232	.43*
Class C	245	.37*
Institutional Class	349	.20*
	$ 7,462

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $762 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $806 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 1

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 643	$ 1,452
Class T	6,626	24,334
Institutional Class	2,258	1,860
Total	$ 9,527	$ 27,646

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,282	1,358	$ 36,228	$ 33,114
Reinvestment of distributions	23	62	621	1,390
Shares redeemed	(1,159)	(1,904)	(32,752)	(45,323)
Net increase (decrease)	146	(484)	$ 4,097	$ (10,819)
Class T
Shares sold	6,320	18,565	$ 181,154	$ 447,669
Reinvestment of distributions	228	1,021	6,317	23,039
Shares redeemed	(27,485)	(57,019)	(786,021)	(1,366,168)
Net increase (decrease)	(20,937)	(37,433)	$ (598,550)	$ (895,460)
Class B
Shares sold	282	753	$ 7,848	$ 17,814
Shares redeemed	(2,817)	(4,659)	(78,405)	(108,159)
Net increase (decrease)	(2,535)	(3,906)	$ (70,557)	$ (90,345)
Class C
Shares sold	213	514	$ 5,933	$ 12,259
Shares redeemed	(681)	(1,724)	(19,028)	(40,538)
Net increase (decrease)	(468)	(1,210)	$ (13,095)	$ (28,279)
Institutional Class
Shares sold	3,359	6,883	$ 96,591	$ 175,526
Reinvestment of distributions	78	79	2,169	1,776
Shares redeemed	(980)	(2,160)	(28,068)	(52,619)
Net increase (decrease)	2,457	4,802	$ 70,692	$ 124,683

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GOI-USAN-0704
1.786794.101

Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.6	3.4
American International Group, Inc.	3.0	2.4
Citigroup, Inc.	2.9	3.4
Bank of America Corp.	2.3	1.9
Gillette Co.	1.6	1.5
BellSouth Corp.	1.5	1.9
Merck & Co., Inc.	1.4	1.4
Nordstrom, Inc.	1.3	1.4
Morgan Stanley	1.3	1.6
SBC Communications, Inc.	1.3	1.5
	20.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	24.8
Consumer Discretionary	17.5	16.2
Industrials	11.2	9.3
Information Technology	10.5	7.8
Consumer Staples	9.4	9.9
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 99.4%		Stocks 97.1%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	6.4%	** Foreign investments	6.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	264,000	$ 5,185
Automobiles - 0.1%
Harley-Davidson, Inc.	140,000	8,049
Hotels, Restaurants & Leisure - 2.0%
Applebee's International, Inc.	80,000	3,032
Brinker International, Inc. (a)	280,000	10,349
Buffalo Wild Wings, Inc.	61,000	1,818
California Pizza Kitchen, Inc. (a)	689,410	13,016
GTECH Holdings Corp.	40,000	2,251
Krispy Kreme Doughnuts, Inc. (a)	100,000	2,147
Mandalay Resort Group	160,000	8,776
McDonald's Corp.	2,100,000	55,440
Outback Steakhouse, Inc.	280,000	11,886
Sonic Corp. (a)	330,000	7,319
		116,034
Household Durables - 1.6%
D.R. Horton, Inc.	120,000	3,468
Furniture Brands International, Inc.	180,000	4,639
Garmin Ltd.	120,000	4,166
Hunter Douglas NV	260,000	12,131
Koninklijke Philips Electronics NV (NY Shares)	120,000	3,282
Leggett & Platt, Inc.	420,000	10,618
Maytag Corp.	160,000	4,173
Newell Rubbermaid, Inc.	300,000	7,071
Snap-On, Inc.	60,000	2,018
Sony Corp.	320,000	11,798
The Stanley Works	340,000	14,807
Whirlpool Corp.	240,000	15,967
		94,138
Leisure Equipment & Products - 0.5%
Action Performance Companies, Inc.	200,000	3,030
Eastman Kodak Co.	300,000	7,854
Hasbro, Inc.	620,000	12,189
Nautilus Group, Inc.	200,000	3,014
Oakley, Inc.	120,000	1,610
		27,697
Media - 5.5%
Belo Corp. Series A	960,000	28,243
Cablevision Systems Corp. - NY Group Class A (a)	300,000	6,576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	200,000	$ 7,940
Comcast Corp.:
Class A (a)	380,000	11,001
Class A (special) (a)	220,000	6,237
Emmis Communications Corp. Class A (a)	420,000	9,156
Fox Entertainment Group, Inc. Class A (a)	920,000	24,794
Gannett Co., Inc.	80,000	7,024
Interactive Data Corp. (a)	200,000	3,390
Knight-Ridder, Inc.	40,000	3,039
McGraw-Hill Companies, Inc.	180,000	14,026
Omnicom Group, Inc.	40,000	3,195
ProQuest Co. (a)	100,000	2,608
Regal Entertainment Group Class A	100,000	2,140
Rogers Communications, Inc. Class B (non-vtg.)	300,000	5,734
The DIRECTV Group, Inc. (a)	329,286	5,799
The New York Times Co. Class A	140,000	6,528
The Reader's Digest Association, Inc. (non-vtg.)	809,900	12,286
Time Warner, Inc. (a)	3,200,000	54,528
Tribune Co.	360,000	17,384
Viacom, Inc. Class B (non-vtg.)	1,900,000	70,091
Walt Disney Co.	640,000	15,021
		316,740
Multiline Retail - 1.7%
Federated Department Stores, Inc.	120,000	5,725
Kohl's Corp. (a)	80,000	3,805
Nordstrom, Inc.	1,900,000	77,045
Target Corp.	200,000	8,940
		95,515
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	1,800,000	65,574
American Eagle Outfitters, Inc. (a)	2,525,000	73,124
AutoZone, Inc. (a)	120,000	10,410
Best Buy Co., Inc.	80,000	4,221
Big 5 Sporting Goods Corp. (a)	340,000	8,299
Blockbuster, Inc. Class A	380,000	5,951
Borders Group, Inc.	840,000	19,177
Home Depot, Inc.	100,000	3,592
Hot Topic, Inc. (a)	200,000	4,322
Kirkland's, Inc. (a)	660,000	7,755
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	600,000	$ 9,804
Pacific Sunwear of California, Inc. (a)	600,000	13,050
Regis Corp.	40,000	1,744
Sharper Image Corp. (a)	120,000	3,384
Sherwin-Williams Co.	520,000	20,436
Stage Stores, Inc. (a)	300,000	11,286
Staples, Inc.	280,000	7,722
The Pep Boys - Manny, Moe & Jack	100,000	2,449
Toys 'R' Us, Inc. (a)	460,000	7,231
Weight Watchers International, Inc. (a)	220,000	7,667
		287,198
Textiles Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co. (a)	40,000	2,164
Kellwood Co.	360,000	14,652
Liz Claiborne, Inc.	700,000	24,010
Polo Ralph Lauren Corp. Class A	100,000	3,320
Tommy Hilfiger Corp. (a)	360,000	5,472
Warnaco Group, Inc. (a)	500,000	9,965
		59,583
TOTAL CONSUMER DISCRETIONARY		1,010,139
CONSUMER STAPLES - 9.4%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	400,000	11,020
Constellation Brands, Inc. Class A (a)	220,000	7,920
The Coca-Cola Co.	160,000	8,216
		27,156
Food & Staples Retailing - 1.3%
Albertsons, Inc.	600,000	14,058
CVS Corp.	560,000	23,341
Kroger Co. (a)	400,000	6,676
Longs Drug Stores Corp.	340,000	7,283
Safeway, Inc. (a)	900,000	20,304
Whole Foods Market, Inc.	60,000	5,160
		76,822
Food Products - 2.4%
American Italian Pasta Co. Class A	40,000	1,170
Campbell Soup Co.	140,000	3,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Del Monte Foods Co. (a)	1,300,000	$ 13,351
H.J. Heinz Co.	340,000	12,696
Hershey Foods Corp.	120,000	10,648
John B. Sanfilippo & Son, Inc. (a)	54,536	1,359
Kellogg Co.	240,000	10,176
Kraft Foods, Inc. Class A	620,000	18,513
The J.M. Smucker Co.	240,000	11,736
Tyson Foods, Inc. Class A	180,000	3,694
Unilever NV (NY Shares)	632,200	41,706
Wm. Wrigley Jr. Co.	180,000	11,304
		139,924
Household Products - 2.1%
Clorox Co.	160,000	8,378
Colgate-Palmolive Co.	240,000	13,728
Kimberly-Clark Corp.	1,100,000	72,490
Procter & Gamble Co.	140,000	15,095
Rayovac Corp. (a)	300,000	8,130
		117,821
Personal Products - 2.3%
Avon Products, Inc.	80,000	7,093
Estee Lauder Companies, Inc. Class A	600,000	27,474
Gillette Co.	2,100,000	90,489
Nu Skin Enterprises, Inc. Class A	200,000	4,480
		129,536
Tobacco - 0.8%
Altria Group, Inc.	1,000,000	47,970
TOTAL CONSUMER STAPLES		539,229
ENERGY - 8.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	640,000	21,779
BJ Services Co. (a)	800,000	33,512
Cooper Cameron Corp. (a)	100,000	4,637
ENSCO International, Inc.	400,000	10,656
Nabors Industries Ltd. (a)	320,000	13,248
Noble Corp. (a)	260,000	8,960
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	600,000	$ 34,302
Varco International, Inc. (a)	620,000	12,524
		139,618
Oil & Gas - 6.4%
Apache Corp.	260,000	10,494
BP PLC sponsored ADR	1,100,000	58,300
ChevronTexaco Corp.	780,000	70,512
ConocoPhillips	180,000	13,199
Exxon Mobil Corp.	4,800,000	207,594
Occidental Petroleum Corp.	100,000	4,420
Teekay Shipping Corp.	160,000	5,554
		370,073
TOTAL ENERGY		509,691
FINANCIALS - 24.6%
Capital Markets - 4.2%
Bank of New York Co., Inc.	580,000	17,441
Charles Schwab Corp.	1,200,000	11,760
Goldman Sachs Group, Inc.	160,000	15,026
J.P. Morgan Chase & Co.	600,000	22,104
Janus Capital Group, Inc.	2,465,600	40,362
LaBranche & Co., Inc.	400,000	3,584
Lehman Brothers Holdings, Inc.	80,000	6,052
Merrill Lynch & Co., Inc.	780,000	44,304
Morgan Stanley	1,400,000	74,914
Piper Jaffray Companies (a)	9,000	436
State Street Corp.	60,000	2,905
		238,888
Commercial Banks - 6.2%
Bank of America Corp.	1,588,710	132,069
Bank One Corp.	1,500,000	72,675
Fifth Third Bancorp	260,000	14,115
U.S. Bancorp, Delaware	900,000	25,290
Wachovia Corp.	900,000	42,489
Wells Fargo & Co.	1,200,000	70,560
		357,198
Consumer Finance - 0.5%
American Express Co.	540,000	27,378
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 2.9%
Citigroup, Inc.	3,600,000	$ 167,148
Insurance - 9.3%
ACE Ltd.	840,000	34,591
AFLAC, Inc.	280,000	11,368
Allstate Corp.	1,600,000	70,368
American International Group, Inc.	2,320,000	170,056
Aon Corp.	500,000	13,815
Hartford Financial Services Group, Inc.	380,000	25,126
Marsh & McLennan Companies, Inc.	1,200,000	52,944
MBIA, Inc.	80,000	4,431
PartnerRe Ltd.	640,000	35,763
Progressive Corp.	160,000	13,723
SAFECO Corp.	160,000	6,712
Scottish Re Group Ltd.	160,000	3,520
St. Paul Travelers Companies, Inc.	996,820	39,554
The Chubb Corp.	800,000	53,896
		535,867
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	300,000	8,664
Duke Realty Corp.	280,000	9,061
		17,725
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	700,000	47,390
Freddie Mac	220,000	12,846
Washington Mutual, Inc.	260,000	11,357
		71,593
TOTAL FINANCIALS		1,415,797
HEALTH CARE - 8.4%
Biotechnology - 0.2%
Charles River Laboratories International, Inc. (a)	200,000	9,016
MedImmune, Inc. (a)	80,000	1,926
		10,942
Health Care Equipment & Supplies - 2.9%
Bausch & Lomb, Inc.	280,000	17,086
Baxter International, Inc.	300,000	9,432
Becton, Dickinson & Co.	840,000	42,269
C.R. Bard, Inc.	300,000	33,651
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Dade Behring Holdings, Inc. (a)	260,000	$ 11,609
Datascope Corp.	100,000	3,473
Edwards Lifesciences Corp. (a)	60,000	2,175
Fisher Scientific International, Inc. (a)	260,000	14,927
Haemonetics Corp. (a)	240,000	6,528
ICU Medical, Inc. (a)	100,000	3,331
Mentor Corp.	260,000	8,333
Steris Corp. (a)	300,000	6,885
VISX, Inc. (a)	200,000	4,702
		164,401
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	140,000	8,397
Caremark Rx, Inc. (a)	160,000	4,992
HCA, Inc.	260,000	10,096
Humana, Inc. (a)	260,000	4,438
ICON PLC sponsored ADR (a)	100,000	3,900
Lincare Holdings, Inc. (a)	80,000	2,689
Medco Health Solutions, Inc. (a)	144,720	5,070
Per-Se Technologies, Inc. (a)	141,300	1,837
Pharmaceutical Product Development, Inc. (a)	100,000	3,028
Quest Diagnostics, Inc.	120,000	10,338
Tenet Healthcare Corp. (a)	900,000	10,728
		65,513
Pharmaceuticals - 4.2%
Abbott Laboratories	280,000	11,539
Bradley Pharmaceuticals, Inc. (a)	60,000	1,397
Bristol-Myers Squibb Co.	1,600,000	40,432
Forest Laboratories, Inc. (a)	120,000	7,607
Johnson & Johnson	460,000	25,627
King Pharmaceuticals, Inc. (a)	400,000	5,344
Merck & Co., Inc.	1,700,000	80,410
Novartis AG sponsored ADR	580,000	26,199
Pfizer, Inc.	720,000	25,445
Pharmaceutical Resources, Inc. (a)	100,000	4,215
Schering-Plough Corp.	520,000	8,788
Wyeth	220,000	7,920
		244,923
TOTAL HEALTH CARE		485,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.7%
Boeing Co.	1,300,000	$ 59,540
EADS NV	1,100,000	27,114
Goodrich Corp.	400,000	11,212
Honeywell International, Inc.	620,000	20,894
Lockheed Martin Corp.	1,200,000	59,448
Northrop Grumman Corp.	160,000	16,501
Precision Castparts Corp.	100,000	4,689
United Technologies Corp.	140,000	11,845
		211,243
Air Freight & Logistics - 0.3%
CNF, Inc.	240,000	9,355
United Parcel Service, Inc. Class B	100,000	7,172
		16,527
Airlines - 0.0%
Delta Air Lines, Inc.	200,000	1,220
Southwest Airlines Co.	80,000	1,241
		2,461
Commercial Services & Supplies - 1.0%
Cintas Corp.	80,000	3,630
Equifax, Inc.	220,000	5,392
H&R Block, Inc.	100,000	4,885
Imagistics International, Inc. (a)	180,000	6,961
Pitney Bowes, Inc.	160,000	7,093
Republic Services, Inc.	280,000	8,078
Waste Management, Inc.	240,000	6,902
Watson Wyatt & Co. Holdings Class A	560,000	14,644
		57,585
Construction & Engineering - 0.3%
Fluor Corp.	280,000	11,318
Granite Construction, Inc.	200,000	3,780
MasTec, Inc. (a)	200,000	854
		15,952
Electrical Equipment - 0.2%
A.O. Smith Corp.	300,000	8,835
Hubbell, Inc. Class B	40,000	1,793
		10,628
Industrial Conglomerates - 1.3%
3M Co.	80,000	6,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	160,000	$ 4,979
Tyco International Ltd.	2,000,000	61,580
		73,324
Machinery - 2.6%
AGCO Corp. (a)	660,000	12,646
Caterpillar, Inc.	240,000	18,084
Crane Co.	220,000	6,642
Eaton Corp.	360,000	21,006
Illinois Tool Works, Inc.	120,000	10,786
Ingersoll-Rand Co. Ltd. Class A	320,000	20,896
Kennametal, Inc.	262,337	11,176
Pall Corp.	220,000	5,320
Pentair, Inc.	160,000	9,805
SPX Corp.	600,000	26,232
Timken Co.	300,000	6,837
		149,430
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	700,000	23,058
Swift Transportation Co., Inc. (a)	200,000	3,592
Union Pacific Corp.	260,000	15,163
Werner Enterprises, Inc.	66,300	1,266
Yellow Roadway Corp. (a)	100,000	3,571
		46,650
Trading Companies & Distributors - 1.0%
W.W. Grainger, Inc.	1,075,000	58,534
TOTAL INDUSTRIALS		642,334
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.2%
Aspect Communications Corp. (a)	200,000	2,568
Emulex Corp. (a)	120,000	2,242
Foundry Networks, Inc. (a)	200,000	2,468
Motorola, Inc.	2,000,000	39,540
Nokia Corp. sponsored ADR	1,200,000	16,488
QLogic Corp. (a)	100,000	3,070
SeaChange International, Inc. (a)	120,000	1,792
		68,168
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
Electronics for Imaging, Inc. (a)	200,000	$ 5,552
Hewlett-Packard Co.	3,200,050	67,969
Hutchinson Technology, Inc. (a)	100,000	2,641
Imation Corp.	200,000	8,232
International Business Machines Corp.	800,000	70,872
Komag, Inc. (a)	200,000	2,900
Maxtor Corp. (a)	800,000	5,496
NCR Corp. (a)	340,000	16,402
Seagate Technology	260,000	3,198
Storage Technology Corp. (a)	1,020,000	28,815
Western Digital Corp. (a)	700,000	6,398
		218,475
Electronic Equipment & Instruments - 0.6%
Benchmark Electronics, Inc. (a)	100,000	2,913
Celestica, Inc. (sub. vtg.) (a)	240,000	4,449
Kyocera Corp.	160,000	13,478
Planar Systems, Inc. (a)	500,000	6,325
Tech Data Corp. (a)	120,000	4,817
Vishay Intertechnology, Inc. (a)	120,000	2,264
		34,246
Internet Software & Services - 0.1%
iPass, Inc.	300,000	3,378
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	60,000	2,989
Ceridian Corp. (a)	1,300,000	29,120
Computer Sciences Corp. (a)	280,000	12,205
DST Systems, Inc. (a)	80,000	3,843
Electronic Data Systems Corp.	460,000	7,521
First Data Corp.	94,900	4,108
Hewitt Associates, Inc. Class A (a)	120,000	3,780
SunGard Data Systems, Inc. (a)	500,000	13,855
The BISYS Group, Inc. (a)	28,200	357
		77,778
Office Electronics - 0.4%
Canon, Inc. ADR	240,000	11,894
Xerox Corp. (a)	920,000	12,457
		24,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)	260,000	$ 4,043
Amkor Technology, Inc. (a)	300,000	3,084
Atmel Corp. (a)	600,000	3,816
Cabot Microelectronics Corp. (a)	140,000	4,361
Credence Systems Corp. (a)	280,000	3,923
DSP Group, Inc. (a)	100,000	2,632
Intel Corp.	200,000	5,710
Intersil Corp. Class A	200,000	4,250
National Semiconductor Corp. (a)	120,000	2,600
Photronics, Inc. (a)	200,000	3,536
Texas Instruments, Inc.	140,000	3,655
		41,610
Software - 2.4%
BEA Systems, Inc. (a)	600,000	5,178
Business Objects SA sponsored ADR (a)	100,000	2,191
Fair, Isaac & Co., Inc.	200,000	6,950
Intuit, Inc. (a)	100,000	3,918
Macrovision Corp. (a)	400,000	9,316
Microsoft Corp.	2,400,000	63,240
Oracle Corp. (a)	500,000	5,660
PeopleSoft, Inc. (a)	280,000	5,006
SERENA Software, Inc. (a)	220,000	4,673
SPSS, Inc. (a)	100,000	1,665
Sybase, Inc. (a)	160,000	2,784
Synopsys, Inc. (a)	480,000	14,208
Take-Two Interactive Software, Inc. (a)	80,000	2,382
THQ, Inc. (a)	200,000	4,218
Verity, Inc. (a)	320,000	4,448
		135,837
TOTAL INFORMATION TECHNOLOGY		603,843
MATERIALS - 3.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	120,000	5,996
Airgas, Inc.	200,000	4,356
Cytec Industries, Inc.	100,000	4,027
FMC Corp. (a)	320,000	12,982
H.B. Fuller Co.	603	16
International Flavors & Fragrances, Inc.	700,000	25,186
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	260,000	$ 8,970
PPG Industries, Inc.	340,000	20,332
Praxair, Inc.	600,000	22,194
		104,059
Containers & Packaging - 0.2%
Ball Corp.	40,657	2,777
Smurfit-Stone Container Corp. (a)	200,000	3,632
Temple-Inland, Inc.	60,000	3,919
		10,328
Metals & Mining - 0.8%
Alcoa, Inc.	820,000	25,666
Newmont Mining Corp.	300,000	11,913
Phelps Dodge Corp. (a)	160,000	10,864
		48,443
Paper & Forest Products - 0.8%
International Paper Co.	440,000	18,449
MeadWestvaco Corp.	260,000	7,181
Weyerhaeuser Co.	320,000	19,354
		44,984
TOTAL MATERIALS		207,814
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.2%
BellSouth Corp.	3,500,000	87,360
CenturyTel, Inc.	280,000	8,369
SBC Communications, Inc.	3,100,000	73,470
Verizon Communications, Inc.	2,000,000	69,160
		238,359
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	900,000	12,744
TOTAL TELECOMMUNICATION SERVICES		251,103
UTILITIES - 1.0%
Electric Utilities - 0.8%
Cinergy Corp.	180,000	6,752
Consolidated Edison, Inc.	140,000	5,496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	360,000	$ 14,040
NSTAR	160,000	7,565
Wisconsin Energy Corp.	380,000	12,088
		45,941
Gas Utilities - 0.1%
KeySpan Corp.	220,000	7,788
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	160,000	3,760
TOTAL UTILITIES		57,489
TOTAL COMMON STOCKS (Cost $4,834,642)		5,723,218
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	62,000	3,321
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,674
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,372)		12,995
Money Market Funds - 1.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	19,583,634	$ 19,584
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	45,374,400	45,374
TOTAL MONEY MARKET FUNDS (Cost $64,958)		64,958
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,911,972)		5,801,171
NET OTHER ASSETS - (0.8)%		(43,952)
NET ASSETS - 100%		$ 5,757,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,207,555,000 and $675,376,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,886,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $36,376,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,839) (cost $4,911,972) - See accompanying schedule		$ 5,801,171
Receivable for investments sold		308
Receivable for fund shares sold		7,394
Dividends receivable		10,060
Interest receivable		36
Prepaid expenses		13
Receivable from investment adviser for expense reductions		2
Other affiliated receivables		15
Other receivables		347
Total assets		5,819,346

Liabilities
Payable for investments purchased	$ 4,548
Payable for fund shares redeemed	6,756
Accrued management fee	2,228
Distribution fees payable	1,916
Other affiliated payables	1,246
Other payables and accrued expenses	59
Collateral on securities loaned, at value	45,374
Total liabilities		62,127

Net Assets		$ 5,757,219
Net Assets consist of:
Paid in capital		$ 4,839,279
Undistributed net investment income		8,052
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,679
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,209
Net Assets		$ 5,757,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,573 ÷ 27,576 shares)	$ 26.24

Maximum offering price per share (100/94.25 of $26.24)	$ 27.84
Class T: Net Asset Value and redemption price per share ($2,651,892 ÷ 99,948 shares)	$ 26.53

Maximum offering price per share (100/96.50 of $26.53)	$ 27.49
Class B: Net Asset Value and offering price per share ($569,781 ÷ 21,681 shares) A	$ 26.28

Class C: Net Asset Value and offering price per share ($268,996 ÷ 10,215 shares) A	$ 26.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,542,977 ÷ 57,495 shares)	$ 26.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 48,496
Interest		301
Security lending		232
Total income		49,029

Expenses
Management fee	$ 13,006
Transfer agent fees	6,194
Distribution fees	11,339
Accounting and security lending fees	546
Non-interested trustees' compensation	16
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	41
Registration fees	198
Audit	36
Legal	9
Miscellaneous	34
Total expenses before reductions	31,430
Expense reductions	(313)	31,117
Net investment income (loss)		17,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	64,892
Foreign currency transactions	39
Futures contracts	1,935
Total net realized gain (loss)		66,866
Change in net unrealized appreciation (depreciation) on: Investment securities	375,963
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		375,972
Net gain (loss)		442,838
Net increase (decrease) in net assets resulting from operations		$ 460,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,912	$ 38,706
Net realized gain (loss)	66,866	234,138
Change in net unrealized appreciation (depreciation)	375,972	333,213
Net increase (decrease) in net assets resulting from operations	460,750	606,057
Distributions to shareholders from net investment income	(18,114)	(38,199)
Share transactions - net increase (decrease)	421,998	341,785
Total increase (decrease) in net assets	864,634	909,643

Net Assets
Beginning of period	4,892,585	3,982,942
End of period (including undistributed net investment income of $8,052 and undistributed net investment income of $8,254, respectively)	$ 5,757,219	$ 4,892,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Income from Investment Operations
Net investment income (loss) E	.10	.24	.21	.22	.38	.23
Net realized and unrealized gain (loss)	2.17	2.94	(2.39)	.20	1.41	.88
Total from investment operations	2.27	3.18	(2.18)	.42	1.79	1.11
Distributions from net investment income	(.10)	(.23)	(.20)	(.27)	(.34)	(.25)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.10)	(.23)	(.43)	(3.11)	(3.09)	(1.54)
Net asset value, end of period	$ 26.24	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72
Total Return B, C, D	9.44%	15.22%	(9.35)%	1.36%	7.21%	4.06%
Ratios to Average Net Assets F
Expenses before expense reductions	1.00% A	1.01%	1.01%	.98%	1.00%	.99%
Expenses net of voluntary waivers, if any	1.00% A	1.01%	1.01%	.98%	1.00%	.99%
Expenses net of all reductions	.99% A	.98%	.97%	.95%	.97%	.96%
Net investment income (loss)	.80% A	1.10%	.93%	.88%	1.51%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 724	$ 589	$ 464	$ 371	$ 161	$ 120
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.08	.19	.16	.16	.34	.17
Net realized and unrealized gain (loss)	2.19	2.98	(2.42)	.20	1.41	.90
Total from investment operations	2.27	3.17	(2.26)	.36	1.75	1.07
Distributions from net investment income	(.08)	(.19)	(.13)	(.21)	(.28)	(.18)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.08)	(.19)	(.36)	(3.05)	(3.03)	(1.47)
Net asset value, end of period	$ 26.53	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95
Total Return B, C, D	9.34%	14.97%	(9.57)%	1.10%	6.97%	3.89%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.25%	1.25%	1.22%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.23% A	1.25%	1.25%	1.22%	1.21%	1.21%
Expenses net of all reductions	1.22% A	1.22%	1.20%	1.19%	1.18%	1.18%
Net investment income (loss)	.58% A	.86%	.70%	.65%	1.30%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2,652	$ 2,289	$ 1,903	$ 2,058	$ 1,889	$ 2,494
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.02	.03	.20	.03
Net realized and unrealized gain (loss)	2.18	2.95	(2.39)	.20	1.40	.88
Total from investment operations	2.17	3.01	(2.37)	.23	1.60	.91
Distributions from net investment income	(.02)	(.06)	(.02)	(.08)	(.15)	(.03)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.02)	(.06)	(.25)	(2.92)	(2.90)	(1.32)
Net asset value, end of period	$ 26.28	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79
Total Return B, C, D	9.00%	14.25%	(10.07)%	.57%	6.38%	3.33%
Ratios to Average Net Assets F
Expenses before expense reductions	1.85% A	1.85%	1.84%	1.77%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.84%	1.77%	1.75%	1.72%
Expenses net of all reductions	1.84% A	1.82%	1.79%	1.73%	1.72%	1.69%
Net investment income (loss)	(.05)% A	.26%	.11%	.10%	.76%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 531	$ 472	$ 620	$ 697	$ 893
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Income from Investment Operations
Net investment income (loss) E	- G	.06	.03	.03	.19	.02
Net realized and unrealized gain (loss)	2.18	2.96	(2.40)	.22	1.42	.89
Total from investment operations	2.18	3.02	(2.37)	.25	1.61	.91
Distributions from net investment income	(.02)	(.07)	(.02)	(.08)	(.16)	(.04)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.02)	(.07)	(.25)	(2.92)	(2.91)	(1.33)
Net asset value, end of period	$ 26.33	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81
Total Return B, C, D	9.02%	14.27%	(10.06)%	.65%	6.41%	3.32%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.81%	1.79%	1.74%	1.74%	1.73%
Expenses net of voluntary waivers, if any	1.80% A	1.81%	1.79%	1.74%	1.74%	1.73%
Expenses net of all reductions	1.79% A	1.78%	1.75%	1.71%	1.71%	1.70%
Net investment income (loss)	-% A, G	.30%	.15%	.12%	.77%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 220	$ 159	$ 136	$ 69	$ 65
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .01.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Income from Investment Operations
Net investment income (loss) D	.15	.31	.29	.29	.47	.32
Net realized and unrealized gain (loss)	2.22	3.01	(2.44)	.21	1.44	.90
Total from investment operations	2.37	3.32	(2.15)	.50	1.91	1.22
Distributions from net investment income	(.14)	(.30)	(.27)	(.35)	(.42)	(.33)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.14)	(.30)	(.50)	(3.19)	(3.17)	(1.62)
Net asset value, end of period	$ 26.84	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19
Total Return B, C	9.65%	15.59%	(9.04)%	1.67%	7.57%	4.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.68%	.69%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.68% A	.68%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.67% A	.65%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.12% A	1.43%	1.26%	1.18%	1.83%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 1,264	$ 985	$ 714	$ 468	$ 458
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,124,714
Unrealized depreciation	(241,825)
Net unrealized appreciation (depreciation)	$ 882,889
Cost for federal income tax purposes	$ 4,918,282

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 842	$ 1
Class T	.25%	.25%	6,374	42
Class B	.75%	.25%	2,859	2,144
Class C	.75%	.25%	1,264	292
			$ 11,339	$ 2,479

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 228
Class T	94
Class B*	439
Class C*	14
$ 775

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 814	.24*
Class T	2,808	.22*
Class B	982	.34*
Class C	367	.29*
Institutional Class	1,223	.17*
	$ 6,194

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $294 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 5

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $306 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expenses are noted in the table below.

	Transfer Agent expense reduction	Custody expense reduction
Fund Level		$ 1
Class A	$ 1	-
	$ 1	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 2,499	$ 5,261
Class T	7,641	17,049
Class B	441	1,317
Class C	185	564
Institutional Class	7,348	14,008
Total	$ 18,114	$ 38,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	5,685	8,302	$ 147,638	$ 176,698
Reinvestment of distributions	91	232	2,310	4,884
Shares redeemed	(2,674)	(6,020)	(69,558)	(126,019)
Net increase (decrease)	3,102	2,514	$ 80,390	$ 55,563
Class T
Shares sold	16,568	26,895	$ 435,648	$ 585,308
Reinvestment of distributions	286	767	7,349	16,329
Shares redeemed	(10,929)	(22,699)	(286,892)	(482,313)
Net increase (decrease)	5,925	4,963	$ 156,105	$ 119,324
Class B
Shares sold	2,147	3,817	$ 55,962	$ 81,717
Reinvestment of distributions	16	55	394	1,170
Shares redeemed	(2,468)	(4,159)	(64,476)	(87,184)
Net increase (decrease)	(305)	(287)	$ (8,120)	$ (4,297)
Class C
Shares sold	2,167	3,321	$ 56,577	$ 72,467
Reinvestment of distributions	7	23	161	490
Shares redeemed	(1,075)	(1,739)	(28,087)	(36,496)
Net increase (decrease)	1,099	1,605	$ 28,651	$ 36,461
Institutional Class
Shares sold	13,755	21,156	$ 366,136	$ 460,094
Reinvestment of distributions	224	513	5,861	11,055
Shares redeemed	(7,848)	(15,959)	(207,025)	(336,415)
Net increase (decrease)	6,131	5,710	$ 164,972	$ 134,734

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EPI-USAN-0704
1.786785.101

Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.6	3.4
American International Group, Inc.	3.0	2.4
Citigroup, Inc.	2.9	3.4
Bank of America Corp.	2.3	1.9
Gillette Co.	1.6	1.5
BellSouth Corp.	1.5	1.9
Merck & Co., Inc.	1.4	1.4
Nordstrom, Inc.	1.3	1.4
Morgan Stanley	1.3	1.6
SBC Communications, Inc.	1.3	1.5
	20.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	24.8
Consumer Discretionary	17.5	16.2
Industrials	11.2	9.3
Information Technology	10.5	7.8
Consumer Staples	9.4	9.9
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 99.4%		Stocks 97.1%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	6.4%	** Foreign investments	6.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	264,000	$ 5,185
Automobiles - 0.1%
Harley-Davidson, Inc.	140,000	8,049
Hotels, Restaurants & Leisure - 2.0%
Applebee's International, Inc.	80,000	3,032
Brinker International, Inc. (a)	280,000	10,349
Buffalo Wild Wings, Inc.	61,000	1,818
California Pizza Kitchen, Inc. (a)	689,410	13,016
GTECH Holdings Corp.	40,000	2,251
Krispy Kreme Doughnuts, Inc. (a)	100,000	2,147
Mandalay Resort Group	160,000	8,776
McDonald's Corp.	2,100,000	55,440
Outback Steakhouse, Inc.	280,000	11,886
Sonic Corp. (a)	330,000	7,319
		116,034
Household Durables - 1.6%
D.R. Horton, Inc.	120,000	3,468
Furniture Brands International, Inc.	180,000	4,639
Garmin Ltd.	120,000	4,166
Hunter Douglas NV	260,000	12,131
Koninklijke Philips Electronics NV (NY Shares)	120,000	3,282
Leggett & Platt, Inc.	420,000	10,618
Maytag Corp.	160,000	4,173
Newell Rubbermaid, Inc.	300,000	7,071
Snap-On, Inc.	60,000	2,018
Sony Corp.	320,000	11,798
The Stanley Works	340,000	14,807
Whirlpool Corp.	240,000	15,967
		94,138
Leisure Equipment & Products - 0.5%
Action Performance Companies, Inc.	200,000	3,030
Eastman Kodak Co.	300,000	7,854
Hasbro, Inc.	620,000	12,189
Nautilus Group, Inc.	200,000	3,014
Oakley, Inc.	120,000	1,610
		27,697
Media - 5.5%
Belo Corp. Series A	960,000	28,243
Cablevision Systems Corp. - NY Group Class A (a)	300,000	6,576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.	200,000	$ 7,940
Comcast Corp.:
Class A (a)	380,000	11,001
Class A (special) (a)	220,000	6,237
Emmis Communications Corp. Class A (a)	420,000	9,156
Fox Entertainment Group, Inc. Class A (a)	920,000	24,794
Gannett Co., Inc.	80,000	7,024
Interactive Data Corp. (a)	200,000	3,390
Knight-Ridder, Inc.	40,000	3,039
McGraw-Hill Companies, Inc.	180,000	14,026
Omnicom Group, Inc.	40,000	3,195
ProQuest Co. (a)	100,000	2,608
Regal Entertainment Group Class A	100,000	2,140
Rogers Communications, Inc. Class B (non-vtg.)	300,000	5,734
The DIRECTV Group, Inc. (a)	329,286	5,799
The New York Times Co. Class A	140,000	6,528
The Reader's Digest Association, Inc. (non-vtg.)	809,900	12,286
Time Warner, Inc. (a)	3,200,000	54,528
Tribune Co.	360,000	17,384
Viacom, Inc. Class B (non-vtg.)	1,900,000	70,091
Walt Disney Co.	640,000	15,021
		316,740
Multiline Retail - 1.7%
Federated Department Stores, Inc.	120,000	5,725
Kohl's Corp. (a)	80,000	3,805
Nordstrom, Inc.	1,900,000	77,045
Target Corp.	200,000	8,940
		95,515
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	1,800,000	65,574
American Eagle Outfitters, Inc. (a)	2,525,000	73,124
AutoZone, Inc. (a)	120,000	10,410
Best Buy Co., Inc.	80,000	4,221
Big 5 Sporting Goods Corp. (a)	340,000	8,299
Blockbuster, Inc. Class A	380,000	5,951
Borders Group, Inc.	840,000	19,177
Home Depot, Inc.	100,000	3,592
Hot Topic, Inc. (a)	200,000	4,322
Kirkland's, Inc. (a)	660,000	7,755
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	600,000	$ 9,804
Pacific Sunwear of California, Inc. (a)	600,000	13,050
Regis Corp.	40,000	1,744
Sharper Image Corp. (a)	120,000	3,384
Sherwin-Williams Co.	520,000	20,436
Stage Stores, Inc. (a)	300,000	11,286
Staples, Inc.	280,000	7,722
The Pep Boys - Manny, Moe & Jack	100,000	2,449
Toys 'R' Us, Inc. (a)	460,000	7,231
Weight Watchers International, Inc. (a)	220,000	7,667
		287,198
Textiles Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co. (a)	40,000	2,164
Kellwood Co.	360,000	14,652
Liz Claiborne, Inc.	700,000	24,010
Polo Ralph Lauren Corp. Class A	100,000	3,320
Tommy Hilfiger Corp. (a)	360,000	5,472
Warnaco Group, Inc. (a)	500,000	9,965
		59,583
TOTAL CONSUMER DISCRETIONARY		1,010,139
CONSUMER STAPLES - 9.4%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	400,000	11,020
Constellation Brands, Inc. Class A (a)	220,000	7,920
The Coca-Cola Co.	160,000	8,216
		27,156
Food & Staples Retailing - 1.3%
Albertsons, Inc.	600,000	14,058
CVS Corp.	560,000	23,341
Kroger Co. (a)	400,000	6,676
Longs Drug Stores Corp.	340,000	7,283
Safeway, Inc. (a)	900,000	20,304
Whole Foods Market, Inc.	60,000	5,160
		76,822
Food Products - 2.4%
American Italian Pasta Co. Class A	40,000	1,170
Campbell Soup Co.	140,000	3,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Del Monte Foods Co. (a)	1,300,000	$ 13,351
H.J. Heinz Co.	340,000	12,696
Hershey Foods Corp.	120,000	10,648
John B. Sanfilippo & Son, Inc. (a)	54,536	1,359
Kellogg Co.	240,000	10,176
Kraft Foods, Inc. Class A	620,000	18,513
The J.M. Smucker Co.	240,000	11,736
Tyson Foods, Inc. Class A	180,000	3,694
Unilever NV (NY Shares)	632,200	41,706
Wm. Wrigley Jr. Co.	180,000	11,304
		139,924
Household Products - 2.1%
Clorox Co.	160,000	8,378
Colgate-Palmolive Co.	240,000	13,728
Kimberly-Clark Corp.	1,100,000	72,490
Procter & Gamble Co.	140,000	15,095
Rayovac Corp. (a)	300,000	8,130
		117,821
Personal Products - 2.3%
Avon Products, Inc.	80,000	7,093
Estee Lauder Companies, Inc. Class A	600,000	27,474
Gillette Co.	2,100,000	90,489
Nu Skin Enterprises, Inc. Class A	200,000	4,480
		129,536
Tobacco - 0.8%
Altria Group, Inc.	1,000,000	47,970
TOTAL CONSUMER STAPLES		539,229
ENERGY - 8.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	640,000	21,779
BJ Services Co. (a)	800,000	33,512
Cooper Cameron Corp. (a)	100,000	4,637
ENSCO International, Inc.	400,000	10,656
Nabors Industries Ltd. (a)	320,000	13,248
Noble Corp. (a)	260,000	8,960
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	600,000	$ 34,302
Varco International, Inc. (a)	620,000	12,524
		139,618
Oil & Gas - 6.4%
Apache Corp.	260,000	10,494
BP PLC sponsored ADR	1,100,000	58,300
ChevronTexaco Corp.	780,000	70,512
ConocoPhillips	180,000	13,199
Exxon Mobil Corp.	4,800,000	207,594
Occidental Petroleum Corp.	100,000	4,420
Teekay Shipping Corp.	160,000	5,554
		370,073
TOTAL ENERGY		509,691
FINANCIALS - 24.6%
Capital Markets - 4.2%
Bank of New York Co., Inc.	580,000	17,441
Charles Schwab Corp.	1,200,000	11,760
Goldman Sachs Group, Inc.	160,000	15,026
J.P. Morgan Chase & Co.	600,000	22,104
Janus Capital Group, Inc.	2,465,600	40,362
LaBranche & Co., Inc.	400,000	3,584
Lehman Brothers Holdings, Inc.	80,000	6,052
Merrill Lynch & Co., Inc.	780,000	44,304
Morgan Stanley	1,400,000	74,914
Piper Jaffray Companies (a)	9,000	436
State Street Corp.	60,000	2,905
		238,888
Commercial Banks - 6.2%
Bank of America Corp.	1,588,710	132,069
Bank One Corp.	1,500,000	72,675
Fifth Third Bancorp	260,000	14,115
U.S. Bancorp, Delaware	900,000	25,290
Wachovia Corp.	900,000	42,489
Wells Fargo & Co.	1,200,000	70,560
		357,198
Consumer Finance - 0.5%
American Express Co.	540,000	27,378
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 2.9%
Citigroup, Inc.	3,600,000	$ 167,148
Insurance - 9.3%
ACE Ltd.	840,000	34,591
AFLAC, Inc.	280,000	11,368
Allstate Corp.	1,600,000	70,368
American International Group, Inc.	2,320,000	170,056
Aon Corp.	500,000	13,815
Hartford Financial Services Group, Inc.	380,000	25,126
Marsh & McLennan Companies, Inc.	1,200,000	52,944
MBIA, Inc.	80,000	4,431
PartnerRe Ltd.	640,000	35,763
Progressive Corp.	160,000	13,723
SAFECO Corp.	160,000	6,712
Scottish Re Group Ltd.	160,000	3,520
St. Paul Travelers Companies, Inc.	996,820	39,554
The Chubb Corp.	800,000	53,896
		535,867
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	300,000	8,664
Duke Realty Corp.	280,000	9,061
		17,725
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	700,000	47,390
Freddie Mac	220,000	12,846
Washington Mutual, Inc.	260,000	11,357
		71,593
TOTAL FINANCIALS		1,415,797
HEALTH CARE - 8.4%
Biotechnology - 0.2%
Charles River Laboratories International, Inc. (a)	200,000	9,016
MedImmune, Inc. (a)	80,000	1,926
		10,942
Health Care Equipment & Supplies - 2.9%
Bausch & Lomb, Inc.	280,000	17,086
Baxter International, Inc.	300,000	9,432
Becton, Dickinson & Co.	840,000	42,269
C.R. Bard, Inc.	300,000	33,651
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Dade Behring Holdings, Inc. (a)	260,000	$ 11,609
Datascope Corp.	100,000	3,473
Edwards Lifesciences Corp. (a)	60,000	2,175
Fisher Scientific International, Inc. (a)	260,000	14,927
Haemonetics Corp. (a)	240,000	6,528
ICU Medical, Inc. (a)	100,000	3,331
Mentor Corp.	260,000	8,333
Steris Corp. (a)	300,000	6,885
VISX, Inc. (a)	200,000	4,702
		164,401
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	140,000	8,397
Caremark Rx, Inc. (a)	160,000	4,992
HCA, Inc.	260,000	10,096
Humana, Inc. (a)	260,000	4,438
ICON PLC sponsored ADR (a)	100,000	3,900
Lincare Holdings, Inc. (a)	80,000	2,689
Medco Health Solutions, Inc. (a)	144,720	5,070
Per-Se Technologies, Inc. (a)	141,300	1,837
Pharmaceutical Product Development, Inc. (a)	100,000	3,028
Quest Diagnostics, Inc.	120,000	10,338
Tenet Healthcare Corp. (a)	900,000	10,728
		65,513
Pharmaceuticals - 4.2%
Abbott Laboratories	280,000	11,539
Bradley Pharmaceuticals, Inc. (a)	60,000	1,397
Bristol-Myers Squibb Co.	1,600,000	40,432
Forest Laboratories, Inc. (a)	120,000	7,607
Johnson & Johnson	460,000	25,627
King Pharmaceuticals, Inc. (a)	400,000	5,344
Merck & Co., Inc.	1,700,000	80,410
Novartis AG sponsored ADR	580,000	26,199
Pfizer, Inc.	720,000	25,445
Pharmaceutical Resources, Inc. (a)	100,000	4,215
Schering-Plough Corp.	520,000	8,788
Wyeth	220,000	7,920
		244,923
TOTAL HEALTH CARE		485,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.7%
Boeing Co.	1,300,000	$ 59,540
EADS NV	1,100,000	27,114
Goodrich Corp.	400,000	11,212
Honeywell International, Inc.	620,000	20,894
Lockheed Martin Corp.	1,200,000	59,448
Northrop Grumman Corp.	160,000	16,501
Precision Castparts Corp.	100,000	4,689
United Technologies Corp.	140,000	11,845
		211,243
Air Freight & Logistics - 0.3%
CNF, Inc.	240,000	9,355
United Parcel Service, Inc. Class B	100,000	7,172
		16,527
Airlines - 0.0%
Delta Air Lines, Inc.	200,000	1,220
Southwest Airlines Co.	80,000	1,241
		2,461
Commercial Services & Supplies - 1.0%
Cintas Corp.	80,000	3,630
Equifax, Inc.	220,000	5,392
H&R Block, Inc.	100,000	4,885
Imagistics International, Inc. (a)	180,000	6,961
Pitney Bowes, Inc.	160,000	7,093
Republic Services, Inc.	280,000	8,078
Waste Management, Inc.	240,000	6,902
Watson Wyatt & Co. Holdings Class A	560,000	14,644
		57,585
Construction & Engineering - 0.3%
Fluor Corp.	280,000	11,318
Granite Construction, Inc.	200,000	3,780
MasTec, Inc. (a)	200,000	854
		15,952
Electrical Equipment - 0.2%
A.O. Smith Corp.	300,000	8,835
Hubbell, Inc. Class B	40,000	1,793
		10,628
Industrial Conglomerates - 1.3%
3M Co.	80,000	6,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	160,000	$ 4,979
Tyco International Ltd.	2,000,000	61,580
		73,324
Machinery - 2.6%
AGCO Corp. (a)	660,000	12,646
Caterpillar, Inc.	240,000	18,084
Crane Co.	220,000	6,642
Eaton Corp.	360,000	21,006
Illinois Tool Works, Inc.	120,000	10,786
Ingersoll-Rand Co. Ltd. Class A	320,000	20,896
Kennametal, Inc.	262,337	11,176
Pall Corp.	220,000	5,320
Pentair, Inc.	160,000	9,805
SPX Corp.	600,000	26,232
Timken Co.	300,000	6,837
		149,430
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	700,000	23,058
Swift Transportation Co., Inc. (a)	200,000	3,592
Union Pacific Corp.	260,000	15,163
Werner Enterprises, Inc.	66,300	1,266
Yellow Roadway Corp. (a)	100,000	3,571
		46,650
Trading Companies & Distributors - 1.0%
W.W. Grainger, Inc.	1,075,000	58,534
TOTAL INDUSTRIALS		642,334
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.2%
Aspect Communications Corp. (a)	200,000	2,568
Emulex Corp. (a)	120,000	2,242
Foundry Networks, Inc. (a)	200,000	2,468
Motorola, Inc.	2,000,000	39,540
Nokia Corp. sponsored ADR	1,200,000	16,488
QLogic Corp. (a)	100,000	3,070
SeaChange International, Inc. (a)	120,000	1,792
		68,168
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
Electronics for Imaging, Inc. (a)	200,000	$ 5,552
Hewlett-Packard Co.	3,200,050	67,969
Hutchinson Technology, Inc. (a)	100,000	2,641
Imation Corp.	200,000	8,232
International Business Machines Corp.	800,000	70,872
Komag, Inc. (a)	200,000	2,900
Maxtor Corp. (a)	800,000	5,496
NCR Corp. (a)	340,000	16,402
Seagate Technology	260,000	3,198
Storage Technology Corp. (a)	1,020,000	28,815
Western Digital Corp. (a)	700,000	6,398
		218,475
Electronic Equipment & Instruments - 0.6%
Benchmark Electronics, Inc. (a)	100,000	2,913
Celestica, Inc. (sub. vtg.) (a)	240,000	4,449
Kyocera Corp.	160,000	13,478
Planar Systems, Inc. (a)	500,000	6,325
Tech Data Corp. (a)	120,000	4,817
Vishay Intertechnology, Inc. (a)	120,000	2,264
		34,246
Internet Software & Services - 0.1%
iPass, Inc.	300,000	3,378
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	60,000	2,989
Ceridian Corp. (a)	1,300,000	29,120
Computer Sciences Corp. (a)	280,000	12,205
DST Systems, Inc. (a)	80,000	3,843
Electronic Data Systems Corp.	460,000	7,521
First Data Corp.	94,900	4,108
Hewitt Associates, Inc. Class A (a)	120,000	3,780
SunGard Data Systems, Inc. (a)	500,000	13,855
The BISYS Group, Inc. (a)	28,200	357
		77,778
Office Electronics - 0.4%
Canon, Inc. ADR	240,000	11,894
Xerox Corp. (a)	920,000	12,457
		24,351
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)	260,000	$ 4,043
Amkor Technology, Inc. (a)	300,000	3,084
Atmel Corp. (a)	600,000	3,816
Cabot Microelectronics Corp. (a)	140,000	4,361
Credence Systems Corp. (a)	280,000	3,923
DSP Group, Inc. (a)	100,000	2,632
Intel Corp.	200,000	5,710
Intersil Corp. Class A	200,000	4,250
National Semiconductor Corp. (a)	120,000	2,600
Photronics, Inc. (a)	200,000	3,536
Texas Instruments, Inc.	140,000	3,655
		41,610
Software - 2.4%
BEA Systems, Inc. (a)	600,000	5,178
Business Objects SA sponsored ADR (a)	100,000	2,191
Fair, Isaac & Co., Inc.	200,000	6,950
Intuit, Inc. (a)	100,000	3,918
Macrovision Corp. (a)	400,000	9,316
Microsoft Corp.	2,400,000	63,240
Oracle Corp. (a)	500,000	5,660
PeopleSoft, Inc. (a)	280,000	5,006
SERENA Software, Inc. (a)	220,000	4,673
SPSS, Inc. (a)	100,000	1,665
Sybase, Inc. (a)	160,000	2,784
Synopsys, Inc. (a)	480,000	14,208
Take-Two Interactive Software, Inc. (a)	80,000	2,382
THQ, Inc. (a)	200,000	4,218
Verity, Inc. (a)	320,000	4,448
		135,837
TOTAL INFORMATION TECHNOLOGY		603,843
MATERIALS - 3.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	120,000	5,996
Airgas, Inc.	200,000	4,356
Cytec Industries, Inc.	100,000	4,027
FMC Corp. (a)	320,000	12,982
H.B. Fuller Co.	603	16
International Flavors & Fragrances, Inc.	700,000	25,186
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	260,000	$ 8,970
PPG Industries, Inc.	340,000	20,332
Praxair, Inc.	600,000	22,194
		104,059
Containers & Packaging - 0.2%
Ball Corp.	40,657	2,777
Smurfit-Stone Container Corp. (a)	200,000	3,632
Temple-Inland, Inc.	60,000	3,919
		10,328
Metals & Mining - 0.8%
Alcoa, Inc.	820,000	25,666
Newmont Mining Corp.	300,000	11,913
Phelps Dodge Corp. (a)	160,000	10,864
		48,443
Paper & Forest Products - 0.8%
International Paper Co.	440,000	18,449
MeadWestvaco Corp.	260,000	7,181
Weyerhaeuser Co.	320,000	19,354
		44,984
TOTAL MATERIALS		207,814
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.2%
BellSouth Corp.	3,500,000	87,360
CenturyTel, Inc.	280,000	8,369
SBC Communications, Inc.	3,100,000	73,470
Verizon Communications, Inc.	2,000,000	69,160
		238,359
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	900,000	12,744
TOTAL TELECOMMUNICATION SERVICES		251,103
UTILITIES - 1.0%
Electric Utilities - 0.8%
Cinergy Corp.	180,000	6,752
Consolidated Edison, Inc.	140,000	5,496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	360,000	$ 14,040
NSTAR	160,000	7,565
Wisconsin Energy Corp.	380,000	12,088
		45,941
Gas Utilities - 0.1%
KeySpan Corp.	220,000	7,788
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	160,000	3,760
TOTAL UTILITIES		57,489
TOTAL COMMON STOCKS (Cost $4,834,642)		5,723,218
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	62,000	3,321
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,674
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,372)		12,995
Money Market Funds - 1.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	19,583,634	$ 19,584
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	45,374,400	45,374
TOTAL MONEY MARKET FUNDS (Cost $64,958)		64,958
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,911,972)		5,801,171
NET OTHER ASSETS - (0.8)%		(43,952)
NET ASSETS - 100%		$ 5,757,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,207,555,000 and $675,376,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $78,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,886,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $36,376,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,839) (cost $4,911,972) - See accompanying schedule		$ 5,801,171
Receivable for investments sold		308
Receivable for fund shares sold		7,394
Dividends receivable		10,060
Interest receivable		36
Prepaid expenses		13
Receivable from investment adviser for expense reductions		2
Other affiliated receivables		15
Other receivables		347
Total assets		5,819,346

Liabilities
Payable for investments purchased	$ 4,548
Payable for fund shares redeemed	6,756
Accrued management fee	2,228
Distribution fees payable	1,916
Other affiliated payables	1,246
Other payables and accrued expenses	59
Collateral on securities loaned, at value	45,374
Total liabilities		62,127

Net Assets		$ 5,757,219
Net Assets consist of:
Paid in capital		$ 4,839,279
Undistributed net investment income		8,052
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,679
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		889,209
Net Assets		$ 5,757,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($723,573 ÷ 27,576 shares)	$ 26.24

Maximum offering price per share (100/94.25 of $26.24)	$ 27.84
Class T: Net Asset Value and redemption price per share ($2,651,892 ÷ 99,948 shares)	$ 26.53

Maximum offering price per share (100/96.50 of $26.53)	$ 27.49
Class B: Net Asset Value and offering price per share ($569,781 ÷ 21,681 shares) A	$ 26.28

Class C: Net Asset Value and offering price per share ($268,996 ÷ 10,215 shares) A	$ 26.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,542,977 ÷ 57,495 shares)	$ 26.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 48,496
Interest		301
Security lending		232
Total income		49,029

Expenses
Management fee	$ 13,006
Transfer agent fees	6,194
Distribution fees	11,339
Accounting and security lending fees	546
Non-interested trustees' compensation	16
Appreciation in deferred trustee compensation account	11
Custodian fees and expenses	41
Registration fees	198
Audit	36
Legal	9
Miscellaneous	34
Total expenses before reductions	31,430
Expense reductions	(313)	31,117
Net investment income (loss)		17,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	64,892
Foreign currency transactions	39
Futures contracts	1,935
Total net realized gain (loss)		66,866
Change in net unrealized appreciation (depreciation) on: Investment securities	375,963
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		375,972
Net gain (loss)		442,838
Net increase (decrease) in net assets resulting from operations		$ 460,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,912	$ 38,706
Net realized gain (loss)	66,866	234,138
Change in net unrealized appreciation (depreciation)	375,972	333,213
Net increase (decrease) in net assets resulting from operations	460,750	606,057
Distributions to shareholders from net investment income	(18,114)	(38,199)
Share transactions - net increase (decrease)	421,998	341,785
Total increase (decrease) in net assets	864,634	909,643

Net Assets
Beginning of period	4,892,585	3,982,942
End of period (including undistributed net investment income of $8,052 and undistributed net investment income of $8,254, respectively)	$ 5,757,219	$ 4,892,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Income from Investment Operations
Net investment income (loss) E	.10	.24	.21	.22	.38	.23
Net realized and unrealized gain (loss)	2.17	2.94	(2.39)	.20	1.41	.88
Total from investment operations	2.27	3.18	(2.18)	.42	1.79	1.11
Distributions from net investment income	(.10)	(.23)	(.20)	(.27)	(.34)	(.25)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.10)	(.23)	(.43)	(3.11)	(3.09)	(1.54)
Net asset value, end of period	$ 26.24	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72
Total Return B, C, D	9.44%	15.22%	(9.35)%	1.36%	7.21%	4.06%
Ratios to Average Net Assets F
Expenses before expense reductions	1.00% A	1.01%	1.01%	.98%	1.00%	.99%
Expenses net of voluntary waivers, if any	1.00% A	1.01%	1.01%	.98%	1.00%	.99%
Expenses net of all reductions	.99% A	.98%	.97%	.95%	.97%	.96%
Net investment income (loss)	.80% A	1.10%	.93%	.88%	1.51%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 724	$ 589	$ 464	$ 371	$ 161	$ 120
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.08	.19	.16	.16	.34	.17
Net realized and unrealized gain (loss)	2.19	2.98	(2.42)	.20	1.41	.90
Total from investment operations	2.27	3.17	(2.26)	.36	1.75	1.07
Distributions from net investment income	(.08)	(.19)	(.13)	(.21)	(.28)	(.18)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.08)	(.19)	(.36)	(3.05)	(3.03)	(1.47)
Net asset value, end of period	$ 26.53	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95
Total Return B, C, D	9.34%	14.97%	(9.57)%	1.10%	6.97%	3.89%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.25%	1.25%	1.22%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.23% A	1.25%	1.25%	1.22%	1.21%	1.21%
Expenses net of all reductions	1.22% A	1.22%	1.20%	1.19%	1.18%	1.18%
Net investment income (loss)	.58% A	.86%	.70%	.65%	1.30%	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2,652	$ 2,289	$ 1,903	$ 2,058	$ 1,889	$ 2,494
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.02	.03	.20	.03
Net realized and unrealized gain (loss)	2.18	2.95	(2.39)	.20	1.40	.88
Total from investment operations	2.17	3.01	(2.37)	.23	1.60	.91
Distributions from net investment income	(.02)	(.06)	(.02)	(.08)	(.15)	(.03)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.02)	(.06)	(.25)	(2.92)	(2.90)	(1.32)
Net asset value, end of period	$ 26.28	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79
Total Return B, C, D	9.00%	14.25%	(10.07)%	.57%	6.38%	3.33%
Ratios to Average Net Assets F
Expenses before expense reductions	1.85% A	1.85%	1.84%	1.77%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.84%	1.77%	1.75%	1.72%
Expenses net of all reductions	1.84% A	1.82%	1.79%	1.73%	1.72%	1.69%
Net investment income (loss)	(.05)% A	.26%	.11%	.10%	.76%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 531	$ 472	$ 620	$ 697	$ 893
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Income from Investment Operations
Net investment income (loss) E	- G	.06	.03	.03	.19	.02
Net realized and unrealized gain (loss)	2.18	2.96	(2.40)	.22	1.42	.89
Total from investment operations	2.18	3.02	(2.37)	.25	1.61	.91
Distributions from net investment income	(.02)	(.07)	(.02)	(.08)	(.16)	(.04)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.02)	(.07)	(.25)	(2.92)	(2.91)	(1.33)
Net asset value, end of period	$ 26.33	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81
Total Return B, C, D	9.02%	14.27%	(10.06)%	.65%	6.41%	3.32%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.81%	1.79%	1.74%	1.74%	1.73%
Expenses net of voluntary waivers, if any	1.80% A	1.81%	1.79%	1.74%	1.74%	1.73%
Expenses net of all reductions	1.79% A	1.78%	1.75%	1.71%	1.71%	1.70%
Net investment income (loss)	-% A, G	.30%	.15%	.12%	.77%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 220	$ 159	$ 136	$ 69	$ 65
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .01.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Income from Investment Operations
Net investment income (loss) D	.15	.31	.29	.29	.47	.32
Net realized and unrealized gain (loss)	2.22	3.01	(2.44)	.21	1.44	.90
Total from investment operations	2.37	3.32	(2.15)	.50	1.91	1.22
Distributions from net investment income	(.14)	(.30)	(.27)	(.35)	(.42)	(.33)
Distributions from net realized gain	-	-	(.23)	(2.84)	(2.75)	(1.29)
Total distributions	(.14)	(.30)	(.50)	(3.19)	(3.17)	(1.62)
Net asset value, end of period	$ 26.84	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19
Total Return B, C	9.65%	15.59%	(9.04)%	1.67%	7.57%	4.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.68%	.69%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.68% A	.68%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.67% A	.65%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.12% A	1.43%	1.26%	1.18%	1.83%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,543	$ 1,264	$ 985	$ 714	$ 468	$ 458
Portfolio turnover rate	25% A	44%	40%	60%	101%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,124,714
Unrealized depreciation	(241,825)
Net unrealized appreciation (depreciation)	$ 882,889
Cost for federal income tax purposes	$ 4,918,282

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 842	$ 1
Class T	.25%	.25%	6,374	42
Class B	.75%	.25%	2,859	2,144
Class C	.75%	.25%	1,264	292
			$ 11,339	$ 2,479

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 228
Class T	94
Class B*	439
Class C*	14
$ 775

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 814	.24*
Class T	2,808	.22*
Class B	982	.34*
Class C	367	.29*
Institutional Class	1,223	.17*
	$ 6,194

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $294 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 5

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $306 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expenses are noted in the table below.

	Transfer Agent expense reduction	Custody expense reduction
Fund Level		$ 1
Class A	$ 1	-
	$ 1	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 2,499	$ 5,261
Class T	7,641	17,049
Class B	441	1,317
Class C	185	564
Institutional Class	7,348	14,008
Total	$ 18,114	$ 38,199

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	5,685	8,302	$ 147,638	$ 176,698
Reinvestment of distributions	91	232	2,310	4,884
Shares redeemed	(2,674)	(6,020)	(69,558)	(126,019)
Net increase (decrease)	3,102	2,514	$ 80,390	$ 55,563
Class T
Shares sold	16,568	26,895	$ 435,648	$ 585,308
Reinvestment of distributions	286	767	7,349	16,329
Shares redeemed	(10,929)	(22,699)	(286,892)	(482,313)
Net increase (decrease)	5,925	4,963	$ 156,105	$ 119,324
Class B
Shares sold	2,147	3,817	$ 55,962	$ 81,717
Reinvestment of distributions	16	55	394	1,170
Shares redeemed	(2,468)	(4,159)	(64,476)	(87,184)
Net increase (decrease)	(305)	(287)	$ (8,120)	$ (4,297)
Class C
Shares sold	2,167	3,321	$ 56,577	$ 72,467
Reinvestment of distributions	7	23	161	490
Shares redeemed	(1,075)	(1,739)	(28,087)	(36,496)
Net increase (decrease)	1,099	1,605	$ 28,651	$ 36,461
Institutional Class
Shares sold	13,755	21,156	$ 366,136	$ 460,094
Reinvestment of distributions	224	513	5,861	11,055
Shares redeemed	(7,848)	(15,959)	(207,025)	(336,415)
Net increase (decrease)	6,131	5,710	$ 164,972	$ 134,734

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EPII-USAN-0704
1.786786.101

Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.4	7.0
Royal Caribbean Cruises Ltd.	4.4	0.0
Harman International Industries, Inc.	4.3	4.3
Career Education Corp.	4.1	0.0
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3.5	4.0
Cendant Corp.	2.9	2.2
Safeway, Inc.	2.8	3.2
Citizens Communications Co.	2.6	3.2
Research in Motion Ltd.	2.5	0.0
Cablevision Systems Corp. - NY Group Class A	2.5	0.9
	35.0
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.5	22.6
Industrials	19.7	20.7
Information Technology	12.1	12.7
Telecommunication Services	11.8	12.0
Health Care	11.3	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 99.7%		Stocks 98.0%
	Bonds 0.0%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	19.0%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.5%
Hotels, Restaurants & Leisure - 5.5%
Royal Caribbean Cruises Ltd.	8,284,700	$ 324,097
Wynn Resorts Ltd. (a)	2,094,956	80,865
		404,962
Household Durables - 4.3%
Harman International Industries, Inc. (c)	3,924,500	314,509
Internet & Catalog Retail - 1.1%
Netflix, Inc. (a)	2,433,500	80,354
Media - 8.4%
Cablevision Systems Corp. - NY Group Class A (a)	8,371,800	183,510
EchoStar Communications Corp. Class A (a)	4,243,600	136,474
Lamar Advertising Co. Class A (a)	1,921,200	78,519
NTL, Inc. (a)	1,713,387	101,261
Salem Communications Corp. Class A (a)(c)	1,085,439	32,563
Sogecable SA (a)	1,020,112	42,178
The DIRECTV Group, Inc. (a)	2,833,429	49,897
		624,402
Multiline Retail - 0.9%
Saks, Inc.	4,651,000	69,812
Specialty Retail - 3.6%
Best Buy Co., Inc.	2,267,600	119,639
Boise Cascade Corp.	2,201,400	77,379
Linens 'N Things, Inc. (a)	1,664,800	50,560
Ross Stores, Inc.	766,600	20,077
		267,655
Textiles Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	1,454,200	48,279
TOTAL CONSUMER DISCRETIONARY		1,809,973
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Adolph Coors Co. Class B	268,400	17,298
Food & Staples Retailing - 2.8%
Safeway, Inc. (a)	9,248,100	208,637
TOTAL CONSUMER STAPLES		225,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.2%
Energy Equipment & Services - 5.4%
GlobalSantaFe Corp.	2,865,800	$ 72,018
Grant Prideco, Inc. (a)	3,674,300	56,988
National-Oilwell, Inc. (a)	2,694,562	74,585
Noble Corp. (a)	1,973,700	68,014
Transocean, Inc. (a)	2,999,500	80,177
Weatherford International Ltd. (a)	1,228,902	51,012
		402,794
Oil & Gas - 0.8%
Pioneer Natural Resources Co.	903,400	27,960
Tsakos Energy Navigation Ltd.	1,024,300	30,166
		58,126
TOTAL ENERGY		460,920
FINANCIALS - 6.3%
Capital Markets - 2.8%
Janus Capital Group, Inc.	4,396,000	71,963
Lehman Brothers Holdings, Inc.	1,810,000	136,927
		208,890
Diversified Financial Services - 1.4%
CapitalSource, Inc.	2,357,400	51,226
CIT Group, Inc.	1,344,600	50,382
		101,608
Insurance - 0.2%
AMBAC Financial Group, Inc.	160,300	11,085
Real Estate - 0.2%
Capital Automotive (SBI)	437,702	12,037
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	2,002,256	129,146
TOTAL FINANCIALS		462,766
HEALTH CARE - 11.3%
Biotechnology - 0.5%
Millennium Pharmaceuticals, Inc. (a)	2,355,800	35,125
Health Care Equipment & Supplies - 6.9%
Apogent Technologies, Inc. (a)	1,255,500	40,452
Baxter International, Inc.	5,000,400	157,213
Cytyc Corp. (a)	900,000	19,710
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	2,959,400	$ 107,278
Fisher Scientific International, Inc. (a)	3,167,300	181,835
Kinetic Concepts, Inc.	38,400	1,862
		508,350
Health Care Providers & Services - 3.3%
Caremark Rx, Inc. (a)	923,700	28,819
HealthSouth Corp. (a)(c)	27,014,300	131,019
Henry Schein, Inc. (a)	149,500	10,040
Omnicare, Inc.	1,764,900	75,891
		245,769
Pharmaceuticals - 0.6%
Barr Pharmaceuticals, Inc. (a)	1,127,200	49,168
TOTAL HEALTH CARE		838,412
INDUSTRIALS - 19.7%
Aerospace & Defense - 3.5%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	10,190,900	259,460
Air Freight & Logistics - 1.8%
CNF, Inc. (c)	3,328,714	129,753
Airlines - 3.2%
Atlantic Coast Airlines Holdings, Inc. (a)(c)	3,471,564	19,580
Ryanair Holdings PLC sponsored ADR (a)	3,057,800	93,844
Southwest Airlines Co.	2,780,400	43,124
WestJet Airlines Ltd. (a)(c)	7,254,700	79,290
		235,838
Commercial Services & Supplies - 11.2%
Aramark Corp. Class B	4,262,500	117,176
Career Education Corp. (a)	4,427,600	300,944
Cendant Corp.	9,453,200	216,856
H&R Block, Inc.	213,000	10,405
R.R. Donnelley & Sons Co.	4,936,447	149,377
Universal Technical Institute, Inc.	849,600	34,647
		829,405
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Fluor Corp.	95,800	$ 3,872
TOTAL INDUSTRIALS		1,458,328
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 5.1%
Alcatel SA sponsored ADR (a)	6,121,700	88,214
Andrew Corp. (a)	5,147,400	101,146
Research in Motion Ltd. (a)	1,573,500	188,710
		378,070
Electronic Equipment & Instruments - 3.5%
Celestica, Inc. (sub. vtg.) (a)	6,184,200	114,649
Symbol Technologies, Inc.	9,821,500	144,671
		259,320
Internet Software & Services - 0.9%
Netease.com, Inc. sponsored ADR (a)	172,600	7,776
Sina Corp. (a)	191,700	6,943
United Online, Inc. (a)	2,766,249	51,978
		66,697
IT Services - 1.0%
BearingPoint, Inc. (a)	8,261,758	70,886
Software - 1.6%
Autodesk, Inc.	3,304,432	118,497
TOTAL INFORMATION TECHNOLOGY		893,470
MATERIALS - 4.7%
Chemicals - 1.6%
Lyondell Chemical Co.	5,045,600	83,353
Olin Corp.	1,915,900	31,517
		114,870
Construction Materials - 0.2%
Rinker Group Ltd.	3,055,808	16,414
Containers & Packaging - 1.0%
Pactiv Corp. (a)	3,146,300	74,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.9%
Peabody Energy Corp.	2,838,400	$ 141,182
TOTAL MATERIALS		346,656
TELECOMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 3.0%
Citizens Communications Co. (a)(c)	15,109,730	191,894
Qwest Communications International, Inc. (a)	2,882,000	10,808
TELUS Corp. (non-vtg.)	1,061,300	16,861
		219,563
Wireless Telecommunication Services - 8.8%
American Tower Corp. Class A (a)	6,893,910	95,343
At Road, Inc. (a)(c)	3,123,143	27,765
Nextel Communications, Inc. Class A (a)	17,437,500	403,330
SpectraSite, Inc. (a)(c)	2,992,100	124,292
Telesystem International Wireless, Inc. (a)	176,900	1,514
		652,244
TOTAL TELECOMMUNICATION SERVICES		871,807
TOTAL COMMON STOCKS (Cost $6,318,680)		7,368,267
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.09% (b)	58,032,407	58,032
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	155,262,375	155,262
TOTAL MONEY MARKET FUNDS (Cost $213,294)		213,294
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,531,974)		7,581,561
NET OTHER ASSETS - (2.6)%		(192,546)
NET ASSETS - 100%		$ 7,389,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Canada	5.3%
Liberia	4.4%
Brazil	3.5%
Cayman Islands	1.9%
Ireland	1.3%
France	1.2%
Others (individually less than 1%)	1.4%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $5,217,972,000 and $3,971,426,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $273,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $30,844,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $139,901,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $150,194) (cost $6,531,974) - See accompanying schedule		$ 7,581,561
Receivable for investments sold		41,054
Receivable for fund shares sold		25,010
Dividends receivable		5,473
Interest receivable		65
Prepaid expenses		14
Other receivables		1,999
Total assets		7,655,176

Liabilities
Payable for investments purchased	$ 89,880
Payable for fund shares redeemed	12,731
Accrued management fee	3,426
Distribution fees payable	3,125
Other affiliated payables	1,598
Other payables and accrued expenses	139
Collateral on securities loaned, at value	155,262
Total liabilities		266,161

Net Assets		$ 7,389,015
Net Assets consist of:
Paid in capital		$ 6,320,953
Accumulated net investment loss		(18,935)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,427
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,049,570
Net Assets		$ 7,389,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,250,054 ÷ 56,006 shares)	$ 22.32

Maximum offering price per share (100/94.25 of $22.32)	$ 23.68
Class T: Net Asset Value and redemption price per share ($4,061,193 ÷ 180,718 shares)	$ 22.47

Maximum offering price per share (100/96.50 of $22.47)	$ 23.28
Class B: Net Asset Value and offering price per share ($921,628 ÷ 42,613 shares) A	$ 21.63

Class C: Net Asset Value and offering price per share ($605,801 ÷ 27,982 shares) A	$ 21.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($550,339 ÷ 24,084 shares)	$ 22.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $2,094 received from affiliated issuers)		$ 17,991
Special Dividends		8,170
Interest		345
Security lending		484
		26,990
Less foreign taxes withheld		(664)
Total income		26,326

Expenses
Management fee	$ 19,899
Transfer agent fees	8,644
Distribution fees	18,362
Accounting and security lending fees	591
Non-interested trustees' compensation	16
Custodian fees and expenses	141
Registration fees	287
Audit	38
Legal	7
Interest	5
Miscellaneous	41
Total expenses before reductions	48,031
Expense reductions	(2,770)	45,261
Net investment income (loss)		(18,935)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $9,607 on sales of investments in affiliated issuers)	198,626
Foreign currency transactions	(191)
Total net realized gain (loss)		198,435
Change in net unrealized appreciation (depreciation) on: Investment securities	148,609
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		148,703
Net gain (loss)		347,138
Net increase (decrease) in net assets resulting from operations		$ 328,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,935)	$ (22,855)
Net realized gain (loss)	198,435	422,242
Change in net unrealized appreciation (depreciation)	148,703	886,636
Net increase (decrease) in net assets resulting from operations	328,203	1,286,023
Share transactions - net increase (decrease)	1,234,768	1,377,548
Total increase (decrease) in net assets	1,562,971	2,663,571

Net Assets
Beginning of period	5,826,044	3,162,473
End of period (including accumulated net investment loss of $18,935 and $0, respectively)	$ 7,389,015	$ 5,826,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Income from Investment Operations
Net investment income (loss)E	(.04)F	(.06)	(.06)H	.08	.01	(.05)
Net realized and unrealized gain (loss)	1.28	5.41	(2.10)H	(2.43)	6.63	3.92
Total from investment operations	1.24	5.35	(2.16)	(2.35)	6.64	3.87
Distributions from net investment income	-	-	(.06)	(.04)	-	-
Distributions from net realized gain	-	-	-	(2.02)	(1.40)	(.46)
Total distributions	-	-	(.06)	(2.06)	(1.40)	(.46)
Net asset value, end of period	$ 22.32	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12
Total ReturnB,C,D	5.88%	34.01%	(12.09)%	(11.73)%	41.50%	29.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.17%A	1.21%	1.26%	1.16%	1.14%	1.17%
Expenses net of voluntary waivers, if any	1.17%A	1.21%	1.26%	1.16%	1.14%	1.17%
Expenses net of all reductions	1.09%A	1.07%	1.08%	1.07%	1.11%	1.16%
Net investment income (loss)	(.33)%A	(.31)%	(.33)%H	.42%	.04%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,250	$ 877	$ 384	$ 233	$ 134	$ 26
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Income from Investment Operations
Net investment income (loss)E	(.05)F	(.09)	(.09)H	.04	(.04)	(.08)
Net realized and unrealized gain (loss)	1.28	5.46	(2.13)H	(2.44)	6.69	3.94
Total from investment operations	1.23	5.37	(2.22)	(2.40)	6.65	3.86
Distributions from net realized gain	-	-	-	(2.00)	(1.35)	(.42)
Net asset value, end of period	$ 22.47	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19
Total ReturnB,C,D	5.79%	33.84%	(12.27)%	(11.86)%	41.26%	28.93%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.32%A	1.39%	1.44%	1.36%	1.35%	1.39%
Expenses net of voluntary waivers, if any	1.32%A	1.39%	1.44%	1.36%	1.35%	1.39%
Expenses net of all reductions	1.24%A	1.24%	1.26%	1.28%	1.31%	1.37%
Net investment income (loss)	(.48)%A	(.48)%	(.51)%H	.21%	(.17)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,061	$ 3,228	$ 1,712	$ 1,405	$ 1,270	$ 505
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Income from Investment Operations
Net investment income (loss)E	(.12)F	(.18)	(.18)H	(.07)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.24	5.28	(2.07)H	(2.40)	6.58	3.90
Total from investment operations	1.12	5.10	(2.25)	(2.47)	6.43	3.74
Distributions from net realized gain	-	-	-	(1.93)	(1.30)	(.39)
Net asset value, end of period	$ 21.63	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93
Total ReturnB,C,D	5.46%	33.10%	(12.74)%	(12.41)%	40.45%	28.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.96%A	1.98%	1.98%	1.93%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.96%A	1.98%	1.98%	1.93%	1.89%	1.91%
Expenses net of all reductions	1.88%A	1.84%	1.80%	1.85%	1.85%	1.89%
Net investment income (loss)	(1.12)%A	(1.08)%	(1.05)%H	(.35)%	(.71)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 922	$ 829	$ 550	$ 529	$ 406	$ 117
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Income from Investment Operations
Net investment income (loss)E	(.12)F	(.18)	(.17)H	(.06)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.25	5.28	(2.07)H	(2.40)	6.59	3.90
Total from investment operations	1.13	5.10	(2.24)	(2.46)	6.44	3.74
Distributions from net realized gain	-	-	-	(1.96)	(1.33)	(.41)
Net asset value, end of period	$ 21.65	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97
Total ReturnB,C,D	5.51%	33.07%	(12.68)%	(12.37)%	40.47%	28.24%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.91%A	1.92%	1.93%	1.90%	1.86%	1.91%
Expenses net of voluntary waivers, if any	1.91%A	1.92%	1.93%	1.90%	1.86%	1.91%
Expenses net of all reductions	1.83%A	1.78%	1.75%	1.81%	1.82%	1.90%
Net investment income (loss)	(1.07)%A	(1.02)%	(1.00)%H	(.32)%	(.68) %	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 606	$ 500	$ 296	$ 259	$ 187	$ 37
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82
Income from Investment Operations
Net investment income (loss)D	.01E	.02	.02G	.15	.08	-H
Net realized and unrealized gain (loss)	1.30	5.52	(2.14)G	(2.46)	6.70	3.95
Total from investment operations	1.31	5.54	(2.12)	(2.31)	6.78	3.95
Distributions from net investment income	-	-	(.10)	(.08)	-	-
Distributions from net realized gain	-	-	-	(2.02)	(1.43)	(.49)
Total distributions	-	-	(.10)	(2.10)	(1.43)	(.49)
Net asset value, end of period	$ 22.85	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28
Total ReturnB,C	6.08%	34.63%	(11.72)%	(11.41)%	42.01%	29.59%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.81%	.82%	.82%	.83%	.86%
Expenses net of voluntary waivers, if any	.79%A	.81%	.82%	.82%	.83%	.86%
Expenses net of all reductions	.71%A	.66%	.64%	.73%	.79%	.84%
Net investment income (loss)	.05%A	.09%	.11%G	.76%	.35%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 393	$ 221	$ 165	$ 90	$ 49
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on June 30, 2004, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,211,025	|
Unrealized depreciation	(181,241)
Net unrealized appreciation (depreciation)	$ 1,029,784
Cost for federal income tax purposes	$ 6,551,777

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates- continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,401	$ -
Class T	.25%	.25%	9,537	262
Class B	.75%	.25%	4,545	3,409
Class C	.75%	.25%	2,879	933
			$ 18,362	$ 4,604

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 694
Class T	164
Class B*	788
Class C*	58
$ 1,704

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates- continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,738	.31*
Class T	3,978	.21*
Class B	1,613	.36*
Class C	864	.30*
Institutional Class	451	.18*
	$ 8,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $339 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates- continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,770 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	20,186	24,048	$ 452,104	$ 431,305
Shares redeemed	(5,789)	(6,824)	(129,286)	(119,222)
Net increase (decrease)	14,397	17,224	$ 322,818	$ 312,083
Class T
Shares sold	49,162	71,134	$ 1,109,213	$ 1,270,088
Shares redeemed	(20,405)	(27,037)	(458,563)	(469,474)
Net increase (decrease)	28,757	44,097	$ 650,650	$ 800,614
Class B
Shares sold	5,172	10,225	$ 112,293	$ 177,584
Shares redeemed	(2,966)	(5,510)	(64,255)	(90,087)
Net increase (decrease)	2,206	4,715	$ 48,038	$ 87,497
Class C
Shares sold	6,217	8,995	$ 134,948	$ 158,819
Shares redeemed	(2,582)	(3,835)	(55,818)	(63,679)
Net increase (decrease)	3,635	5,160	$ 79,130	$ 95,140
Institutional Class
Shares sold	7,829	8,247	$ 179,693	$ 149,392
Shares redeemed	(1,994)	(3,802)	(45,561)	(67,178)
Net increase (decrease)	5,835	4,445	$ 134,132	$ 82,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Air Group, Inc.	$ 71,906	$ 2,922	$ 58,314	$ -	$ -
Aramark Corp. Class B	141,899	-	26,101	438	117,176
At Road, Inc.	45,351	13,385	13,885	-	27,765
Atlantic Coast Airlines Holdings, Inc.	49,548	-	5,895	-	19,580
Citizens Communications Co.	184,859	-	21,739	-	191,894
CNF, Inc.	62,327	54,601	5,610	681	129,753
Dick's Sporting Goods, Inc.	44,987	8,885	56,810	-	-
Harman International Industries, Inc.	249,170	20,178	-	95	314,509
HeathSouth Corp.	112,293	1,138	-	-	131,019
Reebok International Ltd.	127,460	15,502	131,347	368	-
Salem Communications Corp. Class A	16,881	11,838	-	-	32,563
SpectraSite, Inc.	-	111,243	-	-	124,292
Tsakos Energy Navigation Ltd.	19,096	-	4,188	512	30,166
WestJet Airlines Ltd.	21,818	74,692	-	-	79,290
TOTALS	$ 1,147,595	$ 314,384	$ 323,889	$ 2,094	$ 1,198,007

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA (Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MC-USAN-0704
1.786799.101

Semiannual Report

Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.4	7.0
Royal Caribbean Cruises Ltd.	4.4	0.0
Harman International Industries, Inc.	4.3	4.3
Career Education Corp.	4.1	0.0
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3.5	4.0
Cendant Corp.	2.9	2.2
Safeway, Inc.	2.8	3.2
Citizens Communications Co.	2.6	3.2
Research in Motion Ltd.	2.5	0.0
Cablevision Systems Corp. - NY Group Class A	2.5	0.9
	35.0
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.5	22.6
Industrials	19.7	20.7
Information Technology	12.1	12.7
Telecommunication Services	11.8	12.0
Health Care	11.3	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 99.7%		Stocks 98.0%
	Bonds 0.0%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	19.0%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.5%
Hotels, Restaurants & Leisure - 5.5%
Royal Caribbean Cruises Ltd.	8,284,700	$ 324,097
Wynn Resorts Ltd. (a)	2,094,956	80,865
		404,962
Household Durables - 4.3%
Harman International Industries, Inc. (c)	3,924,500	314,509
Internet & Catalog Retail - 1.1%
Netflix, Inc. (a)	2,433,500	80,354
Media - 8.4%
Cablevision Systems Corp. - NY Group Class A (a)	8,371,800	183,510
EchoStar Communications Corp. Class A (a)	4,243,600	136,474
Lamar Advertising Co. Class A (a)	1,921,200	78,519
NTL, Inc. (a)	1,713,387	101,261
Salem Communications Corp. Class A (a)(c)	1,085,439	32,563
Sogecable SA (a)	1,020,112	42,178
The DIRECTV Group, Inc. (a)	2,833,429	49,897
		624,402
Multiline Retail - 0.9%
Saks, Inc.	4,651,000	69,812
Specialty Retail - 3.6%
Best Buy Co., Inc.	2,267,600	119,639
Boise Cascade Corp.	2,201,400	77,379
Linens 'N Things, Inc. (a)	1,664,800	50,560
Ross Stores, Inc.	766,600	20,077
		267,655
Textiles Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	1,454,200	48,279
TOTAL CONSUMER DISCRETIONARY		1,809,973
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Adolph Coors Co. Class B	268,400	17,298
Food & Staples Retailing - 2.8%
Safeway, Inc. (a)	9,248,100	208,637
TOTAL CONSUMER STAPLES		225,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.2%
Energy Equipment & Services - 5.4%
GlobalSantaFe Corp.	2,865,800	$ 72,018
Grant Prideco, Inc. (a)	3,674,300	56,988
National-Oilwell, Inc. (a)	2,694,562	74,585
Noble Corp. (a)	1,973,700	68,014
Transocean, Inc. (a)	2,999,500	80,177
Weatherford International Ltd. (a)	1,228,902	51,012
		402,794
Oil & Gas - 0.8%
Pioneer Natural Resources Co.	903,400	27,960
Tsakos Energy Navigation Ltd.	1,024,300	30,166
		58,126
TOTAL ENERGY		460,920
FINANCIALS - 6.3%
Capital Markets - 2.8%
Janus Capital Group, Inc.	4,396,000	71,963
Lehman Brothers Holdings, Inc.	1,810,000	136,927
		208,890
Diversified Financial Services - 1.4%
CapitalSource, Inc.	2,357,400	51,226
CIT Group, Inc.	1,344,600	50,382
		101,608
Insurance - 0.2%
AMBAC Financial Group, Inc.	160,300	11,085
Real Estate - 0.2%
Capital Automotive (SBI)	437,702	12,037
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	2,002,256	129,146
TOTAL FINANCIALS		462,766
HEALTH CARE - 11.3%
Biotechnology - 0.5%
Millennium Pharmaceuticals, Inc. (a)	2,355,800	35,125
Health Care Equipment & Supplies - 6.9%
Apogent Technologies, Inc. (a)	1,255,500	40,452
Baxter International, Inc.	5,000,400	157,213
Cytyc Corp. (a)	900,000	19,710
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	2,959,400	$ 107,278
Fisher Scientific International, Inc. (a)	3,167,300	181,835
Kinetic Concepts, Inc.	38,400	1,862
		508,350
Health Care Providers & Services - 3.3%
Caremark Rx, Inc. (a)	923,700	28,819
HealthSouth Corp. (a)(c)	27,014,300	131,019
Henry Schein, Inc. (a)	149,500	10,040
Omnicare, Inc.	1,764,900	75,891
		245,769
Pharmaceuticals - 0.6%
Barr Pharmaceuticals, Inc. (a)	1,127,200	49,168
TOTAL HEALTH CARE		838,412
INDUSTRIALS - 19.7%
Aerospace & Defense - 3.5%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	10,190,900	259,460
Air Freight & Logistics - 1.8%
CNF, Inc. (c)	3,328,714	129,753
Airlines - 3.2%
Atlantic Coast Airlines Holdings, Inc. (a)(c)	3,471,564	19,580
Ryanair Holdings PLC sponsored ADR (a)	3,057,800	93,844
Southwest Airlines Co.	2,780,400	43,124
WestJet Airlines Ltd. (a)(c)	7,254,700	79,290
		235,838
Commercial Services & Supplies - 11.2%
Aramark Corp. Class B	4,262,500	117,176
Career Education Corp. (a)	4,427,600	300,944
Cendant Corp.	9,453,200	216,856
H&R Block, Inc.	213,000	10,405
R.R. Donnelley & Sons Co.	4,936,447	149,377
Universal Technical Institute, Inc.	849,600	34,647
		829,405
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Fluor Corp.	95,800	$ 3,872
TOTAL INDUSTRIALS		1,458,328
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 5.1%
Alcatel SA sponsored ADR (a)	6,121,700	88,214
Andrew Corp. (a)	5,147,400	101,146
Research in Motion Ltd. (a)	1,573,500	188,710
		378,070
Electronic Equipment & Instruments - 3.5%
Celestica, Inc. (sub. vtg.) (a)	6,184,200	114,649
Symbol Technologies, Inc.	9,821,500	144,671
		259,320
Internet Software & Services - 0.9%
Netease.com, Inc. sponsored ADR (a)	172,600	7,776
Sina Corp. (a)	191,700	6,943
United Online, Inc. (a)	2,766,249	51,978
		66,697
IT Services - 1.0%
BearingPoint, Inc. (a)	8,261,758	70,886
Software - 1.6%
Autodesk, Inc.	3,304,432	118,497
TOTAL INFORMATION TECHNOLOGY		893,470
MATERIALS - 4.7%
Chemicals - 1.6%
Lyondell Chemical Co.	5,045,600	83,353
Olin Corp.	1,915,900	31,517
		114,870
Construction Materials - 0.2%
Rinker Group Ltd.	3,055,808	16,414
Containers & Packaging - 1.0%
Pactiv Corp. (a)	3,146,300	74,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.9%
Peabody Energy Corp.	2,838,400	$ 141,182
TOTAL MATERIALS		346,656
TELECOMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 3.0%
Citizens Communications Co. (a)(c)	15,109,730	191,894
Qwest Communications International, Inc. (a)	2,882,000	10,808
TELUS Corp. (non-vtg.)	1,061,300	16,861
		219,563
Wireless Telecommunication Services - 8.8%
American Tower Corp. Class A (a)	6,893,910	95,343
At Road, Inc. (a)(c)	3,123,143	27,765
Nextel Communications, Inc. Class A (a)	17,437,500	403,330
SpectraSite, Inc. (a)(c)	2,992,100	124,292
Telesystem International Wireless, Inc. (a)	176,900	1,514
		652,244
TOTAL TELECOMMUNICATION SERVICES		871,807
TOTAL COMMON STOCKS (Cost $6,318,680)		7,368,267
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 1.09% (b)	58,032,407	58,032
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	155,262,375	155,262
TOTAL MONEY MARKET FUNDS (Cost $213,294)		213,294
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,531,974)		7,581,561
NET OTHER ASSETS - (2.6)%		(192,546)
NET ASSETS - 100%		$ 7,389,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Canada	5.3%
Liberia	4.4%
Brazil	3.5%
Cayman Islands	1.9%
Ireland	1.3%
France	1.2%
Others (individually less than 1%)	1.4%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $5,217,972,000 and $3,971,426,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $273,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $30,844,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $139,901,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $150,194) (cost $6,531,974) - See accompanying schedule		$ 7,581,561
Receivable for investments sold		41,054
Receivable for fund shares sold		25,010
Dividends receivable		5,473
Interest receivable		65
Prepaid expenses		14
Other receivables		1,999
Total assets		7,655,176

Liabilities
Payable for investments purchased	$ 89,880
Payable for fund shares redeemed	12,731
Accrued management fee	3,426
Distribution fees payable	3,125
Other affiliated payables	1,598
Other payables and accrued expenses	139
Collateral on securities loaned, at value	155,262
Total liabilities		266,161

Net Assets		$ 7,389,015
Net Assets consist of:
Paid in capital		$ 6,320,953
Accumulated net investment loss		(18,935)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,427
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,049,570
Net Assets		$ 7,389,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,250,054 ÷ 56,006 shares)	$ 22.32

Maximum offering price per share (100/94.25 of $22.32)	$ 23.68
Class T: Net Asset Value and redemption price per share ($4,061,193 ÷ 180,718 shares)	$ 22.47

Maximum offering price per share (100/96.50 of $22.47)	$ 23.28
Class B: Net Asset Value and offering price per share ($921,628 ÷ 42,613 shares) A	$ 21.63

Class C: Net Asset Value and offering price per share ($605,801 ÷ 27,982 shares) A	$ 21.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($550,339 ÷ 24,084 shares)	$ 22.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $2,094 received from affiliated issuers)		$ 17,991
Special Dividends		8,170
Interest		345
Security lending		484
		26,990
Less foreign taxes withheld		(664)
Total income		26,326

Expenses
Management fee	$ 19,899
Transfer agent fees	8,644
Distribution fees	18,362
Accounting and security lending fees	591
Non-interested trustees' compensation	16
Custodian fees and expenses	141
Registration fees	287
Audit	38
Legal	7
Interest	5
Miscellaneous	41
Total expenses before reductions	48,031
Expense reductions	(2,770)	45,261
Net investment income (loss)		(18,935)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $9,607 on sales of investments in affiliated issuers)	198,626
Foreign currency transactions	(191)
Total net realized gain (loss)		198,435
Change in net unrealized appreciation (depreciation) on: Investment securities	148,609
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		148,703
Net gain (loss)		347,138
Net increase (decrease) in net assets resulting from operations		$ 328,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,935)	$ (22,855)
Net realized gain (loss)	198,435	422,242
Change in net unrealized appreciation (depreciation)	148,703	886,636
Net increase (decrease) in net assets resulting from operations	328,203	1,286,023
Share transactions - net increase (decrease)	1,234,768	1,377,548
Total increase (decrease) in net assets	1,562,971	2,663,571

Net Assets
Beginning of period	5,826,044	3,162,473
End of period (including accumulated net investment loss of $18,935 and $0, respectively)	$ 7,389,015	$ 5,826,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Income from Investment Operations
Net investment income (loss)E	(.04)F	(.06)	(.06)H	.08	.01	(.05)
Net realized and unrealized gain (loss)	1.28	5.41	(2.10)H	(2.43)	6.63	3.92
Total from investment operations	1.24	5.35	(2.16)	(2.35)	6.64	3.87
Distributions from net investment income	-	-	(.06)	(.04)	-	-
Distributions from net realized gain	-	-	-	(2.02)	(1.40)	(.46)
Total distributions	-	-	(.06)	(2.06)	(1.40)	(.46)
Net asset value, end of period	$ 22.32	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12
Total ReturnB,C,D	5.88%	34.01%	(12.09)%	(11.73)%	41.50%	29.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.17%A	1.21%	1.26%	1.16%	1.14%	1.17%
Expenses net of voluntary waivers, if any	1.17%A	1.21%	1.26%	1.16%	1.14%	1.17%
Expenses net of all reductions	1.09%A	1.07%	1.08%	1.07%	1.11%	1.16%
Net investment income (loss)	(.33)%A	(.31)%	(.33)%H	.42%	.04%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,250	$ 877	$ 384	$ 233	$ 134	$ 26
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Income from Investment Operations
Net investment income (loss)E	(.05)F	(.09)	(.09)H	.04	(.04)	(.08)
Net realized and unrealized gain (loss)	1.28	5.46	(2.13)H	(2.44)	6.69	3.94
Total from investment operations	1.23	5.37	(2.22)	(2.40)	6.65	3.86
Distributions from net realized gain	-	-	-	(2.00)	(1.35)	(.42)
Net asset value, end of period	$ 22.47	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19
Total ReturnB,C,D	5.79%	33.84%	(12.27)%	(11.86)%	41.26%	28.93%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.32%A	1.39%	1.44%	1.36%	1.35%	1.39%
Expenses net of voluntary waivers, if any	1.32%A	1.39%	1.44%	1.36%	1.35%	1.39%
Expenses net of all reductions	1.24%A	1.24%	1.26%	1.28%	1.31%	1.37%
Net investment income (loss)	(.48)%A	(.48)%	(.51)%H	.21%	(.17)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,061	$ 3,228	$ 1,712	$ 1,405	$ 1,270	$ 505
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Income from Investment Operations
Net investment income (loss)E	(.12)F	(.18)	(.18)H	(.07)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.24	5.28	(2.07)H	(2.40)	6.58	3.90
Total from investment operations	1.12	5.10	(2.25)	(2.47)	6.43	3.74
Distributions from net realized gain	-	-	-	(1.93)	(1.30)	(.39)
Net asset value, end of period	$ 21.63	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93
Total ReturnB,C,D	5.46%	33.10%	(12.74)%	(12.41)%	40.45%	28.32%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.96%A	1.98%	1.98%	1.93%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.96%A	1.98%	1.98%	1.93%	1.89%	1.91%
Expenses net of all reductions	1.88%A	1.84%	1.80%	1.85%	1.85%	1.89%
Net investment income (loss)	(1.12)%A	(1.08)%	(1.05)%H	(.35)%	(.71)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 922	$ 829	$ 550	$ 529	$ 406	$ 117
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Income from Investment Operations
Net investment income (loss)E	(.12)F	(.18)	(.17)H	(.06)	(.15)	(.16)
Net realized and unrealized gain (loss)	1.25	5.28	(2.07)H	(2.40)	6.59	3.90
Total from investment operations	1.13	5.10	(2.24)	(2.46)	6.44	3.74
Distributions from net realized gain	-	-	-	(1.96)	(1.33)	(.41)
Net asset value, end of period	$ 21.65	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97
Total ReturnB,C,D	5.51%	33.07%	(12.68)%	(12.37)%	40.47%	28.24%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.91%A	1.92%	1.93%	1.90%	1.86%	1.91%
Expenses net of voluntary waivers, if any	1.91%A	1.92%	1.93%	1.90%	1.86%	1.91%
Expenses net of all reductions	1.83%A	1.78%	1.75%	1.81%	1.82%	1.90%
Net investment income (loss)	(1.07)%A	(1.02)%	(1.00)%H	(.32)%	(.68) %	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 606	$ 500	$ 296	$ 259	$ 187	$ 37
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82
Income from Investment Operations
Net investment income (loss)D	.01E	.02	.02G	.15	.08	-H
Net realized and unrealized gain (loss)	1.30	5.52	(2.14)G	(2.46)	6.70	3.95
Total from investment operations	1.31	5.54	(2.12)	(2.31)	6.78	3.95
Distributions from net investment income	-	-	(.10)	(.08)	-	-
Distributions from net realized gain	-	-	-	(2.02)	(1.43)	(.49)
Total distributions	-	-	(.10)	(2.10)	(1.43)	(.49)
Net asset value, end of period	$ 22.85	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28
Total ReturnB,C	6.08%	34.63%	(11.72)%	(11.41)%	42.01%	29.59%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.81%	.82%	.82%	.83%	.86%
Expenses net of voluntary waivers, if any	.79%A	.81%	.82%	.82%	.83%	.86%
Expenses net of all reductions	.71%A	.66%	.64%	.73%	.79%	.84%
Net investment income (loss)	.05%A	.09%	.11%G	.76%	.35%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 393	$ 221	$ 165	$ 90	$ 49
Portfolio turnover rate	117%A	164%	221%	243%	251%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on June 30, 2004, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,211,025	|
Unrealized depreciation	(181,241)
Net unrealized appreciation (depreciation)	$ 1,029,784
Cost for federal income tax purposes	$ 6,551,777

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates- continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,401	$ -
Class T	.25%	.25%	9,537	262
Class B	.75%	.25%	4,545	3,409
Class C	.75%	.25%	2,879	933
			$ 18,362	$ 4,604

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 694
Class T	164
Class B*	788
Class C*	58
$ 1,704

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates- continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,738	.31*
Class T	3,978	.21*
Class B	1,613	.36*
Class C	864	.30*
Institutional Class	451	.18*
	$ 8,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $339 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates- continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,770 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	20,186	24,048	$ 452,104	$ 431,305
Shares redeemed	(5,789)	(6,824)	(129,286)	(119,222)
Net increase (decrease)	14,397	17,224	$ 322,818	$ 312,083
Class T
Shares sold	49,162	71,134	$ 1,109,213	$ 1,270,088
Shares redeemed	(20,405)	(27,037)	(458,563)	(469,474)
Net increase (decrease)	28,757	44,097	$ 650,650	$ 800,614
Class B
Shares sold	5,172	10,225	$ 112,293	$ 177,584
Shares redeemed	(2,966)	(5,510)	(64,255)	(90,087)
Net increase (decrease)	2,206	4,715	$ 48,038	$ 87,497
Class C
Shares sold	6,217	8,995	$ 134,948	$ 158,819
Shares redeemed	(2,582)	(3,835)	(55,818)	(63,679)
Net increase (decrease)	3,635	5,160	$ 79,130	$ 95,140
Institutional Class
Shares sold	7,829	8,247	$ 179,693	$ 149,392
Shares redeemed	(1,994)	(3,802)	(45,561)	(67,178)
Net increase (decrease)	5,835	4,445	$ 134,132	$ 82,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Air Group, Inc.	$ 71,906	$ 2,922	$ 58,314	$ -	$ -
Aramark Corp. Class B	141,899	-	26,101	438	117,176
At Road, Inc.	45,351	13,385	13,885	-	27,765
Atlantic Coast Airlines Holdings, Inc.	49,548	-	5,895	-	19,580
Citizens Communications Co.	184,859	-	21,739	-	191,894
CNF, Inc.	62,327	54,601	5,610	681	129,753
Dick's Sporting Goods, Inc.	44,987	8,885	56,810	-	-
Harman International Industries, Inc.	249,170	20,178	-	95	314,509
HeathSouth Corp.	112,293	1,138	-	-	131,019
Reebok International Ltd.	127,460	15,502	131,347	368	-
Salem Communications Corp. Class A	16,881	11,838	-	-	32,563
SpectraSite, Inc.	-	111,243	-	-	124,292
Tsakos Energy Navigation Ltd.	19,096	-	4,188	512	30,166
WestJet Airlines Ltd.	21,818	74,692	-	-	79,290
TOTALS	$ 1,147,595	$ 314,384	$ 323,889	$ 2,094	$ 1,198,007

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MCI-USAN-0704
1.786800.101

Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.1	3.3
Pfizer, Inc.	2.9	2.2
General Electric Co.	2.7	2.6
Cisco Systems, Inc.	2.5	2.4
American International Group, Inc.	2.5	0.6
Time Warner, Inc.	2.2	1.9
Intel Corp.	2.1	2.4
Dell, Inc.	2.1	2.1
Wal-Mart Stores, Inc.	2.0	2.7
Merck & Co., Inc.	1.8	1.4
	23.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.8
Health Care	17.5	14.7
Consumer Discretionary	14.3	16.8
Financials	13.7	13.7
Industrials	10.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 96.0%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	7.8%	** Foreign investments	6.9%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	410,345	$ 1,995,927
Rank Group PLC	490,446	2,770,015
		4,765,942
Household Durables - 0.3%
Garmin Ltd.	62,239	2,160,938
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	58,400	2,820,136
eBay, Inc. (a)	36,400	3,232,320
		6,052,456
Media - 8.8%
Antena 3 Television SA (a)	43,263	2,198,822
Belo Corp. Series A	98,800	2,906,696
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	47,549	2,151,592
Citadel Broadcasting Corp.	134,000	2,117,200
Comcast Corp. Class A (special) (a)	95,700	2,713,095
Dow Jones & Co., Inc.	59,100	2,832,663
News Corp. Ltd. ADR	67,100	2,471,293
Pixar (a)	39,700	2,693,645
Time Warner, Inc. (a)	906,900	15,453,576
Tribune Co.	120,700	5,828,603
Univision Communications, Inc. Class A (a)	95,100	3,095,505
Viacom, Inc. Class B (non-vtg.)	169,674	6,259,274
Vivendi Universal SA sponsored ADR (a)	94,500	2,415,420
Walt Disney Co.	411,500	9,657,905
		62,795,289
Specialty Retail - 2.3%
Gap, Inc.	216,100	5,218,815
Home Depot, Inc.	246,100	8,839,912
Lowe's Companies, Inc.	5,950	318,742
Sherwin-Williams Co.	61,100	2,401,230
		16,778,699
Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	48,200	2,102,002
NIKE, Inc. Class B	65,800	4,681,670
Polo Ralph Lauren Corp. Class A	95,848	3,182,154
		9,965,826
TOTAL CONSUMER DISCRETIONARY		102,519,150
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
PepsiCo, Inc.	83,800	$ 4,472,406
The Coca-Cola Co.	161,600	8,298,160
		12,770,566
Food & Staples Retailing - 2.6%
Safeway, Inc. (a)	186,100	4,198,416
Wal-Mart Stores, Inc.	256,800	14,311,464
		18,509,880
Food Products - 0.6%
Kellogg Co.	107,162	4,543,669
Household Products - 1.1%
Colgate-Palmolive Co.	39,500	2,259,400
Procter & Gamble Co.	51,400	5,541,948
		7,801,348
Personal Products - 2.0%
Alberto-Culver Co.	149,725	7,040,070
Gillette Co.	174,900	7,536,441
		14,576,511
Tobacco - 0.4%
Altria Group, Inc.	59,580	2,858,053
TOTAL CONSUMER STAPLES		61,060,027
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
Nabors Industries Ltd. (a)	41,200	1,705,680
Rowan Companies, Inc. (a)	76,400	1,679,272
Schlumberger Ltd. (NY Shares)	139,000	7,946,630
		11,331,582
Oil & Gas - 3.2%
ChevronTexaco Corp.	74,800	6,761,920
Exxon Mobil Corp.	229,500	9,925,875
Valero Energy Corp.	56,600	3,741,826
XTO Energy, Inc.	97,500	2,461,875
		22,891,496
TOTAL ENERGY		34,223,078
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.7%
Capital Markets - 3.4%
Ameritrade Holding Corp. (a)	121,900	$ 1,449,391
Bank of New York Co., Inc.	169,200	5,087,844
Charles Schwab Corp.	173,700	1,702,260
Knight Trading Group, Inc. (a)	165,800	1,900,068
Legg Mason, Inc.	23,500	2,061,185
Morgan Stanley	225,400	12,061,154
		24,261,902
Commercial Banks - 2.9%
Bank of America Corp.	78,300	6,509,079
Bank One Corp.	197,200	9,554,340
Wells Fargo & Co.	81,200	4,774,560
		20,837,979
Consumer Finance - 2.3%
American Express Co.	203,290	10,306,803
MBNA Corp.	187,900	4,772,660
SFCG Co. Ltd.	9,140	1,603,872
		16,683,335
Diversified Financial Services - 2.0%
Citigroup, Inc.	268,866	12,483,448
Deutsche Boerse AG	37,439	1,996,109
		14,479,557
Insurance - 3.1%
AMBAC Financial Group, Inc.	29,400	2,033,010
American International Group, Inc.	239,087	17,525,077
Hartford Financial Services Group, Inc.	33,700	2,228,244
		21,786,331
TOTAL FINANCIALS		98,049,104
HEALTH CARE - 17.5%
Biotechnology - 2.6%
Cephalon, Inc. (a)	81,200	4,374,244
Genzyme Corp. - General Division (a)	97,800	4,262,124
Gilead Sciences, Inc. (a)	45,000	2,945,700
MedImmune, Inc. (a)	85,900	2,067,613
Millennium Pharmaceuticals, Inc. (a)	179,100	2,670,381
Protein Design Labs, Inc. (a)	122,600	2,391,926
		18,711,988
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	109,300	$ 3,436,392
Bio-Rad Laboratories, Inc. Class A (a)	37,800	2,121,336
Boston Scientific Corp. (a)	137,400	6,086,820
Medtronic, Inc.	143,300	6,864,070
Stryker Corp.	83,400	4,240,890
		22,749,508
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	42,400	2,766,600
Pharmaceuticals - 11.3%
Allergan, Inc.	59,300	5,271,770
AstraZeneca PLC sponsored ADR	107,200	5,027,680
Barr Pharmaceuticals, Inc. (a)	47,900	2,089,398
Bristol-Myers Squibb Co.	174,960	4,421,239
Eli Lilly & Co.	117,300	8,641,491
Forest Laboratories, Inc. (a)	77,600	4,919,064
Johnson & Johnson	127,880	7,124,195
Medicis Pharmaceutical Corp. Class A	81,600	3,453,312
Merck & Co., Inc.	277,230	13,112,979
Pfizer, Inc.	575,670	20,344,178
Roche Holding AG (participation certificate)	61,751	6,506,072
		80,911,378
TOTAL HEALTH CARE		125,139,474
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.8%
Boeing Co.	81,600	3,737,280
Honeywell International, Inc.	197,300	6,649,010
Precision Castparts Corp.	48,700	2,283,543
		12,669,833
Airlines - 0.4%
Southwest Airlines Co.	195,700	3,035,307
Building Products - 0.7%
American Standard Companies, Inc. (a)	130,200	4,885,104
Industrial Conglomerates - 5.4%
3M Co.	87,300	7,382,088
General Electric Co.	624,800	19,443,776
Tyco International Ltd.	385,500	11,869,545
		38,695,409
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 1.8%
Caterpillar, Inc.	128,000	$ 9,644,800
Graco, Inc.	128,325	3,590,534
		13,235,334
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	46,500	2,531,925
TOTAL INDUSTRIALS		75,052,912
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 4.0%
CIENA Corp. (a)	383,400	1,380,240
Cisco Systems, Inc. (a)	816,168	18,078,121
Juniper Networks, Inc. (a)	117,800	2,463,198
Motorola, Inc.	231,700	4,580,709
UTStarcom, Inc. (a)	75,700	2,355,406
		28,857,674
Computers & Peripherals - 4.9%
Apple Computer, Inc. (a)	164,500	4,615,870
Dell, Inc. (a)	426,700	15,011,306
EMC Corp. (a)	405,600	4,558,944
International Business Machines Corp.	74,800	6,626,532
Storage Technology Corp. (a)	96,900	2,737,425
Toshiba Corp.	424,000	1,826,426
		35,376,503
Electronic Equipment & Instruments - 1.2%
Hon Hai Precision Industries Co. Ltd.	412,000	1,687,815
Solectron Corp. (a)	446,900	2,457,950
Thermo Electron Corp. (a)	101,100	3,111,858
Vishay Intertechnology, Inc. (a)	83,200	1,569,984
		8,827,607
Internet Software & Services - 1.6%
CNET Networks, Inc. (a)	261,700	2,528,022
Yahoo!, Inc. (a)	287,800	8,823,948
		11,351,970
IT Services - 0.2%
DST Systems, Inc. (a)	24,200	1,162,568
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	142,000	1,925,184
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp. (a)	133,100	$ 3,046,659
Analog Devices, Inc.	163,700	8,045,855
Applied Materials, Inc. (a)	130,500	2,604,780
Intel Corp.	535,300	15,282,815
KLA-Tencor Corp. (a)	30,400	1,464,672
Marvell Technology Group Ltd. (a)	76,300	3,629,591
Samsung Electronics Co. Ltd. GDR	9,700	2,155,825
Texas Instruments, Inc.	364,800	9,524,928
Tokyo Electron Ltd.	30,200	1,725,401
		47,480,526
Software - 4.2%
Amdocs Ltd. (a)	64,200	1,584,456
Ascential Software Corp. (a)	120,000	1,926,000
Microsoft Corp.	826,138	21,768,734
Oracle Corp. (a)	387,700	4,388,764
		29,667,954
TOTAL INFORMATION TECHNOLOGY		164,649,986
MATERIALS - 1.1%
Chemicals - 0.8%
Monsanto Co.	165,400	5,706,300
Metals & Mining - 0.3%
Newmont Mining Corp.	53,900	2,140,369
TOTAL MATERIALS		7,846,669
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.6%
PT Indosat Tbk sponsored ADR	38,700	833,985
PT Telkomunikasi Indonesia Tbk sponsored ADR	67,900	1,096,585
SBC Communications, Inc.	131,600	3,118,920
Verizon Communications, Inc.	196,000	6,777,680
		11,827,170
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	179,700	$ 4,156,461
Nextel Partners, Inc. Class A (a)	187,700	3,061,387
		7,217,848
TOTAL TELECOMMUNICATION SERVICES		19,045,018
TOTAL COMMON STOCKS (Cost $635,273,727)		687,585,418
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.09% (b)	23,804,018	23,804,018
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	6,797,350	6,797,350
TOTAL MONEY MARKET FUNDS (Cost $30,601,368)		30,601,368
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $665,875,095)		718,186,786
NET OTHER ASSETS - (0.3)%		(2,450,940)
NET ASSETS - 100%		$ 715,735,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $284,966,160 and $192,137,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,900 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $204,867,000 of which $104,833,000, $98,647,000 and $1,387,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,801,423) (cost $665,875,095) - See accompanying schedule		$ 718,186,786
Cash		5,843
Foreign currency held at value (cost $136,690)		139,039
Receivable for investments sold		6,203,131
Receivable for fund shares sold		1,266,427
Dividends receivable		772,882
Interest receivable		21,131
Prepaid expenses		1,659
Receivable from investment adviser for expense reductions		2,423
Other receivables		63,483
Total assets		726,662,804

Liabilities
Payable for investments purchased	$ 2,752,637
Payable for fund shares redeemed	582,260
Accrued management fee	332,153
Distribution fees payable	234,177
Other affiliated payables	199,413
Other payables and accrued expenses	28,968
Collateral on securities loaned, at value	6,797,350
Total liabilities		10,926,958

Net Assets		$ 715,735,846
Net Assets consist of:
Paid in capital		$ 848,182,127
Accumulated net investment loss		(214,266)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(184,545,344)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,313,329
Net Assets		$ 715,735,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,029,201 ÷ 3,509,904 shares)	$ 14.25

Maximum offering price per share (100/94.25 of $14.25)	$ 15.12
Class T: Net Asset Value and redemption price per share ($284,765,981 ÷ 20,068,829 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($90,434,100 ÷ 6,596,475 shares) A	$ 13.71

Class C: Net Asset Value and offering price per share ($41,119,108 ÷ 3,006,115 shares) A	$ 13.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($249,387,456 ÷ 17,049,098 shares)	$ 14.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,266,376
Interest		129,396
Security lending		9,069
Total income		4,404,841

Expenses
Management fee	$ 1,945,049
Transfer agent fees	1,042,848
Distribution fees	1,458,785
Accounting and security lending fees	126,057
Non-interested trustees' compensation	1,539
Custodian fees and expenses	21,783
Registration fees	55,091
Audit	23,748
Legal	1,806
Miscellaneous	4,497
Total expenses before reductions	4,681,203
Expense reductions	(72,221)	4,608,982
Net investment income (loss)		(204,141)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,298,145
Foreign currency transactions	12,614
Total net realized gain (loss)		27,310,759
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,267,060)
Assets and liabilities in foreign currencies	(906)
Total change in net unrealized appreciation (depreciation)		(1,267,966)
Net gain (loss)		26,042,793
Net increase (decrease) in net assets resulting from operations		$ 25,838,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (204,141)	$ (550,516)
Net realized gain (loss)	27,310,759	6,876,643
Change in net unrealized appreciation (depreciation)	(1,267,966)	54,179,150
Net increase (decrease) in net assets resulting from operations	25,838,652	60,505,277
Share transactions - net increase (decrease)	96,465,337	70,459,979
Total increase (decrease) in net assets	122,303,989	130,965,256

Net Assets
Beginning of period	593,431,857	462,466,601
End of period (including accumulated net investment loss of $214,266 and accumulated net investment loss of $10,125, respectively)	$ 715,735,846	$ 593,431,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Income from Investment Operations
Net investment income (loss) E	- G	.01	- G	.01	(.05)	(.03)
Net realized and unrealized gain (loss)	.61	1.41	(2.76)	(3.10)	(1.43)	4.59
Total from investment operations	.61	1.42	(2.76)	(3.09)	(1.48)	4.56
Distributions from net realized gain	-	-	-	(.12)	(.35)	(1.05)
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	-	-	(.12)	(.46)	(1.05)
Net asset value, end of period	$ 14.25	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13
Total Return B, C, D	4.47%	11.62%	(18.42)%	(17.11)%	(7.62)%	28.93%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.31%	1.30%	1.23%	1.17%	1.24%
Expenses net of voluntary waivers, if any	1.26% A	1.31%	1.30%	1.23%	1.17%	1.24%
Expenses net of all reductions	1.24% A	1.25%	1.25%	1.20%	1.16%	1.23%
Net investment income (loss)	.06% A	.05%	- %	.06%	(.24)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,029	$ 45,003	$ 35,707	$ 39,364	$ 37,656	$ 19,600
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02)	(.02)	(.09)	(.07)
Net realized and unrealized gain (loss)	.61	1.41	(2.76)	(3.11)	(1.42)	4.61
Total from investment operations	.60	1.40	(2.78)	(3.13)	(1.51)	4.54
Distributions from net realized gain	-	-	-	(.12)	(.32)	(1.05)
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	-	-	(.12)	(.43)	(1.05)
Net asset value, end of period	$ 14.19	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16
Total Return B, C, D	4.42%	11.48%	(18.57)%	(17.30)%	(7.75)%	28.71%
Ratios to Average Net Assets F
Expenses before expense reductions	1.41% A	1.45%	1.44%	1.39%	1.36%	1.44%
Expenses net of voluntary waivers, if any	1.41% A	1.45%	1.44%	1.39%	1.36%	1.44%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.36%	1.34%	1.42%
Net investment income (loss)	(.09)% A	(.10)%	(.14)%	(.10)%	(.42)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,766	$ 274,805	$ 232,814	$ 325,846	$ 354,141	$ 285,939
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.10)	(.11)	(.20)	(.16)
Net realized and unrealized gain (loss)	.59	1.36	(2.69)	(3.06)	(1.40)	4.56
Total from investment operations	.54	1.28	(2.79)	(3.17)	(1.60)	4.40
Distributions from net realized gain	-	-	-	(.12)	(.26)	(.98)
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	-	-	(.12)	(.35)	(.98)
Net asset value, end of period	$ 13.71	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92
Total Return B, C, D	4.10%	10.77%	(19.01)%	(17.76)%	(8.25)%	28.02%
Ratios to Average Net Assets F
Expenses before expense reductions	2.10% A	2.12%	2.08%	1.98%	1.90%	1.96%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	1.98%	1.90%	1.96%
Expenses net of all reductions	2.04% A	2.00%	1.99%	1.94%	1.89%	1.95%
Net investment income (loss)	(.73)% A	(.70)%	(.75)%	(.69)%	(.97)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,434	$ 88,320	$ 84,325	$ 122,920	$ 156,488	$ 112,671
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.09)	(.10)	(.20)	(.16)
Net realized and unrealized gain (loss)	.59	1.36	(2.69)	(3.06)	(1.39)	4.54
Total from investment operations	.54	1.28	(2.78)	(3.16)	(1.59)	4.38
Distributions from net realized gain	-	-	-	(.12)	(.29)	(1.03)
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	-	-	(.12)	(.38)	(1.03)
Net asset value, end of period	$ 13.68	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89
Total Return B, C, D	4.11%	10.79%	(18.99)%	(17.76)%	(8.23)%	27.90%
Ratios to Average Net Assets F
Expenses before expense reductions	2.01% A	2.03%	2.02%	1.95%	1.90%	1.97%
Expenses net of voluntary waivers, if any	2.01% A	2.03%	2.02%	1.95%	1.90%	1.97%
Expenses net of all reductions	2.00% A	1.98%	1.96%	1.91%	1.88%	1.96%
Net investment income (loss)	(.69)% A	(.68)%	(.71)%	(.65)%	(.96)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,119	$ 40,426	$ 36,307	$ 50,216	$ 52,542	$ 30,468
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Income from Investment Operations
Net investment income (loss) D	.03	.06	.06	.07	.02	.03
Net realized and unrealized gain (loss)	.63	1.44	(2.81)	(3.14)	(1.45)	4.63
Total from investment operations	.66	1.50	(2.75)	(3.07)	(1.43)	4.66
Distributions from net realized gain	-	-	-	(.12)	(.36)	(1.10)
Distributions in excess of net realized gain	-	-	-	-	(.13)	-
Total distributions	-	-	-	(.12)	(.49)	(1.10)
Net asset value, end of period	$ 14.63	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33
Total Return B, C	4.72%	12.03%	(18.07)%	(16.79)%	(7.31)%	29.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.92% A	.89%	.88%	.85%	.82%	.91%
Expenses net of voluntary waivers, if any	.92% A	.89%	.88%	.85%	.82%	.91%
Expenses net of all reductions	.91% A	.84%	.82%	.82%	.81%	.90%
Net investment income (loss)	.39% A	.46%	.43%	.44%	.11%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,387	$ 144,877	$ 73,313	$ 23,495	$ 13,665	$ 13,856
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 72,908,776	|
Unrealized depreciation	(27,347,888)
Net unrealized appreciation (depreciation)	$ 45,560,888
Cost for federal income tax purposes	$ 672,625,898

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 62,925	$ 137
Class T	.25%	.25%	718,322	3,088
Class B	.75%	.25%	466,072	349,590
Class C	.75%	.25%	211,466	22,410
			$ 1,458,785	$ 375,225

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,590
Class T	14,072
Class B*	110,747
Class C*	1,807
$ 153,216

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 91,952	.37*
Class T	378,898	.26*
Class B	211,423	.45*
Class C	77,274	.37*
Institutional Class	283,301	.28*
	$ 1,042,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $129,372 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.05%	$ 23,043

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $48,416 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $40. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 722

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,045,941	1,236,279	$ 14,985,927	$ 15,236,807
Shares redeemed	(835,352)	(858,560)	(12,055,247)	(10,518,005)
Net increase (decrease)	210,589	377,719	$ 2,930,680	$ 4,718,802
Class T
Shares sold	1,602,971	5,625,571	$ 22,890,747	$ 67,902,568
Shares redeemed	(1,757,060)	(4,500,872)	(25,045,442)	(54,380,058)
Net increase (decrease)	(154,089)	1,124,699	$ (2,154,695)	$ 13,522,510
Class B
Shares sold	656,410	1,391,038	$ 9,023,979	$ 16,264,692
Shares redeemed	(765,742)	(1,779,494)	(10,602,253)	(20,723,150)
Net increase (decrease)	(109,332)	(388,456)	$ (1,578,274)	$ (4,458,458)
Class C
Shares sold	340,021	767,905	$ 4,695,837	$ 9,087,854
Shares redeemed	(410,376)	(753,494)	(5,675,422)	(8,815,541)
Net increase (decrease)	(70,355)	14,411	$ (979,585)	$ 272,313
Institutional Class
Shares sold	7,051,639	6,318,637	$ 103,658,900	$ 78,604,659
Shares redeemed	(369,782)	(1,832,584)	(5,411,689)	(22,199,847)
Net increase (decrease)	6,681,857	4,486,053	$ 98,247,211	$ 56,404,812

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LC-USAN-0704
1.786795.101

Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.1	3.3
Pfizer, Inc.	2.9	2.2
General Electric Co.	2.7	2.6
Cisco Systems, Inc.	2.5	2.4
American International Group, Inc.	2.5	0.6
Time Warner, Inc.	2.2	1.9
Intel Corp.	2.1	2.4
Dell, Inc.	2.1	2.1
Wal-Mart Stores, Inc.	2.0	2.7
Merck & Co., Inc.	1.8	1.4
	23.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	23.8
Health Care	17.5	14.7
Consumer Discretionary	14.3	16.8
Financials	13.7	13.7
Industrials	10.5	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 96.0%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	7.8%	** Foreign investments	6.9%
Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	410,345	$ 1,995,927
Rank Group PLC	490,446	2,770,015
		4,765,942
Household Durables - 0.3%
Garmin Ltd.	62,239	2,160,938
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	58,400	2,820,136
eBay, Inc. (a)	36,400	3,232,320
		6,052,456
Media - 8.8%
Antena 3 Television SA (a)	43,263	2,198,822
Belo Corp. Series A	98,800	2,906,696
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	47,549	2,151,592
Citadel Broadcasting Corp.	134,000	2,117,200
Comcast Corp. Class A (special) (a)	95,700	2,713,095
Dow Jones & Co., Inc.	59,100	2,832,663
News Corp. Ltd. ADR	67,100	2,471,293
Pixar (a)	39,700	2,693,645
Time Warner, Inc. (a)	906,900	15,453,576
Tribune Co.	120,700	5,828,603
Univision Communications, Inc. Class A (a)	95,100	3,095,505
Viacom, Inc. Class B (non-vtg.)	169,674	6,259,274
Vivendi Universal SA sponsored ADR (a)	94,500	2,415,420
Walt Disney Co.	411,500	9,657,905
		62,795,289
Specialty Retail - 2.3%
Gap, Inc.	216,100	5,218,815
Home Depot, Inc.	246,100	8,839,912
Lowe's Companies, Inc.	5,950	318,742
Sherwin-Williams Co.	61,100	2,401,230
		16,778,699
Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	48,200	2,102,002
NIKE, Inc. Class B	65,800	4,681,670
Polo Ralph Lauren Corp. Class A	95,848	3,182,154
		9,965,826
TOTAL CONSUMER DISCRETIONARY		102,519,150
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
PepsiCo, Inc.	83,800	$ 4,472,406
The Coca-Cola Co.	161,600	8,298,160
		12,770,566
Food & Staples Retailing - 2.6%
Safeway, Inc. (a)	186,100	4,198,416
Wal-Mart Stores, Inc.	256,800	14,311,464
		18,509,880
Food Products - 0.6%
Kellogg Co.	107,162	4,543,669
Household Products - 1.1%
Colgate-Palmolive Co.	39,500	2,259,400
Procter & Gamble Co.	51,400	5,541,948
		7,801,348
Personal Products - 2.0%
Alberto-Culver Co.	149,725	7,040,070
Gillette Co.	174,900	7,536,441
		14,576,511
Tobacco - 0.4%
Altria Group, Inc.	59,580	2,858,053
TOTAL CONSUMER STAPLES		61,060,027
ENERGY - 4.8%
Energy Equipment & Services - 1.6%
Nabors Industries Ltd. (a)	41,200	1,705,680
Rowan Companies, Inc. (a)	76,400	1,679,272
Schlumberger Ltd. (NY Shares)	139,000	7,946,630
		11,331,582
Oil & Gas - 3.2%
ChevronTexaco Corp.	74,800	6,761,920
Exxon Mobil Corp.	229,500	9,925,875
Valero Energy Corp.	56,600	3,741,826
XTO Energy, Inc.	97,500	2,461,875
		22,891,496
TOTAL ENERGY		34,223,078
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.7%
Capital Markets - 3.4%
Ameritrade Holding Corp. (a)	121,900	$ 1,449,391
Bank of New York Co., Inc.	169,200	5,087,844
Charles Schwab Corp.	173,700	1,702,260
Knight Trading Group, Inc. (a)	165,800	1,900,068
Legg Mason, Inc.	23,500	2,061,185
Morgan Stanley	225,400	12,061,154
		24,261,902
Commercial Banks - 2.9%
Bank of America Corp.	78,300	6,509,079
Bank One Corp.	197,200	9,554,340
Wells Fargo & Co.	81,200	4,774,560
		20,837,979
Consumer Finance - 2.3%
American Express Co.	203,290	10,306,803
MBNA Corp.	187,900	4,772,660
SFCG Co. Ltd.	9,140	1,603,872
		16,683,335
Diversified Financial Services - 2.0%
Citigroup, Inc.	268,866	12,483,448
Deutsche Boerse AG	37,439	1,996,109
		14,479,557
Insurance - 3.1%
AMBAC Financial Group, Inc.	29,400	2,033,010
American International Group, Inc.	239,087	17,525,077
Hartford Financial Services Group, Inc.	33,700	2,228,244
		21,786,331
TOTAL FINANCIALS		98,049,104
HEALTH CARE - 17.5%
Biotechnology - 2.6%
Cephalon, Inc. (a)	81,200	4,374,244
Genzyme Corp. - General Division (a)	97,800	4,262,124
Gilead Sciences, Inc. (a)	45,000	2,945,700
MedImmune, Inc. (a)	85,900	2,067,613
Millennium Pharmaceuticals, Inc. (a)	179,100	2,670,381
Protein Design Labs, Inc. (a)	122,600	2,391,926
		18,711,988
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	109,300	$ 3,436,392
Bio-Rad Laboratories, Inc. Class A (a)	37,800	2,121,336
Boston Scientific Corp. (a)	137,400	6,086,820
Medtronic, Inc.	143,300	6,864,070
Stryker Corp.	83,400	4,240,890
		22,749,508
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	42,400	2,766,600
Pharmaceuticals - 11.3%
Allergan, Inc.	59,300	5,271,770
AstraZeneca PLC sponsored ADR	107,200	5,027,680
Barr Pharmaceuticals, Inc. (a)	47,900	2,089,398
Bristol-Myers Squibb Co.	174,960	4,421,239
Eli Lilly & Co.	117,300	8,641,491
Forest Laboratories, Inc. (a)	77,600	4,919,064
Johnson & Johnson	127,880	7,124,195
Medicis Pharmaceutical Corp. Class A	81,600	3,453,312
Merck & Co., Inc.	277,230	13,112,979
Pfizer, Inc.	575,670	20,344,178
Roche Holding AG (participation certificate)	61,751	6,506,072
		80,911,378
TOTAL HEALTH CARE		125,139,474
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.8%
Boeing Co.	81,600	3,737,280
Honeywell International, Inc.	197,300	6,649,010
Precision Castparts Corp.	48,700	2,283,543
		12,669,833
Airlines - 0.4%
Southwest Airlines Co.	195,700	3,035,307
Building Products - 0.7%
American Standard Companies, Inc. (a)	130,200	4,885,104
Industrial Conglomerates - 5.4%
3M Co.	87,300	7,382,088
General Electric Co.	624,800	19,443,776
Tyco International Ltd.	385,500	11,869,545
		38,695,409
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 1.8%
Caterpillar, Inc.	128,000	$ 9,644,800
Graco, Inc.	128,325	3,590,534
		13,235,334
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	46,500	2,531,925
TOTAL INDUSTRIALS		75,052,912
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 4.0%
CIENA Corp. (a)	383,400	1,380,240
Cisco Systems, Inc. (a)	816,168	18,078,121
Juniper Networks, Inc. (a)	117,800	2,463,198
Motorola, Inc.	231,700	4,580,709
UTStarcom, Inc. (a)	75,700	2,355,406
		28,857,674
Computers & Peripherals - 4.9%
Apple Computer, Inc. (a)	164,500	4,615,870
Dell, Inc. (a)	426,700	15,011,306
EMC Corp. (a)	405,600	4,558,944
International Business Machines Corp.	74,800	6,626,532
Storage Technology Corp. (a)	96,900	2,737,425
Toshiba Corp.	424,000	1,826,426
		35,376,503
Electronic Equipment & Instruments - 1.2%
Hon Hai Precision Industries Co. Ltd.	412,000	1,687,815
Solectron Corp. (a)	446,900	2,457,950
Thermo Electron Corp. (a)	101,100	3,111,858
Vishay Intertechnology, Inc. (a)	83,200	1,569,984
		8,827,607
Internet Software & Services - 1.6%
CNET Networks, Inc. (a)	261,700	2,528,022
Yahoo!, Inc. (a)	287,800	8,823,948
		11,351,970
IT Services - 0.2%
DST Systems, Inc. (a)	24,200	1,162,568
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	142,000	1,925,184
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp. (a)	133,100	$ 3,046,659
Analog Devices, Inc.	163,700	8,045,855
Applied Materials, Inc. (a)	130,500	2,604,780
Intel Corp.	535,300	15,282,815
KLA-Tencor Corp. (a)	30,400	1,464,672
Marvell Technology Group Ltd. (a)	76,300	3,629,591
Samsung Electronics Co. Ltd. GDR	9,700	2,155,825
Texas Instruments, Inc.	364,800	9,524,928
Tokyo Electron Ltd.	30,200	1,725,401
		47,480,526
Software - 4.2%
Amdocs Ltd. (a)	64,200	1,584,456
Ascential Software Corp. (a)	120,000	1,926,000
Microsoft Corp.	826,138	21,768,734
Oracle Corp. (a)	387,700	4,388,764
		29,667,954
TOTAL INFORMATION TECHNOLOGY		164,649,986
MATERIALS - 1.1%
Chemicals - 0.8%
Monsanto Co.	165,400	5,706,300
Metals & Mining - 0.3%
Newmont Mining Corp.	53,900	2,140,369
TOTAL MATERIALS		7,846,669
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.6%
PT Indosat Tbk sponsored ADR	38,700	833,985
PT Telkomunikasi Indonesia Tbk sponsored ADR	67,900	1,096,585
SBC Communications, Inc.	131,600	3,118,920
Verizon Communications, Inc.	196,000	6,777,680
		11,827,170
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	179,700	$ 4,156,461
Nextel Partners, Inc. Class A (a)	187,700	3,061,387
		7,217,848
TOTAL TELECOMMUNICATION SERVICES		19,045,018
TOTAL COMMON STOCKS (Cost $635,273,727)		687,585,418
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.09% (b)	23,804,018	23,804,018
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	6,797,350	6,797,350
TOTAL MONEY MARKET FUNDS (Cost $30,601,368)		30,601,368
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $665,875,095)		718,186,786
NET OTHER ASSETS - (0.3)%		(2,450,940)
NET ASSETS - 100%		$ 715,735,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $284,966,160 and $192,137,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,900 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $204,867,000 of which $104,833,000, $98,647,000 and $1,387,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,801,423) (cost $665,875,095) - See accompanying schedule		$ 718,186,786
Cash		5,843
Foreign currency held at value (cost $136,690)		139,039
Receivable for investments sold		6,203,131
Receivable for fund shares sold		1,266,427
Dividends receivable		772,882
Interest receivable		21,131
Prepaid expenses		1,659
Receivable from investment adviser for expense reductions		2,423
Other receivables		63,483
Total assets		726,662,804

Liabilities
Payable for investments purchased	$ 2,752,637
Payable for fund shares redeemed	582,260
Accrued management fee	332,153
Distribution fees payable	234,177
Other affiliated payables	199,413
Other payables and accrued expenses	28,968
Collateral on securities loaned, at value	6,797,350
Total liabilities		10,926,958

Net Assets		$ 715,735,846
Net Assets consist of:
Paid in capital		$ 848,182,127
Accumulated net investment loss		(214,266)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(184,545,344)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,313,329
Net Assets		$ 715,735,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,029,201 ÷ 3,509,904 shares)	$ 14.25

Maximum offering price per share (100/94.25 of $14.25)	$ 15.12
Class T: Net Asset Value and redemption price per share ($284,765,981 ÷ 20,068,829 shares)	$ 14.19

Maximum offering price per share (100/96.50 of $14.19)	$ 14.70
Class B: Net Asset Value and offering price per share ($90,434,100 ÷ 6,596,475 shares) A	$ 13.71

Class C: Net Asset Value and offering price per share ($41,119,108 ÷ 3,006,115 shares) A	$ 13.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($249,387,456 ÷ 17,049,098 shares)	$ 14.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,266,376
Interest		129,396
Security lending		9,069
Total income		4,404,841

Expenses
Management fee	$ 1,945,049
Transfer agent fees	1,042,848
Distribution fees	1,458,785
Accounting and security lending fees	126,057
Non-interested trustees' compensation	1,539
Custodian fees and expenses	21,783
Registration fees	55,091
Audit	23,748
Legal	1,806
Miscellaneous	4,497
Total expenses before reductions	4,681,203
Expense reductions	(72,221)	4,608,982
Net investment income (loss)		(204,141)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	27,298,145
Foreign currency transactions	12,614
Total net realized gain (loss)		27,310,759
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,267,060)
Assets and liabilities in foreign currencies	(906)
Total change in net unrealized appreciation (depreciation)		(1,267,966)
Net gain (loss)		26,042,793
Net increase (decrease) in net assets resulting from operations		$ 25,838,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (204,141)	$ (550,516)
Net realized gain (loss)	27,310,759	6,876,643
Change in net unrealized appreciation (depreciation)	(1,267,966)	54,179,150
Net increase (decrease) in net assets resulting from operations	25,838,652	60,505,277
Share transactions - net increase (decrease)	96,465,337	70,459,979
Total increase (decrease) in net assets	122,303,989	130,965,256

Net Assets
Beginning of period	593,431,857	462,466,601
End of period (including accumulated net investment loss of $214,266 and accumulated net investment loss of $10,125, respectively)	$ 715,735,846	$ 593,431,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Income from Investment Operations
Net investment income (loss) E	- G	.01	- G	.01	(.05)	(.03)
Net realized and unrealized gain (loss)	.61	1.41	(2.76)	(3.10)	(1.43)	4.59
Total from investment operations	.61	1.42	(2.76)	(3.09)	(1.48)	4.56
Distributions from net realized gain	-	-	-	(.12)	(.35)	(1.05)
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	-	-	(.12)	(.46)	(1.05)
Net asset value, end of period	$ 14.25	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13
Total Return B, C, D	4.47%	11.62%	(18.42)%	(17.11)%	(7.62)%	28.93%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.31%	1.30%	1.23%	1.17%	1.24%
Expenses net of voluntary waivers, if any	1.26% A	1.31%	1.30%	1.23%	1.17%	1.24%
Expenses net of all reductions	1.24% A	1.25%	1.25%	1.20%	1.16%	1.23%
Net investment income (loss)	.06% A	.05%	- %	.06%	(.24)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,029	$ 45,003	$ 35,707	$ 39,364	$ 37,656	$ 19,600
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.02)	(.02)	(.09)	(.07)
Net realized and unrealized gain (loss)	.61	1.41	(2.76)	(3.11)	(1.42)	4.61
Total from investment operations	.60	1.40	(2.78)	(3.13)	(1.51)	4.54
Distributions from net realized gain	-	-	-	(.12)	(.32)	(1.05)
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	-	-	(.12)	(.43)	(1.05)
Net asset value, end of period	$ 14.19	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16
Total Return B, C, D	4.42%	11.48%	(18.57)%	(17.30)%	(7.75)%	28.71%
Ratios to Average Net Assets F
Expenses before expense reductions	1.41% A	1.45%	1.44%	1.39%	1.36%	1.44%
Expenses net of voluntary waivers, if any	1.41% A	1.45%	1.44%	1.39%	1.36%	1.44%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.36%	1.34%	1.42%
Net investment income (loss)	(.09)% A	(.10)%	(.14)%	(.10)%	(.42)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,766	$ 274,805	$ 232,814	$ 325,846	$ 354,141	$ 285,939
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.10)	(.11)	(.20)	(.16)
Net realized and unrealized gain (loss)	.59	1.36	(2.69)	(3.06)	(1.40)	4.56
Total from investment operations	.54	1.28	(2.79)	(3.17)	(1.60)	4.40
Distributions from net realized gain	-	-	-	(.12)	(.26)	(.98)
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	-	-	(.12)	(.35)	(.98)
Net asset value, end of period	$ 13.71	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92
Total Return B, C, D	4.10%	10.77%	(19.01)%	(17.76)%	(8.25)%	28.02%
Ratios to Average Net Assets F
Expenses before expense reductions	2.10% A	2.12%	2.08%	1.98%	1.90%	1.96%
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	1.98%	1.90%	1.96%
Expenses net of all reductions	2.04% A	2.00%	1.99%	1.94%	1.89%	1.95%
Net investment income (loss)	(.73)% A	(.70)%	(.75)%	(.69)%	(.97)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,434	$ 88,320	$ 84,325	$ 122,920	$ 156,488	$ 112,671
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.09)	(.10)	(.20)	(.16)
Net realized and unrealized gain (loss)	.59	1.36	(2.69)	(3.06)	(1.39)	4.54
Total from investment operations	.54	1.28	(2.78)	(3.16)	(1.59)	4.38
Distributions from net realized gain	-	-	-	(.12)	(.29)	(1.03)
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	-	-	(.12)	(.38)	(1.03)
Net asset value, end of period	$ 13.68	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89
Total Return B, C, D	4.11%	10.79%	(18.99)%	(17.76)%	(8.23)%	27.90%
Ratios to Average Net Assets F
Expenses before expense reductions	2.01% A	2.03%	2.02%	1.95%	1.90%	1.97%
Expenses net of voluntary waivers, if any	2.01% A	2.03%	2.02%	1.95%	1.90%	1.97%
Expenses net of all reductions	2.00% A	1.98%	1.96%	1.91%	1.88%	1.96%
Net investment income (loss)	(.69)% A	(.68)%	(.71)%	(.65)%	(.96)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,119	$ 40,426	$ 36,307	$ 50,216	$ 52,542	$ 30,468
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Income from Investment Operations
Net investment income (loss) D	.03	.06	.06	.07	.02	.03
Net realized and unrealized gain (loss)	.63	1.44	(2.81)	(3.14)	(1.45)	4.63
Total from investment operations	.66	1.50	(2.75)	(3.07)	(1.43)	4.66
Distributions from net realized gain	-	-	-	(.12)	(.36)	(1.10)
Distributions in excess of net realized gain	-	-	-	-	(.13)	-
Total distributions	-	-	-	(.12)	(.49)	(1.10)
Net asset value, end of period	$ 14.63	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33
Total Return B, C	4.72%	12.03%	(18.07)%	(16.79)%	(7.31)%	29.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.92% A	.89%	.88%	.85%	.82%	.91%
Expenses net of voluntary waivers, if any	.92% A	.89%	.88%	.85%	.82%	.91%
Expenses net of all reductions	.91% A	.84%	.82%	.82%	.81%	.90%
Net investment income (loss)	.39% A	.46%	.43%	.44%	.11%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,387	$ 144,877	$ 73,313	$ 23,495	$ 13,665	$ 13,856
Portfolio turnover rate	59% A	72%	96%	121%	92%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 72,908,776	|
Unrealized depreciation	(27,347,888)
Net unrealized appreciation (depreciation)	$ 45,560,888
Cost for federal income tax purposes	$ 672,625,898

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 62,925	$ 137
Class T	.25%	.25%	718,322	3,088
Class B	.75%	.25%	466,072	349,590
Class C	.75%	.25%	211,466	22,410
			$ 1,458,785	$ 375,225

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,590
Class T	14,072
Class B*	110,747
Class C*	1,807
$ 153,216

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 91,952	.37*
Class T	378,898	.26*
Class B	211,423	.45*
Class C	77,274	.37*
Institutional Class	283,301	.28*
	$ 1,042,848

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $129,372 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.05%	$ 23,043

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $48,416 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $40. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 722

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,045,941	1,236,279	$ 14,985,927	$ 15,236,807
Shares redeemed	(835,352)	(858,560)	(12,055,247)	(10,518,005)
Net increase (decrease)	210,589	377,719	$ 2,930,680	$ 4,718,802
Class T
Shares sold	1,602,971	5,625,571	$ 22,890,747	$ 67,902,568
Shares redeemed	(1,757,060)	(4,500,872)	(25,045,442)	(54,380,058)
Net increase (decrease)	(154,089)	1,124,699	$ (2,154,695)	$ 13,522,510
Class B
Shares sold	656,410	1,391,038	$ 9,023,979	$ 16,264,692
Shares redeemed	(765,742)	(1,779,494)	(10,602,253)	(20,723,150)
Net increase (decrease)	(109,332)	(388,456)	$ (1,578,274)	$ (4,458,458)
Class C
Shares sold	340,021	767,905	$ 4,695,837	$ 9,087,854
Shares redeemed	(410,376)	(753,494)	(5,675,422)	(8,815,541)
Net increase (decrease)	(70,355)	14,411	$ (979,585)	$ 272,313
Institutional Class
Shares sold	7,051,639	6,318,637	$ 103,658,900	$ 78,604,659
Shares redeemed	(369,782)	(1,832,584)	(5,411,689)	(22,199,847)
Net increase (decrease)	6,681,857	4,486,053	$ 98,247,211	$ 56,404,812

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LCI-USAN-0704
1.786796.101

Fidelity® Advisor

Asset Allocation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.0	4.4
UnitedHealth Group, Inc.	4.6	3.6
Clear Channel Communications, Inc.	2.8	3.0
American International Group, Inc.	2.8	2.9
Johnson & Johnson	2.6	3.5
First Data Corp.	2.4	3.1
HealthSouth Corp.	1.9	1.7
Affiliated Computer Services, Inc. Class A	1.7	1.6
Intel Corp.	1.7	0.0
Bank of America Corp.	1.6	1.7
	27.1
Market Sectors as of May 31, 2004
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.4	15.6
Health Care	12.7	13.0
Information Technology	12.3	10.1
Financials	11.5	12.2
Telecommunication Services	7.2	6.2
Industrials	6.3	3.7
Energy	2.4	2.3
Consumer Staples	2.1	2.6
Materials	1.7	1.8
Utilities	0.1	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stock class 77%		Stock class 74%
	Bond class 18%		Bond class 17%
	Short-term class 5%		Short-term class 9%
* Foreign investments	9%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Hotels, Restaurants & Leisure - 1.2%
Applebee's International, Inc.	18,900	$ 716,310
McDonald's Corp.	14,600	385,440
Red Robin Gourmet Burgers, Inc. (a)	8,400	231,000
Royal Caribbean Cruises Ltd.	7,200	281,664
		1,614,414
Household Durables - 7.4%
D.R. Horton, Inc.	71,050	2,053,345
Harman International Industries, Inc.	4,200	336,588
Hovnanian Enterprises, Inc. Class A (a)	20,400	720,120
KB Home	22,100	1,455,948
Lennar Corp. Class A	24,100	1,106,190
LG Electronics, Inc.	5,130	297,800
Pulte Homes, Inc.	9,000	474,750
Ryland Group, Inc.	25,500	2,029,800
Techtronic Industries Co. Ltd.	76,000	121,465
Toll Brothers, Inc. (a)	38,780	1,586,490
		10,182,496
Internet & Catalog Retail - 0.0%
Internet Auction Co. Ltd. (a)	400	31,292
Media - 6.1%
Clear Channel Communications, Inc.	96,497	3,830,931
News Corp. Ltd. ADR	10,200	375,666
NRJ Group	4,700	95,412
NTL, Inc. (a)	32,758	1,935,998
Radio One, Inc.:
Class A (a)	33,170	573,178
Class D (non-vtg.) (a)	35,944	621,112
SKY Perfect Communications, Inc.	3	3,374
Tv Asahi Corp.	82	152,444
Viacom, Inc. Class B (non-vtg.)	7,200	265,608
Walt Disney Co.	20,500	481,135
		8,334,858
Multiline Retail - 1.2%
Barneys, Inc. warrants 4/1/08 (a)	30	900
Kohl's Corp. (a)	27,500	1,307,900
Target Corp.	8,100	362,070
		1,670,870
Specialty Retail - 1.3%
Home Depot, Inc.	49,600	1,781,632
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
Adidas-Salomon AG	1,000	$ 117,980
The Swatch Group AG (Reg.)	7,494	212,944
		330,924
TOTAL CONSUMER DISCRETIONARY		23,946,486
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Pernod-Ricard	1,500	187,798
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	36,970	2,060,338
Food Products - 0.1%
Barry Callebaut AG	410	94,249
People's Food Holdings Ltd.	78,000	61,974
		156,223
Household Products - 0.4%
Colgate-Palmolive Co.	8,200	469,040
TOTAL CONSUMER STAPLES		2,873,399
ENERGY - 2.4%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	6,600	276,474
ENSCO International, Inc.	10,400	277,056
Noble Corp. (a)	8,800	303,248
Pride International, Inc. (a)	14,600	229,512
Rowan Companies, Inc. (a)	10,200	224,196
Smith International, Inc. (a)	13,300	664,069
Weatherford International Ltd. (a)	8,270	343,288
		2,317,843
Oil & Gas - 0.7%
Canadian Natural Resources Ltd.	6,300	164,273
EnCana Corp.	5,600	220,059
Total SA Series B	460	86,554
Valero Energy Corp.	8,900	588,379
		1,059,265
TOTAL ENERGY		3,377,108
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 11.5%
Capital Markets - 1.7%
Collins Stewart Tullett PLC	16,200	$ 130,710
E*TRADE Financial Corp. (a)	24,000	273,840
JAFCO Co. Ltd.	1,200	82,706
Julius Baer Holding AG (Bearer)	190	55,126
Lehman Brothers Holdings, Inc.	12,200	922,930
Man Group PLC	5,200	155,810
Morgan Stanley	8,800	470,888
Nikko Cordial Corp.	14,000	73,510
UBS AG (Reg.)	2,880	207,648
		2,373,168
Commercial Banks - 2.8%
Banco Popular Espanol SA (Reg.)	2,200	123,745
Bank of America Corp.	26,700	2,219,571
Bank of Nagoya Ltd.	2,000	10,139
M&T Bank Corp.	1,000	90,570
Sumitomo Mitsui Financial Group, Inc.	38	272,930
The Daishi Bank Ltd., Niigata	3,000	10,338
UFJ Holdings, Inc. (a)	59	296,418
Wachovia Corp.	17,500	826,175
		3,849,886
Consumer Finance - 0.9%
MBNA Corp.	50,500	1,282,700
Diversified Financial Services - 1.1%
CIT Group, Inc.	14,300	535,821
Citigroup, Inc.	21,986	1,020,810
		1,556,631
Insurance - 3.8%
AFLAC, Inc.	33,960	1,378,776
American International Group, Inc.	52,067	3,816,511
Prudential PLC	357	2,939
		5,198,226
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	4,650	314,805
Freddie Mac	5,150	300,709
Golden West Financial Corp., Delaware	8,900	968,053
		1,583,567
TOTAL FINANCIALS		15,844,178
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.7%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	603	$ 66,179
Angiotech Pharmaceuticals, Inc. (a)	2,100	46,459
CSL Ltd.	8,555	140,736
QIAGEN NV (a)	6,100	67,710
		321,084
Health Care Equipment & Supplies - 1.3%
Apogent Technologies, Inc. (a)	10,200	328,644
Medtronic, Inc.	18,300	876,570
Smith & Nephew PLC	14,100	151,998
St. Jude Medical, Inc. (a)	6,300	480,438
		1,837,650
Health Care Providers & Services - 6.5%
HealthSouth Corp. (a)	546,820	2,652,077
UnitedHealth Group, Inc.	96,300	6,283,575
		8,935,652
Pharmaceuticals - 4.7%
Altana AG	1,300	84,428
AstraZeneca PLC (United Kingdom)	2,500	117,250
Barr Pharmaceuticals, Inc. (a)	5,100	222,462
Johnson & Johnson	64,800	3,610,008
Novartis AG (Reg.)	3,768	170,201
Novo Nordisk AS Series B	2,100	96,561
Pfizer, Inc.	26,032	919,971
Roche Holding AG (participation certificate)	2,960	311,865
Schering-Plough Corp.	45,100	762,190
Shire Pharmaceuticals Group PLC (a)	11,500	105,800
		6,400,736
TOTAL HEALTH CARE		17,495,122
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.6%
Boeing Co.	13,500	618,300
Honeywell International, Inc.	34,700	1,169,390
Northrop Grumman Corp.	4,500	464,085
		2,251,775
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.4%
Asahi Glass Co. Ltd.	10,000	$ 105,831
Jacuzzi Brands, Inc. (a)	45,100	385,154
		490,985
Commercial Services & Supplies - 1.7%
Adecco SA	3,474	167,482
Asset Acceptance Capital Corp.	37,100	736,435
Capita Group PLC	8,800	50,025
Career Education Corp. (a)	20,800	1,413,776
		2,367,718
Construction & Engineering - 0.2%
Fluor Corp.	6,400	258,688
Electrical Equipment - 0.0%
Furukawa Electric Co. Ltd.	13,000	48,454
Industrial Conglomerates - 2.0%
General Electric Co.	32,370	1,007,354
Tyco International Ltd.	54,382	1,674,422
		2,681,776
Road & Rail - 0.4%
Canadian National Railway Co.	14,975	590,663
TOTAL INDUSTRIALS		8,690,059
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.7%
Juniper Networks, Inc. (a)	28,400	593,844
Motorola, Inc.	17,800	351,906
		945,750
Computers & Peripherals - 1.0%
Dell, Inc. (a)	38,800	1,364,984
Electronic Equipment & Instruments - 0.5%
Samsung Electro-Mechanics Co. Ltd. (a)	2,000	62,688
Waters Corp. (a)	12,200	562,176
Yageo Corp. (a)	121,000	63,550
		688,414
Internet Software & Services - 0.9%
EarthLink, Inc. (a)	76,000	763,040
Yahoo!, Inc. (a)	15,800	484,428
		1,247,468
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 4.1%
Affiliated Computer Services, Inc. Class A (a)	48,100	$ 2,396,342
First Data Corp.	74,700	3,233,763
		5,630,105
Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	8,500	115,240
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV (Netherlands) (a)	3,400	73,299
ASML Holding NV (NY Shares) (a)	5,000	88,050
Intel Corp.	81,300	2,321,115
KLA-Tencor Corp. (a)	14,400	693,792
Lam Research Corp. (a)	7,500	188,475
Teradyne, Inc. (a)	11,300	251,877
Texas Instruments, Inc.	17,200	449,092
United Microelectronics Corp. (a)	257,000	223,679
		4,289,379
Software - 1.8%
Amdocs Ltd. (a)	21,100	520,748
Dassault Systemes SA	3,200	146,183
Microsoft Corp.	68,260	1,798,651
Temenos Group AG (a)	3,645	33,167
		2,498,749
TOTAL INFORMATION TECHNOLOGY		16,780,089
MATERIALS - 1.7%
Chemicals - 0.9%
Dow Chemical Co.	9,400	375,060
IMC Global, Inc.	36,800	458,160
Monsanto Co.	5,900	203,550
Nitto Denko Corp.	2,200	119,307
		1,156,077
Construction Materials - 0.0%
HeidelbergCement AG	1,087	47,944
Metals & Mining - 0.6%
Nucor Corp.	12,000	790,200
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
Aracruz Celulose SA sponsored ADR	7,100	$ 230,750
Votorantim Celulose e Papel SA sponsored ADR	2,700	84,402
		315,152
TOTAL MATERIALS		2,309,373
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.4%
China Telecom Corp. Ltd. (H Shares)	388,000	121,289
SBC Communications, Inc.	17,900	424,230
Versatel Telecom International NV (a)	44,200	88,001
		633,520
Wireless Telecommunication Services - 6.8%
Crown Castle International Corp. (a)	18,200	268,086
KDDI Corp.	49	286,170
Nextel Communications, Inc. Class A (a)	299,900	6,936,671
SpectraSite, Inc. (a)	36,900	1,532,826
Vodafone Group PLC	142,500	338,580
		9,362,333
TOTAL TELECOMMUNICATION SERVICES		9,995,853
UTILITIES - 0.1%
Gas Utilities - 0.1%
Centrica PLC	21,200	82,708
TOTAL COMMON STOCKS (Cost $93,100,535)		101,394,375
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	105	49,350
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd.	440	120,344
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $212,172)		169,694
Nonconvertible Bonds - 12.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
Delco Remy International, Inc. 9.375% 4/15/12 (e)	$ 70,000	$ 67,900
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,750
United Components, Inc. 9.375% 6/15/13	10,000	10,025
Visteon Corp. 7% 3/10/14	30,000	28,575
		135,250
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (e)	70,000	67,550
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	60,000	64,350
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	40,000	39,600
Host Marriott LP 7.125% 11/1/13	100,000	97,500
MGM MIRAGE:
5.875% 2/27/14	30,000	27,375
5.875% 2/27/14 (e)	40,000	36,500
MTR Gaming Group, Inc. 9.75% 4/1/10	30,000	32,100
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	40,000	44,600
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	55,000	53,900
Seneca Gaming Corp. 7.25% 5/1/12 (e)	30,000	29,775
Six Flags, Inc.:
8.875% 2/1/10	120,000	117,900
9.75% 4/15/13	40,000	40,000
Station Casinos, Inc.:
6% 4/1/12	60,000	57,300
6.5% 2/1/14	30,000	27,600
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	35,000	37,450
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	20,000	9,000
Town Sports International, Inc. 9.625% 4/15/11	65,000	63,375
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	30,000	34,500
		880,375
Household Durables - 0.5%
Beazer Homes USA, Inc. 6.5% 11/15/13	60,000	56,250
Juno Lighting, Inc. 11.875% 7/1/09	30,000	31,950
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	15,000	13,725
8.875% 4/1/12	90,000	94,500
KB Home 7.75% 2/1/10	80,000	82,400
Sealy Mattress Co. 8.25% 6/15/14 (e)	95,000	92,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
6.875% 5/15/11	$ 45,000	$ 43,875
9.25% 4/15/12	10,000	10,700
Technical Olympic USA, Inc.:
7.5% 3/15/11	40,000	37,600
10.375% 7/1/12	10,000	10,500
WCI Communities, Inc. 7.875% 10/1/13	55,000	54,725
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	30,000	27,900
10.75% 4/1/13	90,000	98,550
		655,300
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	70,000	81,200
Media - 0.8%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	40,000	38,400
9.5% 2/1/11	43,000	44,398
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(h)	100,000	102,000
8% 4/15/12 (e)	70,000	69,300
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	30,000	29,175
8.375% 4/30/14 (e)	40,000	38,850
Cinemark, Inc. 0% 3/15/14 (d)(e)	80,000	50,600
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,600
CSC Holdings, Inc. 7.875% 2/15/18	30,000	28,500
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	30,000	28,350
Gray Television, Inc. 9.25% 12/15/11	65,000	70,850
Houghton Mifflin Co.:
0% 10/15/13 (d)	10,000	5,575
8.25% 2/1/11	55,000	56,100
9.875% 2/1/13	40,000	41,000
Innova S. de R.L. 9.375% 9/19/13	40,000	41,500
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	15,000	16,200
LBI Media, Inc. 10.125% 7/15/12	40,000	44,800
Mediacom LLC/Mediacom Capital Corp.:
7.875% 2/15/11	20,000	18,900
8.5% 4/15/08	15,000	15,113
PEI Holdings, Inc. 11% 3/15/10	35,000	40,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. 8% 3/15/12	$ 45,000	$ 46,013
Spanish Broadcasting System, Inc. 9.625% 11/1/09	20,000	21,100
Telewest PLC 11% 10/1/07 (c)	90,000	51,300
The Reader's Digest Association, Inc. 6.5% 3/1/11	50,000	49,250
XM Satellite Radio, Inc. 6.65% 5/1/09 (e)(h)	60,000	60,150
		1,050,624
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	30,000	31,050
Specialty Retail - 0.3%
Asbury Automotive Group, Inc.:
8% 3/15/14	40,000	37,400
9% 6/15/12	45,000	44,550
J. Crew Intermediate LLC 0% 5/15/08 (d)	34,608	28,725
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	50,000	49,000
Sonic Automotive, Inc. 8.625% 8/15/13	60,000	60,000
Toys 'R' US, Inc. 7.875% 4/15/13	95,000	95,000
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	25,000	23,500
7% 2/15/14 (e)	25,000	22,250
7.75% 11/15/13	110,000	103,400
		463,825
Textiles Apparel & Luxury Goods - 0.0%
Samsonite Corp. 8.875% 6/1/11 (e)(f)	35,000	35,438
TOTAL CONSUMER DISCRETIONARY		3,333,062
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	65,000	64,838
6.875% 8/15/13	75,000	66,000
9.25% 6/1/13	25,000	25,375
9.5% 2/15/11	25,000	26,875
		183,088
Food Products - 0.3%
Del Monte Corp. 9.25% 5/15/11	130,000	138,775
Doane Pet Care Co. 9.75% 5/15/07	104,000	94,640
Dole Food Co., Inc. 7.25% 6/15/10	40,000	37,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc.:
7.625% 2/15/08	$ 30,000	$ 30,900
7.75% 5/15/13	25,000	26,125
8% 10/15/09	10,000	10,600
Swift & Co. 10.125% 10/1/09	10,000	10,650
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	20,000	22,000
		370,990
TOTAL CONSUMER STAPLES		554,078
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14 (e)	30,000	29,175
Hanover Compressor Co.:
0% 3/31/07	55,000	41,250
8.625% 12/15/10	20,000	20,500
9% 6/1/14	40,000	40,800
SESI LLC 8.875% 5/15/11	60,000	64,200
		195,925
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	48,125
7.5% 6/15/14 (e)	30,000	30,600
El Paso Production Holding Co. 7.75% 6/1/13	45,000	42,300
General Maritime Corp. 10% 3/15/13	20,000	21,900
Overseas Shipholding Group, Inc. 8.25% 3/15/13	100,000	107,000
Range Resources Corp. 7.375% 7/15/13	30,000	29,400
Teekay Shipping Corp. 8.875% 7/15/11	90,000	99,000
The Coastal Corp.:
6.375% 2/1/09	25,000	21,125
6.5% 5/15/06	20,000	19,200
6.5% 6/1/08	15,000	12,956
7.5% 8/15/06	55,000	53,213
7.75% 6/15/10	150,000	131,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.875% 9/1/21	$ 55,000	$ 51,631
8.125% 3/15/12	20,000	21,000
		689,075
TOTAL ENERGY		885,000
FINANCIALS - 2.0%
Capital Markets - 0.1%
Bank of New York Co., Inc. 4.25% 9/4/12 (h)	10,000	9,987
LaBranche & Co., Inc. 11% 5/15/12 (e)	90,000	91,800
		101,787
Commercial Banks - 0.0%
Chevy Chase Bank FSB 6.875% 12/1/13	25,000	24,875
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	35,000	33,775
8.25% 7/15/10	85,000	87,763
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	85,000	74,163
6.977% 11/23/22	7,666	6,573
7.324% 4/15/11	20,000	16,600
7.377% 5/23/19	71,842	49,571
7.379% 5/23/16	60,776	41,935
7.8% 4/1/08	25,000	22,500
8.608% 10/1/12	15,000	13,800
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	30,000	28,800
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	5,000	5,063
Citigroup, Inc.:
3.5% 2/1/08	30,000	29,622
7.25% 10/1/10	20,000	22,477
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	6,273
6.795% 2/2/20	18,932	15,335
6.9% 7/2/18	37,970	29,616
6.954% 2/2/11	7,076	5,590
7.73% 9/15/12	11,701	9,010
7.82% 4/15/15	15,724	12,422
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.307% 10/2/19	$ 13,491	$ 11,333
8.321% 11/1/06	5,000	4,500
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	9,750
7.779% 1/2/12	25,045	14,777
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	60,914
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13 (e)	30,000	33,000
FIMEP SA 10.5% 2/15/13	60,000	66,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	60,000	65,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	50,000	53,500
Ispat Inland ULC 9.75% 4/1/14 (e)	95,000	96,900
Jostens Holding Corp. 0% 12/1/13 (d)	60,000	39,000
Leucadia National Corp. 7% 8/15/13	90,000	88,200
Midland Funding Corp. II 11.75% 7/23/05	27,493	28,318
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (e)	60,000	58,650
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	40,000	39,600
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	20,000	20,800
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc. 0% 2/1/14 (d)(e)	40,000	26,200
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	60,000	64,200
Nexstar Finance, Inc. 7% 1/15/14 (e)	30,000	28,725
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	20,630	17,123
7.67% 1/2/15	51,584	43,846
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	43,000
7.25% 2/15/11	70,000	58,800
7.75% 8/15/06	125,000	122,500
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	50,000	47,250
Ship Finance International Ltd. 8.5% 12/15/13 (e)	175,000	166,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	35,000	30,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
UGS Corp. 10% 6/1/12 (e)	$ 60,000	$ 63,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	90,000	103,050
Western Financial Bank 9.625% 5/15/12	95,000	103,075
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	55,000	56,925
Xerox Capital Trust I 8% 2/1/27	110,000	95,700
		2,271,799
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	65,000	69,550
Real Estate - 0.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	80,000	80,200
EOP Operating LP 7.75% 11/15/07	25,000	28,009
LNR Property Corp.:
7.25% 10/15/13	25,000	23,375
7.625% 7/15/13	15,000	14,700
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	40,000	37,800
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	41,100
8.625% 1/15/12	50,000	53,875
		279,059
TOTAL FINANCIALS		2,747,070
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	60,000	63,600
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	40,000	40,600
Concentra Operating Corp.:
9.125% 6/1/12 (e)(f)	10,000	10,100
9.5% 8/15/10	30,000	31,350
Genesis HealthCare Corp. 8% 10/15/13 (e)	75,000	76,688
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	60,000	58,950
PacifiCare Health Systems, Inc. 10.75% 6/1/09	42,000	47,880
Psychiatric Solutions, Inc. 10.625% 6/15/13	25,000	28,375
Tenet Healthcare Corp.:
6.375% 12/1/11	60,000	51,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
7.375% 2/1/13	$ 90,000	$ 79,200
Triad Hospitals, Inc. 7% 5/15/12 (e)	40,000	39,700
		463,843
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	100,000	97,250
TOTAL HEALTH CARE		624,693
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	80,000	75,600
9.5% 11/1/08	45,000	43,875
Orbital Sciences Corp. 9% 7/15/11	25,000	27,250
Primus International, Inc. 10.5% 4/15/09 (e)	40,000	39,600
		186,325
Airlines - 0.1%
AMR Corp. 9% 8/1/12	85,000	65,450
Continental Airlines, Inc. 7.875% 7/2/18	50,000	47,250
Delta Air Lines, Inc. 7.9% 12/15/09	80,000	38,800
		151,500
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	53,750
Jacuzzi Brands, Inc. 9.625% 7/1/10	55,000	58,850
		112,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
6.375% 4/15/11 (e)	30,000	28,650
7.375% 4/15/14 (e)	35,000	32,900
7.875% 4/15/13	20,000	20,400
9.25% 9/1/12	35,000	38,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	30,300
		150,750
Construction & Engineering - 0.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	60,000	64,800
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	40,000	42,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.4%
Columbus McKinnon Corp. 10% 8/1/10	$ 20,000	$ 20,600
Cummins, Inc. 5.65% 3/1/98	55,000	36,850
Dresser, Inc. 9.375% 4/15/11	100,000	107,000
Dunlop Standard Aerospace Holdings PLC:
11.875% 5/15/09 (e)	60,000	63,300
yankee 11.875% 5/15/09	85,000	89,675
Invensys PLC 9.875% 3/15/11 (e)	120,000	118,800
Navistar International Corp. 7.5% 6/15/11	20,000	20,050
SPX Corp. 7.5% 1/1/13	5,000	5,100
Trinity Industries, Inc. 6.5% 3/15/14 (e)	15,000	13,950
		475,325
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	55,000	53,625
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	60,000	59,850
TFM SA de CV yankee:
10.25% 6/15/07	5,000	4,950
11.75% 6/15/09	30,000	29,250
		94,050
TOTAL INDUSTRIALS		1,331,175
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Corning, Inc.:
5.9% 3/15/14	15,000	13,875
6.2% 3/15/16	20,000	18,400
Lucent Technologies, Inc.:
5.5% 11/15/08	70,000	65,100
6.45% 3/15/29	45,000	33,975
Nortel Networks Corp. 6.125% 2/15/06	35,000	34,213
Northern Telecom Ltd. yankee 6.875% 9/1/23	25,000	21,125
		186,688
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. 6.5% 5/15/13	55,000	52,800
PerkinElmer, Inc. 8.875% 1/15/13	70,000	76,475
Solectron Corp. 9.625% 2/15/09	45,000	47,250
		176,525
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	$ 90,000	$ 57,825
0% 11/15/13 (d)(e)	5,000	3,213
8% 11/15/13 (e)	55,000	51,975
Iron Mountain, Inc.:
6.625% 1/1/16	45,000	40,950
8.625% 4/1/13	15,000	15,900
		169,863
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	55,000	54,175
7.2% 4/1/16	20,000	18,500
7.625% 6/15/13	50,000	49,250
		121,925
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	8,000	9,300
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	35,000	33,163
7.75% 5/15/13	55,000	53,075
Viasystems, Inc. 10.5% 1/15/11 (e)	40,000	41,800
		137,338
TOTAL INFORMATION TECHNOLOGY		792,339
MATERIALS - 2.1%
Chemicals - 0.8%
Berry Plastics Corp. 10.75% 7/15/12	95,000	104,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	35,000	36,050
10.125% 9/1/08	45,000	48,938
10.625% 5/1/11	155,000	169,725
HMP Equity Holdings Corp. 0% 5/15/08 (e)	65,000	37,375
Huntsman ICI Chemicals LLC 10.125% 7/1/09	30,000	30,750
Huntsman ICI Holdings LLC 0% 12/31/09	50,000	24,000
Huntsman International LLC 9.875% 3/1/09	80,000	85,600
Lyondell Chemical Co.:
9.5% 12/15/08	10,000	10,325
9.5% 12/15/08	75,000	77,438
9.625% 5/1/07	30,000	31,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.: - continued
9.875% 5/1/07	$ 80,000	$ 83,200
10.875% 5/1/09	75,000	77,250
Millennium America, Inc.:
9.25% 6/15/08	60,000	63,600
9.25% 6/15/08 (e)	20,000	21,200
Nalco Co.:
7.75% 11/15/11 (e)	30,000	31,275
8.875% 11/15/13 (e)	30,000	31,200
NOVA Chemicals Corp. 6.5% 1/15/12	50,000	49,000
Pliant Corp.:
0% 6/15/09 (d)(e)	50,000	40,750
11.125% 9/1/09	35,000	37,100
		1,090,326
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	90,000	99,450
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	40,000	39,800
		139,250
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	50,000	56,500
BWAY Corp. 10% 10/15/10	30,000	31,575
Crown European Holdings SA 10.875% 3/1/13	45,000	50,625
Graphic Packaging International, Inc.:
8.5% 8/15/11	30,000	32,100
9.5% 8/15/13	30,000	32,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	100,000	97,500
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	20,000	20,600
Owens-Illinois, Inc.:
7.35% 5/15/08	20,000	19,200
7.5% 5/15/10	30,000	27,825
7.8% 5/15/18	75,000	63,188
8.1% 5/15/07	20,000	20,000
		451,513
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12	25,000	21,875
7.875% 2/15/09	35,000	30,975
Allegheny Ludlum Corp. 6.95% 12/15/25	45,000	37,350
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 100,000	$ 99,000
California Steel Industries, Inc. 6.125% 3/15/14 (e)	30,000	27,525
CSN Islands VII Corp. 10.75% 9/12/08 (e)	50,000	49,875
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	40,000	34,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	60,000	54,300
10.125% 2/1/10	60,000	64,200
International Steel Group, Inc. 6.5% 4/15/14 (e)	80,000	74,400
Peabody Energy Corp. 5.875% 4/15/16	5,000	4,488
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	50,000	50,500
		548,988
Paper & Forest Products - 0.5%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	50,000	46,500
Bowater, Inc.:
4.11% 3/15/10 (h)	50,000	49,625
6.5% 6/15/13	15,000	13,838
Buckeye Technologies, Inc. 8.5% 10/1/13	45,000	46,125
Georgia-Pacific Corp.:
8% 1/15/14	70,000	74,375
9.5% 12/1/11	55,000	63,250
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	30,000	29,175
8.625% 6/15/11	70,000	73,850
Stone Container Corp.:
8.375% 7/1/12	80,000	81,600
9.75% 2/1/11	45,000	48,825
Tembec Industries, Inc.:
7.75% 3/15/12	50,000	47,250
8.5% 2/1/11	65,000	64,025
yankee 8.625% 6/30/09	50,000	49,500
		687,938
TOTAL MATERIALS		2,918,015
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	22,000	25,828
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	72,000	73,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. 8.375% 1/15/14	$ 70,000	$ 62,913
Citizens Communications Co.:
7.625% 8/15/08	45,000	45,621
9% 8/15/31	25,000	23,188
9.25% 5/15/11	20,000	20,600
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	100,000	103,000
Eschelon Operating Co. 8.375% 3/15/10 (e)	60,000	49,800
France Telecom SA 9.5% 3/1/31	10,000	12,578
GCI, Inc. 7.25% 2/15/14 (e)	90,000	85,050
MCI, Inc.:
5.908% 5/1/07	101,000	97,970
6.688% 5/1/09	91,000	85,313
7.735% 5/1/14	32,000	29,120
NTL Cable PLC:
6.14% 10/15/12 (e)(h)	40,000	41,500
8.75% 4/15/14 (e)	80,000	82,400
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	105,000	95,025
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	45,000	41,738
Qwest Corp. 9.125% 3/15/12 (e)	70,000	74,200
Qwest Services Corp.:
13.5% 12/15/10 (e)	65,000	74,913
14% 12/15/14 (e)	82,000	97,170
Telenet Group Holding NV 0% 6/15/14 (d)(e)	115,000	70,725
U.S. West Communications:
6.875% 9/15/33	25,000	20,250
7.2% 11/10/26	35,000	29,838
7.5% 6/15/23	50,000	43,750
		1,386,290
Wireless Telecommunication Services - 0.4%
American Cellular Corp. 10% 8/1/11	50,000	43,750
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	50,000	46,000
Crown Castle International Corp. 7.5% 12/1/13	40,000	38,700
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	82,000
Nextel Communications, Inc. 6.875% 10/31/13	95,000	94,050
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	90,000	83,925
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc.: - continued
9.625% 5/1/11	$ 130,000	$ 146,900
Western Wireless Corp. 9.25% 7/15/13	60,000	61,800
		597,125
TOTAL TELECOMMUNICATION SERVICES		1,983,415
UTILITIES - 0.9%
Electric Utilities - 0.2%
AES Gener SA 7.5% 3/25/14 (e)	95,000	85,500
CMS Energy Corp.:
7.5% 1/15/09	20,000	19,850
7.75% 8/1/10 (e)	30,000	29,775
8.5% 4/15/11	55,000	55,550
9.875% 10/15/07	50,000	53,938
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	20,000	18,800
TECO Energy, Inc.:
7% 5/1/12	50,000	48,000
7.2% 5/1/11	45,000	43,650
		355,063
Gas Utilities - 0.2%
ANR Pipeline, Inc. 9.625% 11/1/21	20,000	22,275
Sonat, Inc.:
6.625% 2/1/08	65,000	58,825
6.75% 10/1/07	35,000	32,550
7.625% 7/15/11	70,000	60,550
Southern Natural Gas Co.:
7.35% 2/15/31	10,000	8,900
8% 3/1/32	35,000	32,813
Tennessee Gas Pipeline Co. 7.5% 4/1/17	25,000	24,188
		240,101
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
7.75% 3/1/14	80,000	75,700
8.375% 8/15/07	25,000	25,125
8.5% 11/1/07	55,000	55,825
8.75% 6/15/08	70,000	71,225
8.75% 5/15/13 (e)	65,000	68,656
8.875% 2/15/11	97,000	98,213
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
9.375% 9/15/10	$ 11,000	$ 11,413
9.5% 6/1/09	9,000	9,349
Calpine Corp.:
8.5% 7/15/10 (e)	10,000	8,350
8.75% 7/15/13 (e)	10,000	8,300
Calpine Generating Co. LLC 7% 4/1/10 (e)(h)	20,000	19,200
Cogentrix Energy, Inc. 8.75% 10/15/08	65,000	66,950
NRG Energy, Inc. 8% 12/15/13 (e)	125,000	123,750
Sierra Pacific Resources 8.625% 3/15/14 (e)	50,000	49,000
		691,056
TOTAL UTILITIES		1,286,220
TOTAL NONCONVERTIBLE BONDS (Cost $16,346,211)		16,455,067
U.S. Government and Government Agency Obligations - 5.9%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
3.25% 8/15/08	975,000	946,882
3.25% 2/15/09	183,000	175,542
5.25% 8/1/12	28,000	27,769
5.5% 3/15/11	10,000	10,426
6.25% 2/1/11	85,000	90,840
6.625% 11/15/30	550,000	599,871
Freddie Mac:
2.7% 3/16/07	800,000	787,530
5.25% 11/5/12	75,000	73,379
5.875% 3/21/11	50,000	52,349
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,764,588
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.03% 6/10/04 to 8/19/04 (g)	300,000	299,611
U.S. Treasury Bonds:
7.875% 2/15/21	1,640,000	2,107,912
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.75% 2/15/10	$ 645,000	$ 689,974
U.S. Treasury Notes 6.5% 2/15/10	2,020,000	2,275,736
TOTAL U.S. TREASURY OBLIGATIONS		5,373,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,279,686)		8,137,821
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust Series 2002-BC6 Class A2, 1.45% 8/25/32 (h)	38,963	39,038
Argent Securities, Inc. Series 2003-W3 Class M2, 2.9% 9/25/33 (h)	25,000	25,762
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.53% 5/25/33 (h)	29,957	30,026
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (e)(h)	15,000	15,175
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.35% 9/15/09 (h)	120,000	121,511
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	19,944	19,362
TOTAL ASSET-BACKED SECURITIES (Cost $248,985)		250,874
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-G Class XA1, 1% 1/25/29 (j)	80,003	1,338
Series 2003-H Class XA1, 1% 1/25/29 (e)(j)	70,587	1,191
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(j)	318,625	3,510
TOTAL PRIVATE SPONSOR		6,039
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.0%
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2303 Class VT, 6% 2/15/12	$ 1,476	$ 1,476
Series 2750 Class ZT, 5% 2/15/34	5,063	4,001
Series 2707 Class ZA, 4.5% 11/15/18	7,399	7,384
TOTAL U.S. GOVERNMENT AGENCY		12,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,685)		18,900
Fixed-Income Funds - 0.9%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $1,217,893)	12,232	1,218,430
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.09% (b) (Cost $13,889,224)	13,889,224	13,889,224
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $133,313,391)		141,534,385
NET OTHER ASSETS - (2.8)%		(3,831,721)
NET ASSETS - 100%		$ 137,702,664
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	June 2004	$ 4,201,125	$ 20,535

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,858,681 or 3.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,611.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.9%
AAA,AA,A	0.5%
BBB	0.2%
BB	2.8%
B	6.7%
CCC,CC,C	2.1%
Not Rated	0.3%
Equities	76.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $80,490,063 and $67,542,486, respectively, of which long-term U.S. government and government agency obligations aggregated $7,110,381 and $6,344,242, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,092 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $11,918,000. The weighted average interest rate was 1.31%. At period end, there were no bank borrowings outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $22,444,000 of which $10,780,000 and $11,664,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,040,027) (cost $133,313,391) - See accompanying schedule		$ 141,534,385
Cash		21,175
Foreign currency held at value (cost $ 536,423)		534,980
Receivable for investments sold Regular delivery		1,259,726
Delayed delivery		45,111
Receivable for fund shares sold		146,237
Dividends receivable		74,040
Interest receivable		484,156
Prepaid expenses		351
Other receivables		14,735
Total assets		144,114,896

Liabilities
Payable for investments purchased	$ 1,042,404
Payable for fund shares redeemed	40,613
Accrued management fee	64,486
Distribution fees payable	67,808
Payable for daily variation on futures contracts	9,000
Other affiliated payables	41,796
Other payables and accrued expenses	25,475
Collateral on securities loaned, at value	5,120,650
Total liabilities		6,412,232

Net Assets		$ 137,702,664
Net Assets consist of:
Paid in capital		$ 146,531,080
Undistributed net investment income		212,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,280,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,239,841
Net Assets		$ 137,702,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,937,566 ÷ 3,209,847 shares)	$ 10.26

Maximum offering price per share (100/94.25 of $10.26)	$ 10.89
Class T: Net Asset Value and redemption price per share ($57,940,436 ÷ 5,671,695 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($29,110,255 ÷ 2,860,509 shares) A	$ 10.18

Class C: Net Asset Value and offering price per share ($16,895,966 ÷ 1,660,549 shares) A	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($818,441 ÷ 79,467 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 450,167
Interest		923,549
Security lending		3,826
Total income		1,377,542

Expenses
Management fee	$ 394,264
Transfer agent fees	215,391
Distribution fees	406,319
Accounting and security lending fees	35,851
Non-interested trustees' compensation	319
Custodian fees and expenses	28,840
Registration fees	46,265
Audit	19,833
Legal	317
Interest	434
Miscellaneous	1,896
Total expenses before reductions	1,149,729
Expense reductions	(18,052)	1,131,677
Net investment income (loss)		245,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,253,553
Foreign currency transactions	(7,467)
Futures contracts	567,603
Total net realized gain (loss)		6,813,689
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,251,497)
Assets and liabilities in foreign currencies	(1,743)
Futures contracts	(205,616)
Total change in net unrealized appreciation (depreciation)		(2,458,856)
Net gain (loss)		4,354,833
Net increase (decrease) in net assets resulting from operations		$ 4,600,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,865	$ 1,070,084
Net realized gain (loss)	6,813,689	6,022,547
Change in net unrealized appreciation (depreciation)	(2,458,856)	8,440,346
Net increase (decrease) in net assets resulting from operations	4,600,698	15,532,977
Distributions to shareholders from net investment income	(450,787)	(1,097,402)
Share transactions - net increase (decrease)	3,700,798	5,523,967
Total increase (decrease) in net assets	7,850,709	19,959,542

Net Assets
Beginning of period	129,851,955	109,892,413
End of period (including undistributed net investment income of $212,675 and undistributed net investment income of $417,597, respectively)	$ 137,702,664	$ 129,851,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.15	.20	.19	.12
Net realized and unrealized gain (loss)	.33	1.16	(1.05)	(1.20)	.08	.80
Total from investment operations	.37	1.28	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.04)	(.12)	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 10.26	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total ReturnB,C,D	3.73%	14.79%	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.28% A	1.27%	1.29%	1.26%	1.51%	2.95% A
Expenses net of voluntary waivers, if any	1.28% A	1.27%	1.29%	1.26%	1.51%	1.75% A
Expenses net of all reductions	1.25% A	1.23%	1.25%	1.23%	1.49%	1.74% A
Net investment income (loss)	.76% A	1.33%	1.65%	1.97%	1.64%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,938	$ 36,234	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.17	.16	.10
Net realized and unrealized gain (loss)	.34	1.15	(1.05)	(1.19)	.08	.79
Total from investment operations	.36	1.24	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.04)	(.09)	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 10.22	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total ReturnB,C,D	3.64%	14.33%	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59% A	1.59%	1.56%	1.55%	1.78%	3.13% A
Expenses net of voluntary waivers, if any	1.59% A	1.59%	1.56%	1.55%	1.78%	2.00% A
Expenses net of all reductions	1.56% A	1.56%	1.53%	1.52%	1.76%	1.99% A
Net investment income (loss)	.45% A	1.00%	1.38%	1.69%	1.37%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,940	$ 54,298	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.34	1.15	(1.05)	(1.19)	.09	.80
Total from investment operations	.33	1.19	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.02)	(.05)	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 10.18	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total ReturnB,C,D	3.35%	13.72%	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15% A	2.12%	2.10%	2.04%	2.27%	3.67% A
Expenses net of voluntary waivers, if any	2.15% A	2.12%	2.10%	2.04%	2.27%	2.50% A
Expenses net of all reductions	2.13% A	2.08%	2.06%	2.01%	2.26%	2.49% A
Net investment income (loss)	(.12)% A	.48%	.84%	1.20%	.87%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,110	$ 25,463	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.05	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.32	1.15	(1.05)	(1.18)	.08	.80
Total from investment operations	.32	1.20	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.02)	(.05)	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 10.17	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total ReturnB,C,D	3.24%	13.85%	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.10% A	2.08%	2.07%	2.02%	2.26%	3.68% A
Expenses net of voluntary waivers, if any	2.10% A	2.08%	2.07%	2.02%	2.26%	2.50% A
Expenses net of all reductions	2.07% A	2.05%	2.03%	1.99%	2.24%	2.49% A
Net investment income (loss)	(.06)% A	.52%	.88%	1.22%	.88%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,896	$ 13,150	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.16	.24	.22	.14
Net realized and unrealized gain (loss)	.34	1.15	(1.04)	(1.21)	.08	.81
Total from investment operations	.40	1.30	(.88)	(.97)	.30	.95
Distributions from net investment income	(.05)	(.13)	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 10.30	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total ReturnB,C	4.03%	15.03%	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	.92% A	1.13%	1.11%	.95%	1.28%	2.70% A
Expenses net of voluntary waivers, if any	.92% A	1.13%	1.11%	.95%	1.28%	1.50% A
Expenses net of all reductions	.90% A	1.09%	1.07%	.92%	1.26%	1.49% A
Net investment income (loss)	1.12% A	1.47%	1.84%	2.29%	1.87%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 818	$ 707	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,659,909
Unrealized depreciation	(5,594,531)
Net unrealized appreciation (depreciation)	$ 7,065,378
Cost for federal income tax purposes	$ 134,469,007

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 43,123	$ -
Class T	.25%	.25%	143,684	-
Class B	.75%	.25%	141,826	106,369
Class C	.75%	.25%	77,686	23,444
			$ 406,319	$ 129,813

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,853
Class T	6,314
Class B*	56,057
Class C*	801
$ 80,025

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 44,281	.26*
Class T	90,559	.32*
Class B	54,127	.38*
Class C	25,563	.33*
Institutional Class	861	.15*
	$ 215,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $100,292 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,741 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $266. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 45

9. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 147,191	$ 411,851
Class T	220,374	451,390
Class B	52,132	115,181
Class C	27,347	56,433
Institutional Class	3,743	62,547
Total	$ 450,787	$ 1,097,402

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	516,186	783,840	$ 5,328,328	$ 7,143,367
Reinvestment of distributions	14,283	46,539	144,970	406,768
Shares redeemed	(969,301)	(589,674)	(10,024,090)	(5,293,789)
Net increase (decrease)	(438,832)	240,705	$ (4,550,792)	$ 2,256,346
Class T
Shares sold	888,325	1,504,801	$ 9,125,948	$ 13,788,895
Reinvestment of distributions	21,087	51,501	213,190	443,726
Shares redeemed	(721,355)	(1,309,706)	(7,436,467)	(11,556,773)
Net increase (decrease)	188,057	246,596	$ 1,902,671	$ 2,675,848
Class B
Shares sold	582,044	886,189	$ 5,966,489	$ 7,962,192
Reinvestment of distributions	4,477	11,729	45,217	100,012
Shares redeemed	(305,275)	(526,101)	(3,117,815)	(4,664,297)
Net increase (decrease)	281,246	371,817	$ 2,893,891	$ 3,397,907
Class C
Shares sold	472,128	566,162	$ 4,854,950	$ 5,122,278
Reinvestment of distributions	2,340	5,829	23,630	49,618
Shares redeemed	(146,501)	(337,614)	(1,502,137)	(2,974,840)
Net increase (decrease)	327,967	234,377	$ 3,376,443	$ 2,197,056
Institutional Class
Shares sold	147,041	96,571	$ 1,534,013	$ 844,779
Reinvestment of distributions	267	7,187	2,714	61,061
Shares redeemed	(138,898)	(643,241)	(1,458,142)	(5,909,030)
Net increase (decrease)	8,410	(539,483)	$ 78,585	$ (5,003,190)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AAL-USAN-0704
1.786775.101

Fidelity® Advisor

Asset Allocation

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.0	4.4
UnitedHealth Group, Inc.	4.6	3.6
Clear Channel Communications, Inc.	2.8	3.0
American International Group, Inc.	2.8	2.9
Johnson & Johnson	2.6	3.5
First Data Corp.	2.4	3.1
HealthSouth Corp.	1.9	1.7
Affiliated Computer Services, Inc. Class A	1.7	1.6
Intel Corp.	1.7	0.0
Bank of America Corp.	1.6	1.7
	27.1
Market Sectors as of May 31, 2004
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.4	15.6
Health Care	12.7	13.0
Information Technology	12.3	10.1
Financials	11.5	12.2
Telecommunication Services	7.2	6.2
Industrials	6.3	3.7
Energy	2.4	2.3
Consumer Staples	2.1	2.6
Materials	1.7	1.8
Utilities	0.1	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stock class 77%		Stock class 74%
	Bond class 18%		Bond class 17%
	Short-term class 5%		Short-term class 9%
* Foreign investments	9%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Hotels, Restaurants & Leisure - 1.2%
Applebee's International, Inc.	18,900	$ 716,310
McDonald's Corp.	14,600	385,440
Red Robin Gourmet Burgers, Inc. (a)	8,400	231,000
Royal Caribbean Cruises Ltd.	7,200	281,664
		1,614,414
Household Durables - 7.4%
D.R. Horton, Inc.	71,050	2,053,345
Harman International Industries, Inc.	4,200	336,588
Hovnanian Enterprises, Inc. Class A (a)	20,400	720,120
KB Home	22,100	1,455,948
Lennar Corp. Class A	24,100	1,106,190
LG Electronics, Inc.	5,130	297,800
Pulte Homes, Inc.	9,000	474,750
Ryland Group, Inc.	25,500	2,029,800
Techtronic Industries Co. Ltd.	76,000	121,465
Toll Brothers, Inc. (a)	38,780	1,586,490
		10,182,496
Internet & Catalog Retail - 0.0%
Internet Auction Co. Ltd. (a)	400	31,292
Media - 6.1%
Clear Channel Communications, Inc.	96,497	3,830,931
News Corp. Ltd. ADR	10,200	375,666
NRJ Group	4,700	95,412
NTL, Inc. (a)	32,758	1,935,998
Radio One, Inc.:
Class A (a)	33,170	573,178
Class D (non-vtg.) (a)	35,944	621,112
SKY Perfect Communications, Inc.	3	3,374
Tv Asahi Corp.	82	152,444
Viacom, Inc. Class B (non-vtg.)	7,200	265,608
Walt Disney Co.	20,500	481,135
		8,334,858
Multiline Retail - 1.2%
Barneys, Inc. warrants 4/1/08 (a)	30	900
Kohl's Corp. (a)	27,500	1,307,900
Target Corp.	8,100	362,070
		1,670,870
Specialty Retail - 1.3%
Home Depot, Inc.	49,600	1,781,632
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
Adidas-Salomon AG	1,000	$ 117,980
The Swatch Group AG (Reg.)	7,494	212,944
		330,924
TOTAL CONSUMER DISCRETIONARY		23,946,486
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Pernod-Ricard	1,500	187,798
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	36,970	2,060,338
Food Products - 0.1%
Barry Callebaut AG	410	94,249
People's Food Holdings Ltd.	78,000	61,974
		156,223
Household Products - 0.4%
Colgate-Palmolive Co.	8,200	469,040
TOTAL CONSUMER STAPLES		2,873,399
ENERGY - 2.4%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	6,600	276,474
ENSCO International, Inc.	10,400	277,056
Noble Corp. (a)	8,800	303,248
Pride International, Inc. (a)	14,600	229,512
Rowan Companies, Inc. (a)	10,200	224,196
Smith International, Inc. (a)	13,300	664,069
Weatherford International Ltd. (a)	8,270	343,288
		2,317,843
Oil & Gas - 0.7%
Canadian Natural Resources Ltd.	6,300	164,273
EnCana Corp.	5,600	220,059
Total SA Series B	460	86,554
Valero Energy Corp.	8,900	588,379
		1,059,265
TOTAL ENERGY		3,377,108
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 11.5%
Capital Markets - 1.7%
Collins Stewart Tullett PLC	16,200	$ 130,710
E*TRADE Financial Corp. (a)	24,000	273,840
JAFCO Co. Ltd.	1,200	82,706
Julius Baer Holding AG (Bearer)	190	55,126
Lehman Brothers Holdings, Inc.	12,200	922,930
Man Group PLC	5,200	155,810
Morgan Stanley	8,800	470,888
Nikko Cordial Corp.	14,000	73,510
UBS AG (Reg.)	2,880	207,648
		2,373,168
Commercial Banks - 2.8%
Banco Popular Espanol SA (Reg.)	2,200	123,745
Bank of America Corp.	26,700	2,219,571
Bank of Nagoya Ltd.	2,000	10,139
M&T Bank Corp.	1,000	90,570
Sumitomo Mitsui Financial Group, Inc.	38	272,930
The Daishi Bank Ltd., Niigata	3,000	10,338
UFJ Holdings, Inc. (a)	59	296,418
Wachovia Corp.	17,500	826,175
		3,849,886
Consumer Finance - 0.9%
MBNA Corp.	50,500	1,282,700
Diversified Financial Services - 1.1%
CIT Group, Inc.	14,300	535,821
Citigroup, Inc.	21,986	1,020,810
		1,556,631
Insurance - 3.8%
AFLAC, Inc.	33,960	1,378,776
American International Group, Inc.	52,067	3,816,511
Prudential PLC	357	2,939
		5,198,226
Thrifts & Mortgage Finance - 1.2%
Fannie Mae	4,650	314,805
Freddie Mac	5,150	300,709
Golden West Financial Corp., Delaware	8,900	968,053
		1,583,567
TOTAL FINANCIALS		15,844,178
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.7%
Biotechnology - 0.2%
Actelion Ltd. (Reg.) (a)	603	$ 66,179
Angiotech Pharmaceuticals, Inc. (a)	2,100	46,459
CSL Ltd.	8,555	140,736
QIAGEN NV (a)	6,100	67,710
		321,084
Health Care Equipment & Supplies - 1.3%
Apogent Technologies, Inc. (a)	10,200	328,644
Medtronic, Inc.	18,300	876,570
Smith & Nephew PLC	14,100	151,998
St. Jude Medical, Inc. (a)	6,300	480,438
		1,837,650
Health Care Providers & Services - 6.5%
HealthSouth Corp. (a)	546,820	2,652,077
UnitedHealth Group, Inc.	96,300	6,283,575
		8,935,652
Pharmaceuticals - 4.7%
Altana AG	1,300	84,428
AstraZeneca PLC (United Kingdom)	2,500	117,250
Barr Pharmaceuticals, Inc. (a)	5,100	222,462
Johnson & Johnson	64,800	3,610,008
Novartis AG (Reg.)	3,768	170,201
Novo Nordisk AS Series B	2,100	96,561
Pfizer, Inc.	26,032	919,971
Roche Holding AG (participation certificate)	2,960	311,865
Schering-Plough Corp.	45,100	762,190
Shire Pharmaceuticals Group PLC (a)	11,500	105,800
		6,400,736
TOTAL HEALTH CARE		17,495,122
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.6%
Boeing Co.	13,500	618,300
Honeywell International, Inc.	34,700	1,169,390
Northrop Grumman Corp.	4,500	464,085
		2,251,775
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.4%
Asahi Glass Co. Ltd.	10,000	$ 105,831
Jacuzzi Brands, Inc. (a)	45,100	385,154
		490,985
Commercial Services & Supplies - 1.7%
Adecco SA	3,474	167,482
Asset Acceptance Capital Corp.	37,100	736,435
Capita Group PLC	8,800	50,025
Career Education Corp. (a)	20,800	1,413,776
		2,367,718
Construction & Engineering - 0.2%
Fluor Corp.	6,400	258,688
Electrical Equipment - 0.0%
Furukawa Electric Co. Ltd.	13,000	48,454
Industrial Conglomerates - 2.0%
General Electric Co.	32,370	1,007,354
Tyco International Ltd.	54,382	1,674,422
		2,681,776
Road & Rail - 0.4%
Canadian National Railway Co.	14,975	590,663
TOTAL INDUSTRIALS		8,690,059
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.7%
Juniper Networks, Inc. (a)	28,400	593,844
Motorola, Inc.	17,800	351,906
		945,750
Computers & Peripherals - 1.0%
Dell, Inc. (a)	38,800	1,364,984
Electronic Equipment & Instruments - 0.5%
Samsung Electro-Mechanics Co. Ltd. (a)	2,000	62,688
Waters Corp. (a)	12,200	562,176
Yageo Corp. (a)	121,000	63,550
		688,414
Internet Software & Services - 0.9%
EarthLink, Inc. (a)	76,000	763,040
Yahoo!, Inc. (a)	15,800	484,428
		1,247,468
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 4.1%
Affiliated Computer Services, Inc. Class A (a)	48,100	$ 2,396,342
First Data Corp.	74,700	3,233,763
		5,630,105
Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	8,500	115,240
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV (Netherlands) (a)	3,400	73,299
ASML Holding NV (NY Shares) (a)	5,000	88,050
Intel Corp.	81,300	2,321,115
KLA-Tencor Corp. (a)	14,400	693,792
Lam Research Corp. (a)	7,500	188,475
Teradyne, Inc. (a)	11,300	251,877
Texas Instruments, Inc.	17,200	449,092
United Microelectronics Corp. (a)	257,000	223,679
		4,289,379
Software - 1.8%
Amdocs Ltd. (a)	21,100	520,748
Dassault Systemes SA	3,200	146,183
Microsoft Corp.	68,260	1,798,651
Temenos Group AG (a)	3,645	33,167
		2,498,749
TOTAL INFORMATION TECHNOLOGY		16,780,089
MATERIALS - 1.7%
Chemicals - 0.9%
Dow Chemical Co.	9,400	375,060
IMC Global, Inc.	36,800	458,160
Monsanto Co.	5,900	203,550
Nitto Denko Corp.	2,200	119,307
		1,156,077
Construction Materials - 0.0%
HeidelbergCement AG	1,087	47,944
Metals & Mining - 0.6%
Nucor Corp.	12,000	790,200
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
Aracruz Celulose SA sponsored ADR	7,100	$ 230,750
Votorantim Celulose e Papel SA sponsored ADR	2,700	84,402
		315,152
TOTAL MATERIALS		2,309,373
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.4%
China Telecom Corp. Ltd. (H Shares)	388,000	121,289
SBC Communications, Inc.	17,900	424,230
Versatel Telecom International NV (a)	44,200	88,001
		633,520
Wireless Telecommunication Services - 6.8%
Crown Castle International Corp. (a)	18,200	268,086
KDDI Corp.	49	286,170
Nextel Communications, Inc. Class A (a)	299,900	6,936,671
SpectraSite, Inc. (a)	36,900	1,532,826
Vodafone Group PLC	142,500	338,580
		9,362,333
TOTAL TELECOMMUNICATION SERVICES		9,995,853
UTILITIES - 0.1%
Gas Utilities - 0.1%
Centrica PLC	21,200	82,708
TOTAL COMMON STOCKS (Cost $93,100,535)		101,394,375
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	105	49,350
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd.	440	120,344
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $212,172)		169,694
Nonconvertible Bonds - 12.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
Delco Remy International, Inc. 9.375% 4/15/12 (e)	$ 70,000	$ 67,900
Stoneridge, Inc. 11.5% 5/1/12	25,000	28,750
United Components, Inc. 9.375% 6/15/13	10,000	10,025
Visteon Corp. 7% 3/10/14	30,000	28,575
		135,250
Hotels, Restaurants & Leisure - 0.6%
Argosy Gaming Co. 7% 1/15/14 (e)	70,000	67,550
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	60,000	64,350
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	40,000	39,600
Host Marriott LP 7.125% 11/1/13	100,000	97,500
MGM MIRAGE:
5.875% 2/27/14	30,000	27,375
5.875% 2/27/14 (e)	40,000	36,500
MTR Gaming Group, Inc. 9.75% 4/1/10	30,000	32,100
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	40,000	44,600
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	55,000	53,900
Seneca Gaming Corp. 7.25% 5/1/12 (e)	30,000	29,775
Six Flags, Inc.:
8.875% 2/1/10	120,000	117,900
9.75% 4/15/13	40,000	40,000
Station Casinos, Inc.:
6% 4/1/12	60,000	57,300
6.5% 2/1/14	30,000	27,600
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	35,000	37,450
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	20,000	9,000
Town Sports International, Inc. 9.625% 4/15/11	65,000	63,375
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	30,000	34,500
		880,375
Household Durables - 0.5%
Beazer Homes USA, Inc. 6.5% 11/15/13	60,000	56,250
Juno Lighting, Inc. 11.875% 7/1/09	30,000	31,950
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	15,000	13,725
8.875% 4/1/12	90,000	94,500
KB Home 7.75% 2/1/10	80,000	82,400
Sealy Mattress Co. 8.25% 6/15/14 (e)	95,000	92,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
6.875% 5/15/11	$ 45,000	$ 43,875
9.25% 4/15/12	10,000	10,700
Technical Olympic USA, Inc.:
7.5% 3/15/11	40,000	37,600
10.375% 7/1/12	10,000	10,500
WCI Communities, Inc. 7.875% 10/1/13	55,000	54,725
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	30,000	27,900
10.75% 4/1/13	90,000	98,550
		655,300
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	70,000	81,200
Media - 0.8%
AMC Entertainment, Inc.:
8% 3/1/14 (e)	40,000	38,400
9.5% 2/1/11	43,000	44,398
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(h)	100,000	102,000
8% 4/15/12 (e)	70,000	69,300
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	30,000	29,175
8.375% 4/30/14 (e)	40,000	38,850
Cinemark, Inc. 0% 3/15/14 (d)(e)	80,000	50,600
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,600
CSC Holdings, Inc. 7.875% 2/15/18	30,000	28,500
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	30,000	28,350
Gray Television, Inc. 9.25% 12/15/11	65,000	70,850
Houghton Mifflin Co.:
0% 10/15/13 (d)	10,000	5,575
8.25% 2/1/11	55,000	56,100
9.875% 2/1/13	40,000	41,000
Innova S. de R.L. 9.375% 9/19/13	40,000	41,500
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	15,000	16,200
LBI Media, Inc. 10.125% 7/15/12	40,000	44,800
Mediacom LLC/Mediacom Capital Corp.:
7.875% 2/15/11	20,000	18,900
8.5% 4/15/08	15,000	15,113
PEI Holdings, Inc. 11% 3/15/10	35,000	40,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. 8% 3/15/12	$ 45,000	$ 46,013
Spanish Broadcasting System, Inc. 9.625% 11/1/09	20,000	21,100
Telewest PLC 11% 10/1/07 (c)	90,000	51,300
The Reader's Digest Association, Inc. 6.5% 3/1/11	50,000	49,250
XM Satellite Radio, Inc. 6.65% 5/1/09 (e)(h)	60,000	60,150
		1,050,624
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	30,000	31,050
Specialty Retail - 0.3%
Asbury Automotive Group, Inc.:
8% 3/15/14	40,000	37,400
9% 6/15/12	45,000	44,550
J. Crew Intermediate LLC 0% 5/15/08 (d)	34,608	28,725
Nebraska Book Co., Inc. 8.625% 3/15/12 (e)	50,000	49,000
Sonic Automotive, Inc. 8.625% 8/15/13	60,000	60,000
Toys 'R' US, Inc. 7.875% 4/15/13	95,000	95,000
United Rentals North America, Inc.:
6.5% 2/15/12 (e)	25,000	23,500
7% 2/15/14 (e)	25,000	22,250
7.75% 11/15/13	110,000	103,400
		463,825
Textiles Apparel & Luxury Goods - 0.0%
Samsonite Corp. 8.875% 6/1/11 (e)(f)	35,000	35,438
TOTAL CONSUMER DISCRETIONARY		3,333,062
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	65,000	64,838
6.875% 8/15/13	75,000	66,000
9.25% 6/1/13	25,000	25,375
9.5% 2/15/11	25,000	26,875
		183,088
Food Products - 0.3%
Del Monte Corp. 9.25% 5/15/11	130,000	138,775
Doane Pet Care Co. 9.75% 5/15/07	104,000	94,640
Dole Food Co., Inc. 7.25% 6/15/10	40,000	37,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc.:
7.625% 2/15/08	$ 30,000	$ 30,900
7.75% 5/15/13	25,000	26,125
8% 10/15/09	10,000	10,600
Swift & Co. 10.125% 10/1/09	10,000	10,650
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	20,000	22,000
		370,990
TOTAL CONSUMER STAPLES		554,078
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14 (e)	30,000	29,175
Hanover Compressor Co.:
0% 3/31/07	55,000	41,250
8.625% 12/15/10	20,000	20,500
9% 6/1/14	40,000	40,800
SESI LLC 8.875% 5/15/11	60,000	64,200
		195,925
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	48,125
7.5% 6/15/14 (e)	30,000	30,600
El Paso Production Holding Co. 7.75% 6/1/13	45,000	42,300
General Maritime Corp. 10% 3/15/13	20,000	21,900
Overseas Shipholding Group, Inc. 8.25% 3/15/13	100,000	107,000
Range Resources Corp. 7.375% 7/15/13	30,000	29,400
Teekay Shipping Corp. 8.875% 7/15/11	90,000	99,000
The Coastal Corp.:
6.375% 2/1/09	25,000	21,125
6.5% 5/15/06	20,000	19,200
6.5% 6/1/08	15,000	12,956
7.5% 8/15/06	55,000	53,213
7.75% 6/15/10	150,000	131,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.:
7.875% 9/1/21	$ 55,000	$ 51,631
8.125% 3/15/12	20,000	21,000
		689,075
TOTAL ENERGY		885,000
FINANCIALS - 2.0%
Capital Markets - 0.1%
Bank of New York Co., Inc. 4.25% 9/4/12 (h)	10,000	9,987
LaBranche & Co., Inc. 11% 5/15/12 (e)	90,000	91,800
		101,787
Commercial Banks - 0.0%
Chevy Chase Bank FSB 6.875% 12/1/13	25,000	24,875
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	35,000	33,775
8.25% 7/15/10	85,000	87,763
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	85,000	74,163
6.977% 11/23/22	7,666	6,573
7.324% 4/15/11	20,000	16,600
7.377% 5/23/19	71,842	49,571
7.379% 5/23/16	60,776	41,935
7.8% 4/1/08	25,000	22,500
8.608% 10/1/12	15,000	13,800
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	30,000	28,800
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	5,000	5,063
Citigroup, Inc.:
3.5% 2/1/08	30,000	29,622
7.25% 10/1/10	20,000	22,477
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	6,273
6.795% 2/2/20	18,932	15,335
6.9% 7/2/18	37,970	29,616
6.954% 2/2/11	7,076	5,590
7.73% 9/15/12	11,701	9,010
7.82% 4/15/15	15,724	12,422
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.307% 10/2/19	$ 13,491	$ 11,333
8.321% 11/1/06	5,000	4,500
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	9,750
7.779% 1/2/12	25,045	14,777
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	60,914
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13 (e)	30,000	33,000
FIMEP SA 10.5% 2/15/13	60,000	66,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	60,000	65,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	50,000	53,500
Ispat Inland ULC 9.75% 4/1/14 (e)	95,000	96,900
Jostens Holding Corp. 0% 12/1/13 (d)	60,000	39,000
Leucadia National Corp. 7% 8/15/13	90,000	88,200
Midland Funding Corp. II 11.75% 7/23/05	27,493	28,318
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (e)	60,000	58,650
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	40,000	39,600
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	20,000	20,800
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc. 0% 2/1/14 (d)(e)	40,000	26,200
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	60,000	64,200
Nexstar Finance, Inc. 7% 1/15/14 (e)	30,000	28,725
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	20,630	17,123
7.67% 1/2/15	51,584	43,846
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	43,000
7.25% 2/15/11	70,000	58,800
7.75% 8/15/06	125,000	122,500
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	50,000	47,250
Ship Finance International Ltd. 8.5% 12/15/13 (e)	175,000	166,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	35,000	30,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
UGS Corp. 10% 6/1/12 (e)	$ 60,000	$ 63,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	90,000	103,050
Western Financial Bank 9.625% 5/15/12	95,000	103,075
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	55,000	56,925
Xerox Capital Trust I 8% 2/1/27	110,000	95,700
		2,271,799
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	65,000	69,550
Real Estate - 0.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	80,000	80,200
EOP Operating LP 7.75% 11/15/07	25,000	28,009
LNR Property Corp.:
7.25% 10/15/13	25,000	23,375
7.625% 7/15/13	15,000	14,700
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	40,000	37,800
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	41,100
8.625% 1/15/12	50,000	53,875
		279,059
TOTAL FINANCIALS		2,747,070
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	60,000	63,600
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	40,000	40,600
Concentra Operating Corp.:
9.125% 6/1/12 (e)(f)	10,000	10,100
9.5% 8/15/10	30,000	31,350
Genesis HealthCare Corp. 8% 10/15/13 (e)	75,000	76,688
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	60,000	58,950
PacifiCare Health Systems, Inc. 10.75% 6/1/09	42,000	47,880
Psychiatric Solutions, Inc. 10.625% 6/15/13	25,000	28,375
Tenet Healthcare Corp.:
6.375% 12/1/11	60,000	51,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
7.375% 2/1/13	$ 90,000	$ 79,200
Triad Hospitals, Inc. 7% 5/15/12 (e)	40,000	39,700
		463,843
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	100,000	97,250
TOTAL HEALTH CARE		624,693
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	80,000	75,600
9.5% 11/1/08	45,000	43,875
Orbital Sciences Corp. 9% 7/15/11	25,000	27,250
Primus International, Inc. 10.5% 4/15/09 (e)	40,000	39,600
		186,325
Airlines - 0.1%
AMR Corp. 9% 8/1/12	85,000	65,450
Continental Airlines, Inc. 7.875% 7/2/18	50,000	47,250
Delta Air Lines, Inc. 7.9% 12/15/09	80,000	38,800
		151,500
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	53,750
Jacuzzi Brands, Inc. 9.625% 7/1/10	55,000	58,850
		112,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
6.375% 4/15/11 (e)	30,000	28,650
7.375% 4/15/14 (e)	35,000	32,900
7.875% 4/15/13	20,000	20,400
9.25% 9/1/12	35,000	38,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	30,300
		150,750
Construction & Engineering - 0.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	60,000	64,800
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	40,000	42,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.4%
Columbus McKinnon Corp. 10% 8/1/10	$ 20,000	$ 20,600
Cummins, Inc. 5.65% 3/1/98	55,000	36,850
Dresser, Inc. 9.375% 4/15/11	100,000	107,000
Dunlop Standard Aerospace Holdings PLC:
11.875% 5/15/09 (e)	60,000	63,300
yankee 11.875% 5/15/09	85,000	89,675
Invensys PLC 9.875% 3/15/11 (e)	120,000	118,800
Navistar International Corp. 7.5% 6/15/11	20,000	20,050
SPX Corp. 7.5% 1/1/13	5,000	5,100
Trinity Industries, Inc. 6.5% 3/15/14 (e)	15,000	13,950
		475,325
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	55,000	53,625
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	60,000	59,850
TFM SA de CV yankee:
10.25% 6/15/07	5,000	4,950
11.75% 6/15/09	30,000	29,250
		94,050
TOTAL INDUSTRIALS		1,331,175
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Corning, Inc.:
5.9% 3/15/14	15,000	13,875
6.2% 3/15/16	20,000	18,400
Lucent Technologies, Inc.:
5.5% 11/15/08	70,000	65,100
6.45% 3/15/29	45,000	33,975
Nortel Networks Corp. 6.125% 2/15/06	35,000	34,213
Northern Telecom Ltd. yankee 6.875% 9/1/23	25,000	21,125
		186,688
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. 6.5% 5/15/13	55,000	52,800
PerkinElmer, Inc. 8.875% 1/15/13	70,000	76,475
Solectron Corp. 9.625% 2/15/09	45,000	47,250
		176,525
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(e)	$ 90,000	$ 57,825
0% 11/15/13 (d)(e)	5,000	3,213
8% 11/15/13 (e)	55,000	51,975
Iron Mountain, Inc.:
6.625% 1/1/16	45,000	40,950
8.625% 4/1/13	15,000	15,900
		169,863
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	55,000	54,175
7.2% 4/1/16	20,000	18,500
7.625% 6/15/13	50,000	49,250
		121,925
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	8,000	9,300
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	35,000	33,163
7.75% 5/15/13	55,000	53,075
Viasystems, Inc. 10.5% 1/15/11 (e)	40,000	41,800
		137,338
TOTAL INFORMATION TECHNOLOGY		792,339
MATERIALS - 2.1%
Chemicals - 0.8%
Berry Plastics Corp. 10.75% 7/15/12	95,000	104,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	35,000	36,050
10.125% 9/1/08	45,000	48,938
10.625% 5/1/11	155,000	169,725
HMP Equity Holdings Corp. 0% 5/15/08 (e)	65,000	37,375
Huntsman ICI Chemicals LLC 10.125% 7/1/09	30,000	30,750
Huntsman ICI Holdings LLC 0% 12/31/09	50,000	24,000
Huntsman International LLC 9.875% 3/1/09	80,000	85,600
Lyondell Chemical Co.:
9.5% 12/15/08	10,000	10,325
9.5% 12/15/08	75,000	77,438
9.625% 5/1/07	30,000	31,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.: - continued
9.875% 5/1/07	$ 80,000	$ 83,200
10.875% 5/1/09	75,000	77,250
Millennium America, Inc.:
9.25% 6/15/08	60,000	63,600
9.25% 6/15/08 (e)	20,000	21,200
Nalco Co.:
7.75% 11/15/11 (e)	30,000	31,275
8.875% 11/15/13 (e)	30,000	31,200
NOVA Chemicals Corp. 6.5% 1/15/12	50,000	49,000
Pliant Corp.:
0% 6/15/09 (d)(e)	50,000	40,750
11.125% 9/1/09	35,000	37,100
		1,090,326
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	90,000	99,450
U.S. Concrete, Inc. 8.375% 4/1/14 (e)	40,000	39,800
		139,250
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	50,000	56,500
BWAY Corp. 10% 10/15/10	30,000	31,575
Crown European Holdings SA 10.875% 3/1/13	45,000	50,625
Graphic Packaging International, Inc.:
8.5% 8/15/11	30,000	32,100
9.5% 8/15/13	30,000	32,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	100,000	97,500
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	20,000	20,600
Owens-Illinois, Inc.:
7.35% 5/15/08	20,000	19,200
7.5% 5/15/10	30,000	27,825
7.8% 5/15/18	75,000	63,188
8.1% 5/15/07	20,000	20,000
		451,513
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12	25,000	21,875
7.875% 2/15/09	35,000	30,975
Allegheny Ludlum Corp. 6.95% 12/15/25	45,000	37,350
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 100,000	$ 99,000
California Steel Industries, Inc. 6.125% 3/15/14 (e)	30,000	27,525
CSN Islands VII Corp. 10.75% 9/12/08 (e)	50,000	49,875
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	40,000	34,500
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (e)	60,000	54,300
10.125% 2/1/10	60,000	64,200
International Steel Group, Inc. 6.5% 4/15/14 (e)	80,000	74,400
Peabody Energy Corp. 5.875% 4/15/16	5,000	4,488
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	50,000	50,500
		548,988
Paper & Forest Products - 0.5%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (e)	50,000	46,500
Bowater, Inc.:
4.11% 3/15/10 (h)	50,000	49,625
6.5% 6/15/13	15,000	13,838
Buckeye Technologies, Inc. 8.5% 10/1/13	45,000	46,125
Georgia-Pacific Corp.:
8% 1/15/14	70,000	74,375
9.5% 12/1/11	55,000	63,250
Norske Skog Canada Ltd.:
7.375% 3/1/14 (e)	30,000	29,175
8.625% 6/15/11	70,000	73,850
Stone Container Corp.:
8.375% 7/1/12	80,000	81,600
9.75% 2/1/11	45,000	48,825
Tembec Industries, Inc.:
7.75% 3/15/12	50,000	47,250
8.5% 2/1/11	65,000	64,025
yankee 8.625% 6/30/09	50,000	49,500
		687,938
TOTAL MATERIALS		2,918,015
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	22,000	25,828
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	72,000	73,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. 8.375% 1/15/14	$ 70,000	$ 62,913
Citizens Communications Co.:
7.625% 8/15/08	45,000	45,621
9% 8/15/31	25,000	23,188
9.25% 5/15/11	20,000	20,600
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	100,000	103,000
Eschelon Operating Co. 8.375% 3/15/10 (e)	60,000	49,800
France Telecom SA 9.5% 3/1/31	10,000	12,578
GCI, Inc. 7.25% 2/15/14 (e)	90,000	85,050
MCI, Inc.:
5.908% 5/1/07	101,000	97,970
6.688% 5/1/09	91,000	85,313
7.735% 5/1/14	32,000	29,120
NTL Cable PLC:
6.14% 10/15/12 (e)(h)	40,000	41,500
8.75% 4/15/14 (e)	80,000	82,400
Primus Telecom Holding, Inc. 8% 1/15/14 (e)	105,000	95,025
Qwest Communications International, Inc. 7.25% 2/15/11 (e)	45,000	41,738
Qwest Corp. 9.125% 3/15/12 (e)	70,000	74,200
Qwest Services Corp.:
13.5% 12/15/10 (e)	65,000	74,913
14% 12/15/14 (e)	82,000	97,170
Telenet Group Holding NV 0% 6/15/14 (d)(e)	115,000	70,725
U.S. West Communications:
6.875% 9/15/33	25,000	20,250
7.2% 11/10/26	35,000	29,838
7.5% 6/15/23	50,000	43,750
		1,386,290
Wireless Telecommunication Services - 0.4%
American Cellular Corp. 10% 8/1/11	50,000	43,750
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	50,000	46,000
Crown Castle International Corp. 7.5% 12/1/13	40,000	38,700
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	82,000
Nextel Communications, Inc. 6.875% 10/31/13	95,000	94,050
Rogers Wireless, Inc.:
6.375% 3/1/14 (e)	90,000	83,925
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc.: - continued
9.625% 5/1/11	$ 130,000	$ 146,900
Western Wireless Corp. 9.25% 7/15/13	60,000	61,800
		597,125
TOTAL TELECOMMUNICATION SERVICES		1,983,415
UTILITIES - 0.9%
Electric Utilities - 0.2%
AES Gener SA 7.5% 3/25/14 (e)	95,000	85,500
CMS Energy Corp.:
7.5% 1/15/09	20,000	19,850
7.75% 8/1/10 (e)	30,000	29,775
8.5% 4/15/11	55,000	55,550
9.875% 10/15/07	50,000	53,938
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	20,000	18,800
TECO Energy, Inc.:
7% 5/1/12	50,000	48,000
7.2% 5/1/11	45,000	43,650
		355,063
Gas Utilities - 0.2%
ANR Pipeline, Inc. 9.625% 11/1/21	20,000	22,275
Sonat, Inc.:
6.625% 2/1/08	65,000	58,825
6.75% 10/1/07	35,000	32,550
7.625% 7/15/11	70,000	60,550
Southern Natural Gas Co.:
7.35% 2/15/31	10,000	8,900
8% 3/1/32	35,000	32,813
Tennessee Gas Pipeline Co. 7.5% 4/1/17	25,000	24,188
		240,101
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
7.75% 3/1/14	80,000	75,700
8.375% 8/15/07	25,000	25,125
8.5% 11/1/07	55,000	55,825
8.75% 6/15/08	70,000	71,225
8.75% 5/15/13 (e)	65,000	68,656
8.875% 2/15/11	97,000	98,213
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
9.375% 9/15/10	$ 11,000	$ 11,413
9.5% 6/1/09	9,000	9,349
Calpine Corp.:
8.5% 7/15/10 (e)	10,000	8,350
8.75% 7/15/13 (e)	10,000	8,300
Calpine Generating Co. LLC 7% 4/1/10 (e)(h)	20,000	19,200
Cogentrix Energy, Inc. 8.75% 10/15/08	65,000	66,950
NRG Energy, Inc. 8% 12/15/13 (e)	125,000	123,750
Sierra Pacific Resources 8.625% 3/15/14 (e)	50,000	49,000
		691,056
TOTAL UTILITIES		1,286,220
TOTAL NONCONVERTIBLE BONDS (Cost $16,346,211)		16,455,067
U.S. Government and Government Agency Obligations - 5.9%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
3.25% 8/15/08	975,000	946,882
3.25% 2/15/09	183,000	175,542
5.25% 8/1/12	28,000	27,769
5.5% 3/15/11	10,000	10,426
6.25% 2/1/11	85,000	90,840
6.625% 11/15/30	550,000	599,871
Freddie Mac:
2.7% 3/16/07	800,000	787,530
5.25% 11/5/12	75,000	73,379
5.875% 3/21/11	50,000	52,349
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,764,588
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.03% 6/10/04 to 8/19/04 (g)	300,000	299,611
U.S. Treasury Bonds:
7.875% 2/15/21	1,640,000	2,107,912
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.75% 2/15/10	$ 645,000	$ 689,974
U.S. Treasury Notes 6.5% 2/15/10	2,020,000	2,275,736
TOTAL U.S. TREASURY OBLIGATIONS		5,373,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,279,686)		8,137,821
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust Series 2002-BC6 Class A2, 1.45% 8/25/32 (h)	38,963	39,038
Argent Securities, Inc. Series 2003-W3 Class M2, 2.9% 9/25/33 (h)	25,000	25,762
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.53% 5/25/33 (h)	29,957	30,026
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (e)(h)	15,000	15,175
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.35% 9/15/09 (h)	120,000	121,511
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	19,944	19,362
TOTAL ASSET-BACKED SECURITIES (Cost $248,985)		250,874
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-G Class XA1, 1% 1/25/29 (j)	80,003	1,338
Series 2003-H Class XA1, 1% 1/25/29 (e)(j)	70,587	1,191
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(j)	318,625	3,510
TOTAL PRIVATE SPONSOR		6,039
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.0%
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay:
Series 2303 Class VT, 6% 2/15/12	$ 1,476	$ 1,476
Series 2750 Class ZT, 5% 2/15/34	5,063	4,001
Series 2707 Class ZA, 4.5% 11/15/18	7,399	7,384
TOTAL U.S. GOVERNMENT AGENCY		12,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,685)		18,900
Fixed-Income Funds - 0.9%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $1,217,893)	12,232	1,218,430
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.09% (b) (Cost $13,889,224)	13,889,224	13,889,224
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $133,313,391)		141,534,385
NET OTHER ASSETS - (2.8)%		(3,831,721)
NET ASSETS - 100%		$ 137,702,664
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	June 2004	$ 4,201,125	$ 20,535

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,858,681 or 3.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,611.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.9%
AAA,AA,A	0.5%
BBB	0.2%
BB	2.8%
B	6.7%
CCC,CC,C	2.1%
Not Rated	0.3%
Equities	76.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $80,490,063 and $67,542,486, respectively, of which long-term U.S. government and government agency obligations aggregated $7,110,381 and $6,344,242, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,092 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $11,918,000. The weighted average interest rate was 1.31%. At period end, there were no bank borrowings outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $22,444,000 of which $10,780,000 and $11,664,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,040,027) (cost $133,313,391) - See accompanying schedule		$ 141,534,385
Cash		21,175
Foreign currency held at value (cost $ 536,423)		534,980
Receivable for investments sold Regular delivery		1,259,726
Delayed delivery		45,111
Receivable for fund shares sold		146,237
Dividends receivable		74,040
Interest receivable		484,156
Prepaid expenses		351
Other receivables		14,735
Total assets		144,114,896

Liabilities
Payable for investments purchased	$ 1,042,404
Payable for fund shares redeemed	40,613
Accrued management fee	64,486
Distribution fees payable	67,808
Payable for daily variation on futures contracts	9,000
Other affiliated payables	41,796
Other payables and accrued expenses	25,475
Collateral on securities loaned, at value	5,120,650
Total liabilities		6,412,232

Net Assets		$ 137,702,664
Net Assets consist of:
Paid in capital		$ 146,531,080
Undistributed net investment income		212,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,280,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,239,841
Net Assets		$ 137,702,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,937,566 ÷ 3,209,847 shares)	$ 10.26

Maximum offering price per share (100/94.25 of $10.26)	$ 10.89
Class T: Net Asset Value and redemption price per share ($57,940,436 ÷ 5,671,695 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($29,110,255 ÷ 2,860,509 shares) A	$ 10.18

Class C: Net Asset Value and offering price per share ($16,895,966 ÷ 1,660,549 shares) A	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($818,441 ÷ 79,467 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 450,167
Interest		923,549
Security lending		3,826
Total income		1,377,542

Expenses
Management fee	$ 394,264
Transfer agent fees	215,391
Distribution fees	406,319
Accounting and security lending fees	35,851
Non-interested trustees' compensation	319
Custodian fees and expenses	28,840
Registration fees	46,265
Audit	19,833
Legal	317
Interest	434
Miscellaneous	1,896
Total expenses before reductions	1,149,729
Expense reductions	(18,052)	1,131,677
Net investment income (loss)		245,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,253,553
Foreign currency transactions	(7,467)
Futures contracts	567,603
Total net realized gain (loss)		6,813,689
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,251,497)
Assets and liabilities in foreign currencies	(1,743)
Futures contracts	(205,616)
Total change in net unrealized appreciation (depreciation)		(2,458,856)
Net gain (loss)		4,354,833
Net increase (decrease) in net assets resulting from operations		$ 4,600,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,865	$ 1,070,084
Net realized gain (loss)	6,813,689	6,022,547
Change in net unrealized appreciation (depreciation)	(2,458,856)	8,440,346
Net increase (decrease) in net assets resulting from operations	4,600,698	15,532,977
Distributions to shareholders from net investment income	(450,787)	(1,097,402)
Share transactions - net increase (decrease)	3,700,798	5,523,967
Total increase (decrease) in net assets	7,850,709	19,959,542

Net Assets
Beginning of period	129,851,955	109,892,413
End of period (including undistributed net investment income of $212,675 and undistributed net investment income of $417,597, respectively)	$ 137,702,664	$ 129,851,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.15	.20	.19	.12
Net realized and unrealized gain (loss)	.33	1.16	(1.05)	(1.20)	.08	.80
Total from investment operations	.37	1.28	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.04)	(.12)	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 10.26	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total ReturnB,C,D	3.73%	14.79%	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.28% A	1.27%	1.29%	1.26%	1.51%	2.95% A
Expenses net of voluntary waivers, if any	1.28% A	1.27%	1.29%	1.26%	1.51%	1.75% A
Expenses net of all reductions	1.25% A	1.23%	1.25%	1.23%	1.49%	1.74% A
Net investment income (loss)	.76% A	1.33%	1.65%	1.97%	1.64%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,938	$ 36,234	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.13	.17	.16	.10
Net realized and unrealized gain (loss)	.34	1.15	(1.05)	(1.19)	.08	.79
Total from investment operations	.36	1.24	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.04)	(.09)	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 10.22	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total ReturnB,C,D	3.64%	14.33%	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59% A	1.59%	1.56%	1.55%	1.78%	3.13% A
Expenses net of voluntary waivers, if any	1.59% A	1.59%	1.56%	1.55%	1.78%	2.00% A
Expenses net of all reductions	1.56% A	1.56%	1.53%	1.52%	1.76%	1.99% A
Net investment income (loss)	.45% A	1.00%	1.38%	1.69%	1.37%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,940	$ 54,298	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.34	1.15	(1.05)	(1.19)	.09	.80
Total from investment operations	.33	1.19	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.02)	(.05)	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 10.18	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total ReturnB,C,D	3.35%	13.72%	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15% A	2.12%	2.10%	2.04%	2.27%	3.67% A
Expenses net of voluntary waivers, if any	2.15% A	2.12%	2.10%	2.04%	2.27%	2.50% A
Expenses net of all reductions	2.13% A	2.08%	2.06%	2.01%	2.26%	2.49% A
Net investment income (loss)	(.12)% A	.48%	.84%	1.20%	.87%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,110	$ 25,463	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.05	.08	.12	.10	.05
Net realized and unrealized gain (loss)	.32	1.15	(1.05)	(1.18)	.08	.80
Total from investment operations	.32	1.20	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.02)	(.05)	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 10.17	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total ReturnB,C,D	3.24%	13.85%	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.10% A	2.08%	2.07%	2.02%	2.26%	3.68% A
Expenses net of voluntary waivers, if any	2.10% A	2.08%	2.07%	2.02%	2.26%	2.50% A
Expenses net of all reductions	2.07% A	2.05%	2.03%	1.99%	2.24%	2.49% A
Net investment income (loss)	(.06)% A	.52%	.88%	1.22%	.88%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,896	$ 13,150	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.16	.24	.22	.14
Net realized and unrealized gain (loss)	.34	1.15	(1.04)	(1.21)	.08	.81
Total from investment operations	.40	1.30	(.88)	(.97)	.30	.95
Distributions from net investment income	(.05)	(.13)	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 10.30	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total ReturnB,C	4.03%	15.03%	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	.92% A	1.13%	1.11%	.95%	1.28%	2.70% A
Expenses net of voluntary waivers, if any	.92% A	1.13%	1.11%	.95%	1.28%	1.50% A
Expenses net of all reductions	.90% A	1.09%	1.07%	.92%	1.26%	1.49% A
Net investment income (loss)	1.12% A	1.47%	1.84%	2.29%	1.87%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 818	$ 707	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	113% A	99%	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,659,909
Unrealized depreciation	(5,594,531)
Net unrealized appreciation (depreciation)	$ 7,065,378
Cost for federal income tax purposes	$ 134,469,007

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 43,123	$ -
Class T	.25%	.25%	143,684	-
Class B	.75%	.25%	141,826	106,369
Class C	.75%	.25%	77,686	23,444
			$ 406,319	$ 129,813

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,853
Class T	6,314
Class B*	56,057
Class C*	801
$ 80,025

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 44,281	.26*
Class T	90,559	.32*
Class B	54,127	.38*
Class C	25,563	.33*
Institutional Class	861	.15*
	$ 215,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $100,292 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,741 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $266. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 45

9. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 147,191	$ 411,851
Class T	220,374	451,390
Class B	52,132	115,181
Class C	27,347	56,433
Institutional Class	3,743	62,547
Total	$ 450,787	$ 1,097,402

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	516,186	783,840	$ 5,328,328	$ 7,143,367
Reinvestment of distributions	14,283	46,539	144,970	406,768
Shares redeemed	(969,301)	(589,674)	(10,024,090)	(5,293,789)
Net increase (decrease)	(438,832)	240,705	$ (4,550,792)	$ 2,256,346
Class T
Shares sold	888,325	1,504,801	$ 9,125,948	$ 13,788,895
Reinvestment of distributions	21,087	51,501	213,190	443,726
Shares redeemed	(721,355)	(1,309,706)	(7,436,467)	(11,556,773)
Net increase (decrease)	188,057	246,596	$ 1,902,671	$ 2,675,848
Class B
Shares sold	582,044	886,189	$ 5,966,489	$ 7,962,192
Reinvestment of distributions	4,477	11,729	45,217	100,012
Shares redeemed	(305,275)	(526,101)	(3,117,815)	(4,664,297)
Net increase (decrease)	281,246	371,817	$ 2,893,891	$ 3,397,907
Class C
Shares sold	472,128	566,162	$ 4,854,950	$ 5,122,278
Reinvestment of distributions	2,340	5,829	23,630	49,618
Shares redeemed	(146,501)	(337,614)	(1,502,137)	(2,974,840)
Net increase (decrease)	327,967	234,377	$ 3,376,443	$ 2,197,056
Institutional Class
Shares sold	147,041	96,571	$ 1,534,013	$ 844,779
Reinvestment of distributions	267	7,187	2,714	61,061
Shares redeemed	(138,898)	(643,241)	(1,458,142)	(5,909,030)
Net increase (decrease)	8,410	(539,483)	$ 78,585	$ (5,003,190)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AALI-USAN-0704
1.786776.101

Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	3.4	3.8
WMS Industries, Inc.	3.4	3.2
Tyco International Ltd.	3.0	4.0
THQ, Inc.	2.6	2.1
Beazer Homes USA, Inc.	2.5	2.9
ACE Ltd.	2.5	2.4
Jack in the Box, Inc.	2.4	2.0
Jones Apparel Group, Inc.	2.2	2.2
Advanced Micro Devices, Inc.	2.2	2.8
EMC Corp.	2.0	2.7
	26.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.1	42.7
Consumer Discretionary	26.4	28.7
Industrials	12.7	11.5
Financials	12.1	8.1
Materials	4.0	2.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 97.3%		Stocks 97.2%
	Convertible Securities 2.4%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	14.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 2.2%
Aftermarket Technology Corp. (a)	22,400	$ 328
American Axle & Manufacturing Holdings, Inc.	758,900	26,524
ArvinMeritor, Inc.	123,500	2,297
Dura Automotive Systems, Inc. Class A (a)	206,000	1,949
Lear Corp.	110,000	6,515
TRW Automotive Holdings Corp.	445,600	8,752
		46,365
Automobiles - 2.2%
Ford Motor Co.	1,000,000	14,850
Nissan Motor Co. Ltd.	3,000,000	30,335
		45,185
Hotels, Restaurants & Leisure - 7.2%
AFC Enterprises, Inc. (a)	800,000	16,400
Ameristar Casinos, Inc.	300,000	9,852
Isle of Capri Casinos, Inc. (a)	169,200	3,279
Jack in the Box, Inc. (a)	1,803,700	50,449
Mikohn Gaming Corp. (a)	125,000	614
WMS Industries, Inc. (a)(c)	2,301,300	70,650
		151,244
Household Durables - 8.7%
Beazer Homes USA, Inc.	526,063	53,011
Centex Corp.	200,000	9,698
D.R. Horton, Inc.	683,991	19,767
Lennar Corp.:
Class A	649,400	29,807
Class B	64,940	2,781
Libbey, Inc.	130,000	3,316
M/I Homes, Inc.	443,200	18,823
Maytag Corp.	1,140,000	29,731
Whirlpool Corp.	230,000	15,302
		182,236
Internet & Catalog Retail - 0.0%
Blue Nile, Inc.	300	10
Media - 0.6%
Carmike Cinemas, Inc.	344,700	12,616
Specialty Retail - 2.7%
American Eagle Outfitters, Inc. (a)	840,000	24,326
Big Dog Holdings, Inc. (a)(c)	1,024,100	4,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Borders Group, Inc.	940,000	$ 21,460
Weight Watchers International, Inc. (a)	100,000	3,485
Wet Seal, Inc. Class A (a)	250,000	1,458
		55,656
Textiles Apparel & Luxury Goods - 2.2%
Jones Apparel Group, Inc.	1,222,900	47,045
TOTAL CONSUMER DISCRETIONARY		540,357
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV sponsored ADR	600,000	4,698
Safeway, Inc. (a)	990,000	22,334
		27,032
Food Products - 1.1%
Del Monte Foods Co. (a)	1,500,000	15,405
Fresh Del Monte Produce, Inc.	300,000	7,404
		22,809
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	500,000	11,200
TOTAL CONSUMER STAPLES		61,041
FINANCIALS - 12.1%
Insurance - 10.8%
ACE Ltd.	1,250,000	51,475
Allstate Corp.	390,000	17,152
American Equity Investment Life Holding Co.	1,482,200	15,741
AmerUs Group Co.	150,000	5,903
Assurant, Inc.	35,900	901
Axis Capital Holdings Ltd.	500,000	13,975
Endurance Specialty Holdings Ltd.	691,100	23,325
Everest Re Group Ltd.	60,700	4,968
Infinity Property & Casualty Corp.	200,000	6,240
MetLife, Inc.	720,000	25,596
Montpelier Re Holdings Ltd.	125,100	4,363
Safety Insurance Group, Inc.	200,000	3,904
Scottish Re Group Ltd.	46,900	1,032
St. Paul Travelers Companies, Inc.	450,736	17,885
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United National Group Ltd. Class A	374,200	$ 5,785
W.R. Berkley Corp.	700,000	29,155
		227,400
Real Estate - 0.1%
Levitt Corp. Class A (a)	95,000	2,283
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	1,138,200	24,756
TOTAL FINANCIALS		254,439
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.7%
Animas Corp.	600	12
Sola International, Inc. (a)	709,500	13,757
		13,769
Health Care Providers & Services - 0.3%
HealthSouth Corp. (a)	1,500,000	7,275
Pharmaceuticals - 0.6%
King Pharmaceuticals, Inc. (a)	260,000	3,474
Pain Therapeutics, Inc. (a)	1,050,000	8,211
		11,685
TOTAL HEALTH CARE		32,729
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.4%
CNF, Inc.	200,000	7,796
Building Products - 1.4%
NCI Building Systems, Inc. (a)	51,800	1,506
York International Corp.	762,100	28,182
		29,688
Commercial Services & Supplies - 3.2%
Central Parking Corp.	600,000	11,094
Hall Kinion & Associates, Inc. (a)(c)	916,300	3,793
Hudson Highland Group, Inc. (a)	104,285	2,894
Labor Ready, Inc. (a)	247,000	3,006
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	1,256,409	$ 31,800
Vedior NV (Certificaten Van Aandelen)	915,000	13,635
		66,222
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	400,000	11,560
Granite Construction, Inc.	450,000	8,505
		20,065
Electrical Equipment - 0.1%
TB Wood's Corp. (c)	261,300	1,999
Industrial Conglomerates - 3.0%
Tyco International Ltd.	2,029,500	62,488
Machinery - 3.6%
Columbus McKinnon Corp. (a)	221,900	1,176
EnPro Industries, Inc. (a)	10,000	193
Milacron, Inc.	300,580	1,347
Navistar International Corp. (a)	840,200	31,886
SPX Corp.	400,000	17,488
Timken Co.	1,000,000	22,790
		74,880
Road & Rail - 0.0%
Genesee & Wyoming, Inc. Class A (a)	50,000	1,143
TOTAL INDUSTRIALS		264,281
INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 6.6%
ADC Telecommunications, Inc. (a)	6,267,400	15,919
AudioCodes Ltd. (a)	800,000	8,080
Cable Design Technologies Corp. (a)	1,996,771	16,653
Endwave Corp. (a)	400,000	3,200
Enterasys Networks, Inc. (a)	2,552,000	5,002
Marconi Corp. PLC (a)	1,000,000	11,947
NMS Communications Corp. (a)	1,329,421	11,433
Performance Technologies, Inc. (a)(c)	1,223,100	13,258
Telefonaktiebolaget LM Ericsson ADR (a)	1,180,000	32,981
Terayon Communication Systems, Inc. (a)(c)	7,116,500	19,570
Turnstone Systems, Inc.	1,142,100	162
Zhone Technologies, Inc. (a)	9,000	30
		138,235
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
EMC Corp. (a)	3,762,530	$ 42,291
PalmOne, Inc. (a)	1,740,000	36,940
		79,231
Electronic Equipment & Instruments - 1.2%
Agilysys, Inc.	410,000	5,047
AVX Corp.	490,000	7,762
Cherokee International Corp.	120,500	1,503
RadiSys Corp. (a)	100,000	1,666
Richardson Electronics Ltd.	238,000	2,692
Solectron Corp. (a)	1,100,000	6,050
		24,720
Internet Software & Services - 6.3%
Ariba, Inc. (a)	3,900,000	8,502
Art Technology Group, Inc. (a)	2,050,000	2,809
iBasis, Inc. (a)	160,000	242
Interwoven, Inc. (a)(c)	2,264,075	20,875
ITXC Corp. (a)	120,000	283
Kana Software, Inc. (a)	1,096,300	3,092
Keynote Systems, Inc. (a)	872,451	11,385
Plumtree Software, Inc. (a)	1,300,000	4,615
Primus Knowledge Solutions, Inc. (a)	668,500	1,424
RADWARE Ltd. (a)	400,000	6,816
Retek, Inc. (a)	1,354,200	8,829
Selectica, Inc. (a)(c)	1,968,200	8,623
SonicWALL, Inc. (a)	2,600,000	20,696
Vignette Corp. (a)(c)	20,369,800	33,610
		131,801
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	2,990,000	46,495
Agere Systems, Inc. Class A (a)	3,225,000	8,192
Applied Micro Circuits Corp. (a)	2,800,000	15,092
ASM International NV (Nasdaq) (a)	300,000	6,537
ASML Holding NV (NY Shares) (a)	800,000	14,088
Atmel Corp. (a)	3,520,100	22,388
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	2,529
Conexant Systems, Inc. (a)	719,800	3,397
Hi/fn, Inc. (a)(c)	1,100,000	10,725
Mattson Technology, Inc. (a)	595,900	6,352
Mindspeed Technologies, Inc. (a)	199,999	1,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	1,256,873	$ 8,723
Pericom Semiconductor Corp. (a)	256,700	2,749
Samsung Electronics Co. Ltd.	20,500	9,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,123,836	21,557
Transwitch Corp. (a)	2,688,400	4,140
United Microelectronics Corp. sponsored ADR (a)	2,237,400	11,187
		194,339
Software - 10.6%
Activision, Inc. (a)	272,500	4,311
Actuate Corp. (a)(c)	3,975,000	14,867
Aspen Technology, Inc. (a)	1,076,100	6,790
Atari, Inc. (a)	2,000,000	5,560
BindView Development Corp. (a)	1,500,000	4,575
Concord Communications, Inc. (a)	300,000	3,426
i2 Technologies, Inc. (a)	20,261,000	17,424
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)	931,000	9,310
PalmSource, Inc. (a)	92,941	1,882
Siebel Systems, Inc. (a)	1,500,000	16,200
Take-Two Interactive Software, Inc. (a)(c)	2,429,600	72,329
THQ, Inc. (a)(c)	2,560,000	53,990
Ulticom, Inc. (a)	1,303,000	12,248
		222,912
TOTAL INFORMATION TECHNOLOGY		791,238
MATERIALS - 4.0%
Chemicals - 1.6%
Eastman Chemical Co.	600,000	27,804
FMC Corp. (a)	50,000	2,029
Millennium Chemicals, Inc.	180,900	3,072
		32,905
Construction Materials - 1.7%
Eagle Materials, Inc.	56,932	3,797
Eagle Materials, Inc. Class B	14,901	983
Texas Industries, Inc.	410,600	15,131
U.S. Concrete, Inc. (a)(c)	2,315,898	16,165
		36,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	210,200	$ 3,254
Owens-Illinois, Inc. (a)	210,600	3,123
		6,377
Metals & Mining - 0.4%
POSCO sponsored ADR	100,000	3,180
Steel Dynamics, Inc. (a)	189,900	4,861
		8,041
TOTAL MATERIALS		83,399
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	1,157,505	2,489
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	500,000	4,279
TOTAL TELECOMMUNICATION SERVICES		6,768
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	500,000	3,730
TOTAL COMMON STOCKS (Cost $1,643,505)		2,037,982
Convertible Preferred Stocks - 0.4%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,400	4
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. 8.125% PRIDES	200,000	8,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		8,479
Convertible Bonds - 2.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (d)	$ 7,500	$ 13,125
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	2,200
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	12,830	12,766
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,400
		22,166
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd.:
7.25% 12/15/06	404	400
8.25% 6/15/06	1,968	1,948
		2,348
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	2,000	1,860
TOTAL INFORMATION TECHNOLOGY		26,374
TOTAL CONVERTIBLE BONDS (Cost $29,771)		41,699
Money Market Funds - 5.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	4,676,434	4,676
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	100,602,671	100,603
TOTAL MONEY MARKET FUNDS (Cost $105,279)		105,279
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,788,596)		2,193,439
NET OTHER ASSETS - (4.7)%		(97,876)
NET ASSETS - 100%		$ 2,095,563
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,325,000 or 0.7% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.7%
Netherlands	2.4%
Sweden	1.6%
Taiwan	1.5%
Japan	1.5%
Others (individually less than 1%)	2.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $404,165,000 and $255,050,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $79,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,546,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $55,069,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $27,043,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,935) (cost $1,788,596) - See accompanying schedule		$ 2,193,439
Receivable for investments sold		3,583
Receivable for fund shares sold		7,660
Dividends receivable		1,427
Interest receivable		468
Prepaid expenses		5
Other receivables		148
Total assets		2,206,730

Liabilities
Payable for investments purchased	$ 4,794
Payable for fund shares redeemed	3,369
Accrued management fee	971
Distribution fees payable	843
Other affiliated payables	539
Other payables and accrued expenses	48
Collateral on securities loaned, at value	100,603
Total liabilities		111,167

Net Assets		$ 2,095,563
Net Assets consist of:
Paid in capital		$ 1,716,701
Accumulated net investment loss		(1,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		404,840
Net Assets		$ 2,095,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,249 ÷ 8,606 shares)	$ 31.52

Maximum offering price per share (100/94.25 of $31.52)	$ 33.44
Class T: Net Asset Value and redemption price per share ($1,080,362 ÷ 33,550 shares)	$ 32.20

Maximum offering price per share (100/96.50 of $32.20)	$ 33.37
Class B: Net Asset Value and offering price per share ($302,848 ÷ 9,876 shares) A	$ 30.67

Class C: Net Asset Value and offering price per share ($130,608 ÷ 4,282 shares) A	$ 30.50

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,740 ÷ 5,073 shares)	$ 33.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,756 ÷ 4,319 shares)	$ 32.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $47 received from affiliated issuers)		$ 6,428
Interest		2,698
Security lending		222
Total income		9,348

Expenses
Management fee	$ 6,121
Transfer agent fees	2,779
Distribution fees	5,487
Accounting and security lending fees	330
Non-interested trustees' compensation	6
Custodian fees and expenses	37
Registration fees	130
Audit	29
Legal	3
Interest	3
Miscellaneous	13
Total expenses before reductions	14,938
Expense reductions	(149)	14,789
Net investment income (loss)		(5,441)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $23,843 on sales of investments in affiliated issuers)	55,698
Foreign currency transactions	(88)
Total net realized gain (loss)		55,610
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,198)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(34,213)
Net gain (loss)		21,397
Net increase (decrease) in net assets resulting from operations		$ 15,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,441)	$ (7,874)
Net realized gain (loss)	55,610	(13,517)
Change in net unrealized appreciation (depreciation)	(34,213)	530,953
Net increase (decrease) in net assets resulting from operations	15,956	509,562
Share transactions - net increase (decrease)	155,850	244,859
Total increase (decrease) in net assets	171,806	754,421

Net Assets
Beginning of period	1,923,757	1,169,336
End of period (including accumulated net investment loss of $1,653 and undistributed net investment income of $3,788, respectively)	$ 2,095,563	$ 1,923,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	.02 G	(.10)	(.06)	(.10)
Net realized and unrealized gain (loss)	.61	9.29	(2.82) G	2.75	2.46	4.15
Total from investment operations	.57	9.21	(2.80)	2.65	2.40	4.05
Distributions from net realized gain	-	-	(.23)	(1.30)	(5.74)	(1.18)
Net asset value, end of period	$ 31.52	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Total ReturnB,C,D	1.84%	42.36%	(11.46)%	11.90%	11.18%	17.62%
Ratios to Average Net Assets F
Expenses before expense reductions	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of voluntary waivers, if any	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.16%	1.00%	1.08%
Net investment income (loss)	(.27)% A	(.35)%	.07% G	(.39)%	(.26)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 238	$ 129	$ 89	$ 20	$ 8
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.03) G	(.15)	(.10)	(.12)
Net realized and unrealized gain (loss)	.63	9.50	(2.90) G	2.81	2.52	4.20
Total from investment operations	.55	9.37	(2.93)	2.66	2.42	4.08
Distributions from net realized gain	-	-	(.15)	(1.21)	(5.64)	(1.18)
Net asset value, end of period	$ 32.20	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Total ReturnB,C,D	1.74%	42.06%	(11.66)%	11.65%	11.03%	17.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of voluntary waivers, if any	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of all reductions	1.35% A	1.38%	1.35%	1.34%	1.14%	1.16%
Net investment income (loss)	(.47)% A	(.54)%	(.12)% G	(.58)%	(.40)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,080	$ 1,127	$ 710	$ 667	$ 403	$ 393
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Income from Investment Operations
Net investment income (loss) E	(.17)	(.27)	(.16) G	(.28)	(.22)	(.26)
Net realized and unrealized gain (loss)	.60	9.09	(2.80) G	2.71	2.44	4.11
Total from investment operations	.43	8.82	(2.96)	2.43	2.22	3.85
Distributions from net realized gain	-	-	(.07)	(1.06)	(5.50)	(1.18)
Net asset value, end of period	$ 30.67	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Total ReturnB,C,D	1.42%	41.18%	(12.16)%	10.97%	10.42%	16.89%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of voluntary waivers, if any	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of all reductions	1.98% A	2.01%	1.97%	1.92%	1.69%	1.70%
Net investment income (loss)	(1.11)% A	(1.17)%	(.73)% G	(1.16)%	(.95)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 290	$ 196	$ 172	$ 87	$ 92
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.17)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.60	9.04	(2.78) H	(1.91)
Total from investment operations	.43	8.78	(2.93)	(1.98)
Distributions from net realized gain	-	-	(.25)	-
Net asset value, end of period	$ 30.50	$ 30.07	$ 21.29	$ 24.47
Total ReturnB,C,D	1.43%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.95% A	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.94% A	1.97%	1.94%	1.86% A
Net investment income (loss)	(1.06)% A	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 106	$ 53	$ 21
Portfolio turnover rate	25% A	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Income from Investment Operations
Net investment income (loss) D	.01	.02	.12 F	- G	.04	.02
Net realized and unrealized gain (loss)	.64	9.84	(2.96) F	2.86	2.56	4.29
Total from investment operations	.65	9.86	(2.84)	2.86	2.60	4.31
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	(.26)	(1.32)	(5.81)	(1.18)
Total distributions	-	-	(.26)	(1.34)	(5.81)	(1.18)
Net asset value, end of period	$ 33.46	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Total ReturnB,C	1.98%	42.96%	(11.06)%	12.26%	11.62%	18.18%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of voluntary waivers, if any	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of all reductions	.83% A	.76%	.73%	.77%	.58%	.61%
Net investment income (loss)	.05% A	.08%	.50% F	(.01)%	.16%	.06%
Supplemental Data
Net assets, end of period (in millions)	$ 170	$ 22	$ 16	$ 19	$ 19	$ 19
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Income from Investment Operations
Net investment income (loss) D	.02	.01	.10 F	(.02)	.03	.01
Net realized and unrealized gain (loss)	.62	9.58	(2.89) F	2.83	2.51	4.21
Total from investment operations	.64	9.59	(2.79)	2.81	2.54	4.22
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(.27)	(1.32)	(5.79)	(1.18)
Total distributions	-	-	(.27)	(1.35)	(5.79)	(1.18)
Net asset value, end of period	$ 32.59	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Total ReturnB,C	2.00%	42.89%	(11.15)%	12.35%	11.61%	18.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of voluntary waivers, if any	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of all reductions	.77% A	.81%	.80%	.83%	.62%	.63%
Net investment income (loss)	.10% A	.03%	.44% F	(.06)%	.12%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 141	$ 65	$ 47	$ 11	$ 4
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 594,391
Unrealized depreciation	(182,514)
Net unrealized appreciation (depreciation)	$ 411,877
Cost for federal income tax purposes	$ 1,781,562

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 343	$ 6
Class T	.25%	.25%	2,982	30
Class B	.75%	.25%	1,540	1,154
Class C	.75%	.25%	622	205
			$ 5,487	$ 1,395

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 196
Class T	67
Class B*	279
Class C*	10
$ 552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 388	.28*
Class T	1,412	.24*
Class B	570	.37*
Class C	203	.33*
Fidelity Value Strategies Fund	87	.22*
Institutional Class	119	.16*
	$ 2,779

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $137 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $149 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	2,852	4,857	$ 92,094	$ 120,670
Shares redeemed	(1,945)	(3,114)	(61,052)	(73,451)
Net increase (decrease)	907	1,743	$ 31,042	$ 47,219
Class T
Shares sold	9,543	15,218	$ 315,539	$ 387,183
Shares redeemed	(11,602)	(11,459)	(375,941)	(272,430)
Net increase (decrease)	(2,059)	3,759	$ (60,402)	$ 114,753
Class B
Shares sold	1,257	2,336	$ 39,465	$ 55,976
Shares redeemed	(956)	(1,908)	(29,843)	(40,736)
Net increase (decrease)	301	428	$ 9,622	$ 15,240
Class C
Shares sold	1,304	1,843	$ 40,757	$ 45,030
Shares redeemed	(556)	(794)	(17,169)	(17,483)
Net increase (decrease)	748	1,049	$ 23,588	$ 27,547
Fidelity Value Strategies Fund
Shares sold	5,794	20	$ 199,556	$ 576
Shares redeemed	(1,388)	(47)	(45,913)	(1,062)
Net increase (decrease)	4,406	(27)	$ 153,643	$ (486)
Institutional Class
Shares sold	1,120	4,006	$ 37,391	$ 105,621
Shares redeemed	(1,206)	(2,529)	(39,034)	(65,035)
Net increase (decrease)	(86)	1,477	$ (1,643)	$ 40,586

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 12,521	$ -	$ -	$ -	$ 14,867
Big Dog Holdings, Inc.	3,892	-	-	-	4,927
Hall Kinion & Associates, Inc.	2,917	793	-	-	3,793
Hi/fn, Inc.	9,918	2,229	-	-	10,725
Interwoven, Inc.	8,660	22,321	-	-	20,875
Maxwell Shoe Co., Inc. Class A	23,208	-	29,458	-	-
Performance Technologies, Inc.	16,500	-	-	-	13,258
Selectica, Inc.	6,812	2,576	-	-	8,623
Take-Two Interactive Software, Inc.	73,800	5,661	-	-	72,329
TB Wood's Corp.	2,041	-	-	47	1,999
Terayon Communication Systems, Inc.	42,557	-	-	-	19,570
THQ, Inc.	39,581	1,526	-	-	53,990
U.S. Concrete, Inc.	5,258	9,376	-	-	16,165
Vignette Corp.	43,589	3,390	-	-	33,610
WMS Industries, Inc.	61,445	-	-	-	70,650
TOTALS	$ 352,699	$ 47,872	$ 29,458	$ 47	$ 345,381

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ISO-USAN-0704
1.786806.101

Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	3.4	3.8
WMS Industries, Inc.	3.4	3.2
Tyco International Ltd.	3.0	4.0
THQ, Inc.	2.6	2.1
Beazer Homes USA, Inc.	2.5	2.9
ACE Ltd.	2.5	2.4
Jack in the Box, Inc.	2.4	2.0
Jones Apparel Group, Inc.	2.2	2.2
Advanced Micro Devices, Inc.	2.2	2.8
EMC Corp.	2.0	2.7
	26.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.1	42.7
Consumer Discretionary	26.4	28.7
Industrials	12.7	11.5
Financials	12.1	8.1
Materials	4.0	2.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 97.3%		Stocks 97.2%
	Convertible Securities 2.4%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	14.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 2.2%
Aftermarket Technology Corp. (a)	22,400	$ 328
American Axle & Manufacturing Holdings, Inc.	758,900	26,524
ArvinMeritor, Inc.	123,500	2,297
Dura Automotive Systems, Inc. Class A (a)	206,000	1,949
Lear Corp.	110,000	6,515
TRW Automotive Holdings Corp.	445,600	8,752
		46,365
Automobiles - 2.2%
Ford Motor Co.	1,000,000	14,850
Nissan Motor Co. Ltd.	3,000,000	30,335
		45,185
Hotels, Restaurants & Leisure - 7.2%
AFC Enterprises, Inc. (a)	800,000	16,400
Ameristar Casinos, Inc.	300,000	9,852
Isle of Capri Casinos, Inc. (a)	169,200	3,279
Jack in the Box, Inc. (a)	1,803,700	50,449
Mikohn Gaming Corp. (a)	125,000	614
WMS Industries, Inc. (a)(c)	2,301,300	70,650
		151,244
Household Durables - 8.7%
Beazer Homes USA, Inc.	526,063	53,011
Centex Corp.	200,000	9,698
D.R. Horton, Inc.	683,991	19,767
Lennar Corp.:
Class A	649,400	29,807
Class B	64,940	2,781
Libbey, Inc.	130,000	3,316
M/I Homes, Inc.	443,200	18,823
Maytag Corp.	1,140,000	29,731
Whirlpool Corp.	230,000	15,302
		182,236
Internet & Catalog Retail - 0.0%
Blue Nile, Inc.	300	10
Media - 0.6%
Carmike Cinemas, Inc.	344,700	12,616
Specialty Retail - 2.7%
American Eagle Outfitters, Inc. (a)	840,000	24,326
Big Dog Holdings, Inc. (a)(c)	1,024,100	4,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Borders Group, Inc.	940,000	$ 21,460
Weight Watchers International, Inc. (a)	100,000	3,485
Wet Seal, Inc. Class A (a)	250,000	1,458
		55,656
Textiles Apparel & Luxury Goods - 2.2%
Jones Apparel Group, Inc.	1,222,900	47,045
TOTAL CONSUMER DISCRETIONARY		540,357
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV sponsored ADR	600,000	4,698
Safeway, Inc. (a)	990,000	22,334
		27,032
Food Products - 1.1%
Del Monte Foods Co. (a)	1,500,000	15,405
Fresh Del Monte Produce, Inc.	300,000	7,404
		22,809
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	500,000	11,200
TOTAL CONSUMER STAPLES		61,041
FINANCIALS - 12.1%
Insurance - 10.8%
ACE Ltd.	1,250,000	51,475
Allstate Corp.	390,000	17,152
American Equity Investment Life Holding Co.	1,482,200	15,741
AmerUs Group Co.	150,000	5,903
Assurant, Inc.	35,900	901
Axis Capital Holdings Ltd.	500,000	13,975
Endurance Specialty Holdings Ltd.	691,100	23,325
Everest Re Group Ltd.	60,700	4,968
Infinity Property & Casualty Corp.	200,000	6,240
MetLife, Inc.	720,000	25,596
Montpelier Re Holdings Ltd.	125,100	4,363
Safety Insurance Group, Inc.	200,000	3,904
Scottish Re Group Ltd.	46,900	1,032
St. Paul Travelers Companies, Inc.	450,736	17,885
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United National Group Ltd. Class A	374,200	$ 5,785
W.R. Berkley Corp.	700,000	29,155
		227,400
Real Estate - 0.1%
Levitt Corp. Class A (a)	95,000	2,283
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	1,138,200	24,756
TOTAL FINANCIALS		254,439
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.7%
Animas Corp.	600	12
Sola International, Inc. (a)	709,500	13,757
		13,769
Health Care Providers & Services - 0.3%
HealthSouth Corp. (a)	1,500,000	7,275
Pharmaceuticals - 0.6%
King Pharmaceuticals, Inc. (a)	260,000	3,474
Pain Therapeutics, Inc. (a)	1,050,000	8,211
		11,685
TOTAL HEALTH CARE		32,729
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.4%
CNF, Inc.	200,000	7,796
Building Products - 1.4%
NCI Building Systems, Inc. (a)	51,800	1,506
York International Corp.	762,100	28,182
		29,688
Commercial Services & Supplies - 3.2%
Central Parking Corp.	600,000	11,094
Hall Kinion & Associates, Inc. (a)(c)	916,300	3,793
Hudson Highland Group, Inc. (a)	104,285	2,894
Labor Ready, Inc. (a)	247,000	3,006
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	1,256,409	$ 31,800
Vedior NV (Certificaten Van Aandelen)	915,000	13,635
		66,222
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	400,000	11,560
Granite Construction, Inc.	450,000	8,505
		20,065
Electrical Equipment - 0.1%
TB Wood's Corp. (c)	261,300	1,999
Industrial Conglomerates - 3.0%
Tyco International Ltd.	2,029,500	62,488
Machinery - 3.6%
Columbus McKinnon Corp. (a)	221,900	1,176
EnPro Industries, Inc. (a)	10,000	193
Milacron, Inc.	300,580	1,347
Navistar International Corp. (a)	840,200	31,886
SPX Corp.	400,000	17,488
Timken Co.	1,000,000	22,790
		74,880
Road & Rail - 0.0%
Genesee & Wyoming, Inc. Class A (a)	50,000	1,143
TOTAL INDUSTRIALS		264,281
INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 6.6%
ADC Telecommunications, Inc. (a)	6,267,400	15,919
AudioCodes Ltd. (a)	800,000	8,080
Cable Design Technologies Corp. (a)	1,996,771	16,653
Endwave Corp. (a)	400,000	3,200
Enterasys Networks, Inc. (a)	2,552,000	5,002
Marconi Corp. PLC (a)	1,000,000	11,947
NMS Communications Corp. (a)	1,329,421	11,433
Performance Technologies, Inc. (a)(c)	1,223,100	13,258
Telefonaktiebolaget LM Ericsson ADR (a)	1,180,000	32,981
Terayon Communication Systems, Inc. (a)(c)	7,116,500	19,570
Turnstone Systems, Inc.	1,142,100	162
Zhone Technologies, Inc. (a)	9,000	30
		138,235
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
EMC Corp. (a)	3,762,530	$ 42,291
PalmOne, Inc. (a)	1,740,000	36,940
		79,231
Electronic Equipment & Instruments - 1.2%
Agilysys, Inc.	410,000	5,047
AVX Corp.	490,000	7,762
Cherokee International Corp.	120,500	1,503
RadiSys Corp. (a)	100,000	1,666
Richardson Electronics Ltd.	238,000	2,692
Solectron Corp. (a)	1,100,000	6,050
		24,720
Internet Software & Services - 6.3%
Ariba, Inc. (a)	3,900,000	8,502
Art Technology Group, Inc. (a)	2,050,000	2,809
iBasis, Inc. (a)	160,000	242
Interwoven, Inc. (a)(c)	2,264,075	20,875
ITXC Corp. (a)	120,000	283
Kana Software, Inc. (a)	1,096,300	3,092
Keynote Systems, Inc. (a)	872,451	11,385
Plumtree Software, Inc. (a)	1,300,000	4,615
Primus Knowledge Solutions, Inc. (a)	668,500	1,424
RADWARE Ltd. (a)	400,000	6,816
Retek, Inc. (a)	1,354,200	8,829
Selectica, Inc. (a)(c)	1,968,200	8,623
SonicWALL, Inc. (a)	2,600,000	20,696
Vignette Corp. (a)(c)	20,369,800	33,610
		131,801
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	2,990,000	46,495
Agere Systems, Inc. Class A (a)	3,225,000	8,192
Applied Micro Circuits Corp. (a)	2,800,000	15,092
ASM International NV (Nasdaq) (a)	300,000	6,537
ASML Holding NV (NY Shares) (a)	800,000	14,088
Atmel Corp. (a)	3,520,100	22,388
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	2,529
Conexant Systems, Inc. (a)	719,800	3,397
Hi/fn, Inc. (a)(c)	1,100,000	10,725
Mattson Technology, Inc. (a)	595,900	6,352
Mindspeed Technologies, Inc. (a)	199,999	1,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	1,256,873	$ 8,723
Pericom Semiconductor Corp. (a)	256,700	2,749
Samsung Electronics Co. Ltd.	20,500	9,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,123,836	21,557
Transwitch Corp. (a)	2,688,400	4,140
United Microelectronics Corp. sponsored ADR (a)	2,237,400	11,187
		194,339
Software - 10.6%
Activision, Inc. (a)	272,500	4,311
Actuate Corp. (a)(c)	3,975,000	14,867
Aspen Technology, Inc. (a)	1,076,100	6,790
Atari, Inc. (a)	2,000,000	5,560
BindView Development Corp. (a)	1,500,000	4,575
Concord Communications, Inc. (a)	300,000	3,426
i2 Technologies, Inc. (a)	20,261,000	17,424
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)	931,000	9,310
PalmSource, Inc. (a)	92,941	1,882
Siebel Systems, Inc. (a)	1,500,000	16,200
Take-Two Interactive Software, Inc. (a)(c)	2,429,600	72,329
THQ, Inc. (a)(c)	2,560,000	53,990
Ulticom, Inc. (a)	1,303,000	12,248
		222,912
TOTAL INFORMATION TECHNOLOGY		791,238
MATERIALS - 4.0%
Chemicals - 1.6%
Eastman Chemical Co.	600,000	27,804
FMC Corp. (a)	50,000	2,029
Millennium Chemicals, Inc.	180,900	3,072
		32,905
Construction Materials - 1.7%
Eagle Materials, Inc.	56,932	3,797
Eagle Materials, Inc. Class B	14,901	983
Texas Industries, Inc.	410,600	15,131
U.S. Concrete, Inc. (a)(c)	2,315,898	16,165
		36,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	210,200	$ 3,254
Owens-Illinois, Inc. (a)	210,600	3,123
		6,377
Metals & Mining - 0.4%
POSCO sponsored ADR	100,000	3,180
Steel Dynamics, Inc. (a)	189,900	4,861
		8,041
TOTAL MATERIALS		83,399
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	1,157,505	2,489
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	500,000	4,279
TOTAL TELECOMMUNICATION SERVICES		6,768
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	500,000	3,730
TOTAL COMMON STOCKS (Cost $1,643,505)		2,037,982
Convertible Preferred Stocks - 0.4%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,400	4
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. 8.125% PRIDES	200,000	8,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		8,479
Convertible Bonds - 2.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (d)	$ 7,500	$ 13,125
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	2,200
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	12,830	12,766
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,400
		22,166
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd.:
7.25% 12/15/06	404	400
8.25% 6/15/06	1,968	1,948
		2,348
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	2,000	1,860
TOTAL INFORMATION TECHNOLOGY		26,374
TOTAL CONVERTIBLE BONDS (Cost $29,771)		41,699
Money Market Funds - 5.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	4,676,434	4,676
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	100,602,671	100,603
TOTAL MONEY MARKET FUNDS (Cost $105,279)		105,279
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,788,596)		2,193,439
NET OTHER ASSETS - (4.7)%		(97,876)
NET ASSETS - 100%		$ 2,095,563
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,325,000 or 0.7% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.7%
Netherlands	2.4%
Sweden	1.6%
Taiwan	1.5%
Japan	1.5%
Others (individually less than 1%)	2.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $404,165,000 and $255,050,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $79,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,546,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $55,069,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $27,043,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,935) (cost $1,788,596) - See accompanying schedule		$ 2,193,439
Receivable for investments sold		3,583
Receivable for fund shares sold		7,660
Dividends receivable		1,427
Interest receivable		468
Prepaid expenses		5
Other receivables		148
Total assets		2,206,730

Liabilities
Payable for investments purchased	$ 4,794
Payable for fund shares redeemed	3,369
Accrued management fee	971
Distribution fees payable	843
Other affiliated payables	539
Other payables and accrued expenses	48
Collateral on securities loaned, at value	100,603
Total liabilities		111,167

Net Assets		$ 2,095,563
Net Assets consist of:
Paid in capital		$ 1,716,701
Accumulated net investment loss		(1,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		404,840
Net Assets		$ 2,095,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,249 ÷ 8,606 shares)	$ 31.52

Maximum offering price per share (100/94.25 of $31.52)	$ 33.44
Class T: Net Asset Value and redemption price per share ($1,080,362 ÷ 33,550 shares)	$ 32.20

Maximum offering price per share (100/96.50 of $32.20)	$ 33.37
Class B: Net Asset Value and offering price per share ($302,848 ÷ 9,876 shares) A	$ 30.67

Class C: Net Asset Value and offering price per share ($130,608 ÷ 4,282 shares) A	$ 30.50

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,740 ÷ 5,073 shares)	$ 33.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,756 ÷ 4,319 shares)	$ 32.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $47 received from affiliated issuers)		$ 6,428
Interest		2,698
Security lending		222
Total income		9,348

Expenses
Management fee	$ 6,121
Transfer agent fees	2,779
Distribution fees	5,487
Accounting and security lending fees	330
Non-interested trustees' compensation	6
Custodian fees and expenses	37
Registration fees	130
Audit	29
Legal	3
Interest	3
Miscellaneous	13
Total expenses before reductions	14,938
Expense reductions	(149)	14,789
Net investment income (loss)		(5,441)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $23,843 on sales of investments in affiliated issuers)	55,698
Foreign currency transactions	(88)
Total net realized gain (loss)		55,610
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,198)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(34,213)
Net gain (loss)		21,397
Net increase (decrease) in net assets resulting from operations		$ 15,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,441)	$ (7,874)
Net realized gain (loss)	55,610	(13,517)
Change in net unrealized appreciation (depreciation)	(34,213)	530,953
Net increase (decrease) in net assets resulting from operations	15,956	509,562
Share transactions - net increase (decrease)	155,850	244,859
Total increase (decrease) in net assets	171,806	754,421

Net Assets
Beginning of period	1,923,757	1,169,336
End of period (including accumulated net investment loss of $1,653 and undistributed net investment income of $3,788, respectively)	$ 2,095,563	$ 1,923,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	.02 G	(.10)	(.06)	(.10)
Net realized and unrealized gain (loss)	.61	9.29	(2.82) G	2.75	2.46	4.15
Total from investment operations	.57	9.21	(2.80)	2.65	2.40	4.05
Distributions from net realized gain	-	-	(.23)	(1.30)	(5.74)	(1.18)
Net asset value, end of period	$ 31.52	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Total ReturnB,C,D	1.84%	42.36%	(11.46)%	11.90%	11.18%	17.62%
Ratios to Average Net Assets F
Expenses before expense reductions	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of voluntary waivers, if any	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.16%	1.00%	1.08%
Net investment income (loss)	(.27)% A	(.35)%	.07% G	(.39)%	(.26)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 238	$ 129	$ 89	$ 20	$ 8
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.03) G	(.15)	(.10)	(.12)
Net realized and unrealized gain (loss)	.63	9.50	(2.90) G	2.81	2.52	4.20
Total from investment operations	.55	9.37	(2.93)	2.66	2.42	4.08
Distributions from net realized gain	-	-	(.15)	(1.21)	(5.64)	(1.18)
Net asset value, end of period	$ 32.20	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Total ReturnB,C,D	1.74%	42.06%	(11.66)%	11.65%	11.03%	17.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of voluntary waivers, if any	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of all reductions	1.35% A	1.38%	1.35%	1.34%	1.14%	1.16%
Net investment income (loss)	(.47)% A	(.54)%	(.12)% G	(.58)%	(.40)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,080	$ 1,127	$ 710	$ 667	$ 403	$ 393
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Income from Investment Operations
Net investment income (loss) E	(.17)	(.27)	(.16) G	(.28)	(.22)	(.26)
Net realized and unrealized gain (loss)	.60	9.09	(2.80) G	2.71	2.44	4.11
Total from investment operations	.43	8.82	(2.96)	2.43	2.22	3.85
Distributions from net realized gain	-	-	(.07)	(1.06)	(5.50)	(1.18)
Net asset value, end of period	$ 30.67	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Total ReturnB,C,D	1.42%	41.18%	(12.16)%	10.97%	10.42%	16.89%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of voluntary waivers, if any	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of all reductions	1.98% A	2.01%	1.97%	1.92%	1.69%	1.70%
Net investment income (loss)	(1.11)% A	(1.17)%	(.73)% G	(1.16)%	(.95)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 290	$ 196	$ 172	$ 87	$ 92
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.17)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.60	9.04	(2.78) H	(1.91)
Total from investment operations	.43	8.78	(2.93)	(1.98)
Distributions from net realized gain	-	-	(.25)	-
Net asset value, end of period	$ 30.50	$ 30.07	$ 21.29	$ 24.47
Total ReturnB,C,D	1.43%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.95% A	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.94% A	1.97%	1.94%	1.86% A
Net investment income (loss)	(1.06)% A	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 106	$ 53	$ 21
Portfolio turnover rate	25% A	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Income from Investment Operations
Net investment income (loss) D	.01	.02	.12 F	- G	.04	.02
Net realized and unrealized gain (loss)	.64	9.84	(2.96) F	2.86	2.56	4.29
Total from investment operations	.65	9.86	(2.84)	2.86	2.60	4.31
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	(.26)	(1.32)	(5.81)	(1.18)
Total distributions	-	-	(.26)	(1.34)	(5.81)	(1.18)
Net asset value, end of period	$ 33.46	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Total ReturnB,C	1.98%	42.96%	(11.06)%	12.26%	11.62%	18.18%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of voluntary waivers, if any	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of all reductions	.83% A	.76%	.73%	.77%	.58%	.61%
Net investment income (loss)	.05% A	.08%	.50% F	(.01)%	.16%	.06%
Supplemental Data
Net assets, end of period (in millions)	$ 170	$ 22	$ 16	$ 19	$ 19	$ 19
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Income from Investment Operations
Net investment income (loss) D	.02	.01	.10 F	(.02)	.03	.01
Net realized and unrealized gain (loss)	.62	9.58	(2.89) F	2.83	2.51	4.21
Total from investment operations	.64	9.59	(2.79)	2.81	2.54	4.22
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(.27)	(1.32)	(5.79)	(1.18)
Total distributions	-	-	(.27)	(1.35)	(5.79)	(1.18)
Net asset value, end of period	$ 32.59	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Total ReturnB,C	2.00%	42.89%	(11.15)%	12.35%	11.61%	18.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of voluntary waivers, if any	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of all reductions	.77% A	.81%	.80%	.83%	.62%	.63%
Net investment income (loss)	.10% A	.03%	.44% F	(.06)%	.12%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 141	$ 65	$ 47	$ 11	$ 4
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 594,391
Unrealized depreciation	(182,514)
Net unrealized appreciation (depreciation)	$ 411,877
Cost for federal income tax purposes	$ 1,781,562

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 343	$ 6
Class T	.25%	.25%	2,982	30
Class B	.75%	.25%	1,540	1,154
Class C	.75%	.25%	622	205
			$ 5,487	$ 1,395

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 196
Class T	67
Class B*	279
Class C*	10
$ 552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 388	.28*
Class T	1,412	.24*
Class B	570	.37*
Class C	203	.33*
Fidelity Value Strategies Fund	87	.22*
Institutional Class	119	.16*
	$ 2,779

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $137 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $149 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	2,852	4,857	$ 92,094	$ 120,670
Shares redeemed	(1,945)	(3,114)	(61,052)	(73,451)
Net increase (decrease)	907	1,743	$ 31,042	$ 47,219
Class T
Shares sold	9,543	15,218	$ 315,539	$ 387,183
Shares redeemed	(11,602)	(11,459)	(375,941)	(272,430)
Net increase (decrease)	(2,059)	3,759	$ (60,402)	$ 114,753
Class B
Shares sold	1,257	2,336	$ 39,465	$ 55,976
Shares redeemed	(956)	(1,908)	(29,843)	(40,736)
Net increase (decrease)	301	428	$ 9,622	$ 15,240
Class C
Shares sold	1,304	1,843	$ 40,757	$ 45,030
Shares redeemed	(556)	(794)	(17,169)	(17,483)
Net increase (decrease)	748	1,049	$ 23,588	$ 27,547
Fidelity Value Strategies Fund
Shares sold	5,794	20	$ 199,556	$ 576
Shares redeemed	(1,388)	(47)	(45,913)	(1,062)
Net increase (decrease)	4,406	(27)	$ 153,643	$ (486)
Institutional Class
Shares sold	1,120	4,006	$ 37,391	$ 105,621
Shares redeemed	(1,206)	(2,529)	(39,034)	(65,035)
Net increase (decrease)	(86)	1,477	$ (1,643)	$ 40,586

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 12,521	$ -	$ -	$ -	$ 14,867
Big Dog Holdings, Inc.	3,892	-	-	-	4,927
Hall Kinion & Associates, Inc.	2,917	793	-	-	3,793
Hi/fn, Inc.	9,918	2,229	-	-	10,725
Interwoven, Inc.	8,660	22,321	-	-	20,875
Maxwell Shoe Co., Inc. Class A	23,208	-	29,458	-	-
Performance Technologies, Inc.	16,500	-	-	-	13,258
Selectica, Inc.	6,812	2,576	-	-	8,623
Take-Two Interactive Software, Inc.	73,800	5,661	-	-	72,329
TB Wood's Corp.	2,041	-	-	47	1,999
Terayon Communication Systems, Inc.	42,557	-	-	-	19,570
THQ, Inc.	39,581	1,526	-	-	53,990
U.S. Concrete, Inc.	5,258	9,376	-	-	16,165
Vignette Corp.	43,589	3,390	-	-	33,610
WMS Industries, Inc.	61,445	-	-	-	70,650
TOTALS	$ 352,699	$ 47,872	$ 29,458	$ 47	$ 345,381

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SO-USAN-0704
1.786805.101

Fidelity

Value Strategies Fund

(formerly Initial Class of Fidelity® Advisor
Value Strategies Fund)

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	3.4	3.8
WMS Industries, Inc.	3.4	3.2
Tyco International Ltd.	3.0	4.0
THQ, Inc.	2.6	2.1
Beazer Homes USA, Inc.	2.5	2.9
ACE Ltd.	2.5	2.4
Jack in the Box, Inc.	2.4	2.0
Jones Apparel Group, Inc.	2.2	2.2
Advanced Micro Devices, Inc.	2.2	2.8
EMC Corp.	2.0	2.7
	26.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.1	42.7
Consumer Discretionary	26.4	28.7
Industrials	12.7	11.5
Financials	12.1	8.1
Materials	4.0	2.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 97.3%		Stocks 97.2%
	Convertible Securities 2.4%		Convertible Securities 2.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	14.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 2.2%
Aftermarket Technology Corp. (a)	22,400	$ 328
American Axle & Manufacturing Holdings, Inc.	758,900	26,524
ArvinMeritor, Inc.	123,500	2,297
Dura Automotive Systems, Inc. Class A (a)	206,000	1,949
Lear Corp.	110,000	6,515
TRW Automotive Holdings Corp.	445,600	8,752
		46,365
Automobiles - 2.2%
Ford Motor Co.	1,000,000	14,850
Nissan Motor Co. Ltd.	3,000,000	30,335
		45,185
Hotels, Restaurants & Leisure - 7.2%
AFC Enterprises, Inc. (a)	800,000	16,400
Ameristar Casinos, Inc.	300,000	9,852
Isle of Capri Casinos, Inc. (a)	169,200	3,279
Jack in the Box, Inc. (a)	1,803,700	50,449
Mikohn Gaming Corp. (a)	125,000	614
WMS Industries, Inc. (a)(c)	2,301,300	70,650
		151,244
Household Durables - 8.7%
Beazer Homes USA, Inc.	526,063	53,011
Centex Corp.	200,000	9,698
D.R. Horton, Inc.	683,991	19,767
Lennar Corp.:
Class A	649,400	29,807
Class B	64,940	2,781
Libbey, Inc.	130,000	3,316
M/I Homes, Inc.	443,200	18,823
Maytag Corp.	1,140,000	29,731
Whirlpool Corp.	230,000	15,302
		182,236
Internet & Catalog Retail - 0.0%
Blue Nile, Inc.	300	10
Media - 0.6%
Carmike Cinemas, Inc.	344,700	12,616
Specialty Retail - 2.7%
American Eagle Outfitters, Inc. (a)	840,000	24,326
Big Dog Holdings, Inc. (a)(c)	1,024,100	4,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Borders Group, Inc.	940,000	$ 21,460
Weight Watchers International, Inc. (a)	100,000	3,485
Wet Seal, Inc. Class A (a)	250,000	1,458
		55,656
Textiles Apparel & Luxury Goods - 2.2%
Jones Apparel Group, Inc.	1,222,900	47,045
TOTAL CONSUMER DISCRETIONARY		540,357
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV sponsored ADR	600,000	4,698
Safeway, Inc. (a)	990,000	22,334
		27,032
Food Products - 1.1%
Del Monte Foods Co. (a)	1,500,000	15,405
Fresh Del Monte Produce, Inc.	300,000	7,404
		22,809
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	500,000	11,200
TOTAL CONSUMER STAPLES		61,041
FINANCIALS - 12.1%
Insurance - 10.8%
ACE Ltd.	1,250,000	51,475
Allstate Corp.	390,000	17,152
American Equity Investment Life Holding Co.	1,482,200	15,741
AmerUs Group Co.	150,000	5,903
Assurant, Inc.	35,900	901
Axis Capital Holdings Ltd.	500,000	13,975
Endurance Specialty Holdings Ltd.	691,100	23,325
Everest Re Group Ltd.	60,700	4,968
Infinity Property & Casualty Corp.	200,000	6,240
MetLife, Inc.	720,000	25,596
Montpelier Re Holdings Ltd.	125,100	4,363
Safety Insurance Group, Inc.	200,000	3,904
Scottish Re Group Ltd.	46,900	1,032
St. Paul Travelers Companies, Inc.	450,736	17,885
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
United National Group Ltd. Class A	374,200	$ 5,785
W.R. Berkley Corp.	700,000	29,155
		227,400
Real Estate - 0.1%
Levitt Corp. Class A (a)	95,000	2,283
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	1,138,200	24,756
TOTAL FINANCIALS		254,439
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.7%
Animas Corp.	600	12
Sola International, Inc. (a)	709,500	13,757
		13,769
Health Care Providers & Services - 0.3%
HealthSouth Corp. (a)	1,500,000	7,275
Pharmaceuticals - 0.6%
King Pharmaceuticals, Inc. (a)	260,000	3,474
Pain Therapeutics, Inc. (a)	1,050,000	8,211
		11,685
TOTAL HEALTH CARE		32,729
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.4%
CNF, Inc.	200,000	7,796
Building Products - 1.4%
NCI Building Systems, Inc. (a)	51,800	1,506
York International Corp.	762,100	28,182
		29,688
Commercial Services & Supplies - 3.2%
Central Parking Corp.	600,000	11,094
Hall Kinion & Associates, Inc. (a)(c)	916,300	3,793
Hudson Highland Group, Inc. (a)	104,285	2,894
Labor Ready, Inc. (a)	247,000	3,006
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	1,256,409	$ 31,800
Vedior NV (Certificaten Van Aandelen)	915,000	13,635
		66,222
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	400,000	11,560
Granite Construction, Inc.	450,000	8,505
		20,065
Electrical Equipment - 0.1%
TB Wood's Corp. (c)	261,300	1,999
Industrial Conglomerates - 3.0%
Tyco International Ltd.	2,029,500	62,488
Machinery - 3.6%
Columbus McKinnon Corp. (a)	221,900	1,176
EnPro Industries, Inc. (a)	10,000	193
Milacron, Inc.	300,580	1,347
Navistar International Corp. (a)	840,200	31,886
SPX Corp.	400,000	17,488
Timken Co.	1,000,000	22,790
		74,880
Road & Rail - 0.0%
Genesee & Wyoming, Inc. Class A (a)	50,000	1,143
TOTAL INDUSTRIALS		264,281
INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 6.6%
ADC Telecommunications, Inc. (a)	6,267,400	15,919
AudioCodes Ltd. (a)	800,000	8,080
Cable Design Technologies Corp. (a)	1,996,771	16,653
Endwave Corp. (a)	400,000	3,200
Enterasys Networks, Inc. (a)	2,552,000	5,002
Marconi Corp. PLC (a)	1,000,000	11,947
NMS Communications Corp. (a)	1,329,421	11,433
Performance Technologies, Inc. (a)(c)	1,223,100	13,258
Telefonaktiebolaget LM Ericsson ADR (a)	1,180,000	32,981
Terayon Communication Systems, Inc. (a)(c)	7,116,500	19,570
Turnstone Systems, Inc.	1,142,100	162
Zhone Technologies, Inc. (a)	9,000	30
		138,235
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
EMC Corp. (a)	3,762,530	$ 42,291
PalmOne, Inc. (a)	1,740,000	36,940
		79,231
Electronic Equipment & Instruments - 1.2%
Agilysys, Inc.	410,000	5,047
AVX Corp.	490,000	7,762
Cherokee International Corp.	120,500	1,503
RadiSys Corp. (a)	100,000	1,666
Richardson Electronics Ltd.	238,000	2,692
Solectron Corp. (a)	1,100,000	6,050
		24,720
Internet Software & Services - 6.3%
Ariba, Inc. (a)	3,900,000	8,502
Art Technology Group, Inc. (a)	2,050,000	2,809
iBasis, Inc. (a)	160,000	242
Interwoven, Inc. (a)(c)	2,264,075	20,875
ITXC Corp. (a)	120,000	283
Kana Software, Inc. (a)	1,096,300	3,092
Keynote Systems, Inc. (a)	872,451	11,385
Plumtree Software, Inc. (a)	1,300,000	4,615
Primus Knowledge Solutions, Inc. (a)	668,500	1,424
RADWARE Ltd. (a)	400,000	6,816
Retek, Inc. (a)	1,354,200	8,829
Selectica, Inc. (a)(c)	1,968,200	8,623
SonicWALL, Inc. (a)	2,600,000	20,696
Vignette Corp. (a)(c)	20,369,800	33,610
		131,801
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	2,990,000	46,495
Agere Systems, Inc. Class A (a)	3,225,000	8,192
Applied Micro Circuits Corp. (a)	2,800,000	15,092
ASM International NV (Nasdaq) (a)	300,000	6,537
ASML Holding NV (NY Shares) (a)	800,000	14,088
Atmel Corp. (a)	3,520,100	22,388
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	2,529
Conexant Systems, Inc. (a)	719,800	3,397
Hi/fn, Inc. (a)(c)	1,100,000	10,725
Mattson Technology, Inc. (a)	595,900	6,352
Mindspeed Technologies, Inc. (a)	199,999	1,034
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	1,256,873	$ 8,723
Pericom Semiconductor Corp. (a)	256,700	2,749
Samsung Electronics Co. Ltd.	20,500	9,154
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,123,836	21,557
Transwitch Corp. (a)	2,688,400	4,140
United Microelectronics Corp. sponsored ADR (a)	2,237,400	11,187
		194,339
Software - 10.6%
Activision, Inc. (a)	272,500	4,311
Actuate Corp. (a)(c)	3,975,000	14,867
Aspen Technology, Inc. (a)	1,076,100	6,790
Atari, Inc. (a)	2,000,000	5,560
BindView Development Corp. (a)	1,500,000	4,575
Concord Communications, Inc. (a)	300,000	3,426
i2 Technologies, Inc. (a)	20,261,000	17,424
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)	931,000	9,310
PalmSource, Inc. (a)	92,941	1,882
Siebel Systems, Inc. (a)	1,500,000	16,200
Take-Two Interactive Software, Inc. (a)(c)	2,429,600	72,329
THQ, Inc. (a)(c)	2,560,000	53,990
Ulticom, Inc. (a)	1,303,000	12,248
		222,912
TOTAL INFORMATION TECHNOLOGY		791,238
MATERIALS - 4.0%
Chemicals - 1.6%
Eastman Chemical Co.	600,000	27,804
FMC Corp. (a)	50,000	2,029
Millennium Chemicals, Inc.	180,900	3,072
		32,905
Construction Materials - 1.7%
Eagle Materials, Inc.	56,932	3,797
Eagle Materials, Inc. Class B	14,901	983
Texas Industries, Inc.	410,600	15,131
U.S. Concrete, Inc. (a)(c)	2,315,898	16,165
		36,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	210,200	$ 3,254
Owens-Illinois, Inc. (a)	210,600	3,123
		6,377
Metals & Mining - 0.4%
POSCO sponsored ADR	100,000	3,180
Steel Dynamics, Inc. (a)	189,900	4,861
		8,041
TOTAL MATERIALS		83,399
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	1,157,505	2,489
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	500,000	4,279
TOTAL TELECOMMUNICATION SERVICES		6,768
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	500,000	3,730
TOTAL COMMON STOCKS (Cost $1,643,505)		2,037,982
Convertible Preferred Stocks - 0.4%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,400	4
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. 8.125% PRIDES	200,000	8,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,041)		8,479
Convertible Bonds - 2.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (d)	$ 7,500	$ 13,125
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	2,200
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	12,830	12,766
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,400
		22,166
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd.:
7.25% 12/15/06	404	400
8.25% 6/15/06	1,968	1,948
		2,348
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	2,000	1,860
TOTAL INFORMATION TECHNOLOGY		26,374
TOTAL CONVERTIBLE BONDS (Cost $29,771)		41,699
Money Market Funds - 5.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	4,676,434	4,676
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	100,602,671	100,603
TOTAL MONEY MARKET FUNDS (Cost $105,279)		105,279
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,788,596)		2,193,439
NET OTHER ASSETS - (4.7)%		(97,876)
NET ASSETS - 100%		$ 2,095,563
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,325,000 or 0.7% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.7%
Netherlands	2.4%
Sweden	1.6%
Taiwan	1.5%
Japan	1.5%
Others (individually less than 1%)	2.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $404,165,000 and $255,050,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $79,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,546,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $55,069,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $27,043,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,935) (cost $1,788,596) - See accompanying schedule		$ 2,193,439
Receivable for investments sold		3,583
Receivable for fund shares sold		7,660
Dividends receivable		1,427
Interest receivable		468
Prepaid expenses		5
Other receivables		148
Total assets		2,206,730

Liabilities
Payable for investments purchased	$ 4,794
Payable for fund shares redeemed	3,369
Accrued management fee	971
Distribution fees payable	843
Other affiliated payables	539
Other payables and accrued expenses	48
Collateral on securities loaned, at value	100,603
Total liabilities		111,167

Net Assets		$ 2,095,563
Net Assets consist of:
Paid in capital		$ 1,716,701
Accumulated net investment loss		(1,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		404,840
Net Assets		$ 2,095,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,249 ÷ 8,606 shares)	$ 31.52

Maximum offering price per share (100/94.25 of $31.52)	$ 33.44
Class T: Net Asset Value and redemption price per share ($1,080,362 ÷ 33,550 shares)	$ 32.20

Maximum offering price per share (100/96.50 of $32.20)	$ 33.37
Class B: Net Asset Value and offering price per share ($302,848 ÷ 9,876 shares) A	$ 30.67

Class C: Net Asset Value and offering price per share ($130,608 ÷ 4,282 shares) A	$ 30.50

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,740 ÷ 5,073 shares)	$ 33.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,756 ÷ 4,319 shares)	$ 32.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $47 received from affiliated issuers)		$ 6,428
Interest		2,698
Security lending		222
Total income		9,348

Expenses
Management fee	$ 6,121
Transfer agent fees	2,779
Distribution fees	5,487
Accounting and security lending fees	330
Non-interested trustees' compensation	6
Custodian fees and expenses	37
Registration fees	130
Audit	29
Legal	3
Interest	3
Miscellaneous	13
Total expenses before reductions	14,938
Expense reductions	(149)	14,789
Net investment income (loss)		(5,441)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $23,843 on sales of investments in affiliated issuers)	55,698
Foreign currency transactions	(88)
Total net realized gain (loss)		55,610
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,198)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(34,213)
Net gain (loss)		21,397
Net increase (decrease) in net assets resulting from operations		$ 15,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,441)	$ (7,874)
Net realized gain (loss)	55,610	(13,517)
Change in net unrealized appreciation (depreciation)	(34,213)	530,953
Net increase (decrease) in net assets resulting from operations	15,956	509,562
Share transactions - net increase (decrease)	155,850	244,859
Total increase (decrease) in net assets	171,806	754,421

Net Assets
Beginning of period	1,923,757	1,169,336
End of period (including accumulated net investment loss of $1,653 and undistributed net investment income of $3,788, respectively)	$ 2,095,563	$ 1,923,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	.02 G	(.10)	(.06)	(.10)
Net realized and unrealized gain (loss)	.61	9.29	(2.82) G	2.75	2.46	4.15
Total from investment operations	.57	9.21	(2.80)	2.65	2.40	4.05
Distributions from net realized gain	-	-	(.23)	(1.30)	(5.74)	(1.18)
Net asset value, end of period	$ 31.52	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Total ReturnB,C,D	1.84%	42.36%	(11.46)%	11.90%	11.18%	17.62%
Ratios to Average Net Assets F
Expenses before expense reductions	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of voluntary waivers, if any	1.16% A	1.21%	1.24%	1.17%	1.01%	1.10%
Expenses net of all reductions	1.15% A	1.18%	1.17%	1.16%	1.00%	1.08%
Net investment income (loss)	(.27)% A	(.35)%	.07% G	(.39)%	(.26)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 238	$ 129	$ 89	$ 20	$ 8
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.03) G	(.15)	(.10)	(.12)
Net realized and unrealized gain (loss)	.63	9.50	(2.90) G	2.81	2.52	4.20
Total from investment operations	.55	9.37	(2.93)	2.66	2.42	4.08
Distributions from net realized gain	-	-	(.15)	(1.21)	(5.64)	(1.18)
Net asset value, end of period	$ 32.20	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Total ReturnB,C,D	1.74%	42.06%	(11.66)%	11.65%	11.03%	17.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of voluntary waivers, if any	1.36% A	1.41%	1.42%	1.36%	1.15%	1.18%
Expenses net of all reductions	1.35% A	1.38%	1.35%	1.34%	1.14%	1.16%
Net investment income (loss)	(.47)% A	(.54)%	(.12)% G	(.58)%	(.40)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,080	$ 1,127	$ 710	$ 667	$ 403	$ 393
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Income from Investment Operations
Net investment income (loss) E	(.17)	(.27)	(.16) G	(.28)	(.22)	(.26)
Net realized and unrealized gain (loss)	.60	9.09	(2.80) G	2.71	2.44	4.11
Total from investment operations	.43	8.82	(2.96)	2.43	2.22	3.85
Distributions from net realized gain	-	-	(.07)	(1.06)	(5.50)	(1.18)
Net asset value, end of period	$ 30.67	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Total ReturnB,C,D	1.42%	41.18%	(12.16)%	10.97%	10.42%	16.89%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of voluntary waivers, if any	2.00% A	2.04%	2.03%	1.93%	1.70%	1.72%
Expenses net of all reductions	1.98% A	2.01%	1.97%	1.92%	1.69%	1.70%
Net investment income (loss)	(1.11)% A	(1.17)%	(.73)% G	(1.16)%	(.95)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 303	$ 290	$ 196	$ 172	$ 87	$ 92
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.17)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.60	9.04	(2.78) H	(1.91)
Total from investment operations	.43	8.78	(2.93)	(1.98)
Distributions from net realized gain	-	-	(.25)	-
Net asset value, end of period	$ 30.50	$ 30.07	$ 21.29	$ 24.47
Total ReturnB,C,D	1.43%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.95% A	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.94% A	1.97%	1.94%	1.86% A
Net investment income (loss)	(1.06)% A	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 106	$ 53	$ 21
Portfolio turnover rate	25% A	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of long-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Income from Investment Operations
Net investment income (loss) D	.01	.02	.12 F	- G	.04	.02
Net realized and unrealized gain (loss)	.64	9.84	(2.96) F	2.86	2.56	4.29
Total from investment operations	.65	9.86	(2.84)	2.86	2.60	4.31
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	(.26)	(1.32)	(5.81)	(1.18)
Total distributions	-	-	(.26)	(1.34)	(5.81)	(1.18)
Net asset value, end of period	$ 33.46	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Total ReturnB,C	1.98%	42.96%	(11.06)%	12.26%	11.62%	18.18%
Ratios to Average Net Assets E
Expenses before expense reductions	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of voluntary waivers, if any	.84% A	.79%	.80%	.79%	.59%	.63%
Expenses net of all reductions	.83% A	.76%	.73%	.77%	.58%	.61%
Net investment income (loss)	.05% A	.08%	.50% F	(.01)%	.16%	.06%
Supplemental Data
Net assets, end of period (in millions)	$ 170	$ 22	$ 16	$ 19	$ 19	$ 19
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Income from Investment Operations
Net investment income (loss) D	.02	.01	.10 F	(.02)	.03	.01
Net realized and unrealized gain (loss)	.62	9.58	(2.89) F	2.83	2.51	4.21
Total from investment operations	.64	9.59	(2.79)	2.81	2.54	4.22
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(.27)	(1.32)	(5.79)	(1.18)
Total distributions	-	-	(.27)	(1.35)	(5.79)	(1.18)
Net asset value, end of period	$ 32.59	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Total ReturnB,C	2.00%	42.89%	(11.15)%	12.35%	11.61%	18.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of voluntary waivers, if any	.79% A	.83%	.87%	.84%	.63%	.65%
Expenses net of all reductions	.77% A	.81%	.80%	.83%	.62%	.63%
Net investment income (loss)	.10% A	.03%	.44% F	(.06)%	.12%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 141	$ 65	$ 47	$ 11	$ 4
Portfolio turnover rate	25% A	32%	49%	31%	48%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 594,391
Unrealized depreciation	(182,514)
Net unrealized appreciation (depreciation)	$ 411,877
Cost for federal income tax purposes	$ 1,781,562

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 343	$ 6
Class T	.25%	.25%	2,982	30
Class B	.75%	.25%	1,540	1,154
Class C	.75%	.25%	622	205
			$ 5,487	$ 1,395

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 196
Class T	67
Class B*	279
Class C*	10
$ 552

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 388	.28*
Class T	1,412	.24*
Class B	570	.37*
Class C	203	.33*
Fidelity Value Strategies Fund	87	.22*
Institutional Class	119	.16*
	$ 2,779

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $137 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $149 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	2,852	4,857	$ 92,094	$ 120,670
Shares redeemed	(1,945)	(3,114)	(61,052)	(73,451)
Net increase (decrease)	907	1,743	$ 31,042	$ 47,219
Class T
Shares sold	9,543	15,218	$ 315,539	$ 387,183
Shares redeemed	(11,602)	(11,459)	(375,941)	(272,430)
Net increase (decrease)	(2,059)	3,759	$ (60,402)	$ 114,753
Class B
Shares sold	1,257	2,336	$ 39,465	$ 55,976
Shares redeemed	(956)	(1,908)	(29,843)	(40,736)
Net increase (decrease)	301	428	$ 9,622	$ 15,240
Class C
Shares sold	1,304	1,843	$ 40,757	$ 45,030
Shares redeemed	(556)	(794)	(17,169)	(17,483)
Net increase (decrease)	748	1,049	$ 23,588	$ 27,547
Fidelity Value Strategies Fund
Shares sold	5,794	20	$ 199,556	$ 576
Shares redeemed	(1,388)	(47)	(45,913)	(1,062)
Net increase (decrease)	4,406	(27)	$ 153,643	$ (486)
Institutional Class
Shares sold	1,120	4,006	$ 37,391	$ 105,621
Shares redeemed	(1,206)	(2,529)	(39,034)	(65,035)
Net increase (decrease)	(86)	1,477	$ (1,643)	$ 40,586

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 12,521	$ -	$ -	$ -	$ 14,867
Big Dog Holdings, Inc.	3,892	-	-	-	4,927
Hall Kinion & Associates, Inc.	2,917	793	-	-	3,793
Hi/fn, Inc.	9,918	2,229	-	-	10,725
Interwoven, Inc.	8,660	22,321	-	-	20,875
Maxwell Shoe Co., Inc. Class A	23,208	-	29,458	-	-
Performance Technologies, Inc.	16,500	-	-	-	13,258
Selectica, Inc.	6,812	2,576	-	-	8,623
Take-Two Interactive Software, Inc.	73,800	5,661	-	-	72,329
TB Wood's Corp.	2,041	-	-	47	1,999
Terayon Communication Systems, Inc.	42,557	-	-	-	19,570
THQ, Inc.	39,581	1,526	-	-	53,990
U.S. Concrete, Inc.	5,258	9,376	-	-	16,165
Vignette Corp.	43,589	3,390	-	-	33,610
WMS Industries, Inc.	61,445	-	-	-	70,650
TOTALS	$ 352,699	$ 47,872	$ 29,458	$ 47	$ 345,381

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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1411 Chapin Avenue
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Colorado

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Maine

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Maryland

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Boston, MA

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44 Mall Road
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405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
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Missouri

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Ohio

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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Far East) Inc.

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(U.K.) Limited

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Boston, MA

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Servicing Agent

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Custodian

Brown Brothers Harriman & Co.
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Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

SOI-USAN-0704
1.786807.101

Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.7	6.3
American International Group, Inc.	6.1	5.2
Microsoft Corp.	4.9	3.6
Pfizer, Inc.	4.6	1.4
Fannie Mae	4.5	3.6
Clear Channel Communications, Inc.	4.3	4.9
Home Depot, Inc.	4.3	4.2
Citigroup, Inc.	3.8	4.1
General Electric Co.	3.8	3.0
SBC Communications, Inc.	3.3	2.2
	46.3
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	22.0
Health Care	19.7	20.0
Information Technology	11.8	10.4
Consumer Discretionary	10.8	12.2
Consumer Staples	8.4	9.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 96.1%		Stocks 93.4%
	Convertible Securities 0.7%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	2.3%	** Foreign investments	2.5%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	667,400	$ 17,619
Media - 5.7%
Clear Channel Communications, Inc.	5,268,400	209,155
Lamar Advertising Co. Class A (a)	301,800	12,335
McGraw-Hill Companies, Inc.	116,500	9,078
News Corp. Ltd. sponsored ADR	778,900	26,529
Time Warner, Inc. (a)	1,105,086	18,831
		275,928
Multiline Retail - 0.1%
Kohl's Corp. (a)	93,500	4,447
Specialty Retail - 4.5%
Home Depot, Inc.	5,717,495	205,372
Limited Brands, Inc.	226,550	4,372
Office Depot, Inc. (a)	84,400	1,379
Staples, Inc.	223,400	6,161
		217,284
TOTAL CONSUMER DISCRETIONARY		515,278
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
PepsiCo, Inc.	451,035	24,072
The Coca-Cola Co.	771,600	39,622
		63,694
Food & Staples Retailing - 4.4%
CVS Corp.	2,462,600	102,641
Safeway, Inc. (a)	2,220,900	50,104
Wal-Mart Stores, Inc.	1,104,700	61,565
		214,310
Household Products - 0.4%
Kimberly-Clark Corp.	66,300	4,369
Procter & Gamble Co.	120,900	13,035
		17,404
Personal Products - 1.1%
Alberto-Culver Co.	1,043,600	49,070
Estee Lauder Companies, Inc. Class A	72,400	3,315
		52,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	1,181,320	$ 56,668
TOTAL CONSUMER STAPLES		404,461
ENERGY - 4.6%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.	1,121,600	25,337
ENSCO International, Inc.	958,290	25,529
GlobalSantaFe Corp.	1,346,547	33,839
Nabors Industries Ltd. (a)	181,700	7,522
Transocean, Inc. (a)	1,255,900	33,570
		125,797
Oil & Gas - 2.0%
ChevronTexaco Corp.	444,300	40,165
ConocoPhillips	555,542	40,738
Exxon Mobil Corp.	344,000	14,878
		95,781
TOTAL ENERGY		221,578
FINANCIALS - 25.8%
Capital Markets - 3.3%
Greenhill & Co., Inc.	2,500	51
Merrill Lynch & Co., Inc.	827,300	46,991
Morgan Stanley	2,005,100	107,293
Nuveen Investments, Inc. Class A	163,400	4,288
		158,623
Commercial Banks - 3.7%
Bank of America Corp.	1,430,320	118,903
Bank One Corp.	1,112,300	53,891
Synovus Financial Corp.	321,400	8,276
		181,070
Consumer Finance - 0.1%
MBNA Corp.	258,700	6,571
Diversified Financial Services - 3.8%
Citigroup, Inc.	3,953,086	183,542
Insurance - 9.2%
AFLAC, Inc.	98,000	3,979
Allmerica Financial Corp. (a)	63,600	2,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	306,100	$ 21,167
American International Group, Inc.	4,031,192	295,486
Hartford Financial Services Group, Inc.	806,400	53,319
MBIA, Inc.	284,900	15,781
MetLife, Inc.	979,400	34,818
PartnerRe Ltd.	90,300	5,046
St. Paul Travelers Companies, Inc.	273,642	10,858
		442,499
Thrifts & Mortgage Finance - 5.7%
Fannie Mae	3,177,680	215,129
Greenpoint Financial Corp.	145,400	5,831
MGIC Investment Corp.	396,930	28,976
New York Community Bancorp, Inc.	968,100	22,673
Sovereign Bancorp, Inc.	61,200	1,331
		273,940
TOTAL FINANCIALS		1,246,245
HEALTH CARE - 19.6%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	1,388,600	43,658
Respironics, Inc. (a)	95,200	5,064
		48,722
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	4,743,705	321,189
Henry Schein, Inc. (a)	85,400	5,735
		326,924
Pharmaceuticals - 11.8%
Johnson & Johnson	1,985,400	110,607
Merck & Co., Inc.	1,531,100	72,421
Pfizer, Inc.	6,269,300	221,557
Recordati Spa	79,300	1,542
Schering-Plough Corp.	1,395,060	23,577
Wyeth	3,939,300	141,815
		571,519
TOTAL HEALTH CARE		947,165
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	149,400	$ 7,401
United Technologies Corp.	199,700	16,897
		24,298
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	137,900	3,791
ChoicePoint, Inc. (a)	306,533	13,258
NCO Group, Inc. (a)	341,700	8,471
		25,520
Industrial Conglomerates - 5.2%
General Electric Co.	5,863,020	182,457
Tyco International Ltd.	2,259,500	69,570
		252,027
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	402,900	26,309
Road & Rail - 0.2%
CSX Corp.	211,600	6,687
Union Pacific Corp.	77,600	4,526
		11,213
TOTAL INDUSTRIALS		339,367
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,702,100	37,702
Comverse Technology, Inc. (a)	652,500	11,530
Motorola, Inc.	1,273,280	25,173
		74,405
Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,737,200	61,115
Diebold, Inc.	103,400	5,080
Hewlett-Packard Co.	1,412,400	29,999
Sun Microsystems, Inc. (a)	1,314,300	5,559
		101,753
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (a)	534,600	9,388
Jabil Circuit, Inc. (a)	259,500	7,346
Sanmina-SCI Corp. (a)	567,300	6,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	2,110,100	$ 11,606
Thermo Electron Corp. (a)	142,900	4,398
		38,740
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	340,100	16,944
First Data Corp.	631,500	27,338
		44,282
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	1,039,860	29,688
KLA-Tencor Corp. (a)	35,800	1,725
Lam Research Corp. (a)	218,200	5,483
Linear Technology Corp.	45,199	1,793
Novellus Systems, Inc. (a)	36,700	1,222
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	487,080	4,944
United Microelectronics Corp. sponsored ADR (a)	1,046,481	5,232
Xilinx, Inc.	30,700	1,120
		51,207
Software - 5.4%
BEA Systems, Inc. (a)	867,300	7,485
Microsoft Corp.	9,071,723	239,040
VERITAS Software Corp. (a)	486,400	12,938
		259,463
TOTAL INFORMATION TECHNOLOGY		569,850
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co.	524,100	20,912
Metals & Mining - 0.2%
Alcan, Inc.	238,000	9,466
Paper & Forest Products - 0.1%
Bowater, Inc.	55,400	2,340
International Paper Co.	45,900	1,925
		4,265
TOTAL MATERIALS		34,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.3%
BellSouth Corp.	1,505,900	$ 37,587
Qwest Communications International, Inc. (a)	7,041,600	26,406
SBC Communications, Inc.	6,789,200	160,904
Verizon Communications, Inc.	2,325,450	80,414
		305,311
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	772,500	17,868
TOTAL TELECOMMUNICATION SERVICES		323,179
UTILITIES - 0.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	444,900	17,351
PG&E Corp. (a)	514,300	14,658
		32,009
Gas Utilities - 0.1%
NiSource, Inc.	141,000	2,857
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	61,100	2,576
TOTAL UTILITIES		37,442
TOTAL COMMON STOCKS (Cost $4,460,382)		4,639,208
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	106,600	5,357
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,421)		5,357
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	$ 2,423	$ 3,760
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	11,630	17,774
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Service Corp. International (SCI) 6.75% 6/22/08	2,050	2,178
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	2,130	1,869
TOTAL CONVERTIBLE BONDS		25,581
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	461	478
9.5% 6/1/09	153	159
		637
TOTAL CORPORATE BONDS (Cost $20,069)		26,218
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 1.09% (b) (Cost $180,177)	180,177,173	$ 180,177
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,666,049)		4,850,960
NET OTHER ASSETS - (0.5)%		(22,570)
NET ASSETS - 100%		$ 4,828,390
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,760,000 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,415,844,000 and $807,299,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45,000 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $147,886,000 of which $36,944,000 and $110,942,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,314) (cost $4,666,049) - See accompanying schedule		$ 4,850,960
Receivable for investments sold		11,835
Receivable for fund shares sold		10,168
Dividends receivable		4,362
Interest receivable		444
Prepaid expenses		11
Other receivables		268
Total assets		4,878,048

Liabilities
Payable for investments purchased	$ 3,185
Payable for fund shares redeemed	6,001
Accrued management fee	2,284
Distribution fees payable	2,037
Other affiliated payables	1,018
Other payables and accrued expenses	103
Collateral on securities loaned, at value	35,030
Total liabilities		49,658

Net Assets		$ 4,828,390
Net Assets consist of:
Paid in capital		$ 4,757,176
Undistributed net investment income		2,741
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,912
Net Assets		$ 4,828,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,867 ÷ 38,052 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($2,486,181 ÷ 220,716 shares)	$ 11.26

Maximum offering price per share (100/96.50 of $11.26)	$ 11.67
Class B: Net Asset Value and offering price per share ($589,800 ÷ 53,396 shares) A	$ 11.05

Class C: Net Asset Value and offering price per share ($527,878 ÷ 47,713 shares) A	$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($793,664 ÷ 69,445 shares)	$ 11.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 35,139
Interest		1,614
Security lending		71
Total income		36,824

Expenses
Management fee	$ 13,289
Transfer agent fees	5,347
Distribution fees	12,006
Accounting and security lending fees	532
Non-interested trustees' compensation	11
Custodian fees and expenses	45
Registration fees	200
Audit	31
Legal	5
Miscellaneous	33
Total expenses before reductions	31,499
Expense reductions	(336)	31,163
Net investment income (loss)		5,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,555
Foreign currency transactions	(5)
Total net realized gain (loss)		52,550
Change in net unrealized appreciation (depreciation) on: Investment securities	207,083
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		207,084
Net gain (loss)		259,634
Net increase (decrease) in net assets resulting from operations		$ 265,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,661	$ 12,153
Net realized gain (loss)	52,550	52,006
Change in net unrealized appreciation (depreciation)	207,084	199,396
Net increase (decrease) in net assets resulting from operations	265,295	263,555
Distributions to shareholders from net investment income	(15,213)	(12,345)
Share transactions - net increase (decrease)	541,347	841,914
Total increase (decrease) in net assets	791,429	1,093,124

Net Assets
Beginning of period	4,036,961	2,943,837
End of period (including undistributed net investment income of $2,741 and undistributed net investment income of $12,293, respectively)	$ 4,828,390	$ 4,036,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07 H	.06	.02	.01
Net realized and unrealized gain (loss)	.68	.70	(1.65) H	(.35)	1.11	.73
Total from investment operations	.71	.76	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.06)	(.06)	(.03)	-	-	-
Net asset value, end of period	$ 11.32	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total Return B, C, D	6.67%	7.70%	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.14%	1.16%	1.13%	1.16%	1.25% A
Expenses net of voluntary waivers, if any	1.14% A	1.14%	1.16%	1.13%	1.16%	1.25% A
Expenses net of all reductions	1.12% A	1.11%	1.11%	1.10%	1.13%	1.23% A
Net investment income (loss)	.47% A	.61%	.73% H	.50%	.15%	.10% A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 331	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.05 H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	.68	.69	(1.64) H	(.35)	1.12	.73
Total from investment operations	.70	.73	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.04)	(.04)	(.01)	-	-	-
Net asset value, end of period	$ 11.26	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total Return B, C, D	6.61%	7.42%	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.32% A	1.35%	1.36%	1.34%	1.38%	1.46% A
Expenses net of voluntary waivers, if any	1.32% A	1.35%	1.36%	1.34%	1.38%	1.46% A
Expenses net of all reductions	1.31% A	1.32%	1.32%	1.31%	1.35%	1.45% A
Net investment income (loss)	.29% A	.40%	.53% H	.29%	(.07)%	(.12)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,486	$ 2,091	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	- H, I	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	.68	.69	(1.63) H	(.33)	1.10	.73
Total from investment operations	.66	.67	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 11.05	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total Return B, C, D	6.35%	6.89%	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93% A	1.92%	1.91%	1.88%	1.89%	1.97% A
Expenses net of voluntary waivers, if any	1.93% A	1.92%	1.91%	1.88%	1.89%	1.97% A
Expenses net of all reductions	1.92% A	1.90%	1.87%	1.85%	1.86%	1.96% A
Net investment income (loss)	(.32)% A	(.17)%	(.02)% H	(.25)%	(.58)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 590	$ 538	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	- H, I	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.67	.68	(1.62) H	(.35)	1.10	.74
Total from investment operations	.66	.67	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 11.06	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total Return B, C, D	6.35%	6.89%	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.87%	1.87%	1.84%	1.86%	1.96% A
Expenses net of voluntary waivers, if any	1.87% A	1.87%	1.87%	1.84%	1.86%	1.96% A
Expenses net of all reductions	1.86% A	1.84%	1.82%	1.81%	1.83%	1.94% A
Net investment income (loss)	(.26)% A	(.12)%	.02% H	(.21)%	(.55)%	(.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 460	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.11 G	.10	.06	.04
Net realized and unrealized gain (loss)	.69	.71	(1.67) G	(.35)	1.12	.73
Total from investment operations	.74	.81	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.09)	(.10)	(.07)	-	-	-
Net asset value, end of period	$ 11.43	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total Return B, C	6.89%	8.18%	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.81% A	.77%	.78%	.78%	.81%	.95% A
Expenses net of voluntary waivers, if any	.81% A	.77%	.78%	.78%	.81%	.95% A
Expenses net of all reductions	.79% A	.74%	.73%	.76%	.78%	.93% A
Net investment income (loss)	.80% A	.98%	1.11% G	.85%	.50%	.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 617	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 420,276	|
Unrealized depreciation	(254,865)
Net unrealized appreciation (depreciation)	$ 165,411
Cost for federal income tax purposes	$ 4,685,549

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 493	$ 1
Class T	.25%	.25%	5,996	96
Class B	.75%	.25%	2,940	2,205
Class C	.75%	.25%	2,577	755
			$ 12,006	$ 3,057

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 349
Class T	109
Class B*	626
Class C*	36
$ 1,120

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 545	.28*
Class T	2,501	.21*
Class B	941	.32*
Class C	664	.26*
Institutional Class	696	.19*
	$ 5,347

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,183 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $336 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 1,908	$ 1,347
Class T	8,039	6,019
Institutional Class	5,266	4,979
Total	$ 15,213	$ 12,345

Semiannual Report

9. Other Information.

At the end of the period one otherwise unaffiliated shareholder was the owner of record of 22%, of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	10,536	15,185	$ 119,888	$ 151,524
Reinvestment of distributions	155	130	1,718	1,228
Shares redeemed	(3,644)	(6,428)	(41,549)	(63,400)
Net increase (decrease)	7,047	8,887	$ 80,057	$ 89,352
Class T
Shares sold	39,546	74,688	$ 446,440	$ 734,946
Reinvestment of distributions	710	619	7,810	5,820
Shares redeemed	(16,759)	(26,173)	(190,037)	(255,469)
Net increase (decrease)	23,497	49,134	$ 264,213	$ 485,297
Class B
Shares sold	6,118	15,722	$ 68,092	$ 153,002
Shares redeemed	(4,530)	(8,181)	(50,311)	(77,249)
Net increase (decrease)	1,588	7,541	$ 17,781	$ 75,753
Class C
Shares sold	7,339	17,182	$ 81,801	$ 168,214
Shares redeemed	(3,846)	(7,520)	(42,801)	(71,751)
Net increase (decrease)	3,493	9,662	$ 39,000	$ 96,463
Institutional Class
Shares sold	21,563	29,639	$ 247,409	$ 297,996
Reinvestment of distributions	196	172	2,183	1,639
Shares redeemed	(9,586)	(21,157)	(109,296)	(204,586)
Net increase (decrease)	12,173	8,654	$ 140,296	$ 95,049

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADGFI-USAN-0704
1.786780.101

Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.7	6.3
American International Group, Inc.	6.1	5.2
Microsoft Corp.	4.9	3.6
Pfizer, Inc.	4.6	1.4
Fannie Mae	4.5	3.6
Clear Channel Communications, Inc.	4.3	4.9
Home Depot, Inc.	4.3	4.2
Citigroup, Inc.	3.8	4.1
General Electric Co.	3.8	3.0
SBC Communications, Inc.	3.3	2.2
	46.3
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	22.0
Health Care	19.7	20.0
Information Technology	11.8	10.4
Consumer Discretionary	10.8	12.2
Consumer Staples	8.4	9.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 96.1%		Stocks 93.4%
	Convertible Securities 0.7%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	2.3%	** Foreign investments	2.5%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	667,400	$ 17,619
Media - 5.7%
Clear Channel Communications, Inc.	5,268,400	209,155
Lamar Advertising Co. Class A (a)	301,800	12,335
McGraw-Hill Companies, Inc.	116,500	9,078
News Corp. Ltd. sponsored ADR	778,900	26,529
Time Warner, Inc. (a)	1,105,086	18,831
		275,928
Multiline Retail - 0.1%
Kohl's Corp. (a)	93,500	4,447
Specialty Retail - 4.5%
Home Depot, Inc.	5,717,495	205,372
Limited Brands, Inc.	226,550	4,372
Office Depot, Inc. (a)	84,400	1,379
Staples, Inc.	223,400	6,161
		217,284
TOTAL CONSUMER DISCRETIONARY		515,278
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
PepsiCo, Inc.	451,035	24,072
The Coca-Cola Co.	771,600	39,622
		63,694
Food & Staples Retailing - 4.4%
CVS Corp.	2,462,600	102,641
Safeway, Inc. (a)	2,220,900	50,104
Wal-Mart Stores, Inc.	1,104,700	61,565
		214,310
Household Products - 0.4%
Kimberly-Clark Corp.	66,300	4,369
Procter & Gamble Co.	120,900	13,035
		17,404
Personal Products - 1.1%
Alberto-Culver Co.	1,043,600	49,070
Estee Lauder Companies, Inc. Class A	72,400	3,315
		52,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	1,181,320	$ 56,668
TOTAL CONSUMER STAPLES		404,461
ENERGY - 4.6%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.	1,121,600	25,337
ENSCO International, Inc.	958,290	25,529
GlobalSantaFe Corp.	1,346,547	33,839
Nabors Industries Ltd. (a)	181,700	7,522
Transocean, Inc. (a)	1,255,900	33,570
		125,797
Oil & Gas - 2.0%
ChevronTexaco Corp.	444,300	40,165
ConocoPhillips	555,542	40,738
Exxon Mobil Corp.	344,000	14,878
		95,781
TOTAL ENERGY		221,578
FINANCIALS - 25.8%
Capital Markets - 3.3%
Greenhill & Co., Inc.	2,500	51
Merrill Lynch & Co., Inc.	827,300	46,991
Morgan Stanley	2,005,100	107,293
Nuveen Investments, Inc. Class A	163,400	4,288
		158,623
Commercial Banks - 3.7%
Bank of America Corp.	1,430,320	118,903
Bank One Corp.	1,112,300	53,891
Synovus Financial Corp.	321,400	8,276
		181,070
Consumer Finance - 0.1%
MBNA Corp.	258,700	6,571
Diversified Financial Services - 3.8%
Citigroup, Inc.	3,953,086	183,542
Insurance - 9.2%
AFLAC, Inc.	98,000	3,979
Allmerica Financial Corp. (a)	63,600	2,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	306,100	$ 21,167
American International Group, Inc.	4,031,192	295,486
Hartford Financial Services Group, Inc.	806,400	53,319
MBIA, Inc.	284,900	15,781
MetLife, Inc.	979,400	34,818
PartnerRe Ltd.	90,300	5,046
St. Paul Travelers Companies, Inc.	273,642	10,858
		442,499
Thrifts & Mortgage Finance - 5.7%
Fannie Mae	3,177,680	215,129
Greenpoint Financial Corp.	145,400	5,831
MGIC Investment Corp.	396,930	28,976
New York Community Bancorp, Inc.	968,100	22,673
Sovereign Bancorp, Inc.	61,200	1,331
		273,940
TOTAL FINANCIALS		1,246,245
HEALTH CARE - 19.6%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	1,388,600	43,658
Respironics, Inc. (a)	95,200	5,064
		48,722
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	4,743,705	321,189
Henry Schein, Inc. (a)	85,400	5,735
		326,924
Pharmaceuticals - 11.8%
Johnson & Johnson	1,985,400	110,607
Merck & Co., Inc.	1,531,100	72,421
Pfizer, Inc.	6,269,300	221,557
Recordati Spa	79,300	1,542
Schering-Plough Corp.	1,395,060	23,577
Wyeth	3,939,300	141,815
		571,519
TOTAL HEALTH CARE		947,165
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	149,400	$ 7,401
United Technologies Corp.	199,700	16,897
		24,298
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	137,900	3,791
ChoicePoint, Inc. (a)	306,533	13,258
NCO Group, Inc. (a)	341,700	8,471
		25,520
Industrial Conglomerates - 5.2%
General Electric Co.	5,863,020	182,457
Tyco International Ltd.	2,259,500	69,570
		252,027
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	402,900	26,309
Road & Rail - 0.2%
CSX Corp.	211,600	6,687
Union Pacific Corp.	77,600	4,526
		11,213
TOTAL INDUSTRIALS		339,367
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,702,100	37,702
Comverse Technology, Inc. (a)	652,500	11,530
Motorola, Inc.	1,273,280	25,173
		74,405
Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,737,200	61,115
Diebold, Inc.	103,400	5,080
Hewlett-Packard Co.	1,412,400	29,999
Sun Microsystems, Inc. (a)	1,314,300	5,559
		101,753
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (a)	534,600	9,388
Jabil Circuit, Inc. (a)	259,500	7,346
Sanmina-SCI Corp. (a)	567,300	6,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	2,110,100	$ 11,606
Thermo Electron Corp. (a)	142,900	4,398
		38,740
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	340,100	16,944
First Data Corp.	631,500	27,338
		44,282
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	1,039,860	29,688
KLA-Tencor Corp. (a)	35,800	1,725
Lam Research Corp. (a)	218,200	5,483
Linear Technology Corp.	45,199	1,793
Novellus Systems, Inc. (a)	36,700	1,222
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	487,080	4,944
United Microelectronics Corp. sponsored ADR (a)	1,046,481	5,232
Xilinx, Inc.	30,700	1,120
		51,207
Software - 5.4%
BEA Systems, Inc. (a)	867,300	7,485
Microsoft Corp.	9,071,723	239,040
VERITAS Software Corp. (a)	486,400	12,938
		259,463
TOTAL INFORMATION TECHNOLOGY		569,850
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co.	524,100	20,912
Metals & Mining - 0.2%
Alcan, Inc.	238,000	9,466
Paper & Forest Products - 0.1%
Bowater, Inc.	55,400	2,340
International Paper Co.	45,900	1,925
		4,265
TOTAL MATERIALS		34,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.3%
BellSouth Corp.	1,505,900	$ 37,587
Qwest Communications International, Inc. (a)	7,041,600	26,406
SBC Communications, Inc.	6,789,200	160,904
Verizon Communications, Inc.	2,325,450	80,414
		305,311
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	772,500	17,868
TOTAL TELECOMMUNICATION SERVICES		323,179
UTILITIES - 0.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	444,900	17,351
PG&E Corp. (a)	514,300	14,658
		32,009
Gas Utilities - 0.1%
NiSource, Inc.	141,000	2,857
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	61,100	2,576
TOTAL UTILITIES		37,442
TOTAL COMMON STOCKS (Cost $4,460,382)		4,639,208
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	106,600	5,357
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,421)		5,357
Corporate Bonds - 0.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	$ 2,423	$ 3,760
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	11,630	17,774
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Service Corp. International (SCI) 6.75% 6/22/08	2,050	2,178
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	2,130	1,869
TOTAL CONVERTIBLE BONDS		25,581
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	461	478
9.5% 6/1/09	153	159
		637
TOTAL CORPORATE BONDS (Cost $20,069)		26,218
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 1.09% (b) (Cost $180,177)	180,177,173	$ 180,177
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,666,049)		4,850,960
NET OTHER ASSETS - (0.5)%		(22,570)
NET ASSETS - 100%		$ 4,828,390
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,760,000 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,415,844,000 and $807,299,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45,000 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $147,886,000 of which $36,944,000 and $110,942,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,314) (cost $4,666,049) - See accompanying schedule		$ 4,850,960
Receivable for investments sold		11,835
Receivable for fund shares sold		10,168
Dividends receivable		4,362
Interest receivable		444
Prepaid expenses		11
Other receivables		268
Total assets		4,878,048

Liabilities
Payable for investments purchased	$ 3,185
Payable for fund shares redeemed	6,001
Accrued management fee	2,284
Distribution fees payable	2,037
Other affiliated payables	1,018
Other payables and accrued expenses	103
Collateral on securities loaned, at value	35,030
Total liabilities		49,658

Net Assets		$ 4,828,390
Net Assets consist of:
Paid in capital		$ 4,757,176
Undistributed net investment income		2,741
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,912
Net Assets		$ 4,828,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,867 ÷ 38,052 shares)	$ 11.32

Maximum offering price per share (100/94.25 of $11.32)	$ 12.01
Class T: Net Asset Value and redemption price per share ($2,486,181 ÷ 220,716 shares)	$ 11.26

Maximum offering price per share (100/96.50 of $11.26)	$ 11.67
Class B: Net Asset Value and offering price per share ($589,800 ÷ 53,396 shares) A	$ 11.05

Class C: Net Asset Value and offering price per share ($527,878 ÷ 47,713 shares) A	$ 11.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($793,664 ÷ 69,445 shares)	$ 11.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 35,139
Interest		1,614
Security lending		71
Total income		36,824

Expenses
Management fee	$ 13,289
Transfer agent fees	5,347
Distribution fees	12,006
Accounting and security lending fees	532
Non-interested trustees' compensation	11
Custodian fees and expenses	45
Registration fees	200
Audit	31
Legal	5
Miscellaneous	33
Total expenses before reductions	31,499
Expense reductions	(336)	31,163
Net investment income (loss)		5,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,555
Foreign currency transactions	(5)
Total net realized gain (loss)		52,550
Change in net unrealized appreciation (depreciation) on: Investment securities	207,083
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		207,084
Net gain (loss)		259,634
Net increase (decrease) in net assets resulting from operations		$ 265,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,661	$ 12,153
Net realized gain (loss)	52,550	52,006
Change in net unrealized appreciation (depreciation)	207,084	199,396
Net increase (decrease) in net assets resulting from operations	265,295	263,555
Distributions to shareholders from net investment income	(15,213)	(12,345)
Share transactions - net increase (decrease)	541,347	841,914
Total increase (decrease) in net assets	791,429	1,093,124

Net Assets
Beginning of period	4,036,961	2,943,837
End of period (including undistributed net investment income of $2,741 and undistributed net investment income of $12,293, respectively)	$ 4,828,390	$ 4,036,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.07 H	.06	.02	.01
Net realized and unrealized gain (loss)	.68	.70	(1.65) H	(.35)	1.11	.73
Total from investment operations	.71	.76	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.06)	(.06)	(.03)	-	-	-
Net asset value, end of period	$ 11.32	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total Return B, C, D	6.67%	7.70%	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.14%	1.16%	1.13%	1.16%	1.25% A
Expenses net of voluntary waivers, if any	1.14% A	1.14%	1.16%	1.13%	1.16%	1.25% A
Expenses net of all reductions	1.12% A	1.11%	1.11%	1.10%	1.13%	1.23% A
Net investment income (loss)	.47% A	.61%	.73% H	.50%	.15%	.10% A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 331	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.05 H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	.68	.69	(1.64) H	(.35)	1.12	.73
Total from investment operations	.70	.73	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.04)	(.04)	(.01)	-	-	-
Net asset value, end of period	$ 11.26	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total Return B, C, D	6.61%	7.42%	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.32% A	1.35%	1.36%	1.34%	1.38%	1.46% A
Expenses net of voluntary waivers, if any	1.32% A	1.35%	1.36%	1.34%	1.38%	1.46% A
Expenses net of all reductions	1.31% A	1.32%	1.32%	1.31%	1.35%	1.45% A
Net investment income (loss)	.29% A	.40%	.53% H	.29%	(.07)%	(.12)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,486	$ 2,091	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	- H, I	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	.68	.69	(1.63) H	(.33)	1.10	.73
Total from investment operations	.66	.67	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 11.05	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total Return B, C, D	6.35%	6.89%	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93% A	1.92%	1.91%	1.88%	1.89%	1.97% A
Expenses net of voluntary waivers, if any	1.93% A	1.92%	1.91%	1.88%	1.89%	1.97% A
Expenses net of all reductions	1.92% A	1.90%	1.87%	1.85%	1.86%	1.96% A
Net investment income (loss)	(.32)% A	(.17)%	(.02)% H	(.25)%	(.58)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 590	$ 538	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	- H, I	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.67	.68	(1.62) H	(.35)	1.10	.74
Total from investment operations	.66	.67	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 11.06	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total Return B, C, D	6.35%	6.89%	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.87%	1.87%	1.84%	1.86%	1.96% A
Expenses net of voluntary waivers, if any	1.87% A	1.87%	1.87%	1.84%	1.86%	1.96% A
Expenses net of all reductions	1.86% A	1.84%	1.82%	1.81%	1.83%	1.94% A
Net investment income (loss)	(.26)% A	(.12)%	.02% H	(.21)%	(.55)%	(.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 460	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.11 G	.10	.06	.04
Net realized and unrealized gain (loss)	.69	.71	(1.67) G	(.35)	1.12	.73
Total from investment operations	.74	.81	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.09)	(.10)	(.07)	-	-	-
Net asset value, end of period	$ 11.43	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total Return B, C	6.89%	8.18%	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.81% A	.77%	.78%	.78%	.81%	.95% A
Expenses net of voluntary waivers, if any	.81% A	.77%	.78%	.78%	.81%	.95% A
Expenses net of all reductions	.79% A	.74%	.73%	.76%	.78%	.93% A
Net investment income (loss)	.80% A	.98%	1.11% G	.85%	.50%	.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 794	$ 617	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	37% A	41%	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 420,276	|
Unrealized depreciation	(254,865)
Net unrealized appreciation (depreciation)	$ 165,411
Cost for federal income tax purposes	$ 4,685,549

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 493	$ 1
Class T	.25%	.25%	5,996	96
Class B	.75%	.25%	2,940	2,205
Class C	.75%	.25%	2,577	755
			$ 12,006	$ 3,057

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 349
Class T	109
Class B*	626
Class C*	36
$ 1,120

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 545	.28*
Class T	2,501	.21*
Class B	941	.32*
Class C	664	.26*
Institutional Class	696	.19*
	$ 5,347

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,183 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $336 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 1,908	$ 1,347
Class T	8,039	6,019
Institutional Class	5,266	4,979
Total	$ 15,213	$ 12,345

Semiannual Report

9. Other Information.

At the end of the period one otherwise unaffiliated shareholder was the owner of record of 22%, of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	10,536	15,185	$ 119,888	$ 151,524
Reinvestment of distributions	155	130	1,718	1,228
Shares redeemed	(3,644)	(6,428)	(41,549)	(63,400)
Net increase (decrease)	7,047	8,887	$ 80,057	$ 89,352
Class T
Shares sold	39,546	74,688	$ 446,440	$ 734,946
Reinvestment of distributions	710	619	7,810	5,820
Shares redeemed	(16,759)	(26,173)	(190,037)	(255,469)
Net increase (decrease)	23,497	49,134	$ 264,213	$ 485,297
Class B
Shares sold	6,118	15,722	$ 68,092	$ 153,002
Shares redeemed	(4,530)	(8,181)	(50,311)	(77,249)
Net increase (decrease)	1,588	7,541	$ 17,781	$ 75,753
Class C
Shares sold	7,339	17,182	$ 81,801	$ 168,214
Shares redeemed	(3,846)	(7,520)	(42,801)	(71,751)
Net increase (decrease)	3,493	9,662	$ 39,000	$ 96,463
Institutional Class
Shares sold	21,563	29,639	$ 247,409	$ 297,996
Reinvestment of distributions	196	172	2,183	1,639
Shares redeemed	(9,586)	(21,157)	(109,296)	(204,586)
Net increase (decrease)	12,173	8,654	$ 140,296	$ 95,049

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADGF-USAN-0704
1.786779.101

Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.4	0.0
Clear Channel Communications, Inc.	4.0	4.5
Viacom, Inc. Class B (non-vtg.)	3.7	4.4
Yahoo!, Inc.	3.4	1.9
Telefonaktiebolaget LM Ericsson ADR	3.4	0.0
Siebel Systems, Inc.	3.4	1.2
American Express Co.	3.1	2.7
Nabors Industries Ltd.	3.0	2.0
Crown Castle International Corp.	2.7	3.0
First Data Corp.	2.4	3.7
	34.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.0	35.1
Consumer Discretionary	19.3	15.3
Health Care	18.2	9.2
Financials	10.7	20.1
Industrials	7.9	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.1%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	21.9%	** Foreign investments	16.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.1%
Gentex Corp.	1,900	$ 72,200
Hotels, Restaurants & Leisure - 5.0%
Carnival Corp. unit	37,700	1,606,397
Kerzner International Ltd. (a)	28,100	1,191,440
McDonald's Corp.	26,900	710,160
		3,507,997
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	13,100	632,599
Media - 9.6%
Clear Channel Communications, Inc.	70,600	2,802,820
Radio One, Inc. Class D (non-vtg.) (a)	77,525	1,339,632
Viacom, Inc. Class B (non-vtg.)	69,100	2,549,099
		6,691,551
Specialty Retail - 3.7%
Best Buy Co., Inc.	13,900	733,364
Ross Stores, Inc.	10,000	261,900
The Pep Boys - Manny, Moe & Jack	15,700	384,493
Weight Watchers International, Inc. (a)	35,500	1,237,175
		2,616,932
TOTAL CONSUMER DISCRETIONARY		13,521,279
ENERGY - 5.0%
Energy Equipment & Services - 5.0%
BJ Services Co. (a)	33,300	1,394,937
Nabors Industries Ltd. (a)	50,700	2,098,980
		3,493,917
FINANCIALS - 10.7%
Commercial Banks - 1.7%
Wells Fargo & Co.	19,500	1,146,600
Consumer Finance - 3.1%
American Express Co.	43,000	2,180,100
Diversified Financial Services - 1.9%
Citigroup, Inc.	29,200	1,355,756
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 4.0%
AFLAC, Inc.	30,800	$ 1,250,480
American International Group, Inc.	21,100	1,546,630
		2,797,110
TOTAL FINANCIALS		7,479,566
HEALTH CARE - 18.2%
Biotechnology - 2.7%
Angiotech Pharmaceuticals, Inc. (a)	36,400	805,294
QLT, Inc. (a)	45,800	1,060,015
		1,865,309
Health Care Equipment & Supplies - 1.1%
ResMed, Inc. (a)	15,300	777,240
Health Care Providers & Services - 4.9%
Health Management Associates, Inc. Class A	37,200	818,028
Henry Schein, Inc. (a)	11,200	752,192
Tenet Healthcare Corp. (a)	69,200	824,864
UnitedHealth Group, Inc.	15,800	1,030,950
		3,426,034
Pharmaceuticals - 9.5%
Barr Pharmaceuticals, Inc. (a)	1,600	69,792
Elan Corp. PLC sponsored ADR (a)	66,500	1,562,085
Pfizer, Inc.	107,100	3,784,915
Schering-Plough Corp.	76,000	1,284,400
		6,701,192
TOTAL HEALTH CARE		12,769,775
INDUSTRIALS - 7.9%
Airlines - 0.8%
AirTran Holdings, Inc. (a)	39,100	544,272
Commercial Services & Supplies - 4.5%
Monster Worldwide, Inc. (a)	60,900	1,541,379
Robert Half International, Inc.	1,400	39,172
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	52,100	776,811
Universal Technical Institute, Inc.	19,500	795,210
		3,152,572
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
3M Co.	12,700	$ 1,073,912
Tyco International Ltd.	24,400	751,276
		1,825,188
TOTAL INDUSTRIALS		5,522,032
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 7.2%
Andrew Corp. (a)	14,400	282,960
Cisco Systems, Inc. (a)	63,800	1,413,170
Research in Motion Ltd. (a)	8,300	995,419
Telefonaktiebolaget LM Ericsson ADR (a)	85,300	2,384,135
		5,075,684
Computers & Peripherals - 2.4%
Seagate Technology	110,200	1,355,460
UNOVA, Inc. (a)	16,500	286,275
		1,641,735
Internet Software & Services - 4.2%
SkillSoft PLC sponsored ADR (a)	54,600	546,000
Yahoo!, Inc. (a)	78,100	2,394,546
		2,940,546
IT Services - 4.2%
Ceridian Corp. (a)	10,200	228,480
First Data Corp.	38,400	1,662,336
Infosys Technologies Ltd.	9,408	1,048,250
		2,939,066
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	32,100	1,577,715
Sigmatel, Inc.	38,600	978,896
Texas Instruments, Inc.	21,000	548,310
		3,104,921
Software - 6.6%
Microsoft Corp.	57,000	1,501,950
Siebel Systems, Inc. (a)	220,621	2,382,707
Synopsys, Inc. (a)	25,900	766,640
		4,651,297
TOTAL INFORMATION TECHNOLOGY		20,353,249
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.5%
Chemicals - 0.9%
Nitto Denko Corp.	11,800	$ 639,920
Metals & Mining - 2.6%
Arch Coal, Inc.	29,800	968,500
Companhia Vale do Rio Doce sponsored ADR	16,400	831,480
		1,799,980
TOTAL MATERIALS		2,439,900
TELECOMMUNICATION SERVICES - 4.5%
Wireless Telecommunication Services - 4.5%
Crown Castle International Corp. (a)	129,500	1,907,535
Vodafone Group PLC sponsored ADR	53,800	1,278,288
		3,185,823
TOTAL COMMON STOCKS (Cost $63,143,952)		68,765,541
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.09% (b)	867,353	867,353
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,251,250	1,251,250
TOTAL MONEY MARKET FUNDS (Cost $2,118,603)		2,118,603
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $65,262,555)		70,884,144
NET OTHER ASSETS - (1.1)%		(754,049)
NET ASSETS - 100%		$ 70,130,095
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.1%
Canada	4.1%
Sweden	3.4%
Ireland	3.0%
Panama	2.3%
Cayman Islands	2.0%
United Kingdom	1.8%
Bahamas (Nassau)	1.7%
India	1.5%
Brazil	1.2%
Others (individually less than 1%)	0.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $48,889,203 and $49,708,032, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,627 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $3,373,000, all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,219,750) (cost $65,262,555) - See accompanying schedule		$ 70,884,144
Cash		2,830
Receivable for investments sold		528,216
Receivable for fund shares sold		73,160
Dividends receivable		70,232
Interest receivable		1,824
Prepaid expenses		209
Other receivables		17,748
Total assets		71,578,363

Liabilities
Payable for fund shares redeemed	$ 75,658
Accrued management fee	34,848
Distribution fees payable	38,439
Other affiliated payables	26,603
Other payables and accrued expenses	21,470
Collateral on securities loaned, at value	1,251,250
Total liabilities		1,448,268

Net Assets		$ 70,130,095
Net Assets consist of:
Paid in capital		$ 65,897,935
Accumulated net investment loss		(428,154)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(961,268)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,621,582
Net Assets		$ 70,130,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,497,188 ÷ 1,404,459 shares)	$ 10.32

Maximum offering price per share (100/94.25 of $10.32)	$ 10.95
Class T: Net Asset Value and redemption price per share ($23,207,117 ÷ 2,271,466 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($19,877,241 ÷ 1,977,596 shares)A	$ 10.05

Class C: Net Asset Value and offering price per share ($11,663,907 ÷ 1,160,571 shares)A	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,642 ÷ 84,433 shares)	$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 196,928
Interest		8,207
Security lending		6,804
Total income		211,939

Expenses
Management fee	$ 203,506
Transfer agent fees	142,795
Distribution fees	236,621
Accounting and security lending fees	19,004
Non-interested trustees' compensation	166
Custodian fees and expenses	14,488
Registration fees	28,184
Audit	19,394
Miscellaneous	1,528
Total expenses before reductions	665,686
Expense reductions	(25,593)	640,093
Net investment income (loss)		(428,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,551,688
Foreign currency transactions	21,455
Total net realized gain (loss)		2,573,143
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,879)
Assets and liabilities in foreign currencies	2,824
Total change in net unrealized appreciation (depreciation)		(83,055)
Net gain (loss)		2,490,088
Net increase (decrease) in net assets resulting from operations		$ 2,061,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (428,154)	$ (332,372)
Net realized gain (loss)	2,573,143	4,662,960
Change in net unrealized appreciation (depreciation)	(83,055)	579,665
Net increase (decrease) in net assets resulting from operations	2,061,934	4,910,253
Share transactions - net increase (decrease)	595,721	6,480,173
Total increase (decrease) in net assets	2,657,655	11,390,426

Net Assets
Beginning of period	67,472,440	56,082,014
End of period (including accumulated net investment loss of $428,154 and $0, respectively)	$ 70,130,095	$ 67,472,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.01)	.02	(.01)	.01
Net realized and unrealized gain (loss)	.39	.64	.94	(.52)	(1.10)
Total from investment operations	.35	.63	.96	(.53)	(1.09)
Net asset value, end of period	$ 10.32	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Total ReturnB,C,D	3.51%	6.75%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%A	1.51%	1.64%	1.78%	3.16%A
Expenses net of voluntary waivers, if any	1.42%A	1.51%	1.61%	1.75%	1.75%A
Expenses net of all reductions	1.35%A	1.33%	1.46%	1.74%	1.68%A
Net investment income (loss)	(.75)%A	(.11)%	.26%	(.13)%	.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,497	$ 11,917	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.04)	-H	(.04)	-H
Net realized and unrealized gain (loss)	.39	.65	.92	(.51)	(1.09)
Total from investment operations	.33	.61	.92	(.55)	(1.09)
Net asset value, end of period	$ 10.22	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Total ReturnB,C,D	3.34%	6.57%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.77%A	1.81%	1.93%	2.10%	3.41%A
Expenses net of voluntary waivers, if any	1.75%A	1.80%	1.90%	2.00%	2.00%A
Expenses net of all reductions	1.69%A	1.62%	1.75%	1.99%	1.93%A
Net investment income (loss)	(1.09)%A	(.40)%	(.03)%	(.38)%	.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,207	$ 24,343	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.08)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.38	.63	.93	(.51)	(1.09)
Total from investment operations	.30	.55	.89	(.59)	(1.10)
Net asset value, end of period	$ 10.05	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Total ReturnB,C,D	3.08%	5.98%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.22%A	2.25%	2.35%	2.56%	3.96%A
Expenses net of voluntary waivers, if any	2.22%A	2.25%	2.32%	2.50%	2.50%A
Expenses net of all reductions	2.16%A	2.08%	2.18%	2.49%	2.43%A
Net investment income (loss)	(1.56)%A	(.85)%	(.45)%	(.88)%	(.35)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,877	$ 18,657	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.07)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.38	.63	.93	(.51)	(1.10)
Total from investment operations	.30	.56	.89	(.59)	(1.11)
Net asset value, end of period	$ 10.05	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Total ReturnB,C,D	3.08%	6.09%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.16%A	2.21%	2.32%	2.51%	3.89%A
Expenses net of voluntary waivers, if any	2.16%A	2.21%	2.30%	2.50%	2.50%A
Expenses net of all reductions	2.09%A	2.04%	2.15%	2.49%	2.43%A
Net investment income (loss)	(1.49)%A	(.81)%	(.43)%	(.88)%	(.35)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,664	$ 11,501	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.40	.66	.93	(.52)	(1.10)
Total from investment operations	.38	.69	1.00	(.51)	(1.08)
Net asset value, end of period	$ 10.48	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Total ReturnB,C	3.76%	7.33%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.99%A	1.03%	1.15%	1.54%	3.11%A
Expenses net of voluntary waivers, if any	.99%A	1.03%	1.15%	1.50%	1.50%A
Expenses net of all reductions	.93%A	.86%	1.01%	1.49%	1.43%A
Net investment income (loss)	(.33)%A	.37%	.72%	.12%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 885	$ 1,054	$ 1,229	$ 791	$ 457
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,108,796	|
Unrealized depreciation	(2,638,268)
Net unrealized appreciation (depreciation)	$ 5,470,528
Cost for federal income tax purposes	$ 65,413,616

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 17,109	$ -
Class T	.25%	.25%	60,570	-
Class B	.75%	.25%	98,527	73,895
Class C	.75%	.25%	60,415	16,389
			$ 236,621	$ 90,284

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,082
Class T	6,678
Class B*	28,671
Class C*	682
$ 51,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 24,619	.36*
Class T	55,449	.46*
Class B	40,788	.41*
Class C	20,989	.35*
Institutional Class	950	.18*
	$ 142,795

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,186 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	1.75%	$ 1,792

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23,801 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	384,590	960,913	$ 4,035,760	$ 8,475,744
Shares redeemed	(174,935)	(402,559)	(1,828,057)	(3,770,864)
Net increase (decrease)	209,655	558,354	$ 2,207,703	$ 4,704,880
Class T
Shares sold	326,748	1,272,657	$ 3,399,327	$ 11,435,925
Shares redeemed	(516,796)	(1,471,034)	(5,324,166)	(13,631,674)
Net increase (decrease)	(190,048)	(198,377)	$ (1,924,839)	$ (2,195,749)
Class B
Shares sold	331,613	643,306	$ 3,400,224	$ 5,849,042
Shares redeemed	(267,204)	(429,438)	(2,714,619)	(3,883,786)
Net increase (decrease)	64,409	213,868	$ 685,605	$ 1,965,256
Class C
Shares sold	218,234	727,991	$ 2,245,015	$ 6,605,925
Shares redeemed	(237,588)	(483,442)	(2,410,157)	(4,353,278)
Net increase (decrease)	(19,354)	244,549	$ (165,142)	$ 2,252,647
Institutional Class
Shares sold	3,147	56,751	$ 33,650	$ 519,335
Shares redeemed	(23,075)	(82,963)	(241,256)	(766,196)
Net increase (decrease)	(19,928)	(26,212)	$ (207,606)	$ (246,861)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFIF-USAN-0704
1.786789.101

Fidelity® Advisor

Fifty

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.4	0.0
Clear Channel Communications, Inc.	4.0	4.5
Viacom, Inc. Class B (non-vtg.)	3.7	4.4
Yahoo!, Inc.	3.4	1.9
Telefonaktiebolaget LM Ericsson ADR	3.4	0.0
Siebel Systems, Inc.	3.4	1.2
American Express Co.	3.1	2.7
Nabors Industries Ltd.	3.0	2.0
Crown Castle International Corp.	2.7	3.0
First Data Corp.	2.4	3.7
	34.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.0	35.1
Consumer Discretionary	19.3	15.3
Health Care	18.2	9.2
Financials	10.7	20.1
Industrials	7.9	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.1%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	21.9%	** Foreign investments	16.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.1%
Gentex Corp.	1,900	$ 72,200
Hotels, Restaurants & Leisure - 5.0%
Carnival Corp. unit	37,700	1,606,397
Kerzner International Ltd. (a)	28,100	1,191,440
McDonald's Corp.	26,900	710,160
		3,507,997
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	13,100	632,599
Media - 9.6%
Clear Channel Communications, Inc.	70,600	2,802,820
Radio One, Inc. Class D (non-vtg.) (a)	77,525	1,339,632
Viacom, Inc. Class B (non-vtg.)	69,100	2,549,099
		6,691,551
Specialty Retail - 3.7%
Best Buy Co., Inc.	13,900	733,364
Ross Stores, Inc.	10,000	261,900
The Pep Boys - Manny, Moe & Jack	15,700	384,493
Weight Watchers International, Inc. (a)	35,500	1,237,175
		2,616,932
TOTAL CONSUMER DISCRETIONARY		13,521,279
ENERGY - 5.0%
Energy Equipment & Services - 5.0%
BJ Services Co. (a)	33,300	1,394,937
Nabors Industries Ltd. (a)	50,700	2,098,980
		3,493,917
FINANCIALS - 10.7%
Commercial Banks - 1.7%
Wells Fargo & Co.	19,500	1,146,600
Consumer Finance - 3.1%
American Express Co.	43,000	2,180,100
Diversified Financial Services - 1.9%
Citigroup, Inc.	29,200	1,355,756
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 4.0%
AFLAC, Inc.	30,800	$ 1,250,480
American International Group, Inc.	21,100	1,546,630
		2,797,110
TOTAL FINANCIALS		7,479,566
HEALTH CARE - 18.2%
Biotechnology - 2.7%
Angiotech Pharmaceuticals, Inc. (a)	36,400	805,294
QLT, Inc. (a)	45,800	1,060,015
		1,865,309
Health Care Equipment & Supplies - 1.1%
ResMed, Inc. (a)	15,300	777,240
Health Care Providers & Services - 4.9%
Health Management Associates, Inc. Class A	37,200	818,028
Henry Schein, Inc. (a)	11,200	752,192
Tenet Healthcare Corp. (a)	69,200	824,864
UnitedHealth Group, Inc.	15,800	1,030,950
		3,426,034
Pharmaceuticals - 9.5%
Barr Pharmaceuticals, Inc. (a)	1,600	69,792
Elan Corp. PLC sponsored ADR (a)	66,500	1,562,085
Pfizer, Inc.	107,100	3,784,915
Schering-Plough Corp.	76,000	1,284,400
		6,701,192
TOTAL HEALTH CARE		12,769,775
INDUSTRIALS - 7.9%
Airlines - 0.8%
AirTran Holdings, Inc. (a)	39,100	544,272
Commercial Services & Supplies - 4.5%
Monster Worldwide, Inc. (a)	60,900	1,541,379
Robert Half International, Inc.	1,400	39,172
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	52,100	776,811
Universal Technical Institute, Inc.	19,500	795,210
		3,152,572
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
3M Co.	12,700	$ 1,073,912
Tyco International Ltd.	24,400	751,276
		1,825,188
TOTAL INDUSTRIALS		5,522,032
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 7.2%
Andrew Corp. (a)	14,400	282,960
Cisco Systems, Inc. (a)	63,800	1,413,170
Research in Motion Ltd. (a)	8,300	995,419
Telefonaktiebolaget LM Ericsson ADR (a)	85,300	2,384,135
		5,075,684
Computers & Peripherals - 2.4%
Seagate Technology	110,200	1,355,460
UNOVA, Inc. (a)	16,500	286,275
		1,641,735
Internet Software & Services - 4.2%
SkillSoft PLC sponsored ADR (a)	54,600	546,000
Yahoo!, Inc. (a)	78,100	2,394,546
		2,940,546
IT Services - 4.2%
Ceridian Corp. (a)	10,200	228,480
First Data Corp.	38,400	1,662,336
Infosys Technologies Ltd.	9,408	1,048,250
		2,939,066
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	32,100	1,577,715
Sigmatel, Inc.	38,600	978,896
Texas Instruments, Inc.	21,000	548,310
		3,104,921
Software - 6.6%
Microsoft Corp.	57,000	1,501,950
Siebel Systems, Inc. (a)	220,621	2,382,707
Synopsys, Inc. (a)	25,900	766,640
		4,651,297
TOTAL INFORMATION TECHNOLOGY		20,353,249
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.5%
Chemicals - 0.9%
Nitto Denko Corp.	11,800	$ 639,920
Metals & Mining - 2.6%
Arch Coal, Inc.	29,800	968,500
Companhia Vale do Rio Doce sponsored ADR	16,400	831,480
		1,799,980
TOTAL MATERIALS		2,439,900
TELECOMMUNICATION SERVICES - 4.5%
Wireless Telecommunication Services - 4.5%
Crown Castle International Corp. (a)	129,500	1,907,535
Vodafone Group PLC sponsored ADR	53,800	1,278,288
		3,185,823
TOTAL COMMON STOCKS (Cost $63,143,952)		68,765,541
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.09% (b)	867,353	867,353
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,251,250	1,251,250
TOTAL MONEY MARKET FUNDS (Cost $2,118,603)		2,118,603
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $65,262,555)		70,884,144
NET OTHER ASSETS - (1.1)%		(754,049)
NET ASSETS - 100%		$ 70,130,095
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.1%
Canada	4.1%
Sweden	3.4%
Ireland	3.0%
Panama	2.3%
Cayman Islands	2.0%
United Kingdom	1.8%
Bahamas (Nassau)	1.7%
India	1.5%
Brazil	1.2%
Others (individually less than 1%)	0.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $48,889,203 and $49,708,032, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,627 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $3,373,000, all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,219,750) (cost $65,262,555) - See accompanying schedule		$ 70,884,144
Cash		2,830
Receivable for investments sold		528,216
Receivable for fund shares sold		73,160
Dividends receivable		70,232
Interest receivable		1,824
Prepaid expenses		209
Other receivables		17,748
Total assets		71,578,363

Liabilities
Payable for fund shares redeemed	$ 75,658
Accrued management fee	34,848
Distribution fees payable	38,439
Other affiliated payables	26,603
Other payables and accrued expenses	21,470
Collateral on securities loaned, at value	1,251,250
Total liabilities		1,448,268

Net Assets		$ 70,130,095
Net Assets consist of:
Paid in capital		$ 65,897,935
Accumulated net investment loss		(428,154)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(961,268)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,621,582
Net Assets		$ 70,130,095
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,497,188 ÷ 1,404,459 shares)	$ 10.32

Maximum offering price per share (100/94.25 of $10.32)	$ 10.95
Class T: Net Asset Value and redemption price per share ($23,207,117 ÷ 2,271,466 shares)	$ 10.22

Maximum offering price per share (100/96.50 of $10.22)	$ 10.59
Class B: Net Asset Value and offering price per share ($19,877,241 ÷ 1,977,596 shares)A	$ 10.05

Class C: Net Asset Value and offering price per share ($11,663,907 ÷ 1,160,571 shares)A	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,642 ÷ 84,433 shares)	$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 196,928
Interest		8,207
Security lending		6,804
Total income		211,939

Expenses
Management fee	$ 203,506
Transfer agent fees	142,795
Distribution fees	236,621
Accounting and security lending fees	19,004
Non-interested trustees' compensation	166
Custodian fees and expenses	14,488
Registration fees	28,184
Audit	19,394
Miscellaneous	1,528
Total expenses before reductions	665,686
Expense reductions	(25,593)	640,093
Net investment income (loss)		(428,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,551,688
Foreign currency transactions	21,455
Total net realized gain (loss)		2,573,143
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,879)
Assets and liabilities in foreign currencies	2,824
Total change in net unrealized appreciation (depreciation)		(83,055)
Net gain (loss)		2,490,088
Net increase (decrease) in net assets resulting from operations		$ 2,061,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (428,154)	$ (332,372)
Net realized gain (loss)	2,573,143	4,662,960
Change in net unrealized appreciation (depreciation)	(83,055)	579,665
Net increase (decrease) in net assets resulting from operations	2,061,934	4,910,253
Share transactions - net increase (decrease)	595,721	6,480,173
Total increase (decrease) in net assets	2,657,655	11,390,426

Net Assets
Beginning of period	67,472,440	56,082,014
End of period (including accumulated net investment loss of $428,154 and $0, respectively)	$ 70,130,095	$ 67,472,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.01)	.02	(.01)	.01
Net realized and unrealized gain (loss)	.39	.64	.94	(.52)	(1.10)
Total from investment operations	.35	.63	.96	(.53)	(1.09)
Net asset value, end of period	$ 10.32	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Total ReturnB,C,D	3.51%	6.75%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.42%A	1.51%	1.64%	1.78%	3.16%A
Expenses net of voluntary waivers, if any	1.42%A	1.51%	1.61%	1.75%	1.75%A
Expenses net of all reductions	1.35%A	1.33%	1.46%	1.74%	1.68%A
Net investment income (loss)	(.75)%A	(.11)%	.26%	(.13)%	.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,497	$ 11,917	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.04)	-H	(.04)	-H
Net realized and unrealized gain (loss)	.39	.65	.92	(.51)	(1.09)
Total from investment operations	.33	.61	.92	(.55)	(1.09)
Net asset value, end of period	$ 10.22	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Total ReturnB,C,D	3.34%	6.57%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.77%A	1.81%	1.93%	2.10%	3.41%A
Expenses net of voluntary waivers, if any	1.75%A	1.80%	1.90%	2.00%	2.00%A
Expenses net of all reductions	1.69%A	1.62%	1.75%	1.99%	1.93%A
Net investment income (loss)	(1.09)%A	(.40)%	(.03)%	(.38)%	.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,207	$ 24,343	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.08)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.38	.63	.93	(.51)	(1.09)
Total from investment operations	.30	.55	.89	(.59)	(1.10)
Net asset value, end of period	$ 10.05	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Total ReturnB,C,D	3.08%	5.98%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.22%A	2.25%	2.35%	2.56%	3.96%A
Expenses net of voluntary waivers, if any	2.22%A	2.25%	2.32%	2.50%	2.50%A
Expenses net of all reductions	2.16%A	2.08%	2.18%	2.49%	2.43%A
Net investment income (loss)	(1.56)%A	(.85)%	(.45)%	(.88)%	(.35)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,877	$ 18,657	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.07)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.38	.63	.93	(.51)	(1.10)
Total from investment operations	.30	.56	.89	(.59)	(1.11)
Net asset value, end of period	$ 10.05	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Total ReturnB,C,D	3.08%	6.09%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.16%A	2.21%	2.32%	2.51%	3.89%A
Expenses net of voluntary waivers, if any	2.16%A	2.21%	2.30%	2.50%	2.50%A
Expenses net of all reductions	2.09%A	2.04%	2.15%	2.49%	2.43%A
Net investment income (loss)	(1.49)%A	(.81)%	(.43)%	(.88)%	(.35)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,664	$ 11,501	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.40	.66	.93	(.52)	(1.10)
Total from investment operations	.38	.69	1.00	(.51)	(1.08)
Net asset value, end of period	$ 10.48	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Total ReturnB,C	3.76%	7.33%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.99%A	1.03%	1.15%	1.54%	3.11%A
Expenses net of voluntary waivers, if any	.99%A	1.03%	1.15%	1.50%	1.50%A
Expenses net of all reductions	.93%A	.86%	1.01%	1.49%	1.43%A
Net investment income (loss)	(.33)%A	.37%	.72%	.12%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 885	$ 1,054	$ 1,229	$ 791	$ 457
Portfolio turnover rate	144%A	205%	180%	38%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,108,796	|
Unrealized depreciation	(2,638,268)
Net unrealized appreciation (depreciation)	$ 5,470,528
Cost for federal income tax purposes	$ 65,413,616

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 17,109	$ -
Class T	.25%	.25%	60,570	-
Class B	.75%	.25%	98,527	73,895
Class C	.75%	.25%	60,415	16,389
			$ 236,621	$ 90,284

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,082
Class T	6,678
Class B*	28,671
Class C*	682
$ 51,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 24,619	.36*
Class T	55,449	.46*
Class B	40,788	.41*
Class C	20,989	.35*
Institutional Class	950	.18*
	$ 142,795

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,186 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	1.75%	$ 1,792

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23,801 for the period.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	384,590	960,913	$ 4,035,760	$ 8,475,744
Shares redeemed	(174,935)	(402,559)	(1,828,057)	(3,770,864)
Net increase (decrease)	209,655	558,354	$ 2,207,703	$ 4,704,880
Class T
Shares sold	326,748	1,272,657	$ 3,399,327	$ 11,435,925
Shares redeemed	(516,796)	(1,471,034)	(5,324,166)	(13,631,674)
Net increase (decrease)	(190,048)	(198,377)	$ (1,924,839)	$ (2,195,749)
Class B
Shares sold	331,613	643,306	$ 3,400,224	$ 5,849,042
Shares redeemed	(267,204)	(429,438)	(2,714,619)	(3,883,786)
Net increase (decrease)	64,409	213,868	$ 685,605	$ 1,965,256
Class C
Shares sold	218,234	727,991	$ 2,245,015	$ 6,605,925
Shares redeemed	(237,588)	(483,442)	(2,410,157)	(4,353,278)
Net increase (decrease)	(19,354)	244,549	$ (165,142)	$ 2,252,647
Institutional Class
Shares sold	3,147	56,751	$ 33,650	$ 519,335
Shares redeemed	(23,075)	(82,963)	(241,256)	(766,196)
Net increase (decrease)	(19,928)	(26,212)	$ (207,606)	$ (246,861)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFIFI-USAN-0704
1.786790.101

Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.3	5.1
Teekay Shipping Corp.	5.9	2.3
General Maritime Corp.	4.6	3.1
Tyco International Ltd.	3.7	4.0
Forest Oil Corp.	3.5	0.7
Nextel Communications, Inc. Class A	3.4	5.0
NTL, Inc.	3.3	3.8
Qwest Communications International, Inc.	3.3	4.5
ON Semiconductor Corp.	3.1	1.7
CMS Energy Corp.	2.6	2.2
	39.7
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	26.8	13.9
Consumer Discretionary	11.7	6.7
Telecommunication Services	11.1	22.1
Industrials	10.1	13.3
Utilities	8.9	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 93.6%		Stocks 90.3%
	Bonds 0.5%		Bonds 1.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Other Investments 1.4%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	19.0%	** Foreign investments	7.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Dana Corp.	15,900	$ 296,535
TRW Automotive Holdings Corp.	47,700	936,828
		1,233,363
Hotels, Restaurants & Leisure - 1.0%
Friendly Ice Cream Corp. (a)	27,976	368,724
Prime Hospitality Corp. (a)	2,900	28,739
Sunterra Corp. (a)	28,600	297,440
Volume Services America Holdings, Inc. Income Deposit Security	30,815	444,352
Wyndham International, Inc. Class A (a)	194,300	172,927
		1,312,182
Media - 8.8%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	436,208
EchoStar Communications Corp. Class A (a)	43,490	1,398,638
Granite Broadcasting Corp. (non vtg.) (a)	49,256	56,644
Gray Television, Inc.	103,900	1,463,951
LodgeNet Entertainment Corp. (a)	11,800	233,286
News Corp. Ltd. sponsored ADR	7,734	263,420
Nexstar Broadcasing Group, Inc.	89,100	1,037,124
NTL, Inc. (a)	68,084	4,023,764
PRIMEDIA, Inc. (a)	26,800	79,864
Regal Entertainment Group Class A	100	2,140
The DIRECTV Group, Inc. (a)	69,150	1,217,732
Time Warner, Inc. (a)	22,600	385,104
UnitedGlobalCom, Inc. Class A (a)	39,040	287,725
		10,885,600
Specialty Retail - 0.3%
AutoNation, Inc. (a)	20,200	336,734
TOTAL CONSUMER DISCRETIONARY		13,767,879
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
Koninklijke Ahold NV sponsored ADR	109,600	858,168
Kroger Co. (a)	28,700	479,003
Pathmark Stores, Inc. (a)	117,740	794,745
Rite Aid Corp. (a)	42,200	211,844
Safeway, Inc. (a)	49,700	1,121,232
		3,464,992
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.5%
Kellogg Co.	15,100	$ 640,240
Personal Products - 0.7%
Revlon, Inc. Class A (a)	266,925	875,514
TOTAL CONSUMER STAPLES		4,980,746
ENERGY - 26.8%
Energy Equipment & Services - 3.9%
Grant Prideco, Inc. (a)	48,400	750,684
Grey Wolf, Inc. (a)	106,500	388,725
Hanover Compressor Co. (a)	38,500	403,095
Key Energy Services, Inc. (a)	56,500	546,920
Nabors Industries Ltd. (a)	11,800	488,520
Petroleum Geo-Services ASA ADR (a)	29,316	1,076,592
Pride International, Inc. (a)	9,900	155,628
Rowan Companies, Inc. (a)	24,900	547,302
Universal Compression Holdings, Inc. (a)	15,300	452,727
		4,810,193
Oil & Gas - 22.9%
Burlington Resources, Inc.	35,300	2,362,982
Chesapeake Energy Corp.	145,500	1,920,600
Comstock Resources, Inc. (a)	25,300	475,893
Forest Oil Corp. (a)	176,300	4,389,870
Frontline Ltd.	14,700	514,704
Frontline Ltd. (NY Shares)	6,600	232,452
General Maritime Corp. (a)	237,100	5,747,304
Houston Exploration Co. (a)	14,300	675,818
OMI Corp.	165,100	1,733,550
Range Resources Corp.	254,400	3,019,728
Teekay Shipping Corp.	211,200	7,330,752
		28,403,653
TOTAL ENERGY		33,213,846
FINANCIALS - 3.4%
Consumer Finance - 0.6%
Metris Companies, Inc.	88,400	667,420
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 2.3%
American Financial Group, Inc., Ohio	79,500	$ 2,401,695
UnumProvident Corp.	32,300	470,288
		2,871,983
Real Estate - 0.0%
Equity Office Properties Trust	500	13,475
Thrifts & Mortgage Finance - 0.5%
Capital Crossing Bank (a)	10,500	665,700
TOTAL FINANCIALS		4,218,578
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	15,300	481,032
Health Care Providers & Services - 1.6%
DaVita, Inc. (a)	42,400	1,968,208
Pharmaceuticals - 2.4%
Elan Corp. PLC sponsored ADR (a)	127,400	2,992,626
TOTAL HEALTH CARE		5,441,866
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	33,000	210,540
Goodrich Corp.	10,800	302,724
		513,264
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	7,400	89,540
Airlines - 2.5%
America West Holding Corp. Class B (a)	57,600	577,152
AMR Corp. (a)	210,270	2,422,310
Northwest Airlines Corp. (a)	7,500	75,825
		3,075,287
Building Products - 2.3%
American Standard Companies, Inc. (a)	66,600	2,498,832
Royal Group Technologies Ltd. (sub. vtg.) (a)	35,200	352,142
		2,850,974
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	1,000	28,850
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
Tyco International Ltd.	147,700	$ 4,547,683
Machinery - 0.6%
Terex Corp. (a)	17,800	524,922
Thermadyne Holdings Corp. (a)	5,100	68,085
Timken Co.	7,200	164,088
		757,095
Road & Rail - 0.5%
Kansas City Southern (a)	50,500	656,500
TOTAL INDUSTRIALS		12,519,193
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.7%
Motorola, Inc.	40,500	800,685
Electronic Equipment & Instruments - 2.8%
Celestica, Inc. (sub. vtg.) (a)	32,800	608,081
DDi Corp. (a)	163,300	1,306,400
Merix Corp. (a)	30,600	327,420
Solectron Corp. (a)	39,200	215,600
Viasystems Group, Inc. (a)	7,990	151,810
Viasystems Group, Inc. (a)(e)	47,440	901,360
		3,510,671
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)	42,600	437,928
ATI Technologies, Inc. (a)	14,400	235,866
Conexant Systems, Inc. (a)	72,300	341,256
ON Semiconductor Corp. (a)	657,900	3,809,241
		4,824,291
TOTAL INFORMATION TECHNOLOGY		9,135,647
MATERIALS - 7.4%
Construction Materials - 0.6%
Texas Industries, Inc.	19,000	700,150
Containers & Packaging - 4.0%
Owens-Illinois, Inc. (a)	119,500	1,772,185
Packaging Corp. of America	1,870	43,945
Pactiv Corp. (a)	70,900	1,671,822
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. (a)	11,400	$ 573,078
Smurfit-Stone Container Corp. (a)	49,000	889,840
		4,950,870
Metals & Mining - 0.6%
Barrick Gold Corp.	500	10,342
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	759,029
Haynes Holdings, Inc. (a)(e)	32,854	16,427
Oregon Steel Mills, Inc. (a)	1,600	18,032
		803,830
Paper & Forest Products - 2.2%
Georgia-Pacific Corp.	22,600	809,532
International Paper Co.	23,100	968,583
Weyerhaeuser Co.	15,800	955,584
		2,733,699
TOTAL MATERIALS		9,188,549
TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 5.0%
Call-Net Enterprises, Inc. Class B (a)	300,000	980,572
Covad Communications Group, Inc. (a)	70,609	151,809
Level 3 Communications, Inc. (a)	242,000	943,800
Qwest Communications International, Inc. (a)	1,071,500	4,018,125
XO Communications, Inc. (a)	7,300	29,200
		6,123,506
Wireless Telecommunication Services - 4.6%
Nextel Communications, Inc. Class A (a)	184,900	4,276,737
NII Holdings, Inc. (a)	12,900	466,593
SpectraSite, Inc. (a)	5	208
Triton PCS Holdings, Inc. Class A (a)	210,400	993,088
		5,736,626
TOTAL TELECOMMUNICATION SERVICES		11,860,132
UTILITIES - 8.9%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a)	500	7,125
CMS Energy Corp. (a)	380,800	3,282,496
		3,289,621
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 6.3%
AES Corp. (a)	830,800	$ 7,759,674
TOTAL UTILITIES		11,049,295
TOTAL COMMON STOCKS (Cost $96,614,401)		115,375,731
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	2,800	128,296
Nonconvertible Preferred Stocks - 0.5%
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	599,760
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	75
TOTAL NONCONVERTIBLE PREFERRED STOCKS		599,835
TOTAL PREFERRED STOCKS (Cost $681,796)		728,131
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	$ 135,000	79,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Telewest PLC 11% 10/1/07 (c)	$ 1,145,000	$ 652,650
TOTAL CORPORATE BONDS (Cost $852,770)		732,300
Floating Rate Loans - 1.4%

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (d)	450,726	247,899
Tranche A term loan 4.6527% 5/31/07 (d)	1,204,136	662,275
Tranche B term loan 5.3999% 5/30/08 (d)	1,419,578	780,768
		1,690,942
TOTAL FLOATING RATE LOANS (Cost $2,087,656)		1,690,942
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	4,919,465	4,919,465
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	7,204,800	7,204,800
TOTAL MONEY MARKET FUNDS (Cost $12,124,265)		12,124,265
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $112,360,888)		130,651,369
NET OTHER ASSETS - (5.5)%		(6,754,716)
NET ASSETS - 100%		$ 123,896,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,787 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 45,996
Viasystems Group, Inc.	2/13/04	$ 954,730
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Marshall Islands	11.9%
Ireland	2.4%
Canada	1.8%
Norway	1.5%
Others (individually less than 1%)	1.4%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $58,621,028 and $25,713,921, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,158 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end, the value of these investments amounted to $1,690,942 or 1.4% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,044,303) (cost $112,360,888) - See accompanying schedule		$ 130,651,369
Receivable for investments sold		400,409
Receivable for fund shares sold		1,028,872
Dividends receivable		21,343
Interest receivable		32,821
Prepaid expenses		205
Other receivables		20,843
Total assets		132,155,862

Liabilities
Payable for investments purchased	$ 682,131
Payable for fund shares redeemed	190,233
Accrued management fee	64,538
Distribution fees payable	61,436
Other affiliated payables	34,277
Other payables and accrued expenses	21,794
Collateral on securities loaned, at value	7,204,800
Total liabilities		8,259,209

Net Assets		$ 123,896,653
Net Assets consist of:
Paid in capital		$ 98,643,818
Accumulated net investment loss		(368,989)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,331,343
Net unrealized appreciation (depreciation) on investments		18,290,481
Net Assets		$ 123,896,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,323,405 ÷ 1,805,636 shares)	$ 20.67

Maximum offering price per share (100/94.25 of $20.67)	$ 21.93
Class T: Net Asset Value and redemption price per share ($25,068,391 ÷ 1,226,378 shares)	$ 20.44

Maximum offering price per share (100/96.50 of $20.44)	$ 21.18
Class B: Net Asset Value and offering price per share ($21,102,006 ÷ 1,042,997 shares) A	$ 20.23

Class C: Net Asset Value and offering price per share ($32,321,757 ÷ 1,602,684 shares) A	$ 20.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,081,094 ÷ 388,921 shares)	$ 20.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 321,695
Interest		238,900
Security lending		17,057
Total income		577,652

Expenses
Management fee	$ 382,689
Transfer agent fees	162,418
Distribution fees	350,412
Accounting and security lending fees	27,753
Non-interested trustees' compensation	267
Custodian fees and expenses	4,403
Registration fees	55,713
Audit	23,435
Legal	2,040
Miscellaneous	775
Total expenses before reductions	1,009,905
Expense reductions	(21,977)	987,928
Net investment income (loss)		(410,276)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,059,089
Foreign currency transactions	(40)
Total net realized gain (loss)		7,059,049
Change in net unrealized appreciation (depreciation) on investment securities		(70,344)
Net gain (loss)		6,988,705
Net increase (decrease) in net assets resulting from operations		$ 6,578,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (410,276)	$ (233,977)
Net realized gain (loss)	7,059,049	2,637,495
Change in net unrealized appreciation (depreciation)	(70,344)	18,248,085
Net increase (decrease) in net assets resulting from operations	6,578,429	20,651,603
Distributions to shareholders from net realized gain	(2,006,936)	-
Share transactions - net increase (decrease)	34,786,509	56,252,471
Total increase (decrease) in net assets	39,358,002	76,904,074

Net Assets
Beginning of period	84,538,651	7,634,577
End of period (including accumulated net investment loss of $368,989 and undistributed net investment income of $41,287, respectively)	$ 123,896,653	$ 84,538,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.05)	(.06)	-H
Net realized and unrealized gain (loss)	1.91	8.25	.82	.26
Total from investment operations	1.88	8.20	.76	.26
Distributions from net realized gain	(.43)	-	-	-
Net asset value, end of period	$ 20.67	$ 19.22	$ 11.02	$ 10.26
Total ReturnB,C,D	9.88%	74.41%	7.41%	2.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.31%A	1.49%	4.50%	5.73%A
Expenses net of voluntary waivers, if any	1.31%A	1.49%	1.66%	1.75%A
Expenses net of all reductions	1.27%A	1.38%	1.30%	1.68%A
Net investment income (loss)	(.33)%A	(.32)%	(.65)%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,323	$ 27,926	$ 970	$ 769
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	1.90	8.17	.83	.25
Total from investment operations	1.83	8.08	.74	.23
Distributions from net realized gain	(.44)	-	-	-
Net asset value, end of period	$ 20.44	$ 19.05	$ 10.97	$ 10.23
Total ReturnB,C,D	9.71%	73.66%	7.23%	2.30%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.64%A	2.09%	4.81%	6.06%A
Expenses net of voluntary waivers, if any	1.64%A	1.77%	1.91%	2.00%A
Expenses net of all reductions	1.60%A	1.65%	1.55%	1.92%A
Net investment income (loss)	(.66)%A	(.59)%	(.90)%	(.20)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,068	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.88	8.14	.84	.25
Total from investment operations	1.76	7.97	.71	.18
Distributions from net realized gain	(.39)	-	-	-
Net asset value, end of period	$ 20.23	$ 18.86	$ 10.89	$ 10.18
Total ReturnB,C,D	9.41%	73.19%	6.97%	1.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.13%A	2.46%	5.36%	6.58%A
Expenses net of voluntary waivers, if any	2.13%A	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.09%A	2.13%	2.05%	2.43%A
Net investment income (loss)	(1.15)%A	(1.07)%	(1.39)%	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,102	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.88	8.10	.82	.26
Total from investment operations	1.77	7.93	.68	.19
Distributions from net realized gain	(.40)	-	-	-
Net asset value, end of period	$ 20.17	$ 18.80	$ 10.87	$ 10.19
Total ReturnB,C,D	9.50%	72.95%	6.67%	1.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.05%A	2.36%	5.22%	6.49%A
Expenses net of voluntary waivers, if any	2.05%A	2.25%	2.43%	2.50%A
Expenses net of all reductions	2.02%A	2.14%	2.07%	2.43%A
Net investment income (loss)	(1.07)%A	(1.08)%	(1.42)%	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,322	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	- G	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	1.92	8.28	.83	.25
Total from investment operations	1.92	8.27	.79	.28
Distributions from net realized gain	(.48)	-	-	-
Net asset value, end of period	$ 20.78	$ 19.34	$ 11.07	$ 10.28
Total ReturnB,C	10.05%	74.71%	7.68%	2.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.00%A	1.40%	4.32%	5.47%A
Expenses net of voluntary waivers, if any	1.00%A	1.25%	1.45%	1.50%A
Expenses net of all reductions	.96%A	1.12%	1.09%	1.43%A
Net investment income (loss)	(.02)%A	(.06)%	(.43)%	.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,081	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to futures transactions, foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 24,954,884	|
Unrealized depreciation	(6,672,068)
Net unrealized appreciation (depreciation)	$ 18,282,816
Cost for federal income tax purposes	$ 112,368,553

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 50,849	$ 86
Class T	.25%	.25%	56,004	4
Class B	.75%	.25%	92,720	69,584
Class C	.75%	.25%	150,839	110,445
			$ 350,412	$ 180,119

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,350
Class T	10,596
Class B*	39,258
Class C*	12,905
$ 146,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 50,046	.25*
Class T	36,645	.33*
Class B	29,505	.32*
Class C	36,252	.24*
Institutional Class	9,970	.19*
	$ 162,418

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,754 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,369 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $608.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net realized gain
Class A	$ 660,643	$ -
Class T	412,460	-
Class B	295,118	-
Class C	486,771	-
Institutional Class	151,944	-
Total	$ 2,006,936	$ -

9. Other Information.

At the end of the period one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,557,350	2,547,020	$ 32,628,054	$ 37,445,353
Reinvestment of distributions	19,618	-	384,297	-
Shares redeemed	(1,224,096)	(1,182,260)	(24,726,777)	(18,564,745)
Net increase (decrease)	352,872	1,364,760	$ 8,285,574	$ 18,880,608
Class T
Shares sold	660,920	1,182,606	$ 13,517,582	$ 17,994,371
Reinvestment of distributions	19,412	-	376,407	-
Shares redeemed	(300,251)	(506,065)	(6,068,567)	(7,802,636)
Net increase (decrease)	380,081	676,541	$ 7,825,422	$ 10,191,735
Class B
Shares sold	551,610	779,479	$ 11,270,561	$ 11,902,674
Reinvestment of distributions	14,015	-	269,849	-
Shares redeemed	(264,414)	(144,119)	(5,340,982)	(2,199,709)
Net increase (decrease)	301,211	635,360	$ 6,199,428	$ 9,702,965
Class C
Shares sold	874,219	1,190,671	$ 17,704,404	$ 18,521,365
Reinvestment of distributions	18,443	-	353,852	-
Shares redeemed	(405,430)	(200,060)	(8,087,135)	(2,933,431)
Net increase (decrease)	487,232	990,611	$ 9,971,121	$ 15,587,934
Institutional Class
Shares sold	643,053	372,877	$ 13,602,564	$ 5,647,103
Reinvestment of distributions	3,938	-	77,610	-
Shares redeemed	(543,533)	(294,048)	(11,175,210)	(3,757,874)
Net increase (decrease)	103,458	78,829	$ 2,504,964	$ 1,889,229

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALSF-USAN-0704
1.786797.101

Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.3	5.1
Teekay Shipping Corp.	5.9	2.3
General Maritime Corp.	4.6	3.1
Tyco International Ltd.	3.7	4.0
Forest Oil Corp.	3.5	0.7
Nextel Communications, Inc. Class A	3.4	5.0
NTL, Inc.	3.3	3.8
Qwest Communications International, Inc.	3.3	4.5
ON Semiconductor Corp.	3.1	1.7
CMS Energy Corp.	2.6	2.2
	39.7
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	26.8	13.9
Consumer Discretionary	11.7	6.7
Telecommunication Services	11.1	22.1
Industrials	10.1	13.3
Utilities	8.9	11.3
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 93.6%		Stocks 90.3%
	Bonds 0.5%		Bonds 1.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Other Investments 1.4%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	19.0%	** Foreign investments	7.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Dana Corp.	15,900	$ 296,535
TRW Automotive Holdings Corp.	47,700	936,828
		1,233,363
Hotels, Restaurants & Leisure - 1.0%
Friendly Ice Cream Corp. (a)	27,976	368,724
Prime Hospitality Corp. (a)	2,900	28,739
Sunterra Corp. (a)	28,600	297,440
Volume Services America Holdings, Inc. Income Deposit Security	30,815	444,352
Wyndham International, Inc. Class A (a)	194,300	172,927
		1,312,182
Media - 8.8%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	436,208
EchoStar Communications Corp. Class A (a)	43,490	1,398,638
Granite Broadcasting Corp. (non vtg.) (a)	49,256	56,644
Gray Television, Inc.	103,900	1,463,951
LodgeNet Entertainment Corp. (a)	11,800	233,286
News Corp. Ltd. sponsored ADR	7,734	263,420
Nexstar Broadcasing Group, Inc.	89,100	1,037,124
NTL, Inc. (a)	68,084	4,023,764
PRIMEDIA, Inc. (a)	26,800	79,864
Regal Entertainment Group Class A	100	2,140
The DIRECTV Group, Inc. (a)	69,150	1,217,732
Time Warner, Inc. (a)	22,600	385,104
UnitedGlobalCom, Inc. Class A (a)	39,040	287,725
		10,885,600
Specialty Retail - 0.3%
AutoNation, Inc. (a)	20,200	336,734
TOTAL CONSUMER DISCRETIONARY		13,767,879
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.8%
Koninklijke Ahold NV sponsored ADR	109,600	858,168
Kroger Co. (a)	28,700	479,003
Pathmark Stores, Inc. (a)	117,740	794,745
Rite Aid Corp. (a)	42,200	211,844
Safeway, Inc. (a)	49,700	1,121,232
		3,464,992
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.5%
Kellogg Co.	15,100	$ 640,240
Personal Products - 0.7%
Revlon, Inc. Class A (a)	266,925	875,514
TOTAL CONSUMER STAPLES		4,980,746
ENERGY - 26.8%
Energy Equipment & Services - 3.9%
Grant Prideco, Inc. (a)	48,400	750,684
Grey Wolf, Inc. (a)	106,500	388,725
Hanover Compressor Co. (a)	38,500	403,095
Key Energy Services, Inc. (a)	56,500	546,920
Nabors Industries Ltd. (a)	11,800	488,520
Petroleum Geo-Services ASA ADR (a)	29,316	1,076,592
Pride International, Inc. (a)	9,900	155,628
Rowan Companies, Inc. (a)	24,900	547,302
Universal Compression Holdings, Inc. (a)	15,300	452,727
		4,810,193
Oil & Gas - 22.9%
Burlington Resources, Inc.	35,300	2,362,982
Chesapeake Energy Corp.	145,500	1,920,600
Comstock Resources, Inc. (a)	25,300	475,893
Forest Oil Corp. (a)	176,300	4,389,870
Frontline Ltd.	14,700	514,704
Frontline Ltd. (NY Shares)	6,600	232,452
General Maritime Corp. (a)	237,100	5,747,304
Houston Exploration Co. (a)	14,300	675,818
OMI Corp.	165,100	1,733,550
Range Resources Corp.	254,400	3,019,728
Teekay Shipping Corp.	211,200	7,330,752
		28,403,653
TOTAL ENERGY		33,213,846
FINANCIALS - 3.4%
Consumer Finance - 0.6%
Metris Companies, Inc.	88,400	667,420
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 2.3%
American Financial Group, Inc., Ohio	79,500	$ 2,401,695
UnumProvident Corp.	32,300	470,288
		2,871,983
Real Estate - 0.0%
Equity Office Properties Trust	500	13,475
Thrifts & Mortgage Finance - 0.5%
Capital Crossing Bank (a)	10,500	665,700
TOTAL FINANCIALS		4,218,578
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	15,300	481,032
Health Care Providers & Services - 1.6%
DaVita, Inc. (a)	42,400	1,968,208
Pharmaceuticals - 2.4%
Elan Corp. PLC sponsored ADR (a)	127,400	2,992,626
TOTAL HEALTH CARE		5,441,866
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. (a)	33,000	210,540
Goodrich Corp.	10,800	302,724
		513,264
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	7,400	89,540
Airlines - 2.5%
America West Holding Corp. Class B (a)	57,600	577,152
AMR Corp. (a)	210,270	2,422,310
Northwest Airlines Corp. (a)	7,500	75,825
		3,075,287
Building Products - 2.3%
American Standard Companies, Inc. (a)	66,600	2,498,832
Royal Group Technologies Ltd. (sub. vtg.) (a)	35,200	352,142
		2,850,974
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	1,000	28,850
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 3.7%
Tyco International Ltd.	147,700	$ 4,547,683
Machinery - 0.6%
Terex Corp. (a)	17,800	524,922
Thermadyne Holdings Corp. (a)	5,100	68,085
Timken Co.	7,200	164,088
		757,095
Road & Rail - 0.5%
Kansas City Southern (a)	50,500	656,500
TOTAL INDUSTRIALS		12,519,193
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.7%
Motorola, Inc.	40,500	800,685
Electronic Equipment & Instruments - 2.8%
Celestica, Inc. (sub. vtg.) (a)	32,800	608,081
DDi Corp. (a)	163,300	1,306,400
Merix Corp. (a)	30,600	327,420
Solectron Corp. (a)	39,200	215,600
Viasystems Group, Inc. (a)	7,990	151,810
Viasystems Group, Inc. (a)(e)	47,440	901,360
		3,510,671
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)	42,600	437,928
ATI Technologies, Inc. (a)	14,400	235,866
Conexant Systems, Inc. (a)	72,300	341,256
ON Semiconductor Corp. (a)	657,900	3,809,241
		4,824,291
TOTAL INFORMATION TECHNOLOGY		9,135,647
MATERIALS - 7.4%
Construction Materials - 0.6%
Texas Industries, Inc.	19,000	700,150
Containers & Packaging - 4.0%
Owens-Illinois, Inc. (a)	119,500	1,772,185
Packaging Corp. of America	1,870	43,945
Pactiv Corp. (a)	70,900	1,671,822
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. (a)	11,400	$ 573,078
Smurfit-Stone Container Corp. (a)	49,000	889,840
		4,950,870
Metals & Mining - 0.6%
Barrick Gold Corp.	500	10,342
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	759,029
Haynes Holdings, Inc. (a)(e)	32,854	16,427
Oregon Steel Mills, Inc. (a)	1,600	18,032
		803,830
Paper & Forest Products - 2.2%
Georgia-Pacific Corp.	22,600	809,532
International Paper Co.	23,100	968,583
Weyerhaeuser Co.	15,800	955,584
		2,733,699
TOTAL MATERIALS		9,188,549
TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 5.0%
Call-Net Enterprises, Inc. Class B (a)	300,000	980,572
Covad Communications Group, Inc. (a)	70,609	151,809
Level 3 Communications, Inc. (a)	242,000	943,800
Qwest Communications International, Inc. (a)	1,071,500	4,018,125
XO Communications, Inc. (a)	7,300	29,200
		6,123,506
Wireless Telecommunication Services - 4.6%
Nextel Communications, Inc. Class A (a)	184,900	4,276,737
NII Holdings, Inc. (a)	12,900	466,593
SpectraSite, Inc. (a)	5	208
Triton PCS Holdings, Inc. Class A (a)	210,400	993,088
		5,736,626
TOTAL TELECOMMUNICATION SERVICES		11,860,132
UTILITIES - 8.9%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a)	500	7,125
CMS Energy Corp. (a)	380,800	3,282,496
		3,289,621
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 6.3%
AES Corp. (a)	830,800	$ 7,759,674
TOTAL UTILITIES		11,049,295
TOTAL COMMON STOCKS (Cost $96,614,401)		115,375,731
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	2,800	128,296
Nonconvertible Preferred Stocks - 0.5%
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	599,760
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	75
TOTAL NONCONVERTIBLE PREFERRED STOCKS		599,835
TOTAL PREFERRED STOCKS (Cost $681,796)		728,131
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	$ 135,000	79,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Telewest PLC 11% 10/1/07 (c)	$ 1,145,000	$ 652,650
TOTAL CORPORATE BONDS (Cost $852,770)		732,300
Floating Rate Loans - 1.4%

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (d)	450,726	247,899
Tranche A term loan 4.6527% 5/31/07 (d)	1,204,136	662,275
Tranche B term loan 5.3999% 5/30/08 (d)	1,419,578	780,768
		1,690,942
TOTAL FLOATING RATE LOANS (Cost $2,087,656)		1,690,942
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	4,919,465	4,919,465
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	7,204,800	7,204,800
TOTAL MONEY MARKET FUNDS (Cost $12,124,265)		12,124,265
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $112,360,888)		130,651,369
NET OTHER ASSETS - (5.5)%		(6,754,716)
NET ASSETS - 100%		$ 123,896,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,787 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 45,996
Viasystems Group, Inc.	2/13/04	$ 954,730
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Marshall Islands	11.9%
Ireland	2.4%
Canada	1.8%
Norway	1.5%
Others (individually less than 1%)	1.4%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $58,621,028 and $25,713,921, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,158 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end, the value of these investments amounted to $1,690,942 or 1.4% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,044,303) (cost $112,360,888) - See accompanying schedule		$ 130,651,369
Receivable for investments sold		400,409
Receivable for fund shares sold		1,028,872
Dividends receivable		21,343
Interest receivable		32,821
Prepaid expenses		205
Other receivables		20,843
Total assets		132,155,862

Liabilities
Payable for investments purchased	$ 682,131
Payable for fund shares redeemed	190,233
Accrued management fee	64,538
Distribution fees payable	61,436
Other affiliated payables	34,277
Other payables and accrued expenses	21,794
Collateral on securities loaned, at value	7,204,800
Total liabilities		8,259,209

Net Assets		$ 123,896,653
Net Assets consist of:
Paid in capital		$ 98,643,818
Accumulated net investment loss		(368,989)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,331,343
Net unrealized appreciation (depreciation) on investments		18,290,481
Net Assets		$ 123,896,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,323,405 ÷ 1,805,636 shares)	$ 20.67

Maximum offering price per share (100/94.25 of $20.67)	$ 21.93
Class T: Net Asset Value and redemption price per share ($25,068,391 ÷ 1,226,378 shares)	$ 20.44

Maximum offering price per share (100/96.50 of $20.44)	$ 21.18
Class B: Net Asset Value and offering price per share ($21,102,006 ÷ 1,042,997 shares) A	$ 20.23

Class C: Net Asset Value and offering price per share ($32,321,757 ÷ 1,602,684 shares) A	$ 20.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,081,094 ÷ 388,921 shares)	$ 20.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 321,695
Interest		238,900
Security lending		17,057
Total income		577,652

Expenses
Management fee	$ 382,689
Transfer agent fees	162,418
Distribution fees	350,412
Accounting and security lending fees	27,753
Non-interested trustees' compensation	267
Custodian fees and expenses	4,403
Registration fees	55,713
Audit	23,435
Legal	2,040
Miscellaneous	775
Total expenses before reductions	1,009,905
Expense reductions	(21,977)	987,928
Net investment income (loss)		(410,276)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,059,089
Foreign currency transactions	(40)
Total net realized gain (loss)		7,059,049
Change in net unrealized appreciation (depreciation) on investment securities		(70,344)
Net gain (loss)		6,988,705
Net increase (decrease) in net assets resulting from operations		$ 6,578,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (410,276)	$ (233,977)
Net realized gain (loss)	7,059,049	2,637,495
Change in net unrealized appreciation (depreciation)	(70,344)	18,248,085
Net increase (decrease) in net assets resulting from operations	6,578,429	20,651,603
Distributions to shareholders from net realized gain	(2,006,936)	-
Share transactions - net increase (decrease)	34,786,509	56,252,471
Total increase (decrease) in net assets	39,358,002	76,904,074

Net Assets
Beginning of period	84,538,651	7,634,577
End of period (including accumulated net investment loss of $368,989 and undistributed net investment income of $41,287, respectively)	$ 123,896,653	$ 84,538,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.05)	(.06)	-H
Net realized and unrealized gain (loss)	1.91	8.25	.82	.26
Total from investment operations	1.88	8.20	.76	.26
Distributions from net realized gain	(.43)	-	-	-
Net asset value, end of period	$ 20.67	$ 19.22	$ 11.02	$ 10.26
Total ReturnB,C,D	9.88%	74.41%	7.41%	2.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.31%A	1.49%	4.50%	5.73%A
Expenses net of voluntary waivers, if any	1.31%A	1.49%	1.66%	1.75%A
Expenses net of all reductions	1.27%A	1.38%	1.30%	1.68%A
Net investment income (loss)	(.33)%A	(.32)%	(.65)%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,323	$ 27,926	$ 970	$ 769
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	1.90	8.17	.83	.25
Total from investment operations	1.83	8.08	.74	.23
Distributions from net realized gain	(.44)	-	-	-
Net asset value, end of period	$ 20.44	$ 19.05	$ 10.97	$ 10.23
Total ReturnB,C,D	9.71%	73.66%	7.23%	2.30%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.64%A	2.09%	4.81%	6.06%A
Expenses net of voluntary waivers, if any	1.64%A	1.77%	1.91%	2.00%A
Expenses net of all reductions	1.60%A	1.65%	1.55%	1.92%A
Net investment income (loss)	(.66)%A	(.59)%	(.90)%	(.20)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,068	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.88	8.14	.84	.25
Total from investment operations	1.76	7.97	.71	.18
Distributions from net realized gain	(.39)	-	-	-
Net asset value, end of period	$ 20.23	$ 18.86	$ 10.89	$ 10.18
Total ReturnB,C,D	9.41%	73.19%	6.97%	1.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.13%A	2.46%	5.36%	6.58%A
Expenses net of voluntary waivers, if any	2.13%A	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.09%A	2.13%	2.05%	2.43%A
Net investment income (loss)	(1.15)%A	(1.07)%	(1.39)%	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,102	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.88	8.10	.82	.26
Total from investment operations	1.77	7.93	.68	.19
Distributions from net realized gain	(.40)	-	-	-
Net asset value, end of period	$ 20.17	$ 18.80	$ 10.87	$ 10.19
Total ReturnB,C,D	9.50%	72.95%	6.67%	1.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.05%A	2.36%	5.22%	6.49%A
Expenses net of voluntary waivers, if any	2.05%A	2.25%	2.43%	2.50%A
Expenses net of all reductions	2.02%A	2.14%	2.07%	2.43%A
Net investment income (loss)	(1.07)%A	(1.08)%	(1.42)%	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,322	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	- G	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	1.92	8.28	.83	.25
Total from investment operations	1.92	8.27	.79	.28
Distributions from net realized gain	(.48)	-	-	-
Net asset value, end of period	$ 20.78	$ 19.34	$ 11.07	$ 10.28
Total ReturnB,C	10.05%	74.71%	7.68%	2.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.00%A	1.40%	4.32%	5.47%A
Expenses net of voluntary waivers, if any	1.00%A	1.25%	1.45%	1.50%A
Expenses net of all reductions	.96%A	1.12%	1.09%	1.43%A
Net investment income (loss)	(.02)%A	(.06)%	(.43)%	.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,081	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	46%A	73%	252%	289%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to futures transactions, foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 24,954,884	|
Unrealized depreciation	(6,672,068)
Net unrealized appreciation (depreciation)	$ 18,282,816
Cost for federal income tax purposes	$ 112,368,553

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 50,849	$ 86
Class T	.25%	.25%	56,004	4
Class B	.75%	.25%	92,720	69,584
Class C	.75%	.25%	150,839	110,445
			$ 350,412	$ 180,119

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,350
Class T	10,596
Class B*	39,258
Class C*	12,905
$ 146,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 50,046	.25*
Class T	36,645	.33*
Class B	29,505	.32*
Class C	36,252	.24*
Institutional Class	9,970	.19*
	$ 162,418

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,754 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,369 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $608.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net realized gain
Class A	$ 660,643	$ -
Class T	412,460	-
Class B	295,118	-
Class C	486,771	-
Institutional Class	151,944	-
Total	$ 2,006,936	$ -

9. Other Information.

At the end of the period one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,557,350	2,547,020	$ 32,628,054	$ 37,445,353
Reinvestment of distributions	19,618	-	384,297	-
Shares redeemed	(1,224,096)	(1,182,260)	(24,726,777)	(18,564,745)
Net increase (decrease)	352,872	1,364,760	$ 8,285,574	$ 18,880,608
Class T
Shares sold	660,920	1,182,606	$ 13,517,582	$ 17,994,371
Reinvestment of distributions	19,412	-	376,407	-
Shares redeemed	(300,251)	(506,065)	(6,068,567)	(7,802,636)
Net increase (decrease)	380,081	676,541	$ 7,825,422	$ 10,191,735
Class B
Shares sold	551,610	779,479	$ 11,270,561	$ 11,902,674
Reinvestment of distributions	14,015	-	269,849	-
Shares redeemed	(264,414)	(144,119)	(5,340,982)	(2,199,709)
Net increase (decrease)	301,211	635,360	$ 6,199,428	$ 9,702,965
Class C
Shares sold	874,219	1,190,671	$ 17,704,404	$ 18,521,365
Reinvestment of distributions	18,443	-	353,852	-
Shares redeemed	(405,430)	(200,060)	(8,087,135)	(2,933,431)
Net increase (decrease)	487,232	990,611	$ 9,971,121	$ 15,587,934
Institutional Class
Shares sold	643,053	372,877	$ 13,602,564	$ 5,647,103
Reinvestment of distributions	3,938	-	77,610	-
Shares redeemed	(543,533)	(294,048)	(11,175,210)	(3,757,874)
Net increase (decrease)	103,458	78,829	$ 2,504,964	$ 1,889,229

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0704
1.786798.101

Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	6.2	4.9
Omnicom Group, Inc.	6.0	5.8
Gillette Co.	5.1	5.3
Morgan Stanley	5.1	5.3
Wells Fargo & Co.	4.8	4.5
BellSouth Corp.	4.7	4.9
Merrill Lynch & Co., Inc.	3.6	3.6
Wal-Mart Stores, Inc.	3.5	3.4
Microsoft Corp.	3.3	3.1
Exxon Mobil Corp.	3.2	2.6
	45.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.9
Consumer Discretionary	19.5	18.9
Consumer Staples	17.2	17.8
Telecommunication Services	7.8	7.7
Information Technology	6.3	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 92.1%		Stocks 87.8%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 12.2%
* Foreign investments	4.9%	** Foreign investments	3.1%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.5%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	192,000	$ 8,181
Household Durables - 0.1%
Garmin Ltd.	73,543	2,553
Media - 15.8%
E.W. Scripps Co. Class A	373,400	39,715
EchoStar Communications Corp. Class A (a)	3,547,955	114,104
News Corp. Ltd. ADR	583,700	21,498
Omnicom Group, Inc.	1,369,800	109,406
Pegasus Communications Corp. Class A (a)	181,840	2,949
Washington Post Co. Class B	100	95
		287,767
Multiline Retail - 2.7%
Dollar Tree Stores, Inc. (a)	200,100	5,583
Kohl's Corp. (a)	919,300	43,722
		49,305
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	262,700	9,011
TOTAL CONSUMER DISCRETIONARY		356,817
CONSUMER STAPLES - 17.2%
Beverages - 1.0%
The Coca-Cola Co.	361,300	18,553
Food & Staples Retailing - 5.7%
Costco Wholesale Corp.	521,400	19,698
Wal-Mart Stores, Inc.	1,147,200	63,933
Walgreen Co.	603,600	21,132
		104,763
Food Products - 1.3%
McCormick & Co., Inc. (non-vtg.)	561,700	19,912
Unilever PLC sponsored ADR	116,100	4,463
		24,375
Household Products - 3.0%
Colgate-Palmolive Co.	384,800	22,011
Kimberly-Clark Corp.	481,500	31,731
		53,742
Personal Products - 5.1%
Gillette Co.	2,162,900	93,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	397,000	$ 19,044
TOTAL CONSUMER STAPLES		313,676
ENERGY - 4.9%
Oil & Gas - 4.9%
BP PLC sponsored ADR	586,300	31,074
Exxon Mobil Corp.	1,346,806	58,249
		89,323
FINANCIALS - 21.2%
Capital Markets - 11.1%
Goldman Sachs Group, Inc.	466,100	43,771
Merrill Lynch & Co., Inc.	1,163,700	66,098
Morgan Stanley	1,723,000	92,198
		202,067
Commercial Banks - 4.8%
Wells Fargo & Co.	1,476,600	86,824
Consumer Finance - 0.8%
American Express Co.	302,900	15,357
Insurance - 4.5%
Allstate Corp.	371,400	16,334
American International Group, Inc.	566,130	41,497
PartnerRe Ltd.	166,600	9,310
St. Paul Travelers Companies, Inc.	383,073	15,200
		82,341
TOTAL FINANCIALS		386,589
HEALTH CARE - 4.4%
Biotechnology - 0.8%
Amgen, Inc. (a)	267,600	14,638
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	182,600	14,327
Medtronic, Inc.	123,500	5,916
		20,243
Pharmaceuticals - 2.5%
Allergan, Inc.	144,700	12,864
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Pharmaceuticals, Inc. (a)	103,300	$ 4,506
Pfizer, Inc.	817,050	28,875
		46,245
TOTAL HEALTH CARE		81,126
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	175,300	8,684
Northrop Grumman Corp.	124,700	12,860
		21,544
Airlines - 1.0%
Continental Airlines, Inc. Class B (a)	893,700	9,554
Northwest Airlines Corp. (a)	446,500	4,514
Southwest Airlines Co.	270,900	4,202
		18,270
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	133,300	7,870
Industrial Conglomerates - 1.8%
General Electric Co.	1,058,900	32,953
Road & Rail - 0.6%
Union Pacific Corp.	171,400	9,996
TOTAL INDUSTRIALS		90,633
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	1,418,300	31,415
Foundry Networks, Inc. (a)	400	5
		31,420
Computers & Peripherals - 0.6%
Diebold, Inc.	230,900	11,344
IT Services - 0.7%
Paychex, Inc.	344,200	12,911
Software - 3.3%
Microsoft Corp.	2,258,600	59,514
TOTAL INFORMATION TECHNOLOGY		115,189
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.9%
Containers & Packaging - 2.7%
Packaging Corp. of America	228,500	$ 5,370
Smurfit-Stone Container Corp. (a)	2,430,502	44,138
		49,508
Paper & Forest Products - 2.2%
International Paper Co.	962,200	40,345
TOTAL MATERIALS		89,853
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.8%
BellSouth Corp.	3,437,900	85,810
SBC Communications, Inc.	1,131,200	26,809
Verizon Communications, Inc.	873,000	30,188
		142,807
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	286,600	15,651
TOTAL COMMON STOCKS (Cost $1,546,201)		1,681,664
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 1.09% (b)	148,816,930	148,817
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	18,328,900	18,329
TOTAL MONEY MARKET FUNDS (Cost $167,146)		167,146
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,713,347)		1,848,810
NET OTHER ASSETS - (1.2)%		(22,034)
NET ASSETS - 100%		$ 1,826,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $255,173,000 and $206,562,000 respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,000 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $323,263,000 of which $2,496,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,527) (cost $1,713,347) - See accompanying schedule		$ 1,848,810
Receivable for fund shares sold		1,874
Dividends receivable		3,083
Interest receivable		149
Prepaid expenses		5
Other receivables		54
Total assets		1,853,975

Liabilities
Payable for investments purchased	$ 3,377
Payable for fund shares redeemed	3,417
Accrued management fee	713
Distribution fees payable	844
Other affiliated payables	498
Other payables and accrued expenses	21
Collateral on securities loaned, at value	18,329
Total liabilities		27,199

Net Assets		$ 1,826,776
Net Assets consist of:
Paid in capital		$ 1,982,007
Undistributed net investment income		1,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(292,129)
Net unrealized appreciation (depreciation) on investments		135,463
Net Assets		$ 1,826,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,079 ÷ 9,603 shares)	$ 15.94

Maximum offering price per share (100/94.25 of $15.94)	$ 16.91
Class T: Net Asset Value and redemption price per share ($863,366 ÷ 54,581 shares)	$ 15.82

Maximum offering price per share (100/96.50 of $15.82)	$ 16.39
Class B: Net Asset Value and offering price per share ($357,168 ÷ 23,207 shares)A	$ 15.39

Class C: Net Asset Value and offering price per share ($194,650 ÷ 12,629 shares)A	$ 15.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($258,513 ÷ 16,111 shares)	$ 16.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 13,667
Interest		924
Security lending		55
Total income		14,646

Expenses
Management fee	$ 4,410
Transfer agent fees	2,708
Distribution fees	5,309
Accounting and security lending fees	286
Non-interested trustees' compensation	4
Custodian fees and expenses	11
Registration fees	53
Audit	27
Legal	3
Miscellaneous	21
Total expenses before reductions	12,832
Expense reductions	(59)	12,773
Net investment income (loss)		1,873
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	33,067
Investments not meeting investment restrictions	4
Foreign currency transactions	(14)
Total net realized gain (loss)		33,057
Change in net unrealized appreciation (depreciation) on: Investment securities		30,157
Net gain (loss)		63,214
Net increase (decrease) in net assets resulting from operations		$ 65,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,873	$ 3,905
Net realized gain (loss)	33,057	34,384
Change in net unrealized appreciation (depreciation)	30,157	143,364
Net increase (decrease) in net assets resulting from operations	65,087	181,653
Distributions to shareholders from net investment income	(4,187)	(4,752)
Share transactions - net increase (decrease)	(21,174)	38,081
Total increase (decrease) in net assets	39,726	214,982

Net Assets
Beginning of period	1,787,050	1,572,068
End of period (including undistributed net investment income of $1,435 and undistributed net investment income of $3,749, respectively)	$ 1,826,776	$ 1,787,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Income from Investment Operations
Net investment income (loss)E	.04	.08	.09G	.06	.02	.04
Net realized and unrealized gain (loss)	.55	1.60	(2.20)G	(1.69)	(.85)	3.32
Total from investment operations	.59	1.68	(2.11)	(1.63)	(.83)	3.36
Distributions from net investment income	(.07)	(.09)	-	-	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Return of capital	-	-	-	-	-	(.03)
Total distributions	(.07)	(.09)	-	-	-	(.05)
Net asset value, end of period	$ 15.94	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40
Total ReturnB,C,D	3.80%	12.25%	(13.24)%	(9.28)%	(4.51)%	22.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.09%	1.10%	1.03%	.99%	1.04%
Expenses net of voluntary waivers, if any	1.08%A	1.09%	1.10%	1.03%	.99%	1.04%
Expenses net of all reductions	1.07%A	1.08%	1.06%	1.00%	.98%	1.03%
Net investment income (loss)	.51%A	.57%	.62%G	.39%	.09%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 144	$ 120	$ 166	$ 180	$ 120
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Income from Investment Operations
Net investment income (loss)E	.02	.05	.06G	.03	(.03)	-H
Net realized and unrealized gain (loss)	.55	1.58	(2.19)G	(1.69)	(.84)	3.32
Total from investment operations	.57	1.63	(2.13)	(1.66)	(.87)	3.32
Distributions from net investment income	(.04)	(.05)	-	-	-	(.01)
Return of capital	-	-	-	-	-	(.01)
Total distributions	(.04)	(.05)	-	-	-	(.02)
Net asset value, end of period	$ 15.82	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37
Total ReturnB,C,D	3.70%	11.95%	(13.45)%	(9.49)%	(4.74)%	22.05%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.31%A	1.32%	1.33%	1.26%	1.23%	1.27%
Expenses net of voluntary waivers, if any	1.31%A	1.32%	1.33%	1.26%	1.23%	1.27%
Expenses net of all reductions	1.30%A	1.31%	1.29%	1.24%	1.21%	1.25%
Net investment income (loss)	.28%A	.35%	.39%G	.16%	(.14)%	-
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 878	$ 788	$ 1,070	$ 1,278	$ 999
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.02)G	(.06)	(.13)	(.09)
Net realized and unrealized gain (loss)	.53	1.55	(2.14)G	(1.66)	(.82)	3.30
Total from investment operations	.51	1.52	(2.16)	(1.72)	(.95)	3.21
Net asset value, end of period	$ 15.39	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19
Total ReturnB,C,D	3.43%	11.38%	(13.92)%	(9.98)%	(5.22)%	21.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.86%A	1.85%	1.85%	1.78%	1.75%	1.78%
Expenses net of voluntary waivers, if any	1.86%A	1.85%	1.85%	1.78%	1.75%	1.78%
Expenses net of all reductions	1.85%A	1.85%	1.81%	1.76%	1.73%	1.76%
Net investment income (loss)	(.27)%A	(.19)%	(.13)%G	(.37)%	(.66)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 372	$ 365	$ 523	$ 641	$ 508
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.01)G	(.05)	(.12)	(.08)
Net realized and unrealized gain (loss)	.53	1.54	(2.14)G	(1.66)	(.83)	3.29
Total from investment operations	.51	1.52	(2.15)	(1.71)	(.95)	3.21
Net asset value, end of period	$ 15.41	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19
Total ReturnB,C,D	3.42%	11.36%	(13.84)%	(9.92)%	(5.22)%	21.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.82%A	1.82%	1.82%	1.75%	1.72%	1.76%
Expenses net of voluntary waivers, if any	1.82%A	1.82%	1.82%	1.75%	1.72%	1.76%
Expenses net of all reductions	1.81%A	1.81%	1.78%	1.73%	1.71%	1.75%
Net investment income (loss)	(.23)%A	(.16)%	(.10)%G	(.33)%	(.64)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 202	$ 194	$ 281	$ 365	$ 253
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Income from Investment Operations
Net investment income (loss)D	.07	.13	.14F	.12	.08	.09
Net realized and unrealized gain (loss)	.56	1.61	(2.21)F	(1.70)	(.86)	3.33
Total from investment operations	.63	1.74	(2.07)	(1.58)	(.78)	3.42
Distributions from net investment income	(.13)	(.15)	(.05)	-	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.02)
Return of capital	-	-	-	-	-	(.05)
Total distributions	(.13)	(.15)	(.05)	-	-	(.08)
Net asset value, end of period	$ 16.05	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44
Total ReturnB,C	4.03%	12.64%	(12.95)%	(8.95)%	(4.23)%	22.71%
Ratios to Average Net AssetsE
Expenses before expense reductions	.75%A	.72%	.73%	.69%	.69%	.74%
Expenses net of voluntary waivers, if any	.75%A	.72%	.73%	.69%	.69%	.74%
Expenses net of all reductions	.74%A	.72%	.69%	.67%	.68%	.72%
Net investment income (loss)	.84%A	.94%	.98%F	.72%	.39%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 259	$ 191	$ 104	$ 98	$ 118	$ 131
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 224,299
Unrealized depreciation	(90,769)
Net unrealized appreciation (depreciation)	$ 133,530
Cost for federal income tax purposes	$ 1,715,280

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 192	$ -
Class T	.25%	.25%	2,224	25
Class B	.75%	.25%	1,872	1,405
Class C	.75%	.25%	1,021	96
			$ 5,309	$ 1,526

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67
Class T	31
Class B*	429
Class C*	6
$ 533

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 238	.31*
Class T	1,275	.29*
Class B	629	.34*
Class C	302	.30*
Institutional Class	264	.23*
	$ 2,708

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $927 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $58 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 602	$ 783
Class T	1,999	2,857
Institutional Class	1,586	1,112
Total	$ 4,187	$ 4,752

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,855	2,665	$ 29,801	$ 38,368
Reinvestment of distributions	35	54	550	722
Shares redeemed	(1,610)	(2,107)	(25,797)	(29,861)
Net increase (decrease)	280	612	$ 4,554	$ 9,229
Class T
Shares sold	5,012	14,581	$ 79,705	$ 206,621
Reinvestment of distributions	121	204	1,893	2,700
Shares redeemed	(7,990)	(14,815)	(126,906)	(206,868)
Net increase (decrease)	(2,857)	(30)	$ (45,308)	$ 2,453
Class B
Shares sold	937	2,818	$ 14,511	$ 39,028
Shares redeemed	(2,733)	(5,155)	(42,294)	(69,328)
Net increase (decrease)	(1,796)	(2,337)	$ (27,783)	$ (30,300)
Class C
Shares sold	873	2,414	$ 13,542	$ 33,659
Shares redeemed	(1,800)	(3,373)	(27,848)	(45,433)
Net increase (decrease)	(927)	(959)	$ (14,306)	$ (11,774)
Institutional Class
Shares sold	5,670	7,592	$ 91,295	$ 107,531
Reinvestment of distributions	72	64	1,136	852
Shares redeemed	(1,904)	(2,849)	(30,762)	(39,910)
Net increase (decrease)	3,838	4,807	$ 61,669	$ 68,473

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGAII-USAN-0704
1.786792.101

Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	6.2	4.9
Omnicom Group, Inc.	6.0	5.8
Gillette Co.	5.1	5.3
Morgan Stanley	5.1	5.3
Wells Fargo & Co.	4.8	4.5
BellSouth Corp.	4.7	4.9
Merrill Lynch & Co., Inc.	3.6	3.6
Wal-Mart Stores, Inc.	3.5	3.4
Microsoft Corp.	3.3	3.1
Exxon Mobil Corp.	3.2	2.6
	45.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	20.9
Consumer Discretionary	19.5	18.9
Consumer Staples	17.2	17.8
Telecommunication Services	7.8	7.7
Information Technology	6.3	5.7
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 92.1%		Stocks 87.8%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 12.2%
* Foreign investments	4.9%	** Foreign investments	3.1%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.5%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	192,000	$ 8,181
Household Durables - 0.1%
Garmin Ltd.	73,543	2,553
Media - 15.8%
E.W. Scripps Co. Class A	373,400	39,715
EchoStar Communications Corp. Class A (a)	3,547,955	114,104
News Corp. Ltd. ADR	583,700	21,498
Omnicom Group, Inc.	1,369,800	109,406
Pegasus Communications Corp. Class A (a)	181,840	2,949
Washington Post Co. Class B	100	95
		287,767
Multiline Retail - 2.7%
Dollar Tree Stores, Inc. (a)	200,100	5,583
Kohl's Corp. (a)	919,300	43,722
		49,305
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	262,700	9,011
TOTAL CONSUMER DISCRETIONARY		356,817
CONSUMER STAPLES - 17.2%
Beverages - 1.0%
The Coca-Cola Co.	361,300	18,553
Food & Staples Retailing - 5.7%
Costco Wholesale Corp.	521,400	19,698
Wal-Mart Stores, Inc.	1,147,200	63,933
Walgreen Co.	603,600	21,132
		104,763
Food Products - 1.3%
McCormick & Co., Inc. (non-vtg.)	561,700	19,912
Unilever PLC sponsored ADR	116,100	4,463
		24,375
Household Products - 3.0%
Colgate-Palmolive Co.	384,800	22,011
Kimberly-Clark Corp.	481,500	31,731
		53,742
Personal Products - 5.1%
Gillette Co.	2,162,900	93,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	397,000	$ 19,044
TOTAL CONSUMER STAPLES		313,676
ENERGY - 4.9%
Oil & Gas - 4.9%
BP PLC sponsored ADR	586,300	31,074
Exxon Mobil Corp.	1,346,806	58,249
		89,323
FINANCIALS - 21.2%
Capital Markets - 11.1%
Goldman Sachs Group, Inc.	466,100	43,771
Merrill Lynch & Co., Inc.	1,163,700	66,098
Morgan Stanley	1,723,000	92,198
		202,067
Commercial Banks - 4.8%
Wells Fargo & Co.	1,476,600	86,824
Consumer Finance - 0.8%
American Express Co.	302,900	15,357
Insurance - 4.5%
Allstate Corp.	371,400	16,334
American International Group, Inc.	566,130	41,497
PartnerRe Ltd.	166,600	9,310
St. Paul Travelers Companies, Inc.	383,073	15,200
		82,341
TOTAL FINANCIALS		386,589
HEALTH CARE - 4.4%
Biotechnology - 0.8%
Amgen, Inc. (a)	267,600	14,638
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	182,600	14,327
Medtronic, Inc.	123,500	5,916
		20,243
Pharmaceuticals - 2.5%
Allergan, Inc.	144,700	12,864
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Pharmaceuticals, Inc. (a)	103,300	$ 4,506
Pfizer, Inc.	817,050	28,875
		46,245
TOTAL HEALTH CARE		81,126
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	175,300	8,684
Northrop Grumman Corp.	124,700	12,860
		21,544
Airlines - 1.0%
Continental Airlines, Inc. Class B (a)	893,700	9,554
Northwest Airlines Corp. (a)	446,500	4,514
Southwest Airlines Co.	270,900	4,202
		18,270
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	133,300	7,870
Industrial Conglomerates - 1.8%
General Electric Co.	1,058,900	32,953
Road & Rail - 0.6%
Union Pacific Corp.	171,400	9,996
TOTAL INDUSTRIALS		90,633
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	1,418,300	31,415
Foundry Networks, Inc. (a)	400	5
		31,420
Computers & Peripherals - 0.6%
Diebold, Inc.	230,900	11,344
IT Services - 0.7%
Paychex, Inc.	344,200	12,911
Software - 3.3%
Microsoft Corp.	2,258,600	59,514
TOTAL INFORMATION TECHNOLOGY		115,189
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.9%
Containers & Packaging - 2.7%
Packaging Corp. of America	228,500	$ 5,370
Smurfit-Stone Container Corp. (a)	2,430,502	44,138
		49,508
Paper & Forest Products - 2.2%
International Paper Co.	962,200	40,345
TOTAL MATERIALS		89,853
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.8%
BellSouth Corp.	3,437,900	85,810
SBC Communications, Inc.	1,131,200	26,809
Verizon Communications, Inc.	873,000	30,188
		142,807
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	286,600	15,651
TOTAL COMMON STOCKS (Cost $1,546,201)		1,681,664
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 1.09% (b)	148,816,930	148,817
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	18,328,900	18,329
TOTAL MONEY MARKET FUNDS (Cost $167,146)		167,146
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,713,347)		1,848,810
NET OTHER ASSETS - (1.2)%		(22,034)
NET ASSETS - 100%		$ 1,826,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $255,173,000 and $206,562,000 respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,000 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $323,263,000 of which $2,496,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,527) (cost $1,713,347) - See accompanying schedule		$ 1,848,810
Receivable for fund shares sold		1,874
Dividends receivable		3,083
Interest receivable		149
Prepaid expenses		5
Other receivables		54
Total assets		1,853,975

Liabilities
Payable for investments purchased	$ 3,377
Payable for fund shares redeemed	3,417
Accrued management fee	713
Distribution fees payable	844
Other affiliated payables	498
Other payables and accrued expenses	21
Collateral on securities loaned, at value	18,329
Total liabilities		27,199

Net Assets		$ 1,826,776
Net Assets consist of:
Paid in capital		$ 1,982,007
Undistributed net investment income		1,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(292,129)
Net unrealized appreciation (depreciation) on investments		135,463
Net Assets		$ 1,826,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,079 ÷ 9,603 shares)	$ 15.94

Maximum offering price per share (100/94.25 of $15.94)	$ 16.91
Class T: Net Asset Value and redemption price per share ($863,366 ÷ 54,581 shares)	$ 15.82

Maximum offering price per share (100/96.50 of $15.82)	$ 16.39
Class B: Net Asset Value and offering price per share ($357,168 ÷ 23,207 shares)A	$ 15.39

Class C: Net Asset Value and offering price per share ($194,650 ÷ 12,629 shares)A	$ 15.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($258,513 ÷ 16,111 shares)	$ 16.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 13,667
Interest		924
Security lending		55
Total income		14,646

Expenses
Management fee	$ 4,410
Transfer agent fees	2,708
Distribution fees	5,309
Accounting and security lending fees	286
Non-interested trustees' compensation	4
Custodian fees and expenses	11
Registration fees	53
Audit	27
Legal	3
Miscellaneous	21
Total expenses before reductions	12,832
Expense reductions	(59)	12,773
Net investment income (loss)		1,873
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	33,067
Investments not meeting investment restrictions	4
Foreign currency transactions	(14)
Total net realized gain (loss)		33,057
Change in net unrealized appreciation (depreciation) on: Investment securities		30,157
Net gain (loss)		63,214
Net increase (decrease) in net assets resulting from operations		$ 65,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,873	$ 3,905
Net realized gain (loss)	33,057	34,384
Change in net unrealized appreciation (depreciation)	30,157	143,364
Net increase (decrease) in net assets resulting from operations	65,087	181,653
Distributions to shareholders from net investment income	(4,187)	(4,752)
Share transactions - net increase (decrease)	(21,174)	38,081
Total increase (decrease) in net assets	39,726	214,982

Net Assets
Beginning of period	1,787,050	1,572,068
End of period (including undistributed net investment income of $1,435 and undistributed net investment income of $3,749, respectively)	$ 1,826,776	$ 1,787,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Income from Investment Operations
Net investment income (loss)E	.04	.08	.09G	.06	.02	.04
Net realized and unrealized gain (loss)	.55	1.60	(2.20)G	(1.69)	(.85)	3.32
Total from investment operations	.59	1.68	(2.11)	(1.63)	(.83)	3.36
Distributions from net investment income	(.07)	(.09)	-	-	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Return of capital	-	-	-	-	-	(.03)
Total distributions	(.07)	(.09)	-	-	-	(.05)
Net asset value, end of period	$ 15.94	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40
Total ReturnB,C,D	3.80%	12.25%	(13.24)%	(9.28)%	(4.51)%	22.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.09%	1.10%	1.03%	.99%	1.04%
Expenses net of voluntary waivers, if any	1.08%A	1.09%	1.10%	1.03%	.99%	1.04%
Expenses net of all reductions	1.07%A	1.08%	1.06%	1.00%	.98%	1.03%
Net investment income (loss)	.51%A	.57%	.62%G	.39%	.09%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 144	$ 120	$ 166	$ 180	$ 120
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Income from Investment Operations
Net investment income (loss)E	.02	.05	.06G	.03	(.03)	-H
Net realized and unrealized gain (loss)	.55	1.58	(2.19)G	(1.69)	(.84)	3.32
Total from investment operations	.57	1.63	(2.13)	(1.66)	(.87)	3.32
Distributions from net investment income	(.04)	(.05)	-	-	-	(.01)
Return of capital	-	-	-	-	-	(.01)
Total distributions	(.04)	(.05)	-	-	-	(.02)
Net asset value, end of period	$ 15.82	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37
Total ReturnB,C,D	3.70%	11.95%	(13.45)%	(9.49)%	(4.74)%	22.05%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.31%A	1.32%	1.33%	1.26%	1.23%	1.27%
Expenses net of voluntary waivers, if any	1.31%A	1.32%	1.33%	1.26%	1.23%	1.27%
Expenses net of all reductions	1.30%A	1.31%	1.29%	1.24%	1.21%	1.25%
Net investment income (loss)	.28%A	.35%	.39%G	.16%	(.14)%	-
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 878	$ 788	$ 1,070	$ 1,278	$ 999
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Income from Investment Operations
Net investment income (loss)E	(.02)	(.03)	(.02)G	(.06)	(.13)	(.09)
Net realized and unrealized gain (loss)	.53	1.55	(2.14)G	(1.66)	(.82)	3.30
Total from investment operations	.51	1.52	(2.16)	(1.72)	(.95)	3.21
Net asset value, end of period	$ 15.39	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19
Total ReturnB,C,D	3.43%	11.38%	(13.92)%	(9.98)%	(5.22)%	21.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.86%A	1.85%	1.85%	1.78%	1.75%	1.78%
Expenses net of voluntary waivers, if any	1.86%A	1.85%	1.85%	1.78%	1.75%	1.78%
Expenses net of all reductions	1.85%A	1.85%	1.81%	1.76%	1.73%	1.76%
Net investment income (loss)	(.27)%A	(.19)%	(.13)%G	(.37)%	(.66)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 372	$ 365	$ 523	$ 641	$ 508
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.01)G	(.05)	(.12)	(.08)
Net realized and unrealized gain (loss)	.53	1.54	(2.14)G	(1.66)	(.83)	3.29
Total from investment operations	.51	1.52	(2.15)	(1.71)	(.95)	3.21
Net asset value, end of period	$ 15.41	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19
Total ReturnB,C,D	3.42%	11.36%	(13.84)%	(9.92)%	(5.22)%	21.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.82%A	1.82%	1.82%	1.75%	1.72%	1.76%
Expenses net of voluntary waivers, if any	1.82%A	1.82%	1.82%	1.75%	1.72%	1.76%
Expenses net of all reductions	1.81%A	1.81%	1.78%	1.73%	1.71%	1.75%
Net investment income (loss)	(.23)%A	(.16)%	(.10)%G	(.33)%	(.64)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 202	$ 194	$ 281	$ 365	$ 253
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Income from Investment Operations
Net investment income (loss)D	.07	.13	.14F	.12	.08	.09
Net realized and unrealized gain (loss)	.56	1.61	(2.21)F	(1.70)	(.86)	3.33
Total from investment operations	.63	1.74	(2.07)	(1.58)	(.78)	3.42
Distributions from net investment income	(.13)	(.15)	(.05)	-	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.02)
Return of capital	-	-	-	-	-	(.05)
Total distributions	(.13)	(.15)	(.05)	-	-	(.08)
Net asset value, end of period	$ 16.05	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44
Total ReturnB,C	4.03%	12.64%	(12.95)%	(8.95)%	(4.23)%	22.71%
Ratios to Average Net AssetsE
Expenses before expense reductions	.75%A	.72%	.73%	.69%	.69%	.74%
Expenses net of voluntary waivers, if any	.75%A	.72%	.73%	.69%	.69%	.74%
Expenses net of all reductions	.74%A	.72%	.69%	.67%	.68%	.72%
Net investment income (loss)	.84%A	.94%	.98%F	.72%	.39%	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 259	$ 191	$ 104	$ 98	$ 118	$ 131
Portfolio turnover rate	25%A	21%	93%	67%	97%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 224,299
Unrealized depreciation	(90,769)
Net unrealized appreciation (depreciation)	$ 133,530
Cost for federal income tax purposes	$ 1,715,280

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 192	$ -
Class T	.25%	.25%	2,224	25
Class B	.75%	.25%	1,872	1,405
Class C	.75%	.25%	1,021	96
			$ 5,309	$ 1,526

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67
Class T	31
Class B*	429
Class C*	6
$ 533

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 238	.31*
Class T	1,275	.29*
Class B	629	.34*
Class C	302	.30*
Institutional Class	264	.23*
	$ 2,708

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $927 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $58 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 602	$ 783
Class T	1,999	2,857
Institutional Class	1,586	1,112
Total	$ 4,187	$ 4,752

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,855	2,665	$ 29,801	$ 38,368
Reinvestment of distributions	35	54	550	722
Shares redeemed	(1,610)	(2,107)	(25,797)	(29,861)
Net increase (decrease)	280	612	$ 4,554	$ 9,229
Class T
Shares sold	5,012	14,581	$ 79,705	$ 206,621
Reinvestment of distributions	121	204	1,893	2,700
Shares redeemed	(7,990)	(14,815)	(126,906)	(206,868)
Net increase (decrease)	(2,857)	(30)	$ (45,308)	$ 2,453
Class B
Shares sold	937	2,818	$ 14,511	$ 39,028
Shares redeemed	(2,733)	(5,155)	(42,294)	(69,328)
Net increase (decrease)	(1,796)	(2,337)	$ (27,783)	$ (30,300)
Class C
Shares sold	873	2,414	$ 13,542	$ 33,659
Shares redeemed	(1,800)	(3,373)	(27,848)	(45,433)
Net increase (decrease)	(927)	(959)	$ (14,306)	$ (11,774)
Institutional Class
Shares sold	5,670	7,592	$ 91,295	$ 107,531
Reinvestment of distributions	72	64	1,136	852
Shares redeemed	(1,904)	(2,849)	(30,762)	(39,910)
Net increase (decrease)	3,838	4,807	$ 61,669	$ 68,473

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGAI-USAN-0704
1.786791.101

Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	6.3	4.4
Microsoft Corp.	5.2	4.9
General Electric Co.	4.2	3.9
Dell, Inc.	3.4	1.3
Intersil Corp. Class A	3.3	1.3
Procter & Gamble Co.	2.5	0.9
American International Group, Inc.	2.4	1.4
Wal-Mart Stores, Inc.	2.1	0.8
Flextronics International Ltd.	2.1	3.0
Schering-Plough Corp.	2.0	0.6
	33.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.7	32.9
Health Care	28.1	25.1
Consumer Staples	12.4	5.4
Consumer Discretionary	11.1	11.9
Industrials	6.8	5.6
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.6%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	4.2%	** Foreign investments	7.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.4%
Harley-Davidson, Inc.	6,300	$ 362,187
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (a)	2,700	99,792
Kerzner International Ltd. (a)	3,200	135,680
Multimedia Games, Inc. (a)	2,400	54,168
Wendy's International, Inc.	3,600	136,044
		425,684
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	1,300	115,440
Media - 6.0%
Clear Channel Communications, Inc.	1,400	55,580
Fox Entertainment Group, Inc. Class A (a)	7,600	204,820
Lamar Advertising Co. Class A (a)	4,500	183,915
Radio One, Inc. Class D (non-vtg.) (a)	14,500	250,560
Spanish Broadcasting System, Inc. Class A (a)	28,500	275,025
Univision Communications, Inc. Class A (a)	12,900	419,895
Viacom, Inc. Class B (non-vtg.)	3,300	121,737
Walt Disney Co.	2,300	53,981
		1,565,513
Multiline Retail - 0.1%
Kohl's Corp. (a)	600	28,536
Specialty Retail - 1.3%
Best Buy Co., Inc.	1,900	100,244
Home Depot, Inc.	4,800	172,416
Ross Stores, Inc.	2,000	52,380
		325,040
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,200	85,380
TOTAL CONSUMER DISCRETIONARY		2,907,780
CONSUMER STAPLES - 12.4%
Beverages - 3.6%
Anheuser-Busch Companies, Inc.	2,400	127,848
PepsiCo, Inc.	7,900	421,623
The Coca-Cola Co.	7,600	390,260
		939,731
Food & Staples Retailing - 3.3%
CVS Corp.	4,700	195,896
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	10,000	$ 557,300
Walgreen Co.	3,200	112,032
		865,228
Food Products - 0.3%
Bunge Ltd.	2,200	81,708
Household Products - 4.3%
Colgate-Palmolive Co.	8,000	457,600
Procter & Gamble Co.	6,100	657,702
		1,115,302
Personal Products - 0.9%
Gillette Co.	5,230	225,361
TOTAL CONSUMER STAPLES		3,227,330
ENERGY - 2.6%
Energy Equipment & Services - 2.6%
BJ Services Co. (a)	9,100	381,199
Nabors Industries Ltd. (a)	3,100	128,340
Pride International, Inc. (a)	11,200	176,064
		685,603
FINANCIALS - 6.0%
Capital Markets - 0.6%
Harris & Harris Group, Inc. (a)	4,800	72,000
Morgan Stanley	1,600	85,616
		157,616
Commercial Banks - 0.2%
North Fork Bancorp, Inc., New York	1,600	61,600
Diversified Financial Services - 1.0%
Citigroup, Inc.	5,600	260,008
Insurance - 2.4%
American International Group, Inc.	8,700	637,710
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	2,400	162,480
Golden West Financial Corp., Delaware	1,100	119,647
New York Community Bancorp, Inc.	7,600	177,992
		460,119
TOTAL FINANCIALS		1,577,053
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 28.1%
Biotechnology - 4.5%
Amgen, Inc. (a)	2,800	$ 153,160
Biogen Idec, Inc. (a)	900	55,935
Cephalon, Inc. (a)	2,300	123,901
Charles River Laboratories International, Inc. (a)	1,400	63,112
Genentech, Inc. (a)	5,400	322,974
Harvard Bioscience, Inc. (a)	17,400	81,780
ImmunoGen, Inc. (a)	17,700	141,777
Millennium Pharmaceuticals, Inc. (a)	3,800	56,658
Nanogen, Inc. (a)	6,400	43,584
OSI Pharmaceuticals, Inc. (a)	800	65,568
Protein Design Labs, Inc. (a)	2,800	54,628
Serologicals Corp. (a)	600	10,278
		1,173,355
Health Care Equipment & Supplies - 5.4%
Biomet, Inc.	1,300	52,156
Cholestech Corp. (a)	6,000	57,300
Dade Behring Holdings, Inc. (a)	1,500	66,975
Fisher Scientific International, Inc. (a)	2,400	137,784
Illumina, Inc. (a)	25,800	163,572
Invacare Corp.	1,000	41,470
Medtronic, Inc.	9,200	440,680
ResMed, Inc. (a)	3,100	157,480
Smith & Nephew PLC	5,400	58,212
St. Jude Medical, Inc. (a)	1,100	83,886
Synthes, Inc.	1,350	158,938
		1,418,453
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	2,600	176,046
Inveresk Research Group, Inc. (a)	2,400	72,192
Pediatrix Medical Group, Inc. (a)	800	52,880
ProxyMed, Inc. (a)	2,800	53,200
UnitedHealth Group, Inc.	2,760	180,090
WebMD Corp. (a)	16,600	147,076
		681,484
Pharmaceuticals - 15.6%
Abbott Laboratories	4,400	181,324
Barr Pharmaceuticals, Inc. (a)	5,600	244,272
Eli Lilly & Co.	2,900	213,643
Endo Pharmaceuticals Holdings, Inc. (a)	2,300	52,072
Forest Laboratories, Inc. (a)	1,500	95,085
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
IVAX Corp. (a)	3,500	$ 85,225
Johnson & Johnson	7,160	398,884
Merck & Co., Inc.	6,600	312,180
Pfizer, Inc.	46,520	1,644,015
Schering-Plough Corp.	30,900	522,210
Wyeth	8,900	320,400
		4,069,310
TOTAL HEALTH CARE		7,342,602
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.2%
Boeing Co.	1,900	87,020
Honeywell International, Inc.	6,500	219,050
		306,070
Airlines - 0.1%
AirTran Holdings, Inc. (a)	800	11,136
JetBlue Airways Corp. (a)	600	17,292
		28,428
Building Products - 0.3%
Trex Co., Inc. (a)	1,900	69,027
Commercial Services & Supplies - 1.0%
Labor Ready, Inc. (a)	9,900	120,483
Robert Half International, Inc.	5,100	142,698
		263,181
Industrial Conglomerates - 4.2%
General Electric Co.	35,200	1,095,424
TOTAL INDUSTRIALS		1,762,130
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	7,600	45,524
Cisco Systems, Inc. (a)	17,300	383,195
Comverse Technology, Inc. (a)	4,000	70,680
Juniper Networks, Inc. (a)	1,500	31,365
Powerwave Technologies, Inc. (a)	7,200	57,672
Redback Networks, Inc. (a)	13,800	69,966
		658,402
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
Dell, Inc. (a)	25,500	$ 897,090
Dot Hill Systems Corp. (a)	3,900	37,050
Electronics for Imaging, Inc. (a)	5,700	158,232
EMC Corp. (a)	15,500	174,220
UNOVA, Inc. (a)	15,700	272,395
		1,538,987
Electronic Equipment & Instruments - 6.0%
Benchmark Electronics, Inc. (a)	8,900	259,257
Flextronics International Ltd. (a)	30,900	542,604
Ingram Micro, Inc. Class A (a)	4,600	66,470
Jabil Circuit, Inc. (a)	6,300	178,353
Sanmina-SCI Corp. (a)	9,000	95,220
Solectron Corp. (a)	63,900	351,450
Veeco Instruments, Inc. (a)	2,700	69,714
		1,563,068
Internet Software & Services - 1.2%
Blue Coat Systems, Inc. (a)	2,000	55,600
Websense, Inc. (a)	1,800	58,284
Yahoo!, Inc. (a)	6,200	190,092
		303,976
IT Services - 0.3%
First Data Corp.	2,100	90,909
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	1,700	137,496
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc. (a)	11,600	231,536
ASML Holding NV (NY Shares) (a)	10,000	176,100
Integrated Circuit Systems, Inc. (a)	3,800	104,348
Intersil Corp. Class A	41,200	875,500
Linear Technology Corp.	2,000	79,320
Teradyne, Inc. (a)	7,700	171,633
Xilinx, Inc.	1,600	58,368
		1,696,805
Software - 6.8%
BEA Systems, Inc. (a)	8,600	74,218
Cadence Design Systems, Inc. (a)	7,200	99,648
Manhattan Associates, Inc. (a)	2,100	59,850
Microsoft Corp.	51,200	1,349,120
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	2,400	$ 96,960
Siebel Systems, Inc. (a)	7,800	84,240
		1,764,036
TOTAL INFORMATION TECHNOLOGY		7,753,679
MATERIALS - 1.8%
Chemicals - 1.2%
Ferro Corp.	4,600	117,760
Nanophase Technologies Corp. (a)	10,400	74,776
Olin Corp.	6,400	105,280
		297,816
Containers & Packaging - 0.6%
Pactiv Corp. (a)	6,900	162,702
TOTAL MATERIALS		460,518
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	1,200	16,992
TOTAL COMMON STOCKS (Cost $25,462,496)		25,733,687
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.09% (b)	436,233	436,233
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	115,800	115,800
TOTAL MONEY MARKET FUNDS (Cost $552,033)		552,033
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 5/28/04 due 6/1/04) (Cost $33,000)	$ 33,004	$ 33,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $26,047,529)		26,318,720
NET OTHER ASSETS - (0.8)%		(218,101)
NET ASSETS - 100%		$ 26,100,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $20,788,073 and $19,651,805, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,418 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $13,591,000 of which $5,718,000, $5,708,000 and $2,165,000 will expire on November 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $126,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,167 and repurchase agreements of $33,000)(cost $26,047,529) - See accompanying schedule		$ 26,318,720
Cash		777
Receivable for investments sold		317,998
Receivable for fund shares sold		34,752
Dividends receivable		20,767
Interest receivable		430
Prepaid expenses		69
Receivable from investment adviser for expense reductions		8,721
Other receivables		6,785
Total assets		26,709,019

Liabilities
Payable for investments purchased	$ 404,934
Payable for fund shares redeemed	30,419
Accrued management fee	12,253
Distribution fees payable	13,482
Other affiliated payables	16,028
Other payables and accrued expenses	15,484
Collateral on securities loaned, at value	115,800
Total liabilities		608,400

Net Assets		$ 26,100,619
Net Assets consist of:
Paid in capital		$ 37,204,707
Accumulated net investment loss		(99,790)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,275,489)
Net unrealized appreciation (depreciation) on investments		271,191
Net Assets		$ 26,100,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,476,959 ÷ 635,988 shares)	$ 8.61

Maximum offering price per share (100/94.25 of $8.61)	$ 9.14
Class T: Net Asset Value and redemption price per share ($10,666,864 ÷ 1,257,667 shares)	$ 8.48

Maximum offering price per share (100/96.50 of $8.48)	$ 8.79
Class B: Net Asset Value and offering price per share ($7,024,815 ÷ 849,666 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($2,785,194 ÷ 338,474 shares)A	$ 8.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($146,787 ÷ 16,894 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 108,605
Interest		3,100
Security lending		914
Total income		112,619

Expenses
Management fee	$ 74,543
Transfer agent fees	84,129
Distribution fees	83,537
Accounting and security lending fees	18,773
Non-interested trustees' compensation	60
Custodian fees and expenses	5,574
Registration fees	30,398
Audit	20,997
Legal	3,703
Miscellaneous	369
Total expenses before reductions	322,083
Expense reductions	(109,674)	212,409
Net investment income (loss)		(99,790)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,518,220
Foreign currency transactions	430
Total net realized gain (loss)		2,518,650
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,516,925)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(1,516,970)
Net gain (loss)		1,001,680
Net increase (decrease) in net assets resulting from operations		$ 901,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (99,790)	$ (113,667)
Net realized gain (loss)	2,518,650	(183,726)
Change in net unrealized appreciation (depreciation)	(1,516,970)	3,078,995
Net increase (decrease) in net assets resulting from operations	901,890	2,781,602
Share transactions - net increase (decrease)	1,058,250	(34,937)
Total increase (decrease) in net assets	1,960,140	2,746,665

Net Assets
Beginning of period	24,140,479	21,393,814
End of period (including accumulated net investment loss of $99,790 and $0, respectively)	$ 26,100,619	$ 24,140,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Income from Investment Operations
Net investment income (loss)E	(.02)	(.01)	(.05)	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss)	.35	1.03	(3.61)	(1.62)	.44	3.32
Total from investment operations	.33	1.02	(3.66)	(1.63)	.42	3.30
Distributions from net realized gain	-	-	-	(1.16)	(1.72)	-
Net asset value, end of period	$ 8.61	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01
Total ReturnB,C,D	3.99%	14.05%	(33.52)%	(13.13)%	2.40%	28.18%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.04%A	2.28%	2.03%	1.70%	1.61%	1.72%
Expenses net of voluntary waivers, if any	1.30%A	1.33%	1.32%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.26%	1.30%	1.28%
Net investment income (loss)	(.38)%A	(.14)%	(.62)%	(.05)%	(.10)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,477	$ 4,076	$ 3,491	$ 4,271	$ 4,925	$ 3,846
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)	(.08)	(.03)	(.05)	(.06)
Net realized and unrealized gain (loss)	.35	1.01	(3.57)	(1.64)	.42	3.31
Total from investment operations	.32	.98	(3.65)	(1.67)	.37	3.25
Distributions from net realized gain	-	-	-	(1.12)	(1.68)	-
Net asset value, end of period	$ 8.48	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93
Total ReturnB,C,D	3.92%	13.65%	(33.70)%	(13.49)%	2.06%	27.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.42%A	2.64%	2.37%	2.10%	1.88%	1.94%
Expenses net of voluntary waivers, if any	1.55%A	1.58%	1.57%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.49%A	1.50%	1.48%	1.50%	1.54%	1.53%
Net investment income (loss)	(.62)%A	(.39)%	(.86)%	(.29)%	(.35)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,667	$ 9,905	$ 8,925	$ 16,165	$ 19,047	$ 15,989
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.12)	(.09)	(.13)	(.12)
Net realized and unrealized gain (loss)	.34	.99	(3.50)	(1.63)	.43	3.28
Total from investment operations	.29	.93	(3.62)	(1.72)	.30	3.16
Distributions from net realized gain	-	-	-	(1.05)	(1.62)	-
Net asset value, end of period	$ 8.27	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76
Total ReturnB,C,D	3.63%	13.19%	(33.93)%	(14.00)%	1.58%	27.24%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.82%A	2.96%	2.70%	2.44%	2.33%	2.41%
Expenses net of voluntary waivers, if any	2.05%A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	2.00%A	1.97%	1.96%	2.01%	2.05%	2.03%
Net investment income (loss)	(1.13)%A	(.86)%	(1.34)%	(.80)%	(.85)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,025	$ 7,634	$ 6,921	$ 12,487	$ 15,682	$ 13,056
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.12)	(.09)	(.13)	(.12)
Net realized and unrealized gain (loss)	.34	.98	(3.50)	(1.61)	.45	3.27
Total from investment operations	.29	.92	(3.62)	(1.70)	.32	3.15
Distributions from net realized gain	-	-	-	(1.07)	(1.66)	-
Net asset value, end of period	$ 8.23	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75
Total ReturnB,C,D	3.65%	13.11%	(34.02)%	(13.90)%	1.71%	27.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.72%A	2.91%	2.68%	2.47%	2.41%	2.60%
Expenses net of voluntary waivers, if any	2.05%A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99%A	1.97%	1.96%	2.00%	2.04%	2.03%
Net investment income (loss)	(1.12)%A	(.86)%	(1.34)%	(.79)%	(.85)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,785	$ 2,379	$ 1,758	$ 3,186	$ 2,763	$ 1,408
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Income from Investment Operations
Net investment income (loss)D	(.01)	.01	(.03)	.02	.02	.01
Net realized and unrealized gain (loss)	.36	1.03	(3.62)	(1.65)	.44	3.34
Total from investment operations	.35	1.04	(3.65)	(1.63)	.46	3.35
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	(1.17)	(1.76)	-
Total distributions	-	-	-	(1.19)	(1.76)	-
Net asset value, end of period	$ 8.69	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07
Total ReturnB,C	4.20%	14.25%	(33.33)%	(13.09)%	2.68%	28.58%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.41%A	1.50%	1.39%	1.26%	1.21%	1.36%
Expenses net of voluntary waivers, if any	1.05%A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00%A	.97%	.95%	1.00%	1.05%	1.03%
Net investment income (loss)	(.13)%A	.14%	(.34)%	.21%	.14%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 146	$ 300	$ 488	$ 615	$ 682
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,652,363	|
Unrealized depreciation	(1,431,827)
Net unrealized appreciation (depreciation)	$ 220,536
Cost for federal income tax purposes	$ 26,098,184

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,224	$ -
Class T	.25%	.25%	26,584	50
Class B	.75%	.25%	37,534	28,177
Class C	.75%	.25%	13,195	3,115
			$ 83,537	$ 31,342

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,030
Class T	3,666
Class B*	7,555
Class C*	90
$ 14,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 14,931	.60*
Class T	38,691	.73*
Class B	23,399	.62*
Class C	6,944	.53*
Institutional Class	164	.22*
	$ 84,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,087 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 18,451
Class T	1.55%	46,404
Class B	2.05%	28,680
Class C	2.05%	8,857
Institutional Class	1.05%	271
		$ 102,663

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,011 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	197,760	146,369	$ 1,732,933	$ 1,082,607
Shares redeemed	(54,105)	(134,658)	(467,594)	(994,773)
Net increase (decrease)	143,655	11,711	$ 1,265,339	$ 87,834
Class T
Shares sold	197,743	335,511	$ 1,694,940	$ 2,409,539
Shares redeemed	(153,450)	(364,905)	(1,314,328)	(2,597,713)
Net increase (decrease)	44,293	(29,394)	$ 380,612	$ (188,174)
Class B
Shares sold	124,937	214,593	$ 1,044,697	$ 1,528,100
Shares redeemed	(232,242)	(239,509)	(1,951,337)	(1,663,892)
Net increase (decrease)	(107,305)	(24,916)	$ (906,640)	$ (135,792)
Class C
Shares sold	69,868	117,587	$ 584,216	$ 830,565
Shares redeemed	(31,042)	(68,322)	(260,061)	(471,571)
Net increase (decrease)	38,826	49,265	$ 324,155	$ 358,994
Institutional Class
Shares sold	-	855	$ -	$ 6,000
Shares redeemed	(582)	(24,396)	(5,216)	(163,799)
Net increase (decrease)	(582)	(23,541)	$ (5,216)	$ (157,799)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATQG-USAN-0704
1.786803.101

Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	6.3	4.4
Microsoft Corp.	5.2	4.9
General Electric Co.	4.2	3.9
Dell, Inc.	3.4	1.3
Intersil Corp. Class A	3.3	1.3
Procter & Gamble Co.	2.5	0.9
American International Group, Inc.	2.4	1.4
Wal-Mart Stores, Inc.	2.1	0.8
Flextronics International Ltd.	2.1	3.0
Schering-Plough Corp.	2.0	0.6
	33.5
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.7	32.9
Health Care	28.1	25.1
Consumer Staples	12.4	5.4
Consumer Discretionary	11.1	11.9
Industrials	6.8	5.6
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.6%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	4.2%	** Foreign investments	7.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.4%
Harley-Davidson, Inc.	6,300	$ 362,187
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (a)	2,700	99,792
Kerzner International Ltd. (a)	3,200	135,680
Multimedia Games, Inc. (a)	2,400	54,168
Wendy's International, Inc.	3,600	136,044
		425,684
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	1,300	115,440
Media - 6.0%
Clear Channel Communications, Inc.	1,400	55,580
Fox Entertainment Group, Inc. Class A (a)	7,600	204,820
Lamar Advertising Co. Class A (a)	4,500	183,915
Radio One, Inc. Class D (non-vtg.) (a)	14,500	250,560
Spanish Broadcasting System, Inc. Class A (a)	28,500	275,025
Univision Communications, Inc. Class A (a)	12,900	419,895
Viacom, Inc. Class B (non-vtg.)	3,300	121,737
Walt Disney Co.	2,300	53,981
		1,565,513
Multiline Retail - 0.1%
Kohl's Corp. (a)	600	28,536
Specialty Retail - 1.3%
Best Buy Co., Inc.	1,900	100,244
Home Depot, Inc.	4,800	172,416
Ross Stores, Inc.	2,000	52,380
		325,040
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	1,200	85,380
TOTAL CONSUMER DISCRETIONARY		2,907,780
CONSUMER STAPLES - 12.4%
Beverages - 3.6%
Anheuser-Busch Companies, Inc.	2,400	127,848
PepsiCo, Inc.	7,900	421,623
The Coca-Cola Co.	7,600	390,260
		939,731
Food & Staples Retailing - 3.3%
CVS Corp.	4,700	195,896
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	10,000	$ 557,300
Walgreen Co.	3,200	112,032
		865,228
Food Products - 0.3%
Bunge Ltd.	2,200	81,708
Household Products - 4.3%
Colgate-Palmolive Co.	8,000	457,600
Procter & Gamble Co.	6,100	657,702
		1,115,302
Personal Products - 0.9%
Gillette Co.	5,230	225,361
TOTAL CONSUMER STAPLES		3,227,330
ENERGY - 2.6%
Energy Equipment & Services - 2.6%
BJ Services Co. (a)	9,100	381,199
Nabors Industries Ltd. (a)	3,100	128,340
Pride International, Inc. (a)	11,200	176,064
		685,603
FINANCIALS - 6.0%
Capital Markets - 0.6%
Harris & Harris Group, Inc. (a)	4,800	72,000
Morgan Stanley	1,600	85,616
		157,616
Commercial Banks - 0.2%
North Fork Bancorp, Inc., New York	1,600	61,600
Diversified Financial Services - 1.0%
Citigroup, Inc.	5,600	260,008
Insurance - 2.4%
American International Group, Inc.	8,700	637,710
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	2,400	162,480
Golden West Financial Corp., Delaware	1,100	119,647
New York Community Bancorp, Inc.	7,600	177,992
		460,119
TOTAL FINANCIALS		1,577,053
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 28.1%
Biotechnology - 4.5%
Amgen, Inc. (a)	2,800	$ 153,160
Biogen Idec, Inc. (a)	900	55,935
Cephalon, Inc. (a)	2,300	123,901
Charles River Laboratories International, Inc. (a)	1,400	63,112
Genentech, Inc. (a)	5,400	322,974
Harvard Bioscience, Inc. (a)	17,400	81,780
ImmunoGen, Inc. (a)	17,700	141,777
Millennium Pharmaceuticals, Inc. (a)	3,800	56,658
Nanogen, Inc. (a)	6,400	43,584
OSI Pharmaceuticals, Inc. (a)	800	65,568
Protein Design Labs, Inc. (a)	2,800	54,628
Serologicals Corp. (a)	600	10,278
		1,173,355
Health Care Equipment & Supplies - 5.4%
Biomet, Inc.	1,300	52,156
Cholestech Corp. (a)	6,000	57,300
Dade Behring Holdings, Inc. (a)	1,500	66,975
Fisher Scientific International, Inc. (a)	2,400	137,784
Illumina, Inc. (a)	25,800	163,572
Invacare Corp.	1,000	41,470
Medtronic, Inc.	9,200	440,680
ResMed, Inc. (a)	3,100	157,480
Smith & Nephew PLC	5,400	58,212
St. Jude Medical, Inc. (a)	1,100	83,886
Synthes, Inc.	1,350	158,938
		1,418,453
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	2,600	176,046
Inveresk Research Group, Inc. (a)	2,400	72,192
Pediatrix Medical Group, Inc. (a)	800	52,880
ProxyMed, Inc. (a)	2,800	53,200
UnitedHealth Group, Inc.	2,760	180,090
WebMD Corp. (a)	16,600	147,076
		681,484
Pharmaceuticals - 15.6%
Abbott Laboratories	4,400	181,324
Barr Pharmaceuticals, Inc. (a)	5,600	244,272
Eli Lilly & Co.	2,900	213,643
Endo Pharmaceuticals Holdings, Inc. (a)	2,300	52,072
Forest Laboratories, Inc. (a)	1,500	95,085
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
IVAX Corp. (a)	3,500	$ 85,225
Johnson & Johnson	7,160	398,884
Merck & Co., Inc.	6,600	312,180
Pfizer, Inc.	46,520	1,644,015
Schering-Plough Corp.	30,900	522,210
Wyeth	8,900	320,400
		4,069,310
TOTAL HEALTH CARE		7,342,602
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.2%
Boeing Co.	1,900	87,020
Honeywell International, Inc.	6,500	219,050
		306,070
Airlines - 0.1%
AirTran Holdings, Inc. (a)	800	11,136
JetBlue Airways Corp. (a)	600	17,292
		28,428
Building Products - 0.3%
Trex Co., Inc. (a)	1,900	69,027
Commercial Services & Supplies - 1.0%
Labor Ready, Inc. (a)	9,900	120,483
Robert Half International, Inc.	5,100	142,698
		263,181
Industrial Conglomerates - 4.2%
General Electric Co.	35,200	1,095,424
TOTAL INDUSTRIALS		1,762,130
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	7,600	45,524
Cisco Systems, Inc. (a)	17,300	383,195
Comverse Technology, Inc. (a)	4,000	70,680
Juniper Networks, Inc. (a)	1,500	31,365
Powerwave Technologies, Inc. (a)	7,200	57,672
Redback Networks, Inc. (a)	13,800	69,966
		658,402
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.9%
Dell, Inc. (a)	25,500	$ 897,090
Dot Hill Systems Corp. (a)	3,900	37,050
Electronics for Imaging, Inc. (a)	5,700	158,232
EMC Corp. (a)	15,500	174,220
UNOVA, Inc. (a)	15,700	272,395
		1,538,987
Electronic Equipment & Instruments - 6.0%
Benchmark Electronics, Inc. (a)	8,900	259,257
Flextronics International Ltd. (a)	30,900	542,604
Ingram Micro, Inc. Class A (a)	4,600	66,470
Jabil Circuit, Inc. (a)	6,300	178,353
Sanmina-SCI Corp. (a)	9,000	95,220
Solectron Corp. (a)	63,900	351,450
Veeco Instruments, Inc. (a)	2,700	69,714
		1,563,068
Internet Software & Services - 1.2%
Blue Coat Systems, Inc. (a)	2,000	55,600
Websense, Inc. (a)	1,800	58,284
Yahoo!, Inc. (a)	6,200	190,092
		303,976
IT Services - 0.3%
First Data Corp.	2,100	90,909
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	1,700	137,496
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc. (a)	11,600	231,536
ASML Holding NV (NY Shares) (a)	10,000	176,100
Integrated Circuit Systems, Inc. (a)	3,800	104,348
Intersil Corp. Class A	41,200	875,500
Linear Technology Corp.	2,000	79,320
Teradyne, Inc. (a)	7,700	171,633
Xilinx, Inc.	1,600	58,368
		1,696,805
Software - 6.8%
BEA Systems, Inc. (a)	8,600	74,218
Cadence Design Systems, Inc. (a)	7,200	99,648
Manhattan Associates, Inc. (a)	2,100	59,850
Microsoft Corp.	51,200	1,349,120
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	2,400	$ 96,960
Siebel Systems, Inc. (a)	7,800	84,240
		1,764,036
TOTAL INFORMATION TECHNOLOGY		7,753,679
MATERIALS - 1.8%
Chemicals - 1.2%
Ferro Corp.	4,600	117,760
Nanophase Technologies Corp. (a)	10,400	74,776
Olin Corp.	6,400	105,280
		297,816
Containers & Packaging - 0.6%
Pactiv Corp. (a)	6,900	162,702
TOTAL MATERIALS		460,518
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	1,200	16,992
TOTAL COMMON STOCKS (Cost $25,462,496)		25,733,687
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.09% (b)	436,233	436,233
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	115,800	115,800
TOTAL MONEY MARKET FUNDS (Cost $552,033)		552,033
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 5/28/04 due 6/1/04) (Cost $33,000)	$ 33,004	$ 33,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $26,047,529)		26,318,720
NET OTHER ASSETS - (0.8)%		(218,101)
NET ASSETS - 100%		$ 26,100,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $20,788,073 and $19,651,805, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,418 for the period.
Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $13,591,000 of which $5,718,000, $5,708,000 and $2,165,000 will expire on November 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $126,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,167 and repurchase agreements of $33,000)(cost $26,047,529) - See accompanying schedule		$ 26,318,720
Cash		777
Receivable for investments sold		317,998
Receivable for fund shares sold		34,752
Dividends receivable		20,767
Interest receivable		430
Prepaid expenses		69
Receivable from investment adviser for expense reductions		8,721
Other receivables		6,785
Total assets		26,709,019

Liabilities
Payable for investments purchased	$ 404,934
Payable for fund shares redeemed	30,419
Accrued management fee	12,253
Distribution fees payable	13,482
Other affiliated payables	16,028
Other payables and accrued expenses	15,484
Collateral on securities loaned, at value	115,800
Total liabilities		608,400

Net Assets		$ 26,100,619
Net Assets consist of:
Paid in capital		$ 37,204,707
Accumulated net investment loss		(99,790)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,275,489)
Net unrealized appreciation (depreciation) on investments		271,191
Net Assets		$ 26,100,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,476,959 ÷ 635,988 shares)	$ 8.61

Maximum offering price per share (100/94.25 of $8.61)	$ 9.14
Class T: Net Asset Value and redemption price per share ($10,666,864 ÷ 1,257,667 shares)	$ 8.48

Maximum offering price per share (100/96.50 of $8.48)	$ 8.79
Class B: Net Asset Value and offering price per share ($7,024,815 ÷ 849,666 shares)A	$ 8.27

Class C: Net Asset Value and offering price per share ($2,785,194 ÷ 338,474 shares)A	$ 8.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($146,787 ÷ 16,894 shares)	$ 8.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 108,605
Interest		3,100
Security lending		914
Total income		112,619

Expenses
Management fee	$ 74,543
Transfer agent fees	84,129
Distribution fees	83,537
Accounting and security lending fees	18,773
Non-interested trustees' compensation	60
Custodian fees and expenses	5,574
Registration fees	30,398
Audit	20,997
Legal	3,703
Miscellaneous	369
Total expenses before reductions	322,083
Expense reductions	(109,674)	212,409
Net investment income (loss)		(99,790)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,518,220
Foreign currency transactions	430
Total net realized gain (loss)		2,518,650
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,516,925)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(1,516,970)
Net gain (loss)		1,001,680
Net increase (decrease) in net assets resulting from operations		$ 901,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (99,790)	$ (113,667)
Net realized gain (loss)	2,518,650	(183,726)
Change in net unrealized appreciation (depreciation)	(1,516,970)	3,078,995
Net increase (decrease) in net assets resulting from operations	901,890	2,781,602
Share transactions - net increase (decrease)	1,058,250	(34,937)
Total increase (decrease) in net assets	1,960,140	2,746,665

Net Assets
Beginning of period	24,140,479	21,393,814
End of period (including accumulated net investment loss of $99,790 and $0, respectively)	$ 26,100,619	$ 24,140,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Income from Investment Operations
Net investment income (loss)E	(.02)	(.01)	(.05)	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss)	.35	1.03	(3.61)	(1.62)	.44	3.32
Total from investment operations	.33	1.02	(3.66)	(1.63)	.42	3.30
Distributions from net realized gain	-	-	-	(1.16)	(1.72)	-
Net asset value, end of period	$ 8.61	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01
Total ReturnB,C,D	3.99%	14.05%	(33.52)%	(13.13)%	2.40%	28.18%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.04%A	2.28%	2.03%	1.70%	1.61%	1.72%
Expenses net of voluntary waivers, if any	1.30%A	1.33%	1.32%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.26%	1.30%	1.28%
Net investment income (loss)	(.38)%A	(.14)%	(.62)%	(.05)%	(.10)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,477	$ 4,076	$ 3,491	$ 4,271	$ 4,925	$ 3,846
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)	(.08)	(.03)	(.05)	(.06)
Net realized and unrealized gain (loss)	.35	1.01	(3.57)	(1.64)	.42	3.31
Total from investment operations	.32	.98	(3.65)	(1.67)	.37	3.25
Distributions from net realized gain	-	-	-	(1.12)	(1.68)	-
Net asset value, end of period	$ 8.48	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93
Total ReturnB,C,D	3.92%	13.65%	(33.70)%	(13.49)%	2.06%	27.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.42%A	2.64%	2.37%	2.10%	1.88%	1.94%
Expenses net of voluntary waivers, if any	1.55%A	1.58%	1.57%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.49%A	1.50%	1.48%	1.50%	1.54%	1.53%
Net investment income (loss)	(.62)%A	(.39)%	(.86)%	(.29)%	(.35)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,667	$ 9,905	$ 8,925	$ 16,165	$ 19,047	$ 15,989
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.12)	(.09)	(.13)	(.12)
Net realized and unrealized gain (loss)	.34	.99	(3.50)	(1.63)	.43	3.28
Total from investment operations	.29	.93	(3.62)	(1.72)	.30	3.16
Distributions from net realized gain	-	-	-	(1.05)	(1.62)	-
Net asset value, end of period	$ 8.27	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76
Total ReturnB,C,D	3.63%	13.19%	(33.93)%	(14.00)%	1.58%	27.24%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.82%A	2.96%	2.70%	2.44%	2.33%	2.41%
Expenses net of voluntary waivers, if any	2.05%A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	2.00%A	1.97%	1.96%	2.01%	2.05%	2.03%
Net investment income (loss)	(1.13)%A	(.86)%	(1.34)%	(.80)%	(.85)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,025	$ 7,634	$ 6,921	$ 12,487	$ 15,682	$ 13,056
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.12)	(.09)	(.13)	(.12)
Net realized and unrealized gain (loss)	.34	.98	(3.50)	(1.61)	.45	3.27
Total from investment operations	.29	.92	(3.62)	(1.70)	.32	3.15
Distributions from net realized gain	-	-	-	(1.07)	(1.66)	-
Net asset value, end of period	$ 8.23	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75
Total ReturnB,C,D	3.65%	13.11%	(34.02)%	(13.90)%	1.71%	27.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.72%A	2.91%	2.68%	2.47%	2.41%	2.60%
Expenses net of voluntary waivers, if any	2.05%A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.99%A	1.97%	1.96%	2.00%	2.04%	2.03%
Net investment income (loss)	(1.12)%A	(.86)%	(1.34)%	(.79)%	(.85)%	(.92)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,785	$ 2,379	$ 1,758	$ 3,186	$ 2,763	$ 1,408
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Income from Investment Operations
Net investment income (loss)D	(.01)	.01	(.03)	.02	.02	.01
Net realized and unrealized gain (loss)	.36	1.03	(3.62)	(1.65)	.44	3.34
Total from investment operations	.35	1.04	(3.65)	(1.63)	.46	3.35
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	(1.17)	(1.76)	-
Total distributions	-	-	-	(1.19)	(1.76)	-
Net asset value, end of period	$ 8.69	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07
Total ReturnB,C	4.20%	14.25%	(33.33)%	(13.09)%	2.68%	28.58%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.41%A	1.50%	1.39%	1.26%	1.21%	1.36%
Expenses net of voluntary waivers, if any	1.05%A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00%A	.97%	.95%	1.00%	1.05%	1.03%
Net investment income (loss)	(.13)%A	.14%	(.34)%	.21%	.14%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147	$ 146	$ 300	$ 488	$ 615	$ 682
Portfolio turnover rate	155%A	188%	241%	334%	102%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,652,363	|
Unrealized depreciation	(1,431,827)
Net unrealized appreciation (depreciation)	$ 220,536
Cost for federal income tax purposes	$ 26,098,184

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,224	$ -
Class T	.25%	.25%	26,584	50
Class B	.75%	.25%	37,534	28,177
Class C	.75%	.25%	13,195	3,115
			$ 83,537	$ 31,342

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,030
Class T	3,666
Class B*	7,555
Class C*	90
$ 14,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 14,931	.60*
Class T	38,691	.73*
Class B	23,399	.62*
Class C	6,944	.53*
Institutional Class	164	.22*
	$ 84,129

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,087 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 18,451
Class T	1.55%	46,404
Class B	2.05%	28,680
Class C	2.05%	8,857
Institutional Class	1.05%	271
		$ 102,663

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,011 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	197,760	146,369	$ 1,732,933	$ 1,082,607
Shares redeemed	(54,105)	(134,658)	(467,594)	(994,773)
Net increase (decrease)	143,655	11,711	$ 1,265,339	$ 87,834
Class T
Shares sold	197,743	335,511	$ 1,694,940	$ 2,409,539
Shares redeemed	(153,450)	(364,905)	(1,314,328)	(2,597,713)
Net increase (decrease)	44,293	(29,394)	$ 380,612	$ (188,174)
Class B
Shares sold	124,937	214,593	$ 1,044,697	$ 1,528,100
Shares redeemed	(232,242)	(239,509)	(1,951,337)	(1,663,892)
Net increase (decrease)	(107,305)	(24,916)	$ (906,640)	$ (135,792)
Class C
Shares sold	69,868	117,587	$ 584,216	$ 830,565
Shares redeemed	(31,042)	(68,322)	(260,061)	(471,571)
Net increase (decrease)	38,826	49,265	$ 324,155	$ 358,994
Institutional Class
Shares sold	-	855	$ -	$ 6,000
Shares redeemed	(582)	(24,396)	(5,216)	(163,799)
Net increase (decrease)	(582)	(23,541)	$ (5,216)	$ (157,799)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATQGI-USAN-0704
1.786804.101

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
United Online, Inc.	6.1	2.2
Netflix, Inc.	5.7	2.0
EchoStar Communications Corp. Class A	4.7	5.0
UnitedHealth Group, Inc.	4.5	4.0
NTL, Inc.	4.5	4.1
InterActiveCorp	4.4	1.0
ENSCO International, Inc.	2.9	3.3
Pride International, Inc.	2.7	2.9
Lockheed Martin Corp.	2.6	0.4
Microsoft Corp.	2.5	0.3
	40.6
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.6	38.8
Consumer Discretionary	30.4	22.1
Energy	13.7	15.8
Industrials	7.5	3.7
Health Care	6.2	5.1
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.8%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 30.4%
Hotels, Restaurants & Leisure - 2.8%
Krispy Kreme Doughnuts, Inc. (a)	62,900	$ 1,350,463
Multimedia Games, Inc. (a)	263,100	5,938,167
Royal Caribbean Cruises Ltd.	58,300	2,280,696
		9,569,326
Household Durables - 1.5%
Harman International Industries, Inc.	55,600	4,455,784
LG Electronics, Inc.	11,540	669,905
		5,125,689
Internet & Catalog Retail - 10.5%
Amazon.com, Inc. (a)	22,100	1,067,209
Blue Nile, Inc.	100	3,373
eBay, Inc. (a)	5,400	479,520
InterActiveCorp (a)	484,800	15,154,848
Netflix, Inc. (a)	588,400	19,428,968
		36,133,918
Media - 15.6%
Cumulus Media, Inc. Class A (a)	17,000	315,180
EchoStar Communications Corp. Class A (a)	501,200	16,118,592
Fox Entertainment Group, Inc. Class A (a)	115,500	3,112,725
News Corp. Ltd. ADR	77,000	2,835,910
NTL, Inc. (a)	260,044	15,368,600
Sogecable SA (a)	53,848	2,226,404
Spanish Broadcasting System, Inc. Class A (a)	65,500	632,075
The DIRECTV Group, Inc. (a)	76,500	1,347,165
Time Warner, Inc. (a)	100,000	1,704,000
TiVo, Inc. (a)	112,000	852,320
Univision Communications, Inc. Class A (a)	158,000	5,142,900
Viacom, Inc. Class B (non-vtg.)	99,900	3,685,311
		53,341,182
TOTAL CONSUMER DISCRETIONARY		104,170,115
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd.	8,000	297,120
ENERGY - 13.7%
Energy Equipment & Services - 13.4%
BJ Services Co. (a)	65,700	2,752,173
ENSCO International, Inc.	376,100	10,019,304
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	272,500	$ 4,226,475
Grey Wolf, Inc. (a)	243,300	888,045
National-Oilwell, Inc. (a)	100,300	2,776,304
Pride International, Inc. (a)	581,400	9,139,608
Rowan Companies, Inc. (a)	361,209	7,939,374
Smith International, Inc. (a)	28,800	1,437,984
Varco International, Inc. (a)	94,000	1,898,800
Weatherford International Ltd. (a)	115,501	4,794,447
		45,872,514
Oil & Gas - 0.3%
OMI Corp.	92,900	975,450
TOTAL ENERGY		46,847,964
FINANCIALS - 2.1%
Capital Markets - 1.4%
Ameritrade Holding Corp. (a)	284,600	3,383,894
Morgan Stanley	27,100	1,450,121
		4,834,015
Diversified Financial Services - 0.7%
Citigroup, Inc.	46,500	2,158,995
TOTAL FINANCIALS		6,993,010
HEALTH CARE - 6.2%
Biotechnology - 1.1%
Axonyx, Inc. (a)	154,300	765,328
Biogen Idec, Inc. (a)	15,400	957,110
Genentech, Inc. (a)	18,500	1,106,485
Millennium Pharmaceuticals, Inc. (a)	38,500	574,035
OSI Pharmaceuticals, Inc. (a)	5,200	426,192
		3,829,150
Health Care Providers & Services - 5.0%
Caremark Rx, Inc. (a)	31,000	967,200
UnitedHealth Group, Inc.	240,100	15,666,525
WebMD Corp. (a)	77,400	685,764
		17,319,489
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Barr Pharmaceuticals, Inc. (a)	5,000	$ 218,100
TOTAL HEALTH CARE		21,366,739
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.9%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	41,000	1,043,860
Lockheed Martin Corp.	179,200	8,877,568
		9,921,428
Commercial Services & Supplies - 3.2%
Career Education Corp. (a)	48,000	3,262,560
Cendant Corp.	120,800	2,771,152
Monster Worldwide, Inc. (a)	194,400	4,920,264
		10,953,976
Industrial Conglomerates - 1.4%
General Electric Co.	127,000	3,952,240
Tyco International Ltd.	29,100	895,989
		4,848,229
TOTAL INDUSTRIALS		25,723,633
INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 4.6%
Alcatel SA sponsored ADR (a)	104,100	1,500,081
Andrew Corp. (a)	77,000	1,513,050
Cisco Systems, Inc. (a)	52,600	1,165,090
Juniper Networks, Inc. (a)	81,300	1,699,983
Motorola, Inc.	54,000	1,067,580
QUALCOMM, Inc.	11,600	778,012
Research in Motion Ltd. (a)	9,700	1,163,321
Scientific-Atlanta, Inc.	76,400	2,629,688
Telefonaktiebolaget LM Ericsson ADR (a)	152,300	4,256,785
		15,773,590
Computers & Peripherals - 1.6%
Apple Computer, Inc. (a)	53,900	1,512,434
Diebold, Inc.	61,600	3,026,408
EMC Corp. (a)	91,100	1,023,964
		5,562,806
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
AVX Corp.	65,700	$ 1,040,688
Flextronics International Ltd. (a)	196,600	3,452,296
Yageo Corp. (a)	1,500,000	787,815
		5,280,799
Internet Software & Services - 9.2%
j2 Global Communications, Inc. (a)	130,400	3,230,008
Sina Corp. (a)	42,500	1,539,350
United Online, Inc. (a)	1,111,550	20,886,024
Yahoo Japan Corp. (a)	225	2,366,918
Yahoo!, Inc. (a)	108,400	3,323,544
		31,345,844
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	161,700	8,055,894
Alliance Data Systems Corp. (a)	15,500	573,655
		8,629,549
Semiconductors & Semiconductor Equipment - 12.6%
Analog Devices, Inc.	103,900	5,106,685
Applied Materials, Inc. (a)	85,100	1,698,596
ASML Holding NV (NY Shares) (a)	90,800	1,598,988
DSP Group, Inc. (a)	35,400	931,728
Intel Corp.	212,800	6,075,440
Intersil Corp. Class A	31,000	658,750
KLA-Tencor Corp. (a)	88,600	4,268,748
Micron Technology, Inc. (a)	355,900	5,349,177
National Semiconductor Corp. (a)	129,400	2,804,098
PMC-Sierra, Inc. (a)	56,600	798,060
Samsung Electronics Co. Ltd.	4,250	1,897,811
Silicon Laboratories, Inc. (a)	37,200	1,941,468
Teradyne, Inc. (a)	362,600	8,082,354
Texas Instruments, Inc.	78,200	2,041,802
		43,253,705
Software - 2.5%
Microsoft Corp.	320,100	8,434,635
Red Hat, Inc. (a)	3,800	103,854
		8,538,489
TOTAL INFORMATION TECHNOLOGY		118,384,782
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.2%
Chemicals - 1.6%
Lyondell Chemical Co.	298,800	$ 4,936,176
NOVA Chemicals Corp.	15,400	410,267
		5,346,443
Metals & Mining - 1.6%
Apex Silver Mines Ltd. (a)	141,600	2,612,520
Newmont Mining Corp.	42,200	1,675,762
Pan American Silver Corp. (a)	93,200	1,269,182
		5,557,464
TOTAL MATERIALS		10,903,907
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
Alamosa Holdings, Inc. (a)	38,500	271,425
Nextel Communications, Inc. Class A (a)	182,700	4,225,851
Western Wireless Corp. Class A (a)	69,400	1,900,172
		6,397,448
TOTAL COMMON STOCKS (Cost $322,166,767)		341,084,718
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(c)	2,200	3,992
Procket Networks, Inc. Series C (c)	202,511	50,628
		54,620
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		54,620
Money Market Funds - 7.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $25,792,910)	25,792,910	$ 25,792,910
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $349,997,604)		366,932,248
NET OTHER ASSETS - (7.2)%		(24,635,949)
NET ASSETS - 100%		$ 342,296,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,620 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $361,379,575 and $392,541,918, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $59,472 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $185,951,000 of which $151,614,000 and $34,337,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,033,039) (cost $349,997,604) - See accompanying schedule		$ 366,932,248
Foreign currency held at value (cost $ 204,588)		203,268
Receivable for investments sold		3,742,131
Receivable for fund shares sold		170,812
Dividends receivable		232,446
Interest receivable		21,891
Prepaid expenses		1,115
Other receivables		94,320
Total assets		371,398,231

Liabilities
Payable to custodian bank	$ 30,188
Payable for investments purchased	5,254,912
Payable for fund shares redeemed	871,998
Accrued management fee	159,131
Distribution fees payable	180,531
Other affiliated payables	129,417
Other payables and accrued expenses	34,980
Collateral on securities loaned, at value	22,440,775
Total liabilities		29,101,932

Net Assets		$ 342,296,299
Net Assets consist of:
Paid in capital		$ 502,250,666
Accumulated net investment loss		(2,866,166)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(174,035,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,947,430
Net Assets		$ 342,296,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,581,987 ÷ 2,559,773 shares)	$ 13.12

Maximum offering price per share (100/94.25 of $13.12)	$ 13.92
Class T: Net Asset Value and redemption price per share ($182,769,140 ÷ 14,068,743 shares)	$ 12.99

Maximum offering price per share (100/96.50 of $12.99)	$ 13.46
Class B: Net Asset Value and offering price per share ($72,395,157 ÷ 5,651,783 shares) A	$ 12.81

Class C: Net Asset Value and offering price per share ($50,839,900 ÷ 3,962,638 shares) A	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,710,115 ÷ 204,665 shares)	$ 13.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 185,537
Interest		2,256
Security lending		101,550
Total income		289,343

Expenses
Management fee	$ 1,057,580
Transfer agent fees	746,318
Distribution fees	1,196,422
Accounting and security lending fees	84,847
Non-interested trustees' compensation	878
Custodian fees and expenses	20,941
Registration fees	59,853
Audit	20,401
Legal	2,315
Miscellaneous	3,057
Total expenses before reductions	3,192,612
Expense reductions	(134,096)	3,058,516
Net investment income (loss)		(2,769,173)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,171,900
Foreign currency transactions	(1,734)
Total net realized gain (loss)		13,170,166
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,717,468)
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		(7,717,417)
Net gain (loss)		5,452,749
Net increase (decrease) in net assets resulting from operations		$ 2,683,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,769,173)	$ (2,476,674)
Net realized gain (loss)	13,170,166	67,966,183
Change in net unrealized appreciation (depreciation)	(7,717,417)	(7,957,472)
Net increase (decrease) in net assets resulting from operations	2,683,576	57,532,037
Distributions to shareholders from net investment income	-	(1,336,863)
Share transactions - net increase (decrease)	(28,707,192)	(4,149,739)
Total increase (decrease) in net assets	(26,023,616)	52,045,435

Net Assets
Beginning of period	368,319,915	316,274,480
End of period (including accumulated net investment loss of $2,866,166 and accumulated net investment loss of $96,993, respectively)	$ 342,296,299	$ 368,319,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.04)	.10	.08	-H	(.10)
Net realized and unrealized gain (loss)	.17	1.99	(1.06)	(4.07)	2.77	3.54
Total from investment operations	.10	1.95	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	-	(.08)	(.11)	-	-	-
Net asset value, end of period	$ 13.12	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total ReturnB,C,D	.77%	17.64%	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.34%A	1.37%	1.47%	1.32%	1.28%	2.42%A
Expenses net of voluntary waivers, if any	1.34%A	1.37%	1.47%	1.32%	1.28%	1.75%A
Expenses net of all reductions	1.27%A	1.18%	1.28%	1.26%	1.24%	1.70%A
Net investment income (loss)	(1.11)%A	(.33)%	.86%	.56%	.00%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,582	$ 33,954	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	.17	1.98	(1.06)	(4.05)	2.75	3.53
Total from investment operations	.08	1.91	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	-	(.07)	(.08)	-	-	-
Net asset value, end of period	$ 12.99	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total ReturnB,C,D	.62%	17.39%	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.57%A	1.62%	1.66%	1.49%	1.46%	2.62%A
Expenses net of voluntary waivers, if any	1.57%A	1.62%	1.66%	1.49%	1.46%	2.00%A
Expenses net of all reductions	1.50%A	1.43%	1.46%	1.43%	1.42%	1.95%A
Net investment income (loss)	(1.34)%A	(.58)%	.68%	.39%	(.18)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,769	$ 200,870	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)	(.13)	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	.18	1.96	(1.05)	(4.02)	2.74	3.54
Total from investment operations	.05	1.83	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 12.81	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total ReturnB,C,D	.39%	16.74%	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15%A	2.15%	2.16%	2.05%	2.02%	3.16%A
Expenses net of voluntary waivers, if any	2.15%A	2.15%	2.16%	2.05%	2.02%	2.50%A
Expenses net of all reductions	2.08%A	1.97%	1.97%	1.99%	1.98%	2.45%A
Net investment income (loss)	(1.92)%A	(1.11)%	.17%	(.18)%	(.74)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,395	$ 76,327	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.12)	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	.17	1.97	(1.05)	(4.02)	2.73	3.54
Total from investment operations	.05	1.85	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	-	(.01)	(.01)	-	-	-
Net asset value, end of period	$ 12.83	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total ReturnB,C,D	.39%	16.93%	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.05%A	2.04%	2.06%	1.96%	1.95%	3.12%A
Expenses net of voluntary waivers, if any	2.05%A	2.04%	2.06%	1.96%	1.95%	2.50%A
Expenses net of all reductions	1.98%A	1.86%	1.87%	1.90%	1.91%	2.45%A
Net investment income (loss)	(1.82)%A	(1.00)%	.27%	(.09)%	(.67)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,840	$ 54,362	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	.01	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	.17	2.00	(1.07)	(4.10)	2.79	3.55
Total from investment operations	.12	2.01	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	-	(.13)	(.19)	-	-	-
Net asset value, end of period	$ 13.24	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total ReturnB,C	.91%	18.14%	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.01%A	.99%	.92%	.95%	.96%	2.27%A
Expenses net of voluntary waivers, if any	1.01%A	.99%	.92%	.95%	.96%	1.50%A
Expenses net of all reductions	.94%A	.80%	.73%	.89%	.92%	1.45%A
Net investment income (loss)	(.78)%A	.05%	1.42%	.93%	.32%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,710	$ 2,807	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 30,335,563	|
Unrealized depreciation	(14,542,529)
Net unrealized appreciation (depreciation)	$ 15,793,034
Cost for federal income tax purposes	$ 351,139,214

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 43,573	$ 5
Class T	.25%	.25%	496,780	3,117
Class B	.75%	.25%	383,923	287,975
Class C	.75%	.25%	272,146	23,285
			$ 1,196,422	$ 314,382

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,512
Class T	13,353
Class B*	101,241
Class C*	1,714
$ 128,820

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 71,689	.41*
Class T	387,832	.39*
Class B	181,267	.47*
Class C	100,908	.37*
Institutional Class	4,622	.33*
	$ 746,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $159,648 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $133,759 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $337.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ -	$ 156,256
Class T	-	1,103,118
Class C	-	44,147
Institutional Class	-	33,342
Total	$ -	$ 1,336,863

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	305,783	2,290,489	$ 4,121,739	$ 25,281,929
Reinvestment of distributions	-	14,040	-	150,230
Shares redeemed	(354,214)	(1,645,893)	(4,780,833)	(19,280,454)
Net increase (decrease)	(48,431)	658,636	$ (659,094)	$ 6,151,705
Class T
Shares sold	1,557,735	6,084,233	$ 20,895,626	$ 68,162,799
Reinvestment of distributions	-	101,514	-	1,079,094
Shares redeemed	(3,052,459)	(6,222,293)	(40,729,928)	(71,973,276)
Net increase (decrease)	(1,494,724)	(36,546)	$ (19,834,302)	$ (2,731,383)
Class B
Shares sold	313,754	759,533	$ 4,142,600	$ 8,558,740
Shares redeemed	(642,669)	(1,249,740)	(8,402,066)	(14,005,714)
Net increase (decrease)	(328,915)	(490,207)	$ (4,259,466)	$ (5,446,974)
Class C
Shares sold	247,940	755,122	$ 3,283,901	$ 8,643,380
Reinvestment of distributions	-	3,854	-	40,736
Shares redeemed	(540,281)	(921,005)	(7,105,432)	(10,358,799)
Net increase (decrease)	(292,341)	(162,029)	$ (3,821,531)	$ (1,674,683)
Institutional Class
Shares sold	31,159	105,365	$ 417,722	$ 1,221,750
Reinvestment of distributions	-	1,917	-	20,586
Shares redeemed	(40,480)	(138,999)	(550,521)	(1,690,740)
Net increase (decrease)	(9,321)	(31,717)	$ (132,799)	$ (448,404)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmativve	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ARG-USAN-0704
1.786781.101

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
United Online, Inc.	6.1	2.2
Netflix, Inc.	5.7	2.0
EchoStar Communications Corp. Class A	4.7	5.0
UnitedHealth Group, Inc.	4.5	4.0
NTL, Inc.	4.5	4.1
InterActiveCorp	4.4	1.0
ENSCO International, Inc.	2.9	3.3
Pride International, Inc.	2.7	2.9
Lockheed Martin Corp.	2.6	0.4
Microsoft Corp.	2.5	0.3
	40.6
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.6	38.8
Consumer Discretionary	30.4	22.1
Energy	13.7	15.8
Industrials	7.5	3.7
Health Care	6.2	5.1
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.8%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 30.4%
Hotels, Restaurants & Leisure - 2.8%
Krispy Kreme Doughnuts, Inc. (a)	62,900	$ 1,350,463
Multimedia Games, Inc. (a)	263,100	5,938,167
Royal Caribbean Cruises Ltd.	58,300	2,280,696
		9,569,326
Household Durables - 1.5%
Harman International Industries, Inc.	55,600	4,455,784
LG Electronics, Inc.	11,540	669,905
		5,125,689
Internet & Catalog Retail - 10.5%
Amazon.com, Inc. (a)	22,100	1,067,209
Blue Nile, Inc.	100	3,373
eBay, Inc. (a)	5,400	479,520
InterActiveCorp (a)	484,800	15,154,848
Netflix, Inc. (a)	588,400	19,428,968
		36,133,918
Media - 15.6%
Cumulus Media, Inc. Class A (a)	17,000	315,180
EchoStar Communications Corp. Class A (a)	501,200	16,118,592
Fox Entertainment Group, Inc. Class A (a)	115,500	3,112,725
News Corp. Ltd. ADR	77,000	2,835,910
NTL, Inc. (a)	260,044	15,368,600
Sogecable SA (a)	53,848	2,226,404
Spanish Broadcasting System, Inc. Class A (a)	65,500	632,075
The DIRECTV Group, Inc. (a)	76,500	1,347,165
Time Warner, Inc. (a)	100,000	1,704,000
TiVo, Inc. (a)	112,000	852,320
Univision Communications, Inc. Class A (a)	158,000	5,142,900
Viacom, Inc. Class B (non-vtg.)	99,900	3,685,311
		53,341,182
TOTAL CONSUMER DISCRETIONARY		104,170,115
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd.	8,000	297,120
ENERGY - 13.7%
Energy Equipment & Services - 13.4%
BJ Services Co. (a)	65,700	2,752,173
ENSCO International, Inc.	376,100	10,019,304
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	272,500	$ 4,226,475
Grey Wolf, Inc. (a)	243,300	888,045
National-Oilwell, Inc. (a)	100,300	2,776,304
Pride International, Inc. (a)	581,400	9,139,608
Rowan Companies, Inc. (a)	361,209	7,939,374
Smith International, Inc. (a)	28,800	1,437,984
Varco International, Inc. (a)	94,000	1,898,800
Weatherford International Ltd. (a)	115,501	4,794,447
		45,872,514
Oil & Gas - 0.3%
OMI Corp.	92,900	975,450
TOTAL ENERGY		46,847,964
FINANCIALS - 2.1%
Capital Markets - 1.4%
Ameritrade Holding Corp. (a)	284,600	3,383,894
Morgan Stanley	27,100	1,450,121
		4,834,015
Diversified Financial Services - 0.7%
Citigroup, Inc.	46,500	2,158,995
TOTAL FINANCIALS		6,993,010
HEALTH CARE - 6.2%
Biotechnology - 1.1%
Axonyx, Inc. (a)	154,300	765,328
Biogen Idec, Inc. (a)	15,400	957,110
Genentech, Inc. (a)	18,500	1,106,485
Millennium Pharmaceuticals, Inc. (a)	38,500	574,035
OSI Pharmaceuticals, Inc. (a)	5,200	426,192
		3,829,150
Health Care Providers & Services - 5.0%
Caremark Rx, Inc. (a)	31,000	967,200
UnitedHealth Group, Inc.	240,100	15,666,525
WebMD Corp. (a)	77,400	685,764
		17,319,489
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Barr Pharmaceuticals, Inc. (a)	5,000	$ 218,100
TOTAL HEALTH CARE		21,366,739
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.9%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	41,000	1,043,860
Lockheed Martin Corp.	179,200	8,877,568
		9,921,428
Commercial Services & Supplies - 3.2%
Career Education Corp. (a)	48,000	3,262,560
Cendant Corp.	120,800	2,771,152
Monster Worldwide, Inc. (a)	194,400	4,920,264
		10,953,976
Industrial Conglomerates - 1.4%
General Electric Co.	127,000	3,952,240
Tyco International Ltd.	29,100	895,989
		4,848,229
TOTAL INDUSTRIALS		25,723,633
INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 4.6%
Alcatel SA sponsored ADR (a)	104,100	1,500,081
Andrew Corp. (a)	77,000	1,513,050
Cisco Systems, Inc. (a)	52,600	1,165,090
Juniper Networks, Inc. (a)	81,300	1,699,983
Motorola, Inc.	54,000	1,067,580
QUALCOMM, Inc.	11,600	778,012
Research in Motion Ltd. (a)	9,700	1,163,321
Scientific-Atlanta, Inc.	76,400	2,629,688
Telefonaktiebolaget LM Ericsson ADR (a)	152,300	4,256,785
		15,773,590
Computers & Peripherals - 1.6%
Apple Computer, Inc. (a)	53,900	1,512,434
Diebold, Inc.	61,600	3,026,408
EMC Corp. (a)	91,100	1,023,964
		5,562,806
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
AVX Corp.	65,700	$ 1,040,688
Flextronics International Ltd. (a)	196,600	3,452,296
Yageo Corp. (a)	1,500,000	787,815
		5,280,799
Internet Software & Services - 9.2%
j2 Global Communications, Inc. (a)	130,400	3,230,008
Sina Corp. (a)	42,500	1,539,350
United Online, Inc. (a)	1,111,550	20,886,024
Yahoo Japan Corp. (a)	225	2,366,918
Yahoo!, Inc. (a)	108,400	3,323,544
		31,345,844
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	161,700	8,055,894
Alliance Data Systems Corp. (a)	15,500	573,655
		8,629,549
Semiconductors & Semiconductor Equipment - 12.6%
Analog Devices, Inc.	103,900	5,106,685
Applied Materials, Inc. (a)	85,100	1,698,596
ASML Holding NV (NY Shares) (a)	90,800	1,598,988
DSP Group, Inc. (a)	35,400	931,728
Intel Corp.	212,800	6,075,440
Intersil Corp. Class A	31,000	658,750
KLA-Tencor Corp. (a)	88,600	4,268,748
Micron Technology, Inc. (a)	355,900	5,349,177
National Semiconductor Corp. (a)	129,400	2,804,098
PMC-Sierra, Inc. (a)	56,600	798,060
Samsung Electronics Co. Ltd.	4,250	1,897,811
Silicon Laboratories, Inc. (a)	37,200	1,941,468
Teradyne, Inc. (a)	362,600	8,082,354
Texas Instruments, Inc.	78,200	2,041,802
		43,253,705
Software - 2.5%
Microsoft Corp.	320,100	8,434,635
Red Hat, Inc. (a)	3,800	103,854
		8,538,489
TOTAL INFORMATION TECHNOLOGY		118,384,782
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 3.2%
Chemicals - 1.6%
Lyondell Chemical Co.	298,800	$ 4,936,176
NOVA Chemicals Corp.	15,400	410,267
		5,346,443
Metals & Mining - 1.6%
Apex Silver Mines Ltd. (a)	141,600	2,612,520
Newmont Mining Corp.	42,200	1,675,762
Pan American Silver Corp. (a)	93,200	1,269,182
		5,557,464
TOTAL MATERIALS		10,903,907
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
Alamosa Holdings, Inc. (a)	38,500	271,425
Nextel Communications, Inc. Class A (a)	182,700	4,225,851
Western Wireless Corp. Class A (a)	69,400	1,900,172
		6,397,448
TOTAL COMMON STOCKS (Cost $322,166,767)		341,084,718
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(c)	2,200	3,992
Procket Networks, Inc. Series C (c)	202,511	50,628
		54,620
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		54,620
Money Market Funds - 7.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $25,792,910)	25,792,910	$ 25,792,910
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $349,997,604)		366,932,248
NET OTHER ASSETS - (7.2)%		(24,635,949)
NET ASSETS - 100%		$ 342,296,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,620 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $361,379,575 and $392,541,918, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $59,472 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $185,951,000 of which $151,614,000 and $34,337,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,033,039) (cost $349,997,604) - See accompanying schedule		$ 366,932,248
Foreign currency held at value (cost $ 204,588)		203,268
Receivable for investments sold		3,742,131
Receivable for fund shares sold		170,812
Dividends receivable		232,446
Interest receivable		21,891
Prepaid expenses		1,115
Other receivables		94,320
Total assets		371,398,231

Liabilities
Payable to custodian bank	$ 30,188
Payable for investments purchased	5,254,912
Payable for fund shares redeemed	871,998
Accrued management fee	159,131
Distribution fees payable	180,531
Other affiliated payables	129,417
Other payables and accrued expenses	34,980
Collateral on securities loaned, at value	22,440,775
Total liabilities		29,101,932

Net Assets		$ 342,296,299
Net Assets consist of:
Paid in capital		$ 502,250,666
Accumulated net investment loss		(2,866,166)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(174,035,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,947,430
Net Assets		$ 342,296,299
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,581,987 ÷ 2,559,773 shares)	$ 13.12

Maximum offering price per share (100/94.25 of $13.12)	$ 13.92
Class T: Net Asset Value and redemption price per share ($182,769,140 ÷ 14,068,743 shares)	$ 12.99

Maximum offering price per share (100/96.50 of $12.99)	$ 13.46
Class B: Net Asset Value and offering price per share ($72,395,157 ÷ 5,651,783 shares) A	$ 12.81

Class C: Net Asset Value and offering price per share ($50,839,900 ÷ 3,962,638 shares) A	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,710,115 ÷ 204,665 shares)	$ 13.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 185,537
Interest		2,256
Security lending		101,550
Total income		289,343

Expenses
Management fee	$ 1,057,580
Transfer agent fees	746,318
Distribution fees	1,196,422
Accounting and security lending fees	84,847
Non-interested trustees' compensation	878
Custodian fees and expenses	20,941
Registration fees	59,853
Audit	20,401
Legal	2,315
Miscellaneous	3,057
Total expenses before reductions	3,192,612
Expense reductions	(134,096)	3,058,516
Net investment income (loss)		(2,769,173)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,171,900
Foreign currency transactions	(1,734)
Total net realized gain (loss)		13,170,166
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,717,468)
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		(7,717,417)
Net gain (loss)		5,452,749
Net increase (decrease) in net assets resulting from operations		$ 2,683,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,769,173)	$ (2,476,674)
Net realized gain (loss)	13,170,166	67,966,183
Change in net unrealized appreciation (depreciation)	(7,717,417)	(7,957,472)
Net increase (decrease) in net assets resulting from operations	2,683,576	57,532,037
Distributions to shareholders from net investment income	-	(1,336,863)
Share transactions - net increase (decrease)	(28,707,192)	(4,149,739)
Total increase (decrease) in net assets	(26,023,616)	52,045,435

Net Assets
Beginning of period	368,319,915	316,274,480
End of period (including accumulated net investment loss of $2,866,166 and accumulated net investment loss of $96,993, respectively)	$ 342,296,299	$ 368,319,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.04)	.10	.08	-H	(.10)
Net realized and unrealized gain (loss)	.17	1.99	(1.06)	(4.07)	2.77	3.54
Total from investment operations	.10	1.95	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	-	(.08)	(.11)	-	-	-
Net asset value, end of period	$ 13.12	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total ReturnB,C,D	.77%	17.64%	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.34%A	1.37%	1.47%	1.32%	1.28%	2.42%A
Expenses net of voluntary waivers, if any	1.34%A	1.37%	1.47%	1.32%	1.28%	1.75%A
Expenses net of all reductions	1.27%A	1.18%	1.28%	1.26%	1.24%	1.70%A
Net investment income (loss)	(1.11)%A	(.33)%	.86%	.56%	.00%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,582	$ 33,954	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.07)	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	.17	1.98	(1.06)	(4.05)	2.75	3.53
Total from investment operations	.08	1.91	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	-	(.07)	(.08)	-	-	-
Net asset value, end of period	$ 12.99	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total ReturnB,C,D	.62%	17.39%	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.57%A	1.62%	1.66%	1.49%	1.46%	2.62%A
Expenses net of voluntary waivers, if any	1.57%A	1.62%	1.66%	1.49%	1.46%	2.00%A
Expenses net of all reductions	1.50%A	1.43%	1.46%	1.43%	1.42%	1.95%A
Net investment income (loss)	(1.34)%A	(.58)%	.68%	.39%	(.18)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,769	$ 200,870	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)	(.13)	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	.18	1.96	(1.05)	(4.02)	2.74	3.54
Total from investment operations	.05	1.83	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 12.81	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total ReturnB,C,D	.39%	16.74%	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.15%A	2.15%	2.16%	2.05%	2.02%	3.16%A
Expenses net of voluntary waivers, if any	2.15%A	2.15%	2.16%	2.05%	2.02%	2.50%A
Expenses net of all reductions	2.08%A	1.97%	1.97%	1.99%	1.98%	2.45%A
Net investment income (loss)	(1.92)%A	(1.11)%	.17%	(.18)%	(.74)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,395	$ 76,327	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.12)	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	.17	1.97	(1.05)	(4.02)	2.73	3.54
Total from investment operations	.05	1.85	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	-	(.01)	(.01)	-	-	-
Net asset value, end of period	$ 12.83	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total ReturnB,C,D	.39%	16.93%	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.05%A	2.04%	2.06%	1.96%	1.95%	3.12%A
Expenses net of voluntary waivers, if any	2.05%A	2.04%	2.06%	1.96%	1.95%	2.50%A
Expenses net of all reductions	1.98%A	1.86%	1.87%	1.90%	1.91%	2.45%A
Net investment income (loss)	(1.82)%A	(1.00)%	.27%	(.09)%	(.67)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,840	$ 54,362	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	.01	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	.17	2.00	(1.07)	(4.10)	2.79	3.55
Total from investment operations	.12	2.01	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	-	(.13)	(.19)	-	-	-
Net asset value, end of period	$ 13.24	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total ReturnB,C	.91%	18.14%	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.01%A	.99%	.92%	.95%	.96%	2.27%A
Expenses net of voluntary waivers, if any	1.01%A	.99%	.92%	.95%	.96%	1.50%A
Expenses net of all reductions	.94%A	.80%	.73%	.89%	.92%	1.45%A
Net investment income (loss)	(.78)%A	.05%	1.42%	.93%	.32%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,710	$ 2,807	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	198%A	300%	285%	313%	411%	381%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 30,335,563	|
Unrealized depreciation	(14,542,529)
Net unrealized appreciation (depreciation)	$ 15,793,034
Cost for federal income tax purposes	$ 351,139,214

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 43,573	$ 5
Class T	.25%	.25%	496,780	3,117
Class B	.75%	.25%	383,923	287,975
Class C	.75%	.25%	272,146	23,285
			$ 1,196,422	$ 314,382

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,512
Class T	13,353
Class B*	101,241
Class C*	1,714
$ 128,820

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 71,689	.41*
Class T	387,832	.39*
Class B	181,267	.47*
Class C	100,908	.37*
Institutional Class	4,622	.33*
	$ 746,318

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $159,648 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $133,759 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $337.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ -	$ 156,256
Class T	-	1,103,118
Class C	-	44,147
Institutional Class	-	33,342
Total	$ -	$ 1,336,863

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	305,783	2,290,489	$ 4,121,739	$ 25,281,929
Reinvestment of distributions	-	14,040	-	150,230
Shares redeemed	(354,214)	(1,645,893)	(4,780,833)	(19,280,454)
Net increase (decrease)	(48,431)	658,636	$ (659,094)	$ 6,151,705
Class T
Shares sold	1,557,735	6,084,233	$ 20,895,626	$ 68,162,799
Reinvestment of distributions	-	101,514	-	1,079,094
Shares redeemed	(3,052,459)	(6,222,293)	(40,729,928)	(71,973,276)
Net increase (decrease)	(1,494,724)	(36,546)	$ (19,834,302)	$ (2,731,383)
Class B
Shares sold	313,754	759,533	$ 4,142,600	$ 8,558,740
Shares redeemed	(642,669)	(1,249,740)	(8,402,066)	(14,005,714)
Net increase (decrease)	(328,915)	(490,207)	$ (4,259,466)	$ (5,446,974)
Class C
Shares sold	247,940	755,122	$ 3,283,901	$ 8,643,380
Reinvestment of distributions	-	3,854	-	40,736
Shares redeemed	(540,281)	(921,005)	(7,105,432)	(10,358,799)
Net increase (decrease)	(292,341)	(162,029)	$ (3,821,531)	$ (1,674,683)
Institutional Class
Shares sold	31,159	105,365	$ 417,722	$ 1,221,750
Reinvestment of distributions	-	1,917	-	20,586
Shares redeemed	(40,480)	(138,999)	(550,521)	(1,690,740)
Net increase (decrease)	(9,321)	(31,717)	$ (132,799)	$ (448,404)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmativve	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ARGI-USAN-0704
1.786782.101

Fidelity® Advisor

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	2.9
Verizon Communications, Inc.	4.2	3.8
Burlington Resources, Inc.	3.9	4.5
American International Group, Inc.	3.9	1.9
Charles Schwab Corp.	3.7	3.3
International Business Machines Corp.	3.6	1.7
Fannie Mae	3.1	2.0
Citigroup, Inc.	2.8	2.5
Goodrich Corp.	2.7	2.5
Dover Corp.	2.6	1.6
	35.4
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.9
Energy	12.4	9.0
Industrials	12.4	16.1
Consumer Discretionary	11.1	13.6
Telecommunication Services	6.9	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2004 **		As of November 30, 2003 **
	Stocks 97.0%		Stocks 97.1%
	Convertible Securities 0.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	4.2%	** Foreign investments	4.9%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp.	6,300	$ 123,732
Automobiles - 0.2%
Ford Motor Co.	300	4,455
Nissan Motor Co. Ltd. sponsored ADR	6,830	138,922
		143,377
Hotels, Restaurants & Leisure - 0.7%
Hilton Hotels Corp.	17,200	298,420
Marriott International, Inc. Class A	5,480	270,328
		568,748
Internet & Catalog Retail - 2.4%
InterActiveCorp (a)	60,190	1,881,539
Media - 6.3%
Belo Corp. Series A	12,600	370,692
Clear Channel Communications, Inc.	6,120	242,964
McGraw-Hill Companies, Inc.	2,460	191,683
News Corp. Ltd. ADR	47,440	1,747,215
Omnicom Group, Inc.	11,540	921,700
Radio One, Inc. Class D (non-vtg.) (a)	400	6,912
The DIRECTV Group, Inc. (a)	4,840	85,232
Viacom, Inc. Class B (non-vtg.)	24,780	914,134
Washington Post Co. Class B	470	446,853
		4,927,385
Multiline Retail - 0.9%
JCPenney Co., Inc.	18,820	673,380
Textiles Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc. (a)	6,600	158,268
Polo Ralph Lauren Corp. Class A	5,100	169,320
		327,588
TOTAL CONSUMER DISCRETIONARY		8,645,749
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	5,500	282,425
Food & Staples Retailing - 1.3%
Albertsons, Inc.	10,300	241,329
Safeway, Inc. (a)	35,600	803,136
		1,044,465
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)	18,540	$ 657,243
Smithfield Foods, Inc. (a)	2,070	60,009
		717,252
Household Products - 1.9%
Colgate-Palmolive Co.	14,060	804,232
Procter & Gamble Co.	6,630	714,847
		1,519,079
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	4,160	190,486
Gillette Co.	19,200	827,328
		1,017,814
Tobacco - 0.2%
Altria Group, Inc.	2,460	118,006
TOTAL CONSUMER STAPLES		4,699,041
ENERGY - 12.4%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	21,700	578,088
Smith International, Inc. (a)	1,654	82,584
Weatherford International Ltd. (a)	16,450	682,840
		1,343,512
Oil & Gas - 10.7%
Ashland, Inc.	2,640	124,476
BP PLC sponsored ADR	24,700	1,309,100
Burlington Resources, Inc.	46,100	3,085,934
Exxon Mobil Corp.	88,840	3,842,326
		8,361,836
TOTAL ENERGY		9,705,348
FINANCIALS - 27.6%
Capital Markets - 7.1%
Allied Capital Corp.	10,700	289,221
Bank of New York Co., Inc.	2,960	89,007
Charles Schwab Corp.	290,440	2,846,312
J.P. Morgan Chase & Co.	25,620	943,841
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	22,470	$ 1,202,370
Northern Trust Corp.	4,240	182,108
		5,552,859
Commercial Banks - 7.6%
Bank of America Corp.	23,320	1,938,592
Bank One Corp.	15,160	734,502
Fifth Third Bancorp	8,100	439,749
Texas Capital Bancshares, Inc.	400	6,128
Wachovia Corp.	21,079	995,140
Wells Fargo & Co.	31,280	1,839,264
		5,953,375
Consumer Finance - 1.1%
American Express Co.	5,690	288,483
SLM Corp.	14,580	558,851
		847,334
Diversified Financial Services - 2.8%
Citigroup, Inc.	47,980	2,227,711
Insurance - 4.9%
AFLAC, Inc.	6,650	269,990
American International Group, Inc.	41,420	3,036,086
Scottish Re Group Ltd.	3,220	70,840
St. Paul Travelers Companies, Inc.	7,320	290,458
The Chubb Corp.	2,750	185,268
		3,852,642
Real Estate - 0.9%
Capital Automotive (SBI)	2,940	80,850
Manufactured Home Communities, Inc.	19,020	590,571
		671,421
Thrifts & Mortgage Finance - 3.2%
Bank Mutual Corp.	4,700	48,998
Fannie Mae	35,980	2,435,846
		2,484,844
TOTAL FINANCIALS		21,590,186
HEALTH CARE - 6.3%
Biotechnology - 0.1%
Genentech, Inc. (a)	560	33,494
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	18,200	$ 871,780
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	1,040	70,418
McKesson Corp.	9,000	309,600
Tenet Healthcare Corp. (a)	25,200	300,384
UnitedHealth Group, Inc.	7,950	518,738
		1,199,140
Pharmaceuticals - 3.6%
Johnson & Johnson	2,800	155,988
Merck & Co., Inc.	10,850	513,205
Pfizer, Inc.	55,230	1,951,828
Wyeth	4,930	177,480
		2,798,501
TOTAL HEALTH CARE		4,902,915
INDUSTRIALS - 12.4%
Aerospace & Defense - 4.5%
Goodrich Corp.	76,650	2,148,500
Honeywell International, Inc.	24,760	834,412
Precision Castparts Corp.	11,270	528,450
		3,511,362
Commercial Services & Supplies - 0.7%
Princeton Review, Inc. (a)	8,920	63,600
R.R. Donnelley & Sons Co.	14,580	441,191
		504,791
Industrial Conglomerates - 1.4%
3M Co.	1,060	89,634
General Electric Co.	32,600	1,014,512
		1,104,146
Machinery - 4.0%
Caterpillar, Inc.	5,660	426,481
Deere & Co.	7,930	521,001
Dover Corp.	52,300	2,037,608
Pall Corp.	5,700	137,826
		3,122,916
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 1.8%
Landstar System, Inc. (a)	6,160	$ 299,499
Norfolk Southern Corp.	46,430	1,124,999
		1,424,498
TOTAL INDUSTRIALS		9,667,713
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.2%
QLogic Corp. (a)	3,400	104,380
Computers & Peripherals - 4.4%
Apple Computer, Inc. (a)	9,400	263,764
Diebold, Inc.	7,190	353,245
International Business Machines Corp.	32,080	2,841,967
		3,458,976
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	6,090	88,001
Software - 1.9%
Microsoft Corp.	48,650	1,281,928
Take-Two Interactive Software, Inc. (a)	7,600	226,252
		1,508,180
TOTAL INFORMATION TECHNOLOGY		5,159,537
MATERIALS - 6.1%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	19,470	972,916
Eastman Chemical Co.	40,150	1,860,551
FMC Corp. (a)	12,510	507,531
Lyondell Chemical Co.	13,800	227,976
Millennium Chemicals, Inc.	2,800	47,544
		3,616,518
Containers & Packaging - 0.6%
Smurfit-Stone Container Corp. (a)	25,900	470,344
Metals & Mining - 0.8%
Alcoa, Inc.	8,220	257,286
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
International Steel Group, Inc.	5,510	$ 164,529
Nucor Corp.	3,400	223,890
		645,705
TOTAL MATERIALS		4,732,567
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.9%
SBC Communications, Inc.	55,720	1,320,564
Sprint Corp. - FON Group	43,800	777,888
Verizon Communications, Inc.	95,690	3,308,960
		5,407,412
UTILITIES - 1.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	13,000	413,010
Entergy Corp.	15,830	864,476
		1,277,486
TOTAL COMMON STOCKS (Cost $72,073,979)		75,787,954
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp. Series C, 6.25%	1,710	215,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $210,850)		215,780
Money Market Funds - 5.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $4,173,103)	4,173,103	$ 4,173,103
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $76,457,932)		80,176,837
NET OTHER ASSETS - (2.7)%		(2,074,077)
NET ASSETS - 100%		$ 78,102,760
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,140,449 and $58,419,622, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,080 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,892,005) (cost $76,457,932) - See accompanying schedule		$ 80,176,837
Receivable for investments sold		1,081,790
Receivable for fund shares sold		99,169
Dividends receivable		120,654
Interest receivable		2,284
Prepaid expenses		164
Other receivables		16,560
Total assets		81,497,458

Liabilities
Payable for investments purchased	$ 1,021,707
Payable for fund shares redeemed	305,342
Accrued management fee	44,471
Distribution fees payable	42,564
Other affiliated payables	30,505
Other payables and accrued expenses	18,484
Collateral on securities loaned, at value	1,931,625
Total liabilities		3,394,698

Net Assets		$ 78,102,760
Net Assets consist of:
Paid in capital		$ 72,836,458
Accumulated net investment loss		(104,856)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,652,253
Net unrealized appreciation (depreciation) on investments		3,718,905
Net Assets		$ 78,102,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,005,875 ÷ 947,684 shares)	$ 10.56

Maximum offering price per share (100/94.25 of $10.56)	$ 11.20
Class T: Net Asset Value and redemption price per share ($36,502,464 ÷ 3,473,099 shares)	$ 10.51

Maximum offering price per share (100/96.50 of $10.51)	$ 10.89
Class B: Net Asset Value and offering price per share ($17,407,618 ÷ 1,672,585 shares) A	$ 10.41

Class C: Net Asset Value and offering price per share ($13,242,478 ÷ 1,273,116 shares) A	$ 10.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($944,325 ÷ 88,688 shares)	$ 10.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 678,356
Interest		20,510
Security lending		1,172
Total income		700,038

Expenses
Management fee	$ 220,574
Transfer agent fees	161,145
Distribution fees	251,860
Accounting and security lending fees	18,776
Non-interested trustees' compensation	174
Custodian fees and expenses	14,153
Registration fees	50,659
Audit	22,790
Legal	69
Miscellaneous	629
Total expenses before reductions	740,829
Expense reductions	(33,901)	706,928
Net investment income (loss)		(6,890)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,753,781
Foreign currency transactions	(407)
Total net realized gain (loss)		1,753,374
Change in net unrealized appreciation (depreciation) on investment securities		28,691
Net gain (loss)		1,782,065
Net increase (decrease) in net assets resulting from operations		$ 1,775,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,890)	$ 14,328
Net realized gain (loss)	1,753,374	5,637,772
Change in net unrealized appreciation (depreciation)	28,691	2,109,442
Net increase (decrease) in net assets resulting from operations	1,775,175	7,761,542
Distributions to shareholders from net investment income	(107,178)	-
Distributions to shareholders from net realized gain	(987,830)	-
Total distributions	(1,095,008)	-
Share transactions - net increase (decrease)	12,503,270	15,286,962
Total increase (decrease) in net assets	13,183,437	23,048,504

Net Assets
Beginning of period	64,919,323	41,870,819
End of period (including accumulated net investment loss of $104,856 and undistributed net investment income of $9,240, respectively)	$ 78,102,760	$ 64,919,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.04	.01	.01
Net realized and unrealized gain (loss)	.33	1.50	(.63)	(.51)
Total from investment operations	.35	1.54	(.62)	(.50)
Distributions from net investment income	(.05)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.21)	-	-	-
Net asset value, end of period	$ 10.56	$ 10.42	$ 8.88	$ 9.50
Total ReturnB,C,D	3.33%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.49%A	1.64%	2.00%	3.83%A
Expenses net of voluntary waivers, if any	1.49%A	1.53%	1.70%	1.75%A
Expenses net of all reductions	1.43%A	1.44%	1.62%	1.71%A
Net investment income (loss)	.40%A	.44%	.12%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,006	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.02	(.01)	-H
Net realized and unrealized gain (loss)	.32	1.49	(.63)	(.51)
Total from investment operations	.33	1.51	(.64)	(.51)
Distributions from net investment income	(.02)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.18)	-	-	-
Net asset value, end of period	$ 10.51	$ 10.36	$ 8.85	$ 9.49
Total ReturnB,C,D	3.15%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.77%A	1.94%	2.27%	4.06%A
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.92%	2.00%A
Expenses net of all reductions	1.69%A	1.68%	1.85%	1.97%A
Net investment income (loss)	.14%A	.20%	(.10)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,502	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.32	1.48	(.63)	(.51)
Total from investment operations	.30	1.46	(.68)	(.54)
Distributions from net realized gain	(.13)	-	-	-
Net asset value, end of period	$ 10.41	$ 10.24	$ 8.78	$ 9.46
Total ReturnB,C,D	2.89%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.32%A	2.44%	2.78%	4.67%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.19%A	2.15%	2.34%	2.47%A
Net investment income (loss)	(.36)%A	(.27)%	(.59)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,408	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.32	1.48	(.64)	(.51)
Total from investment operations	.30	1.46	(.69)	(.54)
Distributions from net realized gain	(.13)	-	-	-
Net asset value, end of period	$ 10.40	$ 10.23	$ 8.77	$ 9.46
Total ReturnB,C,D	2.90%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.27%A	2.37%	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.40%	2.50%A
Expenses net of all reductions	2.19%A	2.15%	2.32%	2.46%A
Net investment income (loss)	(.36)%A	(.26)%	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,242	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.06	.04	.03
Net realized and unrealized gain (loss)	.33	1.53	(.64)	(.52)
Total from investment operations	.37	1.59	(.60)	(.49)
Distributions from net investment income	(.06)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.22)	-	-	-
Net asset value, end of period	$ 10.65	$ 10.50	$ 8.91	$ 9.51
Total ReturnB,C	3.49%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.20%A	1.25%	1.62%	3.44%A
Expenses net of voluntary waivers, if any	1.20%A	1.25%	1.40%	1.50%A
Expenses net of all reductions	1.14%A	1.15%	1.32%	1.46%A
Net investment income (loss)	.69%A	.69%	.42%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 944	$ 1,031	$ 402	$ 309
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,605,017
Unrealized depreciation	(2,065,020)
Net unrealized appreciation (depreciation)	$ 3,539,997
Cost for federal income tax purposes	$ 76,636,840

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,279	$ -
Class T	.25%	.25%	89,272	68
Class B	.75%	.25%	85,709	64,282
Class C	.75%	.25%	64,600	13,789
			$ 251,860	$ 78,139

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,243
Class T	6,754
Class B*	12,333
Class C*	357
$ 33,687

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,672.38
Class T	74,656.42
Class B	39,383.46
Class C	26,583.41
Institutional Class	1,851.34
	$ 161,145

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,552 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	$ 4,613
Class B	2.25%	5,723
Class C	2.25%	1,142
		$ 11,478

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $22,423 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 39,989	$ -
Class T	61,209	-
Institutional Class	5,980	-
Total	$ 107,178	$ -

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended May 31, 2004	Year ended November 30, 2003
From net realized gain
Class A	$ 130,135	$ -
Class T	495,864	-
Class B	194,680	-
Class C	151,108	-
Institutional Class	16,043	-
Total	$ 987,830	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	402,994	450,158	$ 4,347,929	$ 4,319,791
Reinvestment of distributions	14,010	-	150,438	-
Shares redeemed	(192,401)	(134,159)	(2,084,263)	(1,137,393)
Net increase (decrease)	224,603	315,999	$ 2,414,104	$ 3,182,398
Class T
Shares sold	1,033,956	1,622,350	$ 11,129,447	$ 15,089,239
Reinvestment of distributions	50,251	-	538,341	-
Shares redeemed	(537,378)	(842,345)	(5,772,571)	(7,502,227)
Net increase (decrease)	546,829	780,005	$ 5,895,217	$ 7,587,012
Class B
Shares sold	411,040	652,983	$ 4,394,426	$ 6,006,429
Reinvestment of distributions	16,217	-	173,062	-
Shares redeemed	(158,454)	(416,786)	(1,676,878)	(3,567,202)
Net increase (decrease)	268,803	236,197	$ 2,890,610	$ 2,439,227
Class C
Shares sold	302,033	587,389	$ 3,216,844	$ 5,395,531
Reinvestment of distributions	12,628	-	134,623	-
Shares redeemed	(181,546)	(429,344)	(1,944,548)	(3,857,267)
Net increase (decrease)	133,115	158,045	$ 1,406,919	$ 1,538,264
Institutional Class
Shares sold	12,328	205,402	$ 134,889	$ 1,788,785
Reinvestment of distributions	1,435	-	15,498	-
Shares redeemed	(23,205)	(152,421)	(253,967)	(1,248,724)
Net increase (decrease)	(9,442)	52,981	$ (103,580)	$ 540,061

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEVI-USAN-0704
1.786788.101

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	3.8	3.0
Omnicom Group, Inc.	3.7	3.6
Morgan Stanley	3.2	3.3
Gillette Co.	3.1	3.4
Wells Fargo & Co.	3.1	3.0
	16.9
Top Five Bond Issuers as of May 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.2	11.5
U.S. Treasury Obligations	4.2	3.4
Government National Mortgage Association	1.4	1.6
Freddie Mac	1.0	1.1
CS First Boston Mortgage Securities Corp.	0.3	0.3
	17.1
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	17.9
Consumer Discretionary	14.4	14.5
Consumer Staples	11.2	11.9
Telecommunication Services	6.3	6.7
Information Technology	4.6	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 57.2%		Stocks 55.2%
	Bonds 37.8%		Bonds 36.2%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	6.0%	** Foreign investments	4.2%
* Futures and Swaps	1.2%	** Futures and Swaps	0.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	110,900	4,725
Household Durables - 0.1%
Garmin Ltd.	41,598	1,444
Media - 9.6%
E.W. Scripps Co. Class A	212,270	22,577
EchoStar Communications Corp. Class A (a)	2,007,319	64,546
News Corp. Ltd. ADR	334,600	12,323
Omnicom Group, Inc.	787,150	62,870
Pegasus Communications Corp. Class A (a)	153,360	2,487
		164,803
Multiline Retail - 1.6%
Barneys, Inc. warrants 4/1/08 (a)	460	14
Dollar Tree Stores, Inc. (a)	114,400	3,192
Kohl's Corp. (a)	525,300	24,983
		28,189
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	29
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	152,400	5,227
TOTAL CONSUMER DISCRETIONARY		204,417
CONSUMER STAPLES - 10.6%
Beverages - 0.7%
The Coca-Cola Co.	226,300	11,621
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	296,800	11,213
Wal-Mart Stores, Inc.	694,500	38,704
Walgreen Co.	348,400	12,197
		62,114
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	332,000	11,769
Household Products - 1.8%
Colgate-Palmolive Co.	222,400	12,721
Kimberly-Clark Corp.	290,300	19,131
		31,852
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 3.1%
Gillette Co.	1,230,000	$ 53,001
Tobacco - 0.7%
Altria Group, Inc.	245,720	11,787
TOTAL CONSUMER STAPLES		182,144
ENERGY - 3.1%
Oil & Gas - 3.1%
BP PLC sponsored ADR	334,400	17,723
Exxon Mobil Corp.	815,268	35,260
		52,983
FINANCIALS - 13.4%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	269,700	25,328
Merrill Lynch & Co., Inc.	671,400	38,136
Morgan Stanley	1,029,900	55,110
		118,574
Commercial Banks - 3.1%
Wells Fargo & Co.	893,900	52,561
Consumer Finance - 0.5%
American Express Co.	186,600	9,461
Insurance - 2.9%
Allstate Corp.	227,400	10,001
American International Group, Inc.	342,725	25,122
PartnerRe Ltd.	92,300	5,158
St. Paul Travelers Companies, Inc.	218,198	8,658
		48,939
TOTAL FINANCIALS		229,535
HEALTH CARE - 2.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	154,700	8,462
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	102,800	8,066
Medtronic, Inc.	70,300	3,367
		11,433
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.5%
Allergan, Inc.	81,400	$ 7,236
Barr Pharmaceuticals, Inc. (a)	58,800	2,565
Pfizer, Inc.	465,750	16,460
		26,261
TOTAL HEALTH CARE		46,156
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	95,500	4,731
Northrop Grumman Corp.	68,700	7,085
		11,816
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	535,400	5,723
Northwest Airlines Corp. (a)	279,700	2,828
Southwest Airlines Co.	148,400	2,302
		10,853
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	76,400	4,511
Industrial Conglomerates - 1.1%
General Electric Co.	607,100	18,893
Road & Rail - 0.3%
Union Pacific Corp.	100,600	5,867
TOTAL INDUSTRIALS		51,940
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	878,600	19,461
Foundry Networks, Inc. (a)	300	4
		19,465
Computers & Peripherals - 0.4%
Diebold, Inc.	130,700	6,421
IT Services - 0.4%
Paychex, Inc.	196,581	7,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Microsoft Corp.	1,367,300	$ 36,028
TOTAL INFORMATION TECHNOLOGY		69,288
MATERIALS - 3.0%
Containers & Packaging - 1.7%
Packaging Corp. of America	131,800	3,097
Smurfit-Stone Container Corp. (a)	1,393,413	25,304
		28,401
Paper & Forest Products - 1.3%
International Paper Co.	545,200	22,860
TOTAL MATERIALS		51,261
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	1,982,800	49,491
SBC Communications, Inc.	641,184	15,196
Verizon Communications, Inc.	537,600	18,590
		83,277
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	180,000	9,830
TOTAL COMMON STOCKS (Cost $851,501)		980,831
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	350
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	430	$ 39
TOTAL PREFERRED STOCKS (Cost $287)		389
Corporate Bonds - 15.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 6% 6/1/11	$ 472	491
Nonconvertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	750	811
Dana Corp.:
9% 8/15/11	240	272
10.125% 3/15/10	600	678
Stoneridge, Inc. 11.5% 5/1/12	20	23
Visteon Corp.:
7% 3/10/14	775	738
8.25% 8/1/10	225	237
		2,759
Automobiles - 0.2%
Case New Holland, Inc. 9.25% 8/1/11 (f)	320	338
General Motors Corp.:
7.2% 1/15/11	1,000	1,039
8.25% 7/15/23	570	589
8.375% 7/15/33	695	723
		2,689
Hotels, Restaurants & Leisure - 0.5%
Argosy Gaming Co. 7% 1/15/14 (f)	190	183
Florida Panthers Holdings, Inc. 9.875% 4/15/09	725	761
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	265	262
Gaylord Entertainment Co. 8% 11/15/13 (f)	160	160
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc. 10.75% 9/1/08	$ 140	$ 161
Horseshoe Gaming LLC 8.625% 5/15/09	814	849
Mandalay Resort Group 6.5% 7/31/09	600	600
MGM MIRAGE:
5.875% 2/27/14 (f)	460	420
8.5% 9/15/10	385	424
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	122
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	590	575
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	110	114
Six Flags, Inc.:
8.875% 2/1/10	130	128
9.625% 6/1/14 (f)	860	849
9.75% 4/15/13	75	75
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	662
Station Casinos, Inc. 6% 4/1/12	280	267
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	700	749
Vail Resorts, Inc. 6.75% 2/15/14 (f)	190	175
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	150	160
Wheeling Island Gaming, Inc. 10.125% 12/15/09	300	315
		8,011
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	240	257
WCI Communities, Inc. 7.875% 10/1/13	200	199
		456
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	535	621
True Temper Sports, Inc. 8.375% 9/15/11 (f)	230	230
		851
Media - 1.5%
Advanstar Communications, Inc. 10.75% 8/15/10	200	219
AMC Entertainment, Inc.:
9.5% 2/1/11	219	226
9.875% 2/1/12	420	442
American Media Operations, Inc. 10.25% 5/1/09	620	645
AOL Time Warner, Inc. 7.625% 4/15/31	1,000	1,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	$ 1,500	$ 1,731
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	450	459
8% 4/15/12 (f)	810	802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	360
Clear Channel Communications, Inc. 7.65% 9/15/10	1,250	1,414
Comcast Corp. 7.05% 3/15/33	845	879
Corus Entertainment, Inc. 8.75% 3/1/12	780	831
Cox Communications, Inc. 7.125% 10/1/12	980	1,072
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,614
7.625% 7/15/18	270	254
7.875% 2/15/18	75	71
EchoStar DBS Corp.:
9.125% 1/15/09	549	601
10.375% 10/1/07	670	717
Houghton Mifflin Co. 9.875% 2/1/13	365	374
LBI Media Holdings, Inc. 0% 10/15/13 (d)	493	348
LBI Media, Inc. 10.125% 7/15/12	365	409
Liberty Media Corp. 8.25% 2/1/30	1,250	1,422
News America Holdings, Inc. 7.375% 10/17/08	1,850	2,043
Nextmedia Operating, Inc. 10.75% 7/1/11	370	413
PEI Holdings, Inc. 11% 3/15/10	435	505
PRIMEDIA, Inc. 7.625% 4/1/08	1,275	1,265
Radio One, Inc. 8.875% 7/1/11	1,215	1,312
Telewest PLC:
11% 10/1/07 (c)	1,431	816
yankee 9.625% 10/1/06 (c)	1,172	645
Time Warner, Inc. 6.625% 5/15/29	655	637
Videotron LTEE 6.875% 1/15/14	140	138
Vivendi Universal SA:
6.25% 7/15/08	290	303
9.25% 4/15/10	980	1,152
Yell Finance BV 10.75% 8/1/11	547	617
		25,816
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	$ 460	$ 476
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	675	631
9% 6/15/12	120	119
Boise Cascade Corp. 6.5% 11/1/10	190	192
CSK Automotive, Inc. 7% 1/15/14 (f)	90	86
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	120	123
Hollywood Entertainment Corp. 9.625% 3/15/11	180	204
Sonic Automotive, Inc. 8.625% 8/15/13	360	360
		1,715
TOTAL CONSUMER DISCRETIONARY		42,773
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (f)	1,220	1,219
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	1,445	1,574
NeighborCare, Inc. 6.875% 11/15/13 (f)	400	402
Rite Aid Corp. 6.875% 8/15/13	230	202
Safeway, Inc. 6.5% 3/1/11	955	1,012
		3,190
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	70	76
Chiquita Brands International, Inc. 10.56% 3/15/09	375	408
Corn Products International, Inc.:
8.25% 7/15/07	755	827
8.45% 8/15/09	110	123
Dean Foods Co.:
6.9% 10/15/17	545	529
8.15% 8/1/07	325	348
Doane Pet Care Co. 10.75% 3/1/10	470	491
Hines Nurseries, Inc. 10.25% 10/1/11	100	108
Michael Foods, Inc. 8% 11/15/13 (f)	100	102
Reddy Ice Group, Inc. 8.875% 8/1/11	70	73
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	130	143
		3,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	$ 230	$ 170
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	905	905
Philip Morris Companies, Inc. 7.75% 1/15/27	1,500	1,490
		2,395
TOTAL CONSUMER STAPLES		10,202
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	100	110
9.625% 12/1/07	370	403
Hanover Compressor Co.:
8.625% 12/15/10	110	113
9% 6/1/14	190	194
Key Energy Services, Inc. 8.375% 3/1/08	190	200
Kinder Morgan, Inc. 6.5% 9/1/12	640	675
Seabulk International, Inc. 9.5% 8/15/13	345	354
SESI LLC 8.875% 5/15/11	40	43
		2,092
Oil & Gas - 0.9%
Amerada Hess Corp.:
6.65% 8/15/11	135	143
7.125% 3/15/33	355	353
7.375% 10/1/09	310	338
Chesapeake Energy Corp.:
6.875% 1/15/16	554	533
7.5% 6/15/14 (f)	220	224
El Paso Corp.:
7% 5/15/11	1,120	948
7.875% 6/15/12	485	421
El Paso Energy Corp.:
6.95% 12/15/07	325	306
7.375% 12/15/12	256	215
EXCO Resources, Inc. 7.25% 1/15/11 (f)	130	129
Forest Oil Corp. 8% 12/15/11	370	390
General Maritime Corp. 10% 3/15/13	555	608
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	$ 94	$ 114
KCS Energy, Inc. 7.125% 4/1/12 (f)	190	185
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	720	770
Range Resources Corp. 7.375% 7/15/13	420	412
Teekay Shipping Corp. 8.875% 7/15/11	1,365	1,502
The Coastal Corp.:
6.375% 2/1/09	185	156
6.5% 5/15/06	195	187
6.5% 6/1/08	1,115	963
7.5% 8/15/06	1,230	1,190
7.625% 9/1/08	310	276
7.75% 6/15/10	770	676
Vintage Petroleum, Inc. 8.25% 5/1/12	405	443
Williams Companies, Inc.:
6.625% 11/15/04	520	530
7.125% 9/1/11	2,000	2,020
7.5% 1/15/31	110	97
7.625% 7/15/19	385	362
8.625% 6/1/10	480	520
		15,011
TOTAL ENERGY		17,103
FINANCIALS - 5.2%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	270	280
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	1,605	1,723
Equinox Holdings Ltd. 9% 12/15/09 (f)	60	60
Goldman Sachs Group, Inc.:
4.125% 1/15/08	2,500	2,505
6.6% 1/15/12	2,345	2,521
J.P. Morgan Chase & Co. 4.875% 3/15/14	835	783
Merrill Lynch & Co., Inc. 4.125% 1/15/09	1,800	1,773
Morgan Stanley:
3.875% 1/15/09	2,500	2,432
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.75% 4/1/14	$ 500	$ 460
6.6% 4/1/12	900	966
		13,503
Commercial Banks - 0.5%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,065
7.4% 1/15/11	1,000	1,131
Bank One NA, Chicago 3.7% 1/15/08	1,335	1,327
Chase Manhattan Corp. 6.375% 4/1/08	560	606
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	260	251
5.25% 2/10/14 (f)	975	937
Korea Development Bank 3.875% 3/2/09	1,000	960
PNC Funding Corp. 5.75% 8/1/06	1,150	1,214
Wachovia Corp. 4.875% 2/15/14	665	633
		8,124
Consumer Finance - 0.6%
American General Finance Corp. 2.75% 6/15/08	295	278
Capital One Bank 4.875% 5/15/08	730	741
Ford Motor Credit Co.:
7.375% 10/28/09	1,490	1,583
7.875% 6/15/10	1,500	1,621
General Motors Acceptance Corp.:
6.875% 9/15/11	1,100	1,121
7.75% 1/19/10	1,100	1,189
Household Finance Corp.:
6.375% 10/15/11	1,080	1,156
6.375% 11/27/12	500	529
7% 5/15/12	170	187
Household International, Inc. 8.875% 2/15/08	850	932
MBNA Corp.:
6.25% 1/17/07	770	818
7.5% 3/15/12	725	819
		10,974
Diversified Financial Services - 2.7%
Ahold Finance USA, Inc. 8.25% 7/15/10	870	898
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Alliance Capital Management LP 5.625% 8/15/06	$ 1,020	$ 1,072
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	314
6.977% 11/23/22	46	39
7.377% 5/23/19	471	325
7.379% 5/23/16	296	204
7.8% 4/1/08	150	135
8.608% 10/1/12	405	373
10.18% 1/2/13	185	133
Arch Western Finance LLC 6.75% 7/1/13 (f)	555	558
Bellsouth Capital Funding Corp. 7.875% 2/15/30	580	673
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	380	407
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	435	418
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	620	412
8.625% 4/1/09	1,220	994
9.625% 11/15/09	150	124
10% 4/1/09	160	137
10.25% 1/15/10	700	593
Citigroup, Inc. 7.25% 10/1/10	1,900	2,135
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	40	33
6.748% 9/15/18	35	28
6.795% 2/2/20	275	222
6.8% 7/2/07	21	17
6.9% 7/2/18	660	515
7.373% 12/15/15	622	510
7.568% 12/1/06	205	160
7.73% 9/15/12	84	65
8.312% 10/2/12	338	260
8.321% 11/1/06	25	23
8.388% 5/1/22	136	109
8.499% 11/1/12	165	137
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	312
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 65	$ 42
7.57% 11/18/10	380	358
7.711% 9/18/11	75	49
7.779% 11/18/05	360	238
7.779% 1/2/12	413	244
7.92% 5/18/12	1,180	772
10.06% 1/2/16	130	68
Deutsche Telekom International Finance BV:
5.25% 7/22/13	530	517
8.75% 6/15/30	2,000	2,437
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	190	207
9.875% 8/15/13 (f)	220	242
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	388	423
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	390
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	390
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	40	41
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	605
Goldman Sachs Capital I 6.345% 2/15/34	1,315	1,236
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(h)	320	330
11% 7/15/10 (f)	250	276
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	280	276
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	510	489
7.45% 11/24/33 (f)	300	281
Inmarsat Finance PLC 7.625% 6/30/12 (f)	310	306
Ispat Inland ULC 9.75% 4/1/14 (f)	510	520
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	370	363
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	355	312
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	715	688
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 495	$ 530
Nexstar Finance, Inc. 7% 1/15/14 (f)	250	239
NiSource Finance Corp. 7.875% 11/15/10	2,000	2,293
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	154	136
7.248% 7/2/14	229	162
7.626% 4/1/10	420	332
7.691% 4/1/17	27	21
7.95% 9/1/16	27	21
8.304% 9/1/10	172	139
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,070
7.875% 2/1/09 (h)	1,200	1,317
Petronas Capital Ltd. 7% 5/22/12 (f)	2,295	2,503
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(h)	790	762
Ship Finance International Ltd. 8.5% 12/15/13 (f)	1,920	1,824
Sprint Capital Corp. 6.875% 11/15/28	1,850	1,792
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	120	116
Telecom Italia Capital 5.25% 11/15/13 (f)	1,300	1,257
Tyco International Group SA yankee 6.75% 2/15/11	2,500	2,686
UGS Corp. 10% 6/1/12 (f)	370	389
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	990	1,134
Verizon Global Funding Corp.:
7.25% 12/1/10	1,480	1,653
7.75% 12/1/30	600	675
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	110	114
		46,600
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	490	528
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	750	783
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,584
EOP Operating LP 7% 7/15/11	1,250	1,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
ERP Operating LP 7.1% 6/23/04	$ 1,500	$ 1,505
Senior Housing Properties Trust 8.625% 1/15/12	770	830
		6,062
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	1,245	1,159
Independence Community Bank Corp. 3.75% 4/1/14 (h)	340	323
Washington Mutual, Inc.:
4.375% 1/15/08	530	536
4.625% 4/1/14	1,635	1,488
		3,506
TOTAL FINANCIALS		89,297
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	1,160	1,177
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
Concentra Operating Corp. 9.125% 6/1/12 (f)(g)	70	71
Fountain View, Inc. 9.25% 8/19/08 (e)	740	736
Genesis HealthCare Corp. 8% 10/15/13 (f)	90	92
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	200	197
National Nephrology Associates, Inc. 9% 11/1/11 (f)	120	137
Psychiatric Solutions, Inc. 10.625% 6/15/13	235	267
Quintiles Transnational Corp. 10% 10/1/13	80	78
Tenet Healthcare Corp.:
6.375% 12/1/11	420	357
7.375% 2/1/13	770	678
		3,930
Pharmaceuticals - 0.0%
Leiner Health Products, Inc. 11% 6/1/12 (f)	100	103
TOTAL HEALTH CARE		4,033
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08	165	156
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
8.875% 5/1/11	$ 640	$ 605
9.5% 11/1/08	775	756
Bombardier, Inc. 6.3% 5/1/14 (f)	480	429
Raytheon Co. 8.3% 3/1/10	2,000	2,340
Transdigm, Inc. 8.375% 7/15/11	180	182
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	345	321
		4,789
Airlines - 0.3%
Continental Airlines, Inc. 8% 12/15/05	4,320	3,802
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	50	38
7.9% 12/15/09	30	15
8.3% 12/15/29	745	298
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	894
10.5% 4/1/09	389	257
NWA Trust 10.23% 6/21/14	135	116
		5,420
Building Products - 0.0%
Erico International Corp. 8.875% 3/1/12 (f)	190	192
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	370	379
		571
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	190	177
7.625% 1/1/06	990	1,035
8.5% 12/1/08	250	271
American Color Graphics, Inc. 10% 6/15/10	205	178
Mail-Well I Corp. 7.875% 12/1/13 (f)	115	106
		1,767
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	130	111
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	110	116
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	110	120
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 9.5% 12/1/10 (h)	$ 170	$ 193
Invensys PLC 9.875% 3/15/11 (f)	450	446
Terex Corp. 7.375% 1/15/14	400	388
		1,147
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	160	156
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,082
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	723
11.75% 6/15/09	775	756
		2,637
TOTAL INDUSTRIALS		16,714
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Corning, Inc. 6.2% 3/15/16	180	166
L-3 Communications Corp. 6.125% 1/15/14 (f)	310	289
Marconi Corp. PLC 8% 4/30/08 (f)	215	231
Motorola, Inc. 6.5% 11/15/28	2,250	2,155
Nortel Networks Corp. 6.125% 2/15/06	680	665
		3,506
Electronic Equipment & Instruments - 0.0%
Communications & Power Industries, Inc. 8% 2/1/12	100	100
Flextronics International Ltd. 6.5% 5/15/13	105	101
Sanmina-SCI Corp. 10.375% 1/15/10	75	86
		287
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	345	222
8% 11/15/13 (f)	610	576
Iron Mountain, Inc. 6.625% 1/1/16	390	355
		1,153
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.:
7.125% 6/15/10	$ 1,665	$ 1,640
7.625% 6/15/13	570	561
		2,201
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	188	219
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	295	280
7.75% 5/15/13	180	174
9.25% 2/15/08	55	58
10.5% 5/1/09	15	16
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	208	246
Semiconductor Note Partners Trust 0% 8/4/11 (f)	480	691
Viasystems, Inc. 10.5% 1/15/11 (f)	455	475
		2,159
TOTAL INFORMATION TECHNOLOGY		9,306
MATERIALS - 0.9%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	190	195
Berry Plastics Corp. 10.75% 7/15/12	270	297
Compass Minerals Group, Inc. 10% 8/15/11	550	611
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	586
Geon Co. 6.875% 12/15/05	60	61
Huntsman ICI Holdings LLC 0% 12/31/09	130	62
Koppers, Inc. 9.875% 10/15/13 (f)	120	129
Lyondell Chemical Co.:
9.625% 5/1/07	120	124
9.875% 5/1/07	380	395
Nalco Co. 7.75% 11/15/11 (f)	230	240
PolyOne Corp.:
8.875% 5/1/12	265	258
10.625% 5/15/10	205	209
The Scotts Co. 6.625% 11/15/13 (f)	230	230
		3,397
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	$ 230	$ 229
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	925	601
BWAY Corp. 10% 10/15/10	150	158
Crown Cork & Seal, Inc. 8% 4/15/23	200	172
Crown European Holdings SA 10.875% 3/1/13	265	298
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	241
8.25% 5/15/13	410	406
8.75% 11/15/12	340	357
8.875% 2/15/09	975	1,004
Owens-Illinois, Inc.:
7.15% 5/15/05	210	216
7.35% 5/15/08	130	125
7.5% 5/15/10	110	102
7.8% 5/15/18	50	42
8.1% 5/15/07	250	250
Sealed Air Corp.:
5.625% 7/15/13 (f)	170	167
6.875% 7/15/33 (f)	355	357
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	290	278
		4,774
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14 (f)	245	225
Compass Minerals International, Inc. 0% 12/15/12 (d)	615	486
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	840	725
International Steel Group, Inc. 6.5% 4/15/14 (f)	625	581
Massey Energy Co. 6.625% 11/15/10	210	208
Steel Dynamics, Inc. 9.5% 3/15/09	75	82
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	300	303
		2,610
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. 8.5% 10/1/13	205	210
Georgia-Pacific Corp.:
8% 1/15/24 (f)	390	378
9.5% 12/1/11	785	903
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.:
4.25% 1/15/09	$ 185	$ 182
5.5% 1/15/14	470	459
Norske Skog Canada Ltd.:
7.375% 3/1/14 (f)	160	156
8.625% 6/15/11	330	348
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	150	153
Solo Cup Co. 8.5% 2/15/14 (f)	160	160
Stone Container Corp.:
8.375% 7/1/12	360	367
9.75% 2/1/11	420	456
Weyerhaeuser Co. 6.75% 3/15/12	625	675
		4,447
TOTAL MATERIALS		15,457
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC 8.875% 12/15/30	1,250	1,549
Citizens Communications Co. 9.25% 5/15/11	125	129
France Telecom SA:
8.75% 3/1/11	610	707
9.5% 3/1/31	1,200	1,509
Koninklijke KPN NV yankee 8% 10/1/10	450	521
MCI, Inc. 5.908% 5/1/07	69	67
NTL Cable PLC 8.75% 4/15/14 (f)	535	551
Primus Telecom Holding, Inc. 8% 1/15/14 (f)	270	244
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	75	70
7.5% 2/15/14 (f)	545	496
Qwest Corp. 9.125% 3/15/12 (f)	365	387
Qwest Services Corp. 13.5% 12/15/10 (f)	2,945	3,394
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,100	1,164
Telefonica Europe BV 7.75% 9/15/10	1,200	1,375
Triton PCS, Inc.:
8.75% 11/15/11	315	277
9.375% 2/1/11	75	68
		12,508
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09 (f)	$ 500	$ 471
5.5% 3/1/14 (f)	450	416
American Tower Corp.:
7.5% 5/1/12 (f)	155	150
9.375% 2/1/09	565	606
AT&T Wireless Services, Inc.:
7.875% 3/1/11	255	290
8.75% 3/1/31	845	1,030
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	380	350
Crown Castle International Corp.:
7.5% 12/1/13	720	697
9.375% 8/1/11	390	422
10.75% 8/1/11	320	358
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	780	859
Millicom International Cellular SA 10% 12/1/13 (f)	400	410
Nextel Communications, Inc.:
9.375% 11/15/09	1,095	1,172
9.5% 2/1/11	810	903
Nextel Partners, Inc. 8.125% 7/1/11	130	132
Rogers Wireless, Inc.:
6.375% 3/1/14 (f)	795	741
9.625% 5/1/11	390	441
Western Wireless Corp. 9.25% 7/15/13	480	494
		9,942
TOTAL TELECOMMUNICATION SERVICES		22,450
UTILITIES - 1.8%
Electric Utilities - 1.0%
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (f)	155	148
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	410	399
CMS Energy Corp.:
7.5% 1/15/09	430	427
7.625% 11/15/04	930	943
7.75% 8/1/10 (f)	465	462
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.5% 4/15/11	$ 500	$ 505
8.9% 7/15/08	1,095	1,146
9.875% 10/15/07	1,030	1,111
Detroit Edison Co. 6.125% 10/1/10	1,155	1,235
Duke Capital Corp.:
4.37% 3/1/09	100	97
6.75% 2/15/32	570	547
Edison International 6.875% 9/15/04	434	439
Exelon Corp. 6.75% 5/1/11	1,000	1,087
FirstEnergy Corp. 6.45% 11/15/11	565	587
Illinois Power Co.:
7.5% 6/15/09	1,275	1,391
11.5% 12/15/10	520	611
Nevada Power Co. 10.875% 10/15/09	110	125
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	739
Pacific Gas & Electric Co.:
3.6% 3/1/09	150	144
4.8% 3/1/14	235	222
6.05% 3/1/34	845	792
PG&E Corp. 6.875% 7/15/08 (f)	255	268
Progress Energy, Inc.:
6.85% 4/15/12	625	676
7.1% 3/1/11	725	795
Public Service Co. of Colorado 7.875% 10/1/12	715	842
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	120	113
Southern California Edison Co.:
5% 1/15/14	405	393
7.625% 1/15/10	480	542
TECO Energy, Inc. 6.125% 5/1/07	290	290
		17,076
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	180	196
Consolidated Natural Gas Co. 6.85% 4/15/11	585	641
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	290	303
Northwest Pipeline Corp.:
6.625% 12/1/07	180	187
8.125% 3/1/10	170	183
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.75% 10/1/07	$ 115	$ 107
7.625% 7/15/11	80	69
Southern Natural Gas Co. 8.875% 3/15/10	220	239
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,669
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240	241
6.25% 1/15/08	485	495
		4,330
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 6/15/08	19	19
8.75% 5/15/13 (f)	670	708
8.875% 2/15/11	187	189
9% 5/15/15 (f)	510	540
9.375% 9/15/10	468	486
9.5% 6/1/09	1,117	1,160
Calpine Corp.:
6.89% 7/15/07 (f)(h)	630	562
8.5% 7/15/10 (f)	90	75
Calpine Generating Co. LLC 7% 4/1/10 (f)(h)	180	173
Constellation Energy Group, Inc. 7% 4/1/12	2,000	2,181
Dominion Resources, Inc. 6.25% 6/30/12	1,725	1,802
NRG Energy, Inc. 8% 12/15/13 (f)	825	817
Reliant Energy, Inc. 9.25% 7/15/10	400	420
Western Resources, Inc. 7.125% 8/1/09	120	128
		9,260
TOTAL UTILITIES		30,666
TOTAL NONCONVERTIBLE BONDS		258,001
TOTAL CORPORATE BONDS (Cost $249,754)		258,492
U.S. Government and Government Agency Obligations - 7.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.25% 2/15/09	$ 2,379	$ 2,282
5.25% 8/1/12	2,000	1,984
5.5% 3/15/11	3,965	4,134
6.25% 2/1/11	6,715	7,176
6.625% 11/15/10	14,500	16,049
Freddie Mac:
2.875% 9/15/05	1,470	1,482
3.625% 9/15/08	1,839	1,810
4% 6/12/13	2,342	2,127
5.75% 1/15/12	2,360	2,478
5.875% 3/21/11	5,505	5,764
6.625% 9/15/09	2,160	2,389
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	28	29
Series 1993-D, 5.23% 5/15/05	92	93
Series 1994-A, 7.12% 4/15/06	191	200
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	144	152
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,826	3,110
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,259
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
6.25% 5/15/30	11,980	13,339
8% 11/15/21	6,700	8,741
U.S. Treasury Notes:
1.625% 2/28/06	17,615	17,384
3.125% 5/15/07	12,080	12,095
7% 7/15/06	19,000	20,697
TOTAL U.S. TREASURY OBLIGATIONS		72,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,466)		123,515
U.S. Government Agency - Mortgage Securities - 9.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 8.3%
4.5% 6/1/19 (g)	$ 12,450	$ 12,147
4.5% 7/1/33 to 12/1/33	16,415	15,293
5% 12/1/16 to 7/1/18	18,457	18,495
5% 6/1/19 (g)	398	398
5% 6/1/34 (g)	10,000	9,600
5.5% 2/1/11 to 9/1/28	30,113	30,755
5.5% 6/1/34 (g)	28,993	28,685
6% 7/1/12 to 1/1/29	4,559	4,664
6.5% 4/1/11 to 9/1/32	17,614	18,351
6.5% 6/1/19 (g)	203	214
7% 12/1/23 to 4/1/29	323	341
7.5% 6/1/25 to 4/1/29	3,199	3,427
TOTAL FANNIE MAE		142,370
Government National Mortgage Association - 1.4%
6% 6/1/34 (g)	12,411	12,629
6.5% 10/15/27 to 11/15/32	2,793	2,910
7% 12/15/25 to 12/15/32	3,193	3,379
7.5% 2/15/23 to 12/15/28	3,878	4,178
8% 11/15/21 to 12/15/26	915	1,002
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		24,098
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $166,141)		166,468
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 1.6% 2/25/34 (h)	200	200
Class M2, 2.2% 2/25/34 (h)	225	225
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (h)	115	115
Class M2, 1.58% 4/25/34 (h)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.2% 1/25/32 (h)	235	236
Argent Securities, Inc. Series 2004-W5 Class M1, 1.7% 4/25/34 (h)	360	359
Capital One Master Trust Series 2001-4 Class B, 1.47% 4/16/07 (h)	1,300	1,300
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 1.9% 7/15/11 (h)	$ 585	$ 597
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	2,932	2,982
Class CTFS, 5.06% 2/15/08	173	176
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.44% 6/25/09 (h)	825	828
Series 2002-C1 Class C1, 2.17% 2/9/09 (h)	1,250	1,269
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (h)	475	475
Series 2004-3 Class M1, 1.6% 6/25/34 (h)	125	125
Series 2004-4:
Class A, 1.47% 8/25/34 (h)	469	468
Class M1, 1.58% 7/25/34 (h)	325	325
Class M2, 1.63% 6/25/34 (h)	400	400
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,225
Series 2003-4 Class B1, 1.43% 5/16/11 (h)	770	773
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (h)	25	25
Class M4, 2% 3/25/34 (h)	25	25
Class M6, 2.35% 3/25/34 (h)	25	25
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	720	724
Series 2001-C Class B, 5.54% 12/15/05	1,000	1,009
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.65% 1/25/34 (h)	425	425
Class M2, 2.25% 1/25/34 (h)	475	475
GSAMP Trust Series 2004-FM2 Class M1, 1.6% 1/25/34 (h)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 3.15% 3/25/33 (h)	175	178
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	901	902
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,055
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (h)	200	200
Class M2, 1.65% 7/25/34 (h)	25	25
Class M3, 2.05% 7/25/34 (h)	75	75
Class M4, 2.2% 7/25/34 (h)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3% 5/25/33 (h)	150	152
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC5 Class M2, 3.1% 4/25/33 (h)	$ 250	$ 256
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.15% 11/25/32 (h)	235	238
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	2,940	3,097
Series 2001-2 Class B, 1.39% 6/16/08 (h)	1,700	1,700
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.46% 2/25/34 (h)	202	202
TOTAL ASSET-BACKED SECURITIES (Cost $25,714)		26,266
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (h)	476	477
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	168	175
TOTAL PRIVATE SPONSOR		652
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,181	1,229
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-29:
Class ZE, 4.5% 1/25/32	73	72
Class ZM, 5.5% 5/25/34	105	105
Freddie Mac Multi-class participation certificates guaranteed target amortization class Series 2794 Class ZL, 6% 10/15/31	200	198
TOTAL U.S. GOVERNMENT AGENCY		1,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,282)		2,256
Commercial Mortgage Securities - 1.2%

Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (f)(h)	692	692
Class B, 3% 4/25/34 (f)(h)	99	99
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1: - continued
Class M1, 1.66% 4/25/34 (f)(h)	$ 99	$ 99
Class M2, 2.3% 4/25/34 (f)(h)	99	99
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.74% 8/1/24 (f)(h)	393	338
COMM:
floater:
Series 2002-FL7 Class D, 1.67% 11/15/14 (f)(h)	225	225
Series 2003-FL9 Class B, 1.6% 11/15/15 (f)(h)	440	440
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(g)(h)	1,570	75
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,136
Series 2004-C1 Class A3, 4.321% 1/15/37	475	457
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,527
Series 2004-C1 Class ASP, 1.0455% 1/15/37 (f)(h)(j)	7,685	347
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,985
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	355	381
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	709
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)	635	665
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,638
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	650
Class C, 4.13% 11/20/37 (f)	700	620
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	489
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,827
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,135)		21,307
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
5.5% 1/15/13	$ 500	$ 499
6.875% 4/28/09	1,000	1,098
7.125% 1/11/12	1,095	1,205
South African Republic 6.5% 6/2/14	440	439
State of Israel 4.625% 6/15/13	165	150
United Mexican States:
4.625% 10/8/08	885	878
6.375% 1/16/13	700	700
7.5% 4/8/33	1,300	1,258
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,011)		6,227
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)	600	578
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (h)	845	820
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (h)	1,340	1,382
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.32% 4/30/08 (h)	514	519
TOTAL FLOATING RATE LOANS (Cost $3,066)		3,299
Fixed-Income Funds - 1.3%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $22,000)	220,930	22,007
Money Market Funds - 9.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	163,363,026	$ 163,363
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	4,419,150	4,419
TOTAL MONEY MARKET FUNDS (Cost $167,782)		167,782
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,640,139)		1,778,839
NET OTHER ASSETS - (3.7)%		(64,242)
NET ASSETS - 100%		$ 1,714,597
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 600	$ (2)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	200	(1)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	400	(1)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	1,000	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	$ 500	$ (27)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	400	(21)
TOTAL CREDIT DEFAULT SWAP		3,100	(50)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	1,790	(38)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	2,770	(19)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	2,365	(13)
TOTAL INTEREST RATE SWAP		6,925	(70)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,500	$ (11)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	1,770	(9)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	655	(3)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	10,000	(92)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,500	10
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	1,500	10
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	1,500	(8)
TOTAL TOTAL RETURN SWAP		18,425	(103)
		$ 28,450	$ (223)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,042,000 or 3.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	6.2%
BBB	5.5%
BB	1.7%
B	3.9%
CCC,CC,C	1.6%
Not Rated	0.3%
Equities	57.2%
Short-Term Investments and Net Other Assets	6.4%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $589,135,000 and $590,521,000, respectively, of which long-term U.S. government and government agency obligations aggregated $364,559,000 and $378,434,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $3,299,000 or 0.2% of net assets.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $55,594,000 of which $45,616,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,294) (cost $1,640,139) - See accompanying schedule		$ 1,778,839
Cash		301
Receivable for investments sold		2,237
Receivable for swap agreements		12
Receivable for fund shares sold		1,423
Dividends receivable		1,768
Interest receivable		7,488
Prepaid expenses		5
Receivable from investment adviser for expense reductions		3
Other affiliated receivables		14
Other receivables		29
Total assets		1,792,119

Liabilities
Payable for investments purchased Regular delivery	$ 4,762
Delayed delivery	63,286
Payable for fund shares redeemed	2,957
Unrealized loss on swap agreements	223
Accrued management fee	603
Distribution fees payable	753
Other affiliated payables	487
Other payables and accrued expenses	32
Collateral on securities loaned, at value	4,419
Total liabilities		77,522

Net Assets		$ 1,714,597
Net Assets consist of:
Paid in capital		$ 1,607,023
Undistributed net investment income		8,049
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,477
Net Assets		$ 1,714,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,104 ÷ 8,502 shares)	$ 15.66

Maximum offering price per share (100/94.25 of $15.66)	$ 16.62
Class T: Net Asset Value and redemption price per share ($1,332,177 ÷ 84,735 shares)	$ 15.72

Maximum offering price per share (100/96.50 of $15.72)	$ 16.29
Class B: Net Asset Value and offering price per share ($128,139 ÷ 8,218 shares) A	$ 15.59

Class C: Net Asset Value and offering price per share ($82,882 ÷ 5,318.30 shares) A	$ 15.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,295 ÷ 2,422.70 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 8,105
Interest		19,021
Security lending		15
Total income		27,141

Expenses
Management fee	$ 3,740
Transfer agent fees	2,253
Distribution fees	4,665
Accounting and security lending fees	344
Non-interested trustees' compensation	6
Appreciation in deferred trustee compensation account	4
Custodian fees and expenses	28
Registration fees	61
Audit	34
Legal	3
Miscellaneous	14
Total expenses before reductions	11,152
Expense reductions	(49)	11,103
Net investment income (loss)		16,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	22,425
Foreign currency transactions	(8)
Swap agreements	(20)
Total net realized gain (loss)		22,397
Change in net unrealized appreciation (depreciation) on: Investment securities	3,672
Swap agreements	(191)
Total change in net unrealized appreciation (depreciation)		3,481
Net gain (loss)		25,878
Net increase (decrease) in net assets resulting from operations		$ 41,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,038	$ 33,918
Net realized gain (loss)	22,397	54,256
Change in net unrealized appreciation (depreciation)	3,481	95,493
Net increase (decrease) in net assets resulting from operations	41,916	183,667
Distributions to shareholders from net investment income	(17,490)	(34,025)
Share transactions - net increase (decrease)	(34,044)	(87,424)
Total increase (decrease) in net assets	(9,618)	62,218

Net Assets
Beginning of period	1,724,215	1,661,997
End of period (including undistributed net investment income of $8,049 and undistributed net investment income of $9,501, respectively)	$ 1,714,597	$ 1,724,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91
Income from Investment Operations
Net investment income (loss) E	.17	.34	.38	.43	.49	.50
Net realized and unrealized gain (loss)	.23	1.33	(1.30)	(.62)	(1.29)	.53
Total from investment operations	.40	1.67	(.92)	(.19)	(.80)	1.03
Distributions from net investment income	(.18)	(.34)	(.38)	(.49)	(.48)	(.52)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.18)	(.34)	(.38)	(.95)	(1.29)	(2.30)
Net asset value, end of period	$ 15.66	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64
Total Return B, C, D	2.58%	12.04%	(6.04)%	(1.18)%	(4.67)%	5.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.96%	.94%	.93%	.93%
Expenses net of voluntary waivers, if any	.97% A	.96%	.96%	.94%	.93%	.93%
Expenses net of all reductions	.96% A	.95%	.94%	.93%	.91%	.91%
Net investment income (loss)	2.13% A	2.33%	2.65%	2.77%	2.81%	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 131	$ 120	$ 105	$ 66	$ 59
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96
Income from Investment Operations
Net investment income (loss) E	.15	.30	.35	.39	.45	.46
Net realized and unrealized gain (loss)	.23	1.33	(1.31)	(.61)	(1.30)	.51
Total from investment operations	.38	1.63	(.96)	(.22)	(.85)	.97
Distributions from net investment income	(.16)	(.30)	(.34)	(.43)	(.43)	(.48)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.16)	(.30)	(.34)	(.89)	(1.24)	(2.26)
Net asset value, end of period	$ 15.72	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67
Total Return B, C, D	2.44%	11.68%	(6.27)%	(1.37)%	(4.94)%	5.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.22%	1.23%	1.20%	1.16%	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.22%	1.23%	1.20%	1.16%	1.16%
Expenses net of all reductions	1.23% A	1.21%	1.20%	1.19%	1.15%	1.14%
Net investment income (loss)	1.86% A	2.06%	2.38%	2.51%	2.57%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 1,332	$ 1,350	$ 1,319	$ 1,681	$ 2,021	$ 2,802
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86
Income from Investment Operations
Net investment income (loss) E	.10	.22	.26	.30	.35	.36
Net realized and unrealized gain (loss)	.23	1.32	(1.30)	(.60)	(1.29)	.50
Total from investment operations	.33	1.54	(1.04)	(.30)	(.94)	.86
Distributions from net investment income	(.12)	(.22)	(.26)	(.35)	(.32)	(.40)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.12)	(.22)	(.26)	(.81)	(1.13)	(2.18)
Net asset value, end of period	$ 15.59	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54
Total Return B, C, D	2.14%	11.08%	(6.83)%	(1.89)%	(5.45)%	4.71%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.79%	1.79%	1.75%	1.72%	1.69%
Expenses net of voluntary waivers, if any	1.80% A	1.79%	1.79%	1.75%	1.72%	1.69%
Expenses net of all reductions	1.80% A	1.78%	1.77%	1.74%	1.70%	1.68%
Net investment income (loss)	1.29% A	1.49%	1.82%	1.96%	2.01%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 128	$ 107	$ 121	$ 111	$ 124
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88
Income from Investment Operations
Net investment income (loss) E	.10	.22	.26	.31	.35	.36
Net realized and unrealized gain (loss)	.23	1.32	(1.30)	(.61)	(1.29)	.48
Total from investment operations	.33	1.54	(1.04)	(.30)	(.94)	.84
Distributions from net investment income	(.12)	(.22)	(.26)	(.36)	(.33)	(.39)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.12)	(.22)	(.26)	(.82)	(1.14)	(2.17)
Net asset value, end of period	$ 15.58	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55
Total Return B, C, D	2.14%	11.09%	(6.83)%	(1.89)%	(5.45)%	4.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.78%	1.78%	1.72%	1.69%	1.66%
Expenses net of voluntary waivers, if any	1.79% A	1.78%	1.78%	1.72%	1.69%	1.66%
Expenses net of all reductions	1.79% A	1.77%	1.76%	1.71%	1.68%	1.65%
Net investment income (loss)	1.30% A	1.51%	1.83%	1.98%	2.03%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 77	$ 61	$ 61	$ 54	$ 53
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03
Income from Investment Operations
Net investment income (loss) D	.19	.38	.43	.48	.57	.56
Net realized and unrealized gain (loss)	.23	1.34	(1.31)	(.63)	(1.32)	.53
Total from investment operations	.42	1.72	(.88)	(.15)	(.75)	1.09
Distributions from net investment income	(.20)	(.38)	(.42)	(.53)	(.52)	(.57)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.20)	(.38)	(.42)	(.99)	(1.33)	(2.35)
Net asset value, end of period	$ 15.81	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77
Total Return B, C	2.68%	12.31%	(5.73)%	(.92)%	(4.37)%	5.95%
Ratios to Average Net Assets E
Expenses before expense reductions	.73% A	.70%	.69%	.67%	.63%	.64%
Expenses net of voluntary waivers, if any	.73% A	.70%	.69%	.67%	.63%	.64%
Expenses net of all reductions	.73% A	.68%	.67%	.65%	.61%	.63%
Net investment income (loss)	2.36% A	2.59%	2.92%	3.04%	3.10%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 39	$ 55	$ 53	$ 46	$ 67
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 195,392
Unrealized depreciation	(51,212)
Net unrealized appreciation (depreciation)	$ 144,180
Cost for federal income tax purposes	$ 1,634,659

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Financing Transactions - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 168	$ -
Class T	.25%	.25%	3,426	20
Class B	.75%	.25%	661	496
Class C	.75%	.25%	410	78
			$ 4,665	$ 594

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	28
Class B*	153
Class C*	4
$ 223

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 158.23
Class T	1,692.25
Class B	227.34
Class C	127.31
Institutional Class	49.25
	$ 2,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,109 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80%	$ 16

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $31 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 1,524	$ 2,895
Class T	13,864	27,166
Class B	1,005	1,704
Class C	612	972
Institutional Class	485	1,288
Total	$ 17,490	$ 34,025

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,272	1,928	$ 20,119	$ 28,121
Reinvestment of distributions	94	197	1,488	2,828
Shares redeemed	(1,338)	(2,186)	(21,252)	(31,973)
Net increase (decrease)	28	(61)	$ 355	$ (1,024)
Class T
Shares sold	7,472	15,679	$ 118,932	$ 228,404
Reinvestment of distributions	826	1,789	13,158	25,742
Shares redeemed	(10,634)	(23,487)	(169,183)	(341,124)
Net increase (decrease)	(2,336)	(6,019)	$ (37,093)	$ (86,978)
Class B
Shares sold	820	2,252	$ 12,951	$ 32,774
Reinvestment of distributions	56	105	882	1,509
Shares redeemed	(964)	(1,650)	(15,220)	(23,649)
Net increase (decrease)	(88)	707	$ (1,387)	$ 10,634
Class C
Shares sold	861	1,947	$ 13,591	$ 28,500
Reinvestment of distributions	33	58	515	835
Shares redeemed	(586)	(1,332)	(9,243)	(19,049)
Net increase (decrease)	308	673	$ 4,863	$ 10,286
Institutional Class
Shares sold	224	597	$ 3,593	$ 8,776
Reinvestment of distributions	30	89	477	1,273
Shares redeemed	(305)	(2,052)	(4,852)	(30,391)
Net increase (decrease)	(51)	(1,366)	$ (782)	$ (20,342)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIG-USAN-0704
1.786777.101

Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	2.9
Verizon Communications, Inc.	4.2	3.8
Burlington Resources, Inc.	3.9	4.5
American International Group, Inc.	3.9	1.9
Charles Schwab Corp.	3.7	3.3
International Business Machines Corp.	3.6	1.7
Fannie Mae	3.1	2.0
Citigroup, Inc.	2.8	2.5
Goodrich Corp.	2.7	2.5
Dover Corp.	2.6	1.6
	35.4
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.9
Energy	12.4	9.0
Industrials	12.4	16.1
Consumer Discretionary	11.1	13.6
Telecommunication Services	6.9	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2004 **		As of November 30, 2003 **
	Stocks 97.0%		Stocks 97.1%
	Convertible Securities 0.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	4.2%	** Foreign investments	4.9%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp.	6,300	$ 123,732
Automobiles - 0.2%
Ford Motor Co.	300	4,455
Nissan Motor Co. Ltd. sponsored ADR	6,830	138,922
		143,377
Hotels, Restaurants & Leisure - 0.7%
Hilton Hotels Corp.	17,200	298,420
Marriott International, Inc. Class A	5,480	270,328
		568,748
Internet & Catalog Retail - 2.4%
InterActiveCorp (a)	60,190	1,881,539
Media - 6.3%
Belo Corp. Series A	12,600	370,692
Clear Channel Communications, Inc.	6,120	242,964
McGraw-Hill Companies, Inc.	2,460	191,683
News Corp. Ltd. ADR	47,440	1,747,215
Omnicom Group, Inc.	11,540	921,700
Radio One, Inc. Class D (non-vtg.) (a)	400	6,912
The DIRECTV Group, Inc. (a)	4,840	85,232
Viacom, Inc. Class B (non-vtg.)	24,780	914,134
Washington Post Co. Class B	470	446,853
		4,927,385
Multiline Retail - 0.9%
JCPenney Co., Inc.	18,820	673,380
Textiles Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc. (a)	6,600	158,268
Polo Ralph Lauren Corp. Class A	5,100	169,320
		327,588
TOTAL CONSUMER DISCRETIONARY		8,645,749
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
The Coca-Cola Co.	5,500	282,425
Food & Staples Retailing - 1.3%
Albertsons, Inc.	10,300	241,329
Safeway, Inc. (a)	35,600	803,136
		1,044,465
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)	18,540	$ 657,243
Smithfield Foods, Inc. (a)	2,070	60,009
		717,252
Household Products - 1.9%
Colgate-Palmolive Co.	14,060	804,232
Procter & Gamble Co.	6,630	714,847
		1,519,079
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	4,160	190,486
Gillette Co.	19,200	827,328
		1,017,814
Tobacco - 0.2%
Altria Group, Inc.	2,460	118,006
TOTAL CONSUMER STAPLES		4,699,041
ENERGY - 12.4%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	21,700	578,088
Smith International, Inc. (a)	1,654	82,584
Weatherford International Ltd. (a)	16,450	682,840
		1,343,512
Oil & Gas - 10.7%
Ashland, Inc.	2,640	124,476
BP PLC sponsored ADR	24,700	1,309,100
Burlington Resources, Inc.	46,100	3,085,934
Exxon Mobil Corp.	88,840	3,842,326
		8,361,836
TOTAL ENERGY		9,705,348
FINANCIALS - 27.6%
Capital Markets - 7.1%
Allied Capital Corp.	10,700	289,221
Bank of New York Co., Inc.	2,960	89,007
Charles Schwab Corp.	290,440	2,846,312
J.P. Morgan Chase & Co.	25,620	943,841
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	22,470	$ 1,202,370
Northern Trust Corp.	4,240	182,108
		5,552,859
Commercial Banks - 7.6%
Bank of America Corp.	23,320	1,938,592
Bank One Corp.	15,160	734,502
Fifth Third Bancorp	8,100	439,749
Texas Capital Bancshares, Inc.	400	6,128
Wachovia Corp.	21,079	995,140
Wells Fargo & Co.	31,280	1,839,264
		5,953,375
Consumer Finance - 1.1%
American Express Co.	5,690	288,483
SLM Corp.	14,580	558,851
		847,334
Diversified Financial Services - 2.8%
Citigroup, Inc.	47,980	2,227,711
Insurance - 4.9%
AFLAC, Inc.	6,650	269,990
American International Group, Inc.	41,420	3,036,086
Scottish Re Group Ltd.	3,220	70,840
St. Paul Travelers Companies, Inc.	7,320	290,458
The Chubb Corp.	2,750	185,268
		3,852,642
Real Estate - 0.9%
Capital Automotive (SBI)	2,940	80,850
Manufactured Home Communities, Inc.	19,020	590,571
		671,421
Thrifts & Mortgage Finance - 3.2%
Bank Mutual Corp.	4,700	48,998
Fannie Mae	35,980	2,435,846
		2,484,844
TOTAL FINANCIALS		21,590,186
HEALTH CARE - 6.3%
Biotechnology - 0.1%
Genentech, Inc. (a)	560	33,494
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	18,200	$ 871,780
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	1,040	70,418
McKesson Corp.	9,000	309,600
Tenet Healthcare Corp. (a)	25,200	300,384
UnitedHealth Group, Inc.	7,950	518,738
		1,199,140
Pharmaceuticals - 3.6%
Johnson & Johnson	2,800	155,988
Merck & Co., Inc.	10,850	513,205
Pfizer, Inc.	55,230	1,951,828
Wyeth	4,930	177,480
		2,798,501
TOTAL HEALTH CARE		4,902,915
INDUSTRIALS - 12.4%
Aerospace & Defense - 4.5%
Goodrich Corp.	76,650	2,148,500
Honeywell International, Inc.	24,760	834,412
Precision Castparts Corp.	11,270	528,450
		3,511,362
Commercial Services & Supplies - 0.7%
Princeton Review, Inc. (a)	8,920	63,600
R.R. Donnelley & Sons Co.	14,580	441,191
		504,791
Industrial Conglomerates - 1.4%
3M Co.	1,060	89,634
General Electric Co.	32,600	1,014,512
		1,104,146
Machinery - 4.0%
Caterpillar, Inc.	5,660	426,481
Deere & Co.	7,930	521,001
Dover Corp.	52,300	2,037,608
Pall Corp.	5,700	137,826
		3,122,916
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 1.8%
Landstar System, Inc. (a)	6,160	$ 299,499
Norfolk Southern Corp.	46,430	1,124,999
		1,424,498
TOTAL INDUSTRIALS		9,667,713
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.2%
QLogic Corp. (a)	3,400	104,380
Computers & Peripherals - 4.4%
Apple Computer, Inc. (a)	9,400	263,764
Diebold, Inc.	7,190	353,245
International Business Machines Corp.	32,080	2,841,967
		3,458,976
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	6,090	88,001
Software - 1.9%
Microsoft Corp.	48,650	1,281,928
Take-Two Interactive Software, Inc. (a)	7,600	226,252
		1,508,180
TOTAL INFORMATION TECHNOLOGY		5,159,537
MATERIALS - 6.1%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	19,470	972,916
Eastman Chemical Co.	40,150	1,860,551
FMC Corp. (a)	12,510	507,531
Lyondell Chemical Co.	13,800	227,976
Millennium Chemicals, Inc.	2,800	47,544
		3,616,518
Containers & Packaging - 0.6%
Smurfit-Stone Container Corp. (a)	25,900	470,344
Metals & Mining - 0.8%
Alcoa, Inc.	8,220	257,286
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
International Steel Group, Inc.	5,510	$ 164,529
Nucor Corp.	3,400	223,890
		645,705
TOTAL MATERIALS		4,732,567
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 6.9%
SBC Communications, Inc.	55,720	1,320,564
Sprint Corp. - FON Group	43,800	777,888
Verizon Communications, Inc.	95,690	3,308,960
		5,407,412
UTILITIES - 1.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	13,000	413,010
Entergy Corp.	15,830	864,476
		1,277,486
TOTAL COMMON STOCKS (Cost $72,073,979)		75,787,954
Convertible Preferred Stocks - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp. Series C, 6.25%	1,710	215,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $210,850)		215,780
Money Market Funds - 5.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b) (Cost $4,173,103)	4,173,103	$ 4,173,103
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $76,457,932)		80,176,837
NET OTHER ASSETS - (2.7)%		(2,074,077)
NET ASSETS - 100%		$ 78,102,760
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,140,449 and $58,419,622, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,080 for the period.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Semiannual Report

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,892,005) (cost $76,457,932) - See accompanying schedule		$ 80,176,837
Receivable for investments sold		1,081,790
Receivable for fund shares sold		99,169
Dividends receivable		120,654
Interest receivable		2,284
Prepaid expenses		164
Other receivables		16,560
Total assets		81,497,458

Liabilities
Payable for investments purchased	$ 1,021,707
Payable for fund shares redeemed	305,342
Accrued management fee	44,471
Distribution fees payable	42,564
Other affiliated payables	30,505
Other payables and accrued expenses	18,484
Collateral on securities loaned, at value	1,931,625
Total liabilities		3,394,698

Net Assets		$ 78,102,760
Net Assets consist of:
Paid in capital		$ 72,836,458
Accumulated net investment loss		(104,856)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,652,253
Net unrealized appreciation (depreciation) on investments		3,718,905
Net Assets		$ 78,102,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($10,005,875 ÷ 947,684 shares)	$ 10.56

Maximum offering price per share (100/94.25 of $10.56)	$ 11.20
Class T: Net Asset Value and redemption price per share ($36,502,464 ÷ 3,473,099 shares)	$ 10.51

Maximum offering price per share (100/96.50 of $10.51)	$ 10.89
Class B: Net Asset Value and offering price per share ($17,407,618 ÷ 1,672,585 shares) A	$ 10.41

Class C: Net Asset Value and offering price per share ($13,242,478 ÷ 1,273,116 shares) A	$ 10.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($944,325 ÷ 88,688 shares)	$ 10.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 678,356
Interest		20,510
Security lending		1,172
Total income		700,038

Expenses
Management fee	$ 220,574
Transfer agent fees	161,145
Distribution fees	251,860
Accounting and security lending fees	18,776
Non-interested trustees' compensation	174
Custodian fees and expenses	14,153
Registration fees	50,659
Audit	22,790
Legal	69
Miscellaneous	629
Total expenses before reductions	740,829
Expense reductions	(33,901)	706,928
Net investment income (loss)		(6,890)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,753,781
Foreign currency transactions	(407)
Total net realized gain (loss)		1,753,374
Change in net unrealized appreciation (depreciation) on investment securities		28,691
Net gain (loss)		1,782,065
Net increase (decrease) in net assets resulting from operations		$ 1,775,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,890)	$ 14,328
Net realized gain (loss)	1,753,374	5,637,772
Change in net unrealized appreciation (depreciation)	28,691	2,109,442
Net increase (decrease) in net assets resulting from operations	1,775,175	7,761,542
Distributions to shareholders from net investment income	(107,178)	-
Distributions to shareholders from net realized gain	(987,830)	-
Total distributions	(1,095,008)	-
Share transactions - net increase (decrease)	12,503,270	15,286,962
Total increase (decrease) in net assets	13,183,437	23,048,504

Net Assets
Beginning of period	64,919,323	41,870,819
End of period (including accumulated net investment loss of $104,856 and undistributed net investment income of $9,240, respectively)	$ 78,102,760	$ 64,919,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.04	.01	.01
Net realized and unrealized gain (loss)	.33	1.50	(.63)	(.51)
Total from investment operations	.35	1.54	(.62)	(.50)
Distributions from net investment income	(.05)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.21)	-	-	-
Net asset value, end of period	$ 10.56	$ 10.42	$ 8.88	$ 9.50
Total ReturnB,C,D	3.33%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.49%A	1.64%	2.00%	3.83%A
Expenses net of voluntary waivers, if any	1.49%A	1.53%	1.70%	1.75%A
Expenses net of all reductions	1.43%A	1.44%	1.62%	1.71%A
Net investment income (loss)	.40%A	.44%	.12%	.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,006	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.02	(.01)	-H
Net realized and unrealized gain (loss)	.32	1.49	(.63)	(.51)
Total from investment operations	.33	1.51	(.64)	(.51)
Distributions from net investment income	(.02)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.18)	-	-	-
Net asset value, end of period	$ 10.51	$ 10.36	$ 8.85	$ 9.49
Total ReturnB,C,D	3.15%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.77%A	1.94%	2.27%	4.06%A
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.92%	2.00%A
Expenses net of all reductions	1.69%A	1.68%	1.85%	1.97%A
Net investment income (loss)	.14%A	.20%	(.10)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,502	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.32	1.48	(.63)	(.51)
Total from investment operations	.30	1.46	(.68)	(.54)
Distributions from net realized gain	(.13)	-	-	-
Net asset value, end of period	$ 10.41	$ 10.24	$ 8.78	$ 9.46
Total ReturnB,C,D	2.89%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.32%A	2.44%	2.78%	4.67%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.19%A	2.15%	2.34%	2.47%A
Net investment income (loss)	(.36)%A	(.27)%	(.59)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,408	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.32	1.48	(.64)	(.51)
Total from investment operations	.30	1.46	(.69)	(.54)
Distributions from net realized gain	(.13)	-	-	-
Net asset value, end of period	$ 10.40	$ 10.23	$ 8.77	$ 9.46
Total ReturnB,C,D	2.90%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.27%A	2.37%	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.40%	2.50%A
Expenses net of all reductions	2.19%A	2.15%	2.32%	2.46%A
Net investment income (loss)	(.36)%A	(.26)%	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,242	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.06	.04	.03
Net realized and unrealized gain (loss)	.33	1.53	(.64)	(.52)
Total from investment operations	.37	1.59	(.60)	(.49)
Distributions from net investment income	(.06)	-	-	-
Distributions from net realized gain	(.16)	-	-	-
Total distributions	(.22)	-	-	-
Net asset value, end of period	$ 10.65	$ 10.50	$ 8.91	$ 9.51
Total ReturnB,C	3.49%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.20%A	1.25%	1.62%	3.44%A
Expenses net of voluntary waivers, if any	1.20%A	1.25%	1.40%	1.50%A
Expenses net of all reductions	1.14%A	1.15%	1.32%	1.46%A
Net investment income (loss)	.69%A	.69%	.42%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 944	$ 1,031	$ 402	$ 309
Portfolio turnover rate	157%A	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,605,017
Unrealized depreciation	(2,065,020)
Net unrealized appreciation (depreciation)	$ 3,539,997
Cost for federal income tax purposes	$ 76,636,840

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,279	$ -
Class T	.25%	.25%	89,272	68
Class B	.75%	.25%	85,709	64,282
Class C	.75%	.25%	64,600	13,789
			$ 251,860	$ 78,139

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,243
Class T	6,754
Class B*	12,333
Class C*	357
$ 33,687

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,672.38
Class T	74,656.42
Class B	39,383.46
Class C	26,583.41
Institutional Class	1,851.34
	$ 161,145

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,552 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class T	1.75%	$ 4,613
Class B	2.25%	5,723
Class C	2.25%	1,142
		$ 11,478

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $22,423 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 39,989	$ -
Class T	61,209	-
Institutional Class	5,980	-
Total	$ 107,178	$ -

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended May 31, 2004	Year ended November 30, 2003
From net realized gain
Class A	$ 130,135	$ -
Class T	495,864	-
Class B	194,680	-
Class C	151,108	-
Institutional Class	16,043	-
Total	$ 987,830	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	402,994	450,158	$ 4,347,929	$ 4,319,791
Reinvestment of distributions	14,010	-	150,438	-
Shares redeemed	(192,401)	(134,159)	(2,084,263)	(1,137,393)
Net increase (decrease)	224,603	315,999	$ 2,414,104	$ 3,182,398
Class T
Shares sold	1,033,956	1,622,350	$ 11,129,447	$ 15,089,239
Reinvestment of distributions	50,251	-	538,341	-
Shares redeemed	(537,378)	(842,345)	(5,772,571)	(7,502,227)
Net increase (decrease)	546,829	780,005	$ 5,895,217	$ 7,587,012
Class B
Shares sold	411,040	652,983	$ 4,394,426	$ 6,006,429
Reinvestment of distributions	16,217	-	173,062	-
Shares redeemed	(158,454)	(416,786)	(1,676,878)	(3,567,202)
Net increase (decrease)	268,803	236,197	$ 2,890,610	$ 2,439,227
Class C
Shares sold	302,033	587,389	$ 3,216,844	$ 5,395,531
Reinvestment of distributions	12,628	-	134,623	-
Shares redeemed	(181,546)	(429,344)	(1,944,548)	(3,857,267)
Net increase (decrease)	133,115	158,045	$ 1,406,919	$ 1,538,264
Institutional Class
Shares sold	12,328	205,402	$ 134,889	$ 1,788,785
Reinvestment of distributions	1,435	-	15,498	-
Shares redeemed	(23,205)	(152,421)	(253,967)	(1,248,724)
Net increase (decrease)	(9,442)	52,981	$ (103,580)	$ 540,061

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEV-USAN-0704
1.786787.101

Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	3.8	3.0
Omnicom Group, Inc.	3.7	3.6
Morgan Stanley	3.2	3.3
Gillette Co.	3.1	3.4
Wells Fargo & Co.	3.1	3.0
	16.9
Top Five Bond Issuers as of May 31, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.2	11.5
U.S. Treasury Obligations	4.2	3.4
Government National Mortgage Association	1.4	1.6
Freddie Mac	1.0	1.1
CS First Boston Mortgage Securities Corp.	0.3	0.3
	17.1
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	17.9
Consumer Discretionary	14.4	14.5
Consumer Staples	11.2	11.9
Telecommunication Services	6.3	6.7
Information Technology	4.6	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 57.2%		Stocks 55.2%
	Bonds 37.8%		Bonds 36.2%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	6.0%	** Foreign investments	4.2%
* Futures and Swaps	1.2%	** Futures and Swaps	0.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	110,900	4,725
Household Durables - 0.1%
Garmin Ltd.	41,598	1,444
Media - 9.6%
E.W. Scripps Co. Class A	212,270	22,577
EchoStar Communications Corp. Class A (a)	2,007,319	64,546
News Corp. Ltd. ADR	334,600	12,323
Omnicom Group, Inc.	787,150	62,870
Pegasus Communications Corp. Class A (a)	153,360	2,487
		164,803
Multiline Retail - 1.6%
Barneys, Inc. warrants 4/1/08 (a)	460	14
Dollar Tree Stores, Inc. (a)	114,400	3,192
Kohl's Corp. (a)	525,300	24,983
		28,189
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	29
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	152,400	5,227
TOTAL CONSUMER DISCRETIONARY		204,417
CONSUMER STAPLES - 10.6%
Beverages - 0.7%
The Coca-Cola Co.	226,300	11,621
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	296,800	11,213
Wal-Mart Stores, Inc.	694,500	38,704
Walgreen Co.	348,400	12,197
		62,114
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	332,000	11,769
Household Products - 1.8%
Colgate-Palmolive Co.	222,400	12,721
Kimberly-Clark Corp.	290,300	19,131
		31,852
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 3.1%
Gillette Co.	1,230,000	$ 53,001
Tobacco - 0.7%
Altria Group, Inc.	245,720	11,787
TOTAL CONSUMER STAPLES		182,144
ENERGY - 3.1%
Oil & Gas - 3.1%
BP PLC sponsored ADR	334,400	17,723
Exxon Mobil Corp.	815,268	35,260
		52,983
FINANCIALS - 13.4%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	269,700	25,328
Merrill Lynch & Co., Inc.	671,400	38,136
Morgan Stanley	1,029,900	55,110
		118,574
Commercial Banks - 3.1%
Wells Fargo & Co.	893,900	52,561
Consumer Finance - 0.5%
American Express Co.	186,600	9,461
Insurance - 2.9%
Allstate Corp.	227,400	10,001
American International Group, Inc.	342,725	25,122
PartnerRe Ltd.	92,300	5,158
St. Paul Travelers Companies, Inc.	218,198	8,658
		48,939
TOTAL FINANCIALS		229,535
HEALTH CARE - 2.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	154,700	8,462
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	102,800	8,066
Medtronic, Inc.	70,300	3,367
		11,433
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.5%
Allergan, Inc.	81,400	$ 7,236
Barr Pharmaceuticals, Inc. (a)	58,800	2,565
Pfizer, Inc.	465,750	16,460
		26,261
TOTAL HEALTH CARE		46,156
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	95,500	4,731
Northrop Grumman Corp.	68,700	7,085
		11,816
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	535,400	5,723
Northwest Airlines Corp. (a)	279,700	2,828
Southwest Airlines Co.	148,400	2,302
		10,853
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	76,400	4,511
Industrial Conglomerates - 1.1%
General Electric Co.	607,100	18,893
Road & Rail - 0.3%
Union Pacific Corp.	100,600	5,867
TOTAL INDUSTRIALS		51,940
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	878,600	19,461
Foundry Networks, Inc. (a)	300	4
		19,465
Computers & Peripherals - 0.4%
Diebold, Inc.	130,700	6,421
IT Services - 0.4%
Paychex, Inc.	196,581	7,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Microsoft Corp.	1,367,300	$ 36,028
TOTAL INFORMATION TECHNOLOGY		69,288
MATERIALS - 3.0%
Containers & Packaging - 1.7%
Packaging Corp. of America	131,800	3,097
Smurfit-Stone Container Corp. (a)	1,393,413	25,304
		28,401
Paper & Forest Products - 1.3%
International Paper Co.	545,200	22,860
TOTAL MATERIALS		51,261
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	1,982,800	49,491
SBC Communications, Inc.	641,184	15,196
Verizon Communications, Inc.	537,600	18,590
		83,277
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	180,000	9,830
TOTAL COMMON STOCKS (Cost $851,501)		980,831
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	350
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	430	$ 39
TOTAL PREFERRED STOCKS (Cost $287)		389
Corporate Bonds - 15.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 6% 6/1/11	$ 472	491
Nonconvertible Bonds - 15.1%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	750	811
Dana Corp.:
9% 8/15/11	240	272
10.125% 3/15/10	600	678
Stoneridge, Inc. 11.5% 5/1/12	20	23
Visteon Corp.:
7% 3/10/14	775	738
8.25% 8/1/10	225	237
		2,759
Automobiles - 0.2%
Case New Holland, Inc. 9.25% 8/1/11 (f)	320	338
General Motors Corp.:
7.2% 1/15/11	1,000	1,039
8.25% 7/15/23	570	589
8.375% 7/15/33	695	723
		2,689
Hotels, Restaurants & Leisure - 0.5%
Argosy Gaming Co. 7% 1/15/14 (f)	190	183
Florida Panthers Holdings, Inc. 9.875% 4/15/09	725	761
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	265	262
Gaylord Entertainment Co. 8% 11/15/13 (f)	160	160
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Herbst Gaming, Inc. 10.75% 9/1/08	$ 140	$ 161
Horseshoe Gaming LLC 8.625% 5/15/09	814	849
Mandalay Resort Group 6.5% 7/31/09	600	600
MGM MIRAGE:
5.875% 2/27/14 (f)	460	420
8.5% 9/15/10	385	424
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	122
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	590	575
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	110	114
Six Flags, Inc.:
8.875% 2/1/10	130	128
9.625% 6/1/14 (f)	860	849
9.75% 4/15/13	75	75
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	662
Station Casinos, Inc. 6% 4/1/12	280	267
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	700	749
Vail Resorts, Inc. 6.75% 2/15/14 (f)	190	175
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	150	160
Wheeling Island Gaming, Inc. 10.125% 12/15/09	300	315
		8,011
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	240	257
WCI Communities, Inc. 7.875% 10/1/13	200	199
		456
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	535	621
True Temper Sports, Inc. 8.375% 9/15/11 (f)	230	230
		851
Media - 1.5%
Advanstar Communications, Inc. 10.75% 8/15/10	200	219
AMC Entertainment, Inc.:
9.5% 2/1/11	219	226
9.875% 2/1/12	420	442
American Media Operations, Inc. 10.25% 5/1/09	620	645
AOL Time Warner, Inc. 7.625% 4/15/31	1,000	1,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	$ 1,500	$ 1,731
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	450	459
8% 4/15/12 (f)	810	802
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	360
Clear Channel Communications, Inc. 7.65% 9/15/10	1,250	1,414
Comcast Corp. 7.05% 3/15/33	845	879
Corus Entertainment, Inc. 8.75% 3/1/12	780	831
Cox Communications, Inc. 7.125% 10/1/12	980	1,072
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,614
7.625% 7/15/18	270	254
7.875% 2/15/18	75	71
EchoStar DBS Corp.:
9.125% 1/15/09	549	601
10.375% 10/1/07	670	717
Houghton Mifflin Co. 9.875% 2/1/13	365	374
LBI Media Holdings, Inc. 0% 10/15/13 (d)	493	348
LBI Media, Inc. 10.125% 7/15/12	365	409
Liberty Media Corp. 8.25% 2/1/30	1,250	1,422
News America Holdings, Inc. 7.375% 10/17/08	1,850	2,043
Nextmedia Operating, Inc. 10.75% 7/1/11	370	413
PEI Holdings, Inc. 11% 3/15/10	435	505
PRIMEDIA, Inc. 7.625% 4/1/08	1,275	1,265
Radio One, Inc. 8.875% 7/1/11	1,215	1,312
Telewest PLC:
11% 10/1/07 (c)	1,431	816
yankee 9.625% 10/1/06 (c)	1,172	645
Time Warner, Inc. 6.625% 5/15/29	655	637
Videotron LTEE 6.875% 1/15/14	140	138
Vivendi Universal SA:
6.25% 7/15/08	290	303
9.25% 4/15/10	980	1,152
Yell Finance BV 10.75% 8/1/11	547	617
		25,816
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	$ 460	$ 476
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	675	631
9% 6/15/12	120	119
Boise Cascade Corp. 6.5% 11/1/10	190	192
CSK Automotive, Inc. 7% 1/15/14 (f)	90	86
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	120	123
Hollywood Entertainment Corp. 9.625% 3/15/11	180	204
Sonic Automotive, Inc. 8.625% 8/15/13	360	360
		1,715
TOTAL CONSUMER DISCRETIONARY		42,773
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (f)	1,220	1,219
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	1,445	1,574
NeighborCare, Inc. 6.875% 11/15/13 (f)	400	402
Rite Aid Corp. 6.875% 8/15/13	230	202
Safeway, Inc. 6.5% 3/1/11	955	1,012
		3,190
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	70	76
Chiquita Brands International, Inc. 10.56% 3/15/09	375	408
Corn Products International, Inc.:
8.25% 7/15/07	755	827
8.45% 8/15/09	110	123
Dean Foods Co.:
6.9% 10/15/17	545	529
8.15% 8/1/07	325	348
Doane Pet Care Co. 10.75% 3/1/10	470	491
Hines Nurseries, Inc. 10.25% 10/1/11	100	108
Michael Foods, Inc. 8% 11/15/13 (f)	100	102
Reddy Ice Group, Inc. 8.875% 8/1/11	70	73
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	130	143
		3,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	$ 230	$ 170
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	905	905
Philip Morris Companies, Inc. 7.75% 1/15/27	1,500	1,490
		2,395
TOTAL CONSUMER STAPLES		10,202
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	100	110
9.625% 12/1/07	370	403
Hanover Compressor Co.:
8.625% 12/15/10	110	113
9% 6/1/14	190	194
Key Energy Services, Inc. 8.375% 3/1/08	190	200
Kinder Morgan, Inc. 6.5% 9/1/12	640	675
Seabulk International, Inc. 9.5% 8/15/13	345	354
SESI LLC 8.875% 5/15/11	40	43
		2,092
Oil & Gas - 0.9%
Amerada Hess Corp.:
6.65% 8/15/11	135	143
7.125% 3/15/33	355	353
7.375% 10/1/09	310	338
Chesapeake Energy Corp.:
6.875% 1/15/16	554	533
7.5% 6/15/14 (f)	220	224
El Paso Corp.:
7% 5/15/11	1,120	948
7.875% 6/15/12	485	421
El Paso Energy Corp.:
6.95% 12/15/07	325	306
7.375% 12/15/12	256	215
EXCO Resources, Inc. 7.25% 1/15/11 (f)	130	129
Forest Oil Corp. 8% 12/15/11	370	390
General Maritime Corp. 10% 3/15/13	555	608
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	$ 94	$ 114
KCS Energy, Inc. 7.125% 4/1/12 (f)	190	185
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	720	770
Range Resources Corp. 7.375% 7/15/13	420	412
Teekay Shipping Corp. 8.875% 7/15/11	1,365	1,502
The Coastal Corp.:
6.375% 2/1/09	185	156
6.5% 5/15/06	195	187
6.5% 6/1/08	1,115	963
7.5% 8/15/06	1,230	1,190
7.625% 9/1/08	310	276
7.75% 6/15/10	770	676
Vintage Petroleum, Inc. 8.25% 5/1/12	405	443
Williams Companies, Inc.:
6.625% 11/15/04	520	530
7.125% 9/1/11	2,000	2,020
7.5% 1/15/31	110	97
7.625% 7/15/19	385	362
8.625% 6/1/10	480	520
		15,011
TOTAL ENERGY		17,103
FINANCIALS - 5.2%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	270	280
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	1,605	1,723
Equinox Holdings Ltd. 9% 12/15/09 (f)	60	60
Goldman Sachs Group, Inc.:
4.125% 1/15/08	2,500	2,505
6.6% 1/15/12	2,345	2,521
J.P. Morgan Chase & Co. 4.875% 3/15/14	835	783
Merrill Lynch & Co., Inc. 4.125% 1/15/09	1,800	1,773
Morgan Stanley:
3.875% 1/15/09	2,500	2,432
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.75% 4/1/14	$ 500	$ 460
6.6% 4/1/12	900	966
		13,503
Commercial Banks - 0.5%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,065
7.4% 1/15/11	1,000	1,131
Bank One NA, Chicago 3.7% 1/15/08	1,335	1,327
Chase Manhattan Corp. 6.375% 4/1/08	560	606
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	260	251
5.25% 2/10/14 (f)	975	937
Korea Development Bank 3.875% 3/2/09	1,000	960
PNC Funding Corp. 5.75% 8/1/06	1,150	1,214
Wachovia Corp. 4.875% 2/15/14	665	633
		8,124
Consumer Finance - 0.6%
American General Finance Corp. 2.75% 6/15/08	295	278
Capital One Bank 4.875% 5/15/08	730	741
Ford Motor Credit Co.:
7.375% 10/28/09	1,490	1,583
7.875% 6/15/10	1,500	1,621
General Motors Acceptance Corp.:
6.875% 9/15/11	1,100	1,121
7.75% 1/19/10	1,100	1,189
Household Finance Corp.:
6.375% 10/15/11	1,080	1,156
6.375% 11/27/12	500	529
7% 5/15/12	170	187
Household International, Inc. 8.875% 2/15/08	850	932
MBNA Corp.:
6.25% 1/17/07	770	818
7.5% 3/15/12	725	819
		10,974
Diversified Financial Services - 2.7%
Ahold Finance USA, Inc. 8.25% 7/15/10	870	898
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Alliance Capital Management LP 5.625% 8/15/06	$ 1,020	$ 1,072
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	314
6.977% 11/23/22	46	39
7.377% 5/23/19	471	325
7.379% 5/23/16	296	204
7.8% 4/1/08	150	135
8.608% 10/1/12	405	373
10.18% 1/2/13	185	133
Arch Western Finance LLC 6.75% 7/1/13 (f)	555	558
Bellsouth Capital Funding Corp. 7.875% 2/15/30	580	673
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	380	407
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	435	418
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	620	412
8.625% 4/1/09	1,220	994
9.625% 11/15/09	150	124
10% 4/1/09	160	137
10.25% 1/15/10	700	593
Citigroup, Inc. 7.25% 10/1/10	1,900	2,135
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	40	33
6.748% 9/15/18	35	28
6.795% 2/2/20	275	222
6.8% 7/2/07	21	17
6.9% 7/2/18	660	515
7.373% 12/15/15	622	510
7.568% 12/1/06	205	160
7.73% 9/15/12	84	65
8.312% 10/2/12	338	260
8.321% 11/1/06	25	23
8.388% 5/1/22	136	109
8.499% 11/1/12	165	137
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	312
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 65	$ 42
7.57% 11/18/10	380	358
7.711% 9/18/11	75	49
7.779% 11/18/05	360	238
7.779% 1/2/12	413	244
7.92% 5/18/12	1,180	772
10.06% 1/2/16	130	68
Deutsche Telekom International Finance BV:
5.25% 7/22/13	530	517
8.75% 6/15/30	2,000	2,437
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	190	207
9.875% 8/15/13 (f)	220	242
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	388	423
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	390
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	390
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	40	41
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	605
Goldman Sachs Capital I 6.345% 2/15/34	1,315	1,236
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(h)	320	330
11% 7/15/10 (f)	250	276
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	280	276
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	510	489
7.45% 11/24/33 (f)	300	281
Inmarsat Finance PLC 7.625% 6/30/12 (f)	310	306
Ispat Inland ULC 9.75% 4/1/14 (f)	510	520
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	370	363
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	355	312
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	715	688
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 495	$ 530
Nexstar Finance, Inc. 7% 1/15/14 (f)	250	239
NiSource Finance Corp. 7.875% 11/15/10	2,000	2,293
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	154	136
7.248% 7/2/14	229	162
7.626% 4/1/10	420	332
7.691% 4/1/17	27	21
7.95% 9/1/16	27	21
8.304% 9/1/10	172	139
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,070
7.875% 2/1/09 (h)	1,200	1,317
Petronas Capital Ltd. 7% 5/22/12 (f)	2,295	2,503
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(h)	790	762
Ship Finance International Ltd. 8.5% 12/15/13 (f)	1,920	1,824
Sprint Capital Corp. 6.875% 11/15/28	1,850	1,792
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	120	116
Telecom Italia Capital 5.25% 11/15/13 (f)	1,300	1,257
Tyco International Group SA yankee 6.75% 2/15/11	2,500	2,686
UGS Corp. 10% 6/1/12 (f)	370	389
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	990	1,134
Verizon Global Funding Corp.:
7.25% 12/1/10	1,480	1,653
7.75% 12/1/30	600	675
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	110	114
		46,600
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	490	528
Real Estate - 0.4%
Boston Properties, Inc. 6.25% 1/15/13	750	783
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,584
EOP Operating LP 7% 7/15/11	1,250	1,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
ERP Operating LP 7.1% 6/23/04	$ 1,500	$ 1,505
Senior Housing Properties Trust 8.625% 1/15/12	770	830
		6,062
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	1,245	1,159
Independence Community Bank Corp. 3.75% 4/1/14 (h)	340	323
Washington Mutual, Inc.:
4.375% 1/15/08	530	536
4.625% 4/1/14	1,635	1,488
		3,506
TOTAL FINANCIALS		89,297
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	1,160	1,177
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
Concentra Operating Corp. 9.125% 6/1/12 (f)(g)	70	71
Fountain View, Inc. 9.25% 8/19/08 (e)	740	736
Genesis HealthCare Corp. 8% 10/15/13 (f)	90	92
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	200	197
National Nephrology Associates, Inc. 9% 11/1/11 (f)	120	137
Psychiatric Solutions, Inc. 10.625% 6/15/13	235	267
Quintiles Transnational Corp. 10% 10/1/13	80	78
Tenet Healthcare Corp.:
6.375% 12/1/11	420	357
7.375% 2/1/13	770	678
		3,930
Pharmaceuticals - 0.0%
Leiner Health Products, Inc. 11% 6/1/12 (f)	100	103
TOTAL HEALTH CARE		4,033
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08	165	156
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
8.875% 5/1/11	$ 640	$ 605
9.5% 11/1/08	775	756
Bombardier, Inc. 6.3% 5/1/14 (f)	480	429
Raytheon Co. 8.3% 3/1/10	2,000	2,340
Transdigm, Inc. 8.375% 7/15/11	180	182
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	345	321
		4,789
Airlines - 0.3%
Continental Airlines, Inc. 8% 12/15/05	4,320	3,802
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	50	38
7.9% 12/15/09	30	15
8.3% 12/15/29	745	298
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	894
10.5% 4/1/09	389	257
NWA Trust 10.23% 6/21/14	135	116
		5,420
Building Products - 0.0%
Erico International Corp. 8.875% 3/1/12 (f)	190	192
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	370	379
		571
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	190	177
7.625% 1/1/06	990	1,035
8.5% 12/1/08	250	271
American Color Graphics, Inc. 10% 6/15/10	205	178
Mail-Well I Corp. 7.875% 12/1/13 (f)	115	106
		1,767
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	130	111
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	110	116
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	110	120
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 9.5% 12/1/10 (h)	$ 170	$ 193
Invensys PLC 9.875% 3/15/11 (f)	450	446
Terex Corp. 7.375% 1/15/14	400	388
		1,147
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	160	156
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,082
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	723
11.75% 6/15/09	775	756
		2,637
TOTAL INDUSTRIALS		16,714
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Corning, Inc. 6.2% 3/15/16	180	166
L-3 Communications Corp. 6.125% 1/15/14 (f)	310	289
Marconi Corp. PLC 8% 4/30/08 (f)	215	231
Motorola, Inc. 6.5% 11/15/28	2,250	2,155
Nortel Networks Corp. 6.125% 2/15/06	680	665
		3,506
Electronic Equipment & Instruments - 0.0%
Communications & Power Industries, Inc. 8% 2/1/12	100	100
Flextronics International Ltd. 6.5% 5/15/13	105	101
Sanmina-SCI Corp. 10.375% 1/15/10	75	86
		287
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	345	222
8% 11/15/13 (f)	610	576
Iron Mountain, Inc. 6.625% 1/1/16	390	355
		1,153
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.:
7.125% 6/15/10	$ 1,665	$ 1,640
7.625% 6/15/13	570	561
		2,201
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	188	219
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	295	280
7.75% 5/15/13	180	174
9.25% 2/15/08	55	58
10.5% 5/1/09	15	16
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	208	246
Semiconductor Note Partners Trust 0% 8/4/11 (f)	480	691
Viasystems, Inc. 10.5% 1/15/11 (f)	455	475
		2,159
TOTAL INFORMATION TECHNOLOGY		9,306
MATERIALS - 0.9%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	190	195
Berry Plastics Corp. 10.75% 7/15/12	270	297
Compass Minerals Group, Inc. 10% 8/15/11	550	611
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	586
Geon Co. 6.875% 12/15/05	60	61
Huntsman ICI Holdings LLC 0% 12/31/09	130	62
Koppers, Inc. 9.875% 10/15/13 (f)	120	129
Lyondell Chemical Co.:
9.625% 5/1/07	120	124
9.875% 5/1/07	380	395
Nalco Co. 7.75% 11/15/11 (f)	230	240
PolyOne Corp.:
8.875% 5/1/12	265	258
10.625% 5/15/10	205	209
The Scotts Co. 6.625% 11/15/13 (f)	230	230
		3,397
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	$ 230	$ 229
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	925	601
BWAY Corp. 10% 10/15/10	150	158
Crown Cork & Seal, Inc. 8% 4/15/23	200	172
Crown European Holdings SA 10.875% 3/1/13	265	298
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	241
8.25% 5/15/13	410	406
8.75% 11/15/12	340	357
8.875% 2/15/09	975	1,004
Owens-Illinois, Inc.:
7.15% 5/15/05	210	216
7.35% 5/15/08	130	125
7.5% 5/15/10	110	102
7.8% 5/15/18	50	42
8.1% 5/15/07	250	250
Sealed Air Corp.:
5.625% 7/15/13 (f)	170	167
6.875% 7/15/33 (f)	355	357
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	290	278
		4,774
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14 (f)	245	225
Compass Minerals International, Inc. 0% 12/15/12 (d)	615	486
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	840	725
International Steel Group, Inc. 6.5% 4/15/14 (f)	625	581
Massey Energy Co. 6.625% 11/15/10	210	208
Steel Dynamics, Inc. 9.5% 3/15/09	75	82
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	300	303
		2,610
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. 8.5% 10/1/13	205	210
Georgia-Pacific Corp.:
8% 1/15/24 (f)	390	378
9.5% 12/1/11	785	903
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.:
4.25% 1/15/09	$ 185	$ 182
5.5% 1/15/14	470	459
Norske Skog Canada Ltd.:
7.375% 3/1/14 (f)	160	156
8.625% 6/15/11	330	348
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	150	153
Solo Cup Co. 8.5% 2/15/14 (f)	160	160
Stone Container Corp.:
8.375% 7/1/12	360	367
9.75% 2/1/11	420	456
Weyerhaeuser Co. 6.75% 3/15/12	625	675
		4,447
TOTAL MATERIALS		15,457
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC 8.875% 12/15/30	1,250	1,549
Citizens Communications Co. 9.25% 5/15/11	125	129
France Telecom SA:
8.75% 3/1/11	610	707
9.5% 3/1/31	1,200	1,509
Koninklijke KPN NV yankee 8% 10/1/10	450	521
MCI, Inc. 5.908% 5/1/07	69	67
NTL Cable PLC 8.75% 4/15/14 (f)	535	551
Primus Telecom Holding, Inc. 8% 1/15/14 (f)	270	244
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	75	70
7.5% 2/15/14 (f)	545	496
Qwest Corp. 9.125% 3/15/12 (f)	365	387
Qwest Services Corp. 13.5% 12/15/10 (f)	2,945	3,394
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,100	1,164
Telefonica Europe BV 7.75% 9/15/10	1,200	1,375
Triton PCS, Inc.:
8.75% 11/15/11	315	277
9.375% 2/1/11	75	68
		12,508
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV:
4.125% 3/1/09 (f)	$ 500	$ 471
5.5% 3/1/14 (f)	450	416
American Tower Corp.:
7.5% 5/1/12 (f)	155	150
9.375% 2/1/09	565	606
AT&T Wireless Services, Inc.:
7.875% 3/1/11	255	290
8.75% 3/1/31	845	1,030
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	380	350
Crown Castle International Corp.:
7.5% 12/1/13	720	697
9.375% 8/1/11	390	422
10.75% 8/1/11	320	358
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	780	859
Millicom International Cellular SA 10% 12/1/13 (f)	400	410
Nextel Communications, Inc.:
9.375% 11/15/09	1,095	1,172
9.5% 2/1/11	810	903
Nextel Partners, Inc. 8.125% 7/1/11	130	132
Rogers Wireless, Inc.:
6.375% 3/1/14 (f)	795	741
9.625% 5/1/11	390	441
Western Wireless Corp. 9.25% 7/15/13	480	494
		9,942
TOTAL TELECOMMUNICATION SERVICES		22,450
UTILITIES - 1.8%
Electric Utilities - 1.0%
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (f)	155	148
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	410	399
CMS Energy Corp.:
7.5% 1/15/09	430	427
7.625% 11/15/04	930	943
7.75% 8/1/10 (f)	465	462
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.5% 4/15/11	$ 500	$ 505
8.9% 7/15/08	1,095	1,146
9.875% 10/15/07	1,030	1,111
Detroit Edison Co. 6.125% 10/1/10	1,155	1,235
Duke Capital Corp.:
4.37% 3/1/09	100	97
6.75% 2/15/32	570	547
Edison International 6.875% 9/15/04	434	439
Exelon Corp. 6.75% 5/1/11	1,000	1,087
FirstEnergy Corp. 6.45% 11/15/11	565	587
Illinois Power Co.:
7.5% 6/15/09	1,275	1,391
11.5% 12/15/10	520	611
Nevada Power Co. 10.875% 10/15/09	110	125
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	739
Pacific Gas & Electric Co.:
3.6% 3/1/09	150	144
4.8% 3/1/14	235	222
6.05% 3/1/34	845	792
PG&E Corp. 6.875% 7/15/08 (f)	255	268
Progress Energy, Inc.:
6.85% 4/15/12	625	676
7.1% 3/1/11	725	795
Public Service Co. of Colorado 7.875% 10/1/12	715	842
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	120	113
Southern California Edison Co.:
5% 1/15/14	405	393
7.625% 1/15/10	480	542
TECO Energy, Inc. 6.125% 5/1/07	290	290
		17,076
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	180	196
Consolidated Natural Gas Co. 6.85% 4/15/11	585	641
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	290	303
Northwest Pipeline Corp.:
6.625% 12/1/07	180	187
8.125% 3/1/10	170	183
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.75% 10/1/07	$ 115	$ 107
7.625% 7/15/11	80	69
Southern Natural Gas Co. 8.875% 3/15/10	220	239
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,669
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240	241
6.25% 1/15/08	485	495
		4,330
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 6/15/08	19	19
8.75% 5/15/13 (f)	670	708
8.875% 2/15/11	187	189
9% 5/15/15 (f)	510	540
9.375% 9/15/10	468	486
9.5% 6/1/09	1,117	1,160
Calpine Corp.:
6.89% 7/15/07 (f)(h)	630	562
8.5% 7/15/10 (f)	90	75
Calpine Generating Co. LLC 7% 4/1/10 (f)(h)	180	173
Constellation Energy Group, Inc. 7% 4/1/12	2,000	2,181
Dominion Resources, Inc. 6.25% 6/30/12	1,725	1,802
NRG Energy, Inc. 8% 12/15/13 (f)	825	817
Reliant Energy, Inc. 9.25% 7/15/10	400	420
Western Resources, Inc. 7.125% 8/1/09	120	128
		9,260
TOTAL UTILITIES		30,666
TOTAL NONCONVERTIBLE BONDS		258,001
TOTAL CORPORATE BONDS (Cost $249,754)		258,492
U.S. Government and Government Agency Obligations - 7.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.25% 2/15/09	$ 2,379	$ 2,282
5.25% 8/1/12	2,000	1,984
5.5% 3/15/11	3,965	4,134
6.25% 2/1/11	6,715	7,176
6.625% 11/15/10	14,500	16,049
Freddie Mac:
2.875% 9/15/05	1,470	1,482
3.625% 9/15/08	1,839	1,810
4% 6/12/13	2,342	2,127
5.75% 1/15/12	2,360	2,478
5.875% 3/21/11	5,505	5,764
6.625% 9/15/09	2,160	2,389
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	28	29
Series 1993-D, 5.23% 5/15/05	92	93
Series 1994-A, 7.12% 4/15/06	191	200
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	144	152
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,826	3,110
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,259
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
6.25% 5/15/30	11,980	13,339
8% 11/15/21	6,700	8,741
U.S. Treasury Notes:
1.625% 2/28/06	17,615	17,384
3.125% 5/15/07	12,080	12,095
7% 7/15/06	19,000	20,697
TOTAL U.S. TREASURY OBLIGATIONS		72,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,466)		123,515
U.S. Government Agency - Mortgage Securities - 9.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 8.3%
4.5% 6/1/19 (g)	$ 12,450	$ 12,147
4.5% 7/1/33 to 12/1/33	16,415	15,293
5% 12/1/16 to 7/1/18	18,457	18,495
5% 6/1/19 (g)	398	398
5% 6/1/34 (g)	10,000	9,600
5.5% 2/1/11 to 9/1/28	30,113	30,755
5.5% 6/1/34 (g)	28,993	28,685
6% 7/1/12 to 1/1/29	4,559	4,664
6.5% 4/1/11 to 9/1/32	17,614	18,351
6.5% 6/1/19 (g)	203	214
7% 12/1/23 to 4/1/29	323	341
7.5% 6/1/25 to 4/1/29	3,199	3,427
TOTAL FANNIE MAE		142,370
Government National Mortgage Association - 1.4%
6% 6/1/34 (g)	12,411	12,629
6.5% 10/15/27 to 11/15/32	2,793	2,910
7% 12/15/25 to 12/15/32	3,193	3,379
7.5% 2/15/23 to 12/15/28	3,878	4,178
8% 11/15/21 to 12/15/26	915	1,002
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		24,098
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $166,141)		166,468
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 1.6% 2/25/34 (h)	200	200
Class M2, 2.2% 2/25/34 (h)	225	225
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (h)	115	115
Class M2, 1.58% 4/25/34 (h)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.2% 1/25/32 (h)	235	236
Argent Securities, Inc. Series 2004-W5 Class M1, 1.7% 4/25/34 (h)	360	359
Capital One Master Trust Series 2001-4 Class B, 1.47% 4/16/07 (h)	1,300	1,300
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 1.9% 7/15/11 (h)	$ 585	$ 597
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	2,932	2,982
Class CTFS, 5.06% 2/15/08	173	176
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.44% 6/25/09 (h)	825	828
Series 2002-C1 Class C1, 2.17% 2/9/09 (h)	1,250	1,269
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (h)	475	475
Series 2004-3 Class M1, 1.6% 6/25/34 (h)	125	125
Series 2004-4:
Class A, 1.47% 8/25/34 (h)	469	468
Class M1, 1.58% 7/25/34 (h)	325	325
Class M2, 1.63% 6/25/34 (h)	400	400
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,225
Series 2003-4 Class B1, 1.43% 5/16/11 (h)	770	773
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (h)	25	25
Class M4, 2% 3/25/34 (h)	25	25
Class M6, 2.35% 3/25/34 (h)	25	25
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	720	724
Series 2001-C Class B, 5.54% 12/15/05	1,000	1,009
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.65% 1/25/34 (h)	425	425
Class M2, 2.25% 1/25/34 (h)	475	475
GSAMP Trust Series 2004-FM2 Class M1, 1.6% 1/25/34 (h)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 3.15% 3/25/33 (h)	175	178
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	901	902
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,055
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (h)	200	200
Class M2, 1.65% 7/25/34 (h)	25	25
Class M3, 2.05% 7/25/34 (h)	75	75
Class M4, 2.2% 7/25/34 (h)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3% 5/25/33 (h)	150	152
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC5 Class M2, 3.1% 4/25/33 (h)	$ 250	$ 256
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.15% 11/25/32 (h)	235	238
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	2,940	3,097
Series 2001-2 Class B, 1.39% 6/16/08 (h)	1,700	1,700
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.46% 2/25/34 (h)	202	202
TOTAL ASSET-BACKED SECURITIES (Cost $25,714)		26,266
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (h)	476	477
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	168	175
TOTAL PRIVATE SPONSOR		652
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,181	1,229
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-29:
Class ZE, 4.5% 1/25/32	73	72
Class ZM, 5.5% 5/25/34	105	105
Freddie Mac Multi-class participation certificates guaranteed target amortization class Series 2794 Class ZL, 6% 10/15/31	200	198
TOTAL U.S. GOVERNMENT AGENCY		1,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,282)		2,256
Commercial Mortgage Securities - 1.2%

Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (f)(h)	692	692
Class B, 3% 4/25/34 (f)(h)	99	99
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1: - continued
Class M1, 1.66% 4/25/34 (f)(h)	$ 99	$ 99
Class M2, 2.3% 4/25/34 (f)(h)	99	99
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.74% 8/1/24 (f)(h)	393	338
COMM:
floater:
Series 2002-FL7 Class D, 1.67% 11/15/14 (f)(h)	225	225
Series 2003-FL9 Class B, 1.6% 11/15/15 (f)(h)	440	440
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(g)(h)	1,570	75
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,136
Series 2004-C1 Class A3, 4.321% 1/15/37	475	457
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,527
Series 2004-C1 Class ASP, 1.0455% 1/15/37 (f)(h)(j)	7,685	347
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,985
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	355	381
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	709
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)	635	665
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,638
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	650
Class C, 4.13% 11/20/37 (f)	700	620
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	489
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,827
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,135)		21,307
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
5.5% 1/15/13	$ 500	$ 499
6.875% 4/28/09	1,000	1,098
7.125% 1/11/12	1,095	1,205
South African Republic 6.5% 6/2/14	440	439
State of Israel 4.625% 6/15/13	165	150
United Mexican States:
4.625% 10/8/08	885	878
6.375% 1/16/13	700	700
7.5% 4/8/33	1,300	1,258
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,011)		6,227
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)	600	578
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (h)	845	820
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (h)	1,340	1,382
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.32% 4/30/08 (h)	514	519
TOTAL FLOATING RATE LOANS (Cost $3,066)		3,299
Fixed-Income Funds - 1.3%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $22,000)	220,930	22,007
Money Market Funds - 9.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	163,363,026	$ 163,363
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	4,419,150	4,419
TOTAL MONEY MARKET FUNDS (Cost $167,782)		167,782
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,640,139)		1,778,839
NET OTHER ASSETS - (3.7)%		(64,242)
NET ASSETS - 100%		$ 1,714,597
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 600	$ (2)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	200	(1)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	400	(1)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	1,000	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	$ 500	$ (27)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	400	(21)
TOTAL CREDIT DEFAULT SWAP		3,100	(50)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	1,790	(38)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	2,770	(19)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	2,365	(13)
TOTAL INTEREST RATE SWAP		6,925	(70)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,500	$ (11)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	1,770	(9)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	655	(3)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	10,000	(92)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,500	10
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	1,500	10
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	1,500	(8)
TOTAL TOTAL RETURN SWAP		18,425	(103)
		$ 28,450	$ (223)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $53,042,000 or 3.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	6.2%
BBB	5.5%
BB	1.7%
B	3.9%
CCC,CC,C	1.6%
Not Rated	0.3%
Equities	57.2%
Short-Term Investments and Net Other Assets	6.4%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $589,135,000 and $590,521,000, respectively, of which long-term U.S. government and government agency obligations aggregated $364,559,000 and $378,434,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $3,299,000 or 0.2% of net assets.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $55,594,000 of which $45,616,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,294) (cost $1,640,139) - See accompanying schedule		$ 1,778,839
Cash		301
Receivable for investments sold		2,237
Receivable for swap agreements		12
Receivable for fund shares sold		1,423
Dividends receivable		1,768
Interest receivable		7,488
Prepaid expenses		5
Receivable from investment adviser for expense reductions		3
Other affiliated receivables		14
Other receivables		29
Total assets		1,792,119

Liabilities
Payable for investments purchased Regular delivery	$ 4,762
Delayed delivery	63,286
Payable for fund shares redeemed	2,957
Unrealized loss on swap agreements	223
Accrued management fee	603
Distribution fees payable	753
Other affiliated payables	487
Other payables and accrued expenses	32
Collateral on securities loaned, at value	4,419
Total liabilities		77,522

Net Assets		$ 1,714,597
Net Assets consist of:
Paid in capital		$ 1,607,023
Undistributed net investment income		8,049
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,477
Net Assets		$ 1,714,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($133,104 ÷ 8,502 shares)	$ 15.66

Maximum offering price per share (100/94.25 of $15.66)	$ 16.62
Class T: Net Asset Value and redemption price per share ($1,332,177 ÷ 84,735 shares)	$ 15.72

Maximum offering price per share (100/96.50 of $15.72)	$ 16.29
Class B: Net Asset Value and offering price per share ($128,139 ÷ 8,218 shares) A	$ 15.59

Class C: Net Asset Value and offering price per share ($82,882 ÷ 5,318.30 shares) A	$ 15.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,295 ÷ 2,422.70 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 8,105
Interest		19,021
Security lending		15
Total income		27,141

Expenses
Management fee	$ 3,740
Transfer agent fees	2,253
Distribution fees	4,665
Accounting and security lending fees	344
Non-interested trustees' compensation	6
Appreciation in deferred trustee compensation account	4
Custodian fees and expenses	28
Registration fees	61
Audit	34
Legal	3
Miscellaneous	14
Total expenses before reductions	11,152
Expense reductions	(49)	11,103
Net investment income (loss)		16,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	22,425
Foreign currency transactions	(8)
Swap agreements	(20)
Total net realized gain (loss)		22,397
Change in net unrealized appreciation (depreciation) on: Investment securities	3,672
Swap agreements	(191)
Total change in net unrealized appreciation (depreciation)		3,481
Net gain (loss)		25,878
Net increase (decrease) in net assets resulting from operations		$ 41,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,038	$ 33,918
Net realized gain (loss)	22,397	54,256
Change in net unrealized appreciation (depreciation)	3,481	95,493
Net increase (decrease) in net assets resulting from operations	41,916	183,667
Distributions to shareholders from net investment income	(17,490)	(34,025)
Share transactions - net increase (decrease)	(34,044)	(87,424)
Total increase (decrease) in net assets	(9,618)	62,218

Net Assets
Beginning of period	1,724,215	1,661,997
End of period (including undistributed net investment income of $8,049 and undistributed net investment income of $9,501, respectively)	$ 1,714,597	$ 1,724,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91
Income from Investment Operations
Net investment income (loss) E	.17	.34	.38	.43	.49	.50
Net realized and unrealized gain (loss)	.23	1.33	(1.30)	(.62)	(1.29)	.53
Total from investment operations	.40	1.67	(.92)	(.19)	(.80)	1.03
Distributions from net investment income	(.18)	(.34)	(.38)	(.49)	(.48)	(.52)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.18)	(.34)	(.38)	(.95)	(1.29)	(2.30)
Net asset value, end of period	$ 15.66	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64
Total Return B, C, D	2.58%	12.04%	(6.04)%	(1.18)%	(4.67)%	5.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.96%	.94%	.93%	.93%
Expenses net of voluntary waivers, if any	.97% A	.96%	.96%	.94%	.93%	.93%
Expenses net of all reductions	.96% A	.95%	.94%	.93%	.91%	.91%
Net investment income (loss)	2.13% A	2.33%	2.65%	2.77%	2.81%	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 131	$ 120	$ 105	$ 66	$ 59
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96
Income from Investment Operations
Net investment income (loss) E	.15	.30	.35	.39	.45	.46
Net realized and unrealized gain (loss)	.23	1.33	(1.31)	(.61)	(1.30)	.51
Total from investment operations	.38	1.63	(.96)	(.22)	(.85)	.97
Distributions from net investment income	(.16)	(.30)	(.34)	(.43)	(.43)	(.48)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.16)	(.30)	(.34)	(.89)	(1.24)	(2.26)
Net asset value, end of period	$ 15.72	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67
Total Return B, C, D	2.44%	11.68%	(6.27)%	(1.37)%	(4.94)%	5.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.22%	1.23%	1.20%	1.16%	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.22%	1.23%	1.20%	1.16%	1.16%
Expenses net of all reductions	1.23% A	1.21%	1.20%	1.19%	1.15%	1.14%
Net investment income (loss)	1.86% A	2.06%	2.38%	2.51%	2.57%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 1,332	$ 1,350	$ 1,319	$ 1,681	$ 2,021	$ 2,802
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86
Income from Investment Operations
Net investment income (loss) E	.10	.22	.26	.30	.35	.36
Net realized and unrealized gain (loss)	.23	1.32	(1.30)	(.60)	(1.29)	.50
Total from investment operations	.33	1.54	(1.04)	(.30)	(.94)	.86
Distributions from net investment income	(.12)	(.22)	(.26)	(.35)	(.32)	(.40)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.12)	(.22)	(.26)	(.81)	(1.13)	(2.18)
Net asset value, end of period	$ 15.59	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54
Total Return B, C, D	2.14%	11.08%	(6.83)%	(1.89)%	(5.45)%	4.71%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.79%	1.79%	1.75%	1.72%	1.69%
Expenses net of voluntary waivers, if any	1.80% A	1.79%	1.79%	1.75%	1.72%	1.69%
Expenses net of all reductions	1.80% A	1.78%	1.77%	1.74%	1.70%	1.68%
Net investment income (loss)	1.29% A	1.49%	1.82%	1.96%	2.01%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 128	$ 107	$ 121	$ 111	$ 124
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88
Income from Investment Operations
Net investment income (loss) E	.10	.22	.26	.31	.35	.36
Net realized and unrealized gain (loss)	.23	1.32	(1.30)	(.61)	(1.29)	.48
Total from investment operations	.33	1.54	(1.04)	(.30)	(.94)	.84
Distributions from net investment income	(.12)	(.22)	(.26)	(.36)	(.33)	(.39)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.12)	(.22)	(.26)	(.82)	(1.14)	(2.17)
Net asset value, end of period	$ 15.58	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55
Total Return B, C, D	2.14%	11.09%	(6.83)%	(1.89)%	(5.45)%	4.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.78%	1.78%	1.72%	1.69%	1.66%
Expenses net of voluntary waivers, if any	1.79% A	1.78%	1.78%	1.72%	1.69%	1.66%
Expenses net of all reductions	1.79% A	1.77%	1.76%	1.71%	1.68%	1.65%
Net investment income (loss)	1.30% A	1.51%	1.83%	1.98%	2.03%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 77	$ 61	$ 61	$ 54	$ 53
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03
Income from Investment Operations
Net investment income (loss) D	.19	.38	.43	.48	.57	.56
Net realized and unrealized gain (loss)	.23	1.34	(1.31)	(.63)	(1.32)	.53
Total from investment operations	.42	1.72	(.88)	(.15)	(.75)	1.09
Distributions from net investment income	(.20)	(.38)	(.42)	(.53)	(.52)	(.57)
Distributions from net realized gain	-	-	-	(.46)	(.81)	(1.78)
Total distributions	(.20)	(.38)	(.42)	(.99)	(1.33)	(2.35)
Net asset value, end of period	$ 15.81	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77
Total Return B, C	2.68%	12.31%	(5.73)%	(.92)%	(4.37)%	5.95%
Ratios to Average Net Assets E
Expenses before expense reductions	.73% A	.70%	.69%	.67%	.63%	.64%
Expenses net of voluntary waivers, if any	.73% A	.70%	.69%	.67%	.63%	.64%
Expenses net of all reductions	.73% A	.68%	.67%	.65%	.61%	.63%
Net investment income (loss)	2.36% A	2.59%	2.92%	3.04%	3.10%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 39	$ 55	$ 53	$ 46	$ 67
Portfolio turnover rate	72% A	96%	106%	98%	120%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 195,392
Unrealized depreciation	(51,212)
Net unrealized appreciation (depreciation)	$ 144,180
Cost for federal income tax purposes	$ 1,634,659

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Financing Transactions - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 168	$ -
Class T	.25%	.25%	3,426	20
Class B	.75%	.25%	661	496
Class C	.75%	.25%	410	78
			$ 4,665	$ 594

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	28
Class B*	153
Class C*	4
$ 223

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 158.23
Class T	1,692.25
Class B	227.34
Class C	127.31
Institutional Class	49.25
	$ 2,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,109 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80%	$ 16

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $31 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2004	Year ended November 30, 2003
From net investment income
Class A	$ 1,524	$ 2,895
Class T	13,864	27,166
Class B	1,005	1,704
Class C	612	972
Institutional Class	485	1,288
Total	$ 17,490	$ 34,025

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	1,272	1,928	$ 20,119	$ 28,121
Reinvestment of distributions	94	197	1,488	2,828
Shares redeemed	(1,338)	(2,186)	(21,252)	(31,973)
Net increase (decrease)	28	(61)	$ 355	$ (1,024)
Class T
Shares sold	7,472	15,679	$ 118,932	$ 228,404
Reinvestment of distributions	826	1,789	13,158	25,742
Shares redeemed	(10,634)	(23,487)	(169,183)	(341,124)
Net increase (decrease)	(2,336)	(6,019)	$ (37,093)	$ (86,978)
Class B
Shares sold	820	2,252	$ 12,951	$ 32,774
Reinvestment of distributions	56	105	882	1,509
Shares redeemed	(964)	(1,650)	(15,220)	(23,649)
Net increase (decrease)	(88)	707	$ (1,387)	$ 10,634
Class C
Shares sold	861	1,947	$ 13,591	$ 28,500
Reinvestment of distributions	33	58	515	835
Shares redeemed	(586)	(1,332)	(9,243)	(19,049)
Net increase (decrease)	308	673	$ 4,863	$ 10,286
Institutional Class
Shares sold	224	597	$ 3,593	$ 8,776
Reinvestment of distributions	30	89	477	1,273
Shares redeemed	(305)	(2,052)	(4,852)	(30,391)
Net increase (decrease)	(51)	(1,366)	$ (782)	$ (20,342)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
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Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

AIGI-USAN-0704
1.786778.101

Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Florida Rock Industries, Inc.	3.9	4.4
Mettler-Toledo International, Inc.	3.8	3.7
United Natural Foods, Inc.	3.7	0.0
MPS Group, Inc.	3.4	3.3
Waste Connections, Inc.	3.2	3.0
Polycom, Inc.	2.2	3.8
American Tower Corp. Class A	2.0	2.0
Carbo Ceramics, Inc.	1.8	1.4
Wright Medical Group, Inc.	1.8	1.3
Molina Healthcare, Inc.	1.8	0.0
	27.6
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	27.6
Health Care	14.5	9.6
Industrials	14.4	12.9
Consumer Discretionary	14.2	18.4
Consumer Staples	7.4	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.3%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	8.0%	** Foreign investments	6.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.0%
Amerigon, Inc. (a)	200,000	$ 1,034
Hotels, Restaurants & Leisure - 2.3%
Bally Total Fitness Holding Corp. (a)	22,800	105
Benihana, Inc. Class A (a)	92,000	1,347
Choice Hotels International, Inc.	27,700	1,327
Ctrip.com International Ltd. ADR	1,000,000	26,960
Monarch Casino & Resort, Inc. (a)	180,000	2,543
Starbucks Coffee Japan Ltd. (a)	52,607	13,749
		46,031
Household Durables - 1.3%
Beazer Homes USA, Inc.	45,000	4,535
Champion Enterprises, Inc. (a)	353,200	3,302
D.R. Horton, Inc.	169,455	4,897
Jarden Corp. (a)	300,000	10,500
Lennar Corp. Class B	57,420	2,459
		25,693
Leisure Equipment & Products - 2.9%
Brunswick Corp.	650,600	26,349
MarineMax, Inc. (a)(c)	1,120,900	29,872
		56,221
Media - 2.9%
Cumulus Media, Inc. Class A (a)	300,000	5,562
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,009,100	12,190
Radio One, Inc.:
Class A (a)	441,000	7,620
Class D (non-vtg.) (a)	982,000	16,969
Salem Communications Corp. Class A (a)	100,000	3,000
Scholastic Corp. (a)	100,000	2,824
Scottish Radio Holdings PLC	5,610	90
Spanish Broadcasting System, Inc. Class A (a)	500,000	4,825
UnitedGlobalCom, Inc. Class A (a)	484,200	3,569
		56,649
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A	300,000	15,480
Specialty Retail - 2.9%
Aaron Rents, Inc.	280,200	8,336
Bakers Footwear Group, Inc. (c)	371,500	3,734
Barbeques Galore Ltd. sponsored ADR	50,000	420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe Stores, Inc. (a)	450,000	$ 8,991
Big 5 Sporting Goods Corp. (a)	78,000	1,904
PETsMART, Inc.	100,000	3,109
SAZABY, Inc.	450,000	11,018
Select Comfort Corp. (a)	200,000	5,420
Steiner Leisure Ltd. (a)	200,000	3,918
Yamada Denki Co. Ltd.	300,000	10,039
		56,889
Textiles Apparel & Luxury Goods - 1.1%
Liz Claiborne, Inc.	620,000	21,266
TOTAL CONSUMER DISCRETIONARY		279,263
CONSUMER STAPLES - 7.4%
Beverages - 0.9%
Golden State Vintners, Inc. Class B (a)(c)	378,500	3,092
Robert Mondavi Corp. Class A (a)	399,900	13,925
		17,017
Food & Staples Retailing - 5.4%
United Natural Foods, Inc. (a)(c)	2,853,566	72,167
Whole Foods Market, Inc.	400,000	34,400
		106,567
Food Products - 1.1%
McCormick & Co., Inc. (non-vtg.)	400,000	14,180
SunOpta, Inc. (a)	838,800	6,783
		20,963
TOTAL CONSUMER STAPLES		144,547
ENERGY - 5.8%
Energy Equipment & Services - 3.8%
BJ Services Co. (a)	260,000	10,891
Carbo Ceramics, Inc.	521,500	36,453
Global Industries Ltd. (a)	2,300,000	12,512
Maverick Tube Corp. (a)	200,000	4,600
Rowan Companies, Inc. (a)	230,000	5,055
Smith International, Inc. (a)	120,000	5,992
		75,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 2.0%
Petroquest Energy, Inc. (a)	1,000,000	$ 3,700
Premcor, Inc. (a)	100,000	3,663
Teekay Shipping Corp.	736,180	25,553
Tsakos Energy Navigation Ltd.	196,000	5,772
		38,688
TOTAL ENERGY		114,191
FINANCIALS - 6.5%
Capital Markets - 0.2%
E*TRADE Financial Corp. (a)	20,000	228
Investors Financial Services Corp.	2,400	94
Waddell & Reed Financial, Inc. Class A	150,000	3,278
		3,600
Commercial Banks - 2.6%
First Community Bancorp, California	4,100	149
Silicon Valley Bancshares (a)	841,440	31,445
Southwest Bancorp of Texas, Inc.	50,000	2,095
Texas Capital Bancshares, Inc.	200,000	3,064
Texas Regional Bancshares, Inc. Class A	330,000	14,537
		51,290
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	2,266
Markel Corp. (a)	20,000	5,750
Navigators Group, Inc. (a)	100,000	2,890
Scottish Re Group Ltd.	83,900	1,846
UICI (a)	50,000	994
		13,746
Real Estate - 2.5%
Capital Lease Funding, Inc. (c)	2,193,700	23,034
CBL & Associates Properties, Inc.	60,004	3,199
CenterPoint Properties Trust (SBI)	11,820	871
Gables Residential Trust (SBI)	200,000	6,750
Government Properties Trust, Inc.	715,600	7,442
Home Properties of New York, Inc.	3,081	122
LNR Property Corp.	52,600	2,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Price Legacy Corp.	125,000	$ 2,295
Reckson Associates Realty Corp.	100,000	2,602
		48,958
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	986,000	10,570
TOTAL FINANCIALS		128,164
HEALTH CARE - 14.5%
Biotechnology - 1.7%
Charles River Laboratories International, Inc. (a)	427,700	19,281
Connetics Corp. (a)	220,000	4,701
Harvard Bioscience, Inc. (a)	300,000	1,410
Medarex, Inc. (a)	800,000	6,696
OSI Pharmaceuticals, Inc. (a)	9,300	762
		32,850
Health Care Equipment & Supplies - 9.9%
American Medical Systems Holdings, Inc. (a)	500,000	15,665
Cholestech Corp. (a)	200,000	1,910
Cooper Companies, Inc.	450,000	24,840
Dade Behring Holdings, Inc. (a)	300,000	13,395
Edwards Lifesciences Corp. (a)	100,000	3,625
Hologic, Inc. (a)	100,000	2,056
ICU Medical, Inc. (a)	31,700	1,056
INAMED Corp. (a)	334,100	19,896
Medical Action Industries, Inc. (a)	400,000	7,044
Mentor Corp.	146,800	4,705
Microtek Medical Holdings, Inc. (a)	38,500	174
Millipore Corp. (a)	451,070	24,804
ResMed, Inc. (a)	603,610	30,663
Sonic Innovations, Inc. (a)	400,000	4,100
Wilson Greatbatch Technologies, Inc. (a)	200,000	5,440
Wright Medical Group, Inc. (a)	1,100,000	35,706
		195,079
Health Care Providers & Services - 2.7%
Advisory Board Co. (a)	500	17
AMN Healthcare Services, Inc. (a)	73,198	1,113
Caremark Rx, Inc. (a)	21,900	683
Community Health Systems, Inc. (a)	200,000	5,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Inveresk Research Group, Inc. (a)	200,000	$ 6,016
Mariner Health Care, Inc. (a)	300,000	4,804
Molina Healthcare, Inc.	906,000	34,790
		52,523
Pharmaceuticals - 0.2%
Kyorin Pharmaceutical Co. Ltd.	310,000	4,059
TOTAL HEALTH CARE		284,511
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	1,000,000	6,380
SI International, Inc. (a)	200,000	4,872
United Defense Industries, Inc. (a)	200,000	6,680
		17,932
Air Freight & Logistics - 1.0%
CNF, Inc.	200,000	7,796
Forward Air Corp. (a)	400,000	12,340
		20,136
Building Products - 1.0%
Quixote Corp.	200,000	4,200
Trex Co., Inc. (a)	400,000	14,532
		18,732
Commercial Services & Supplies - 5.9%
A.T. Cross Co. Class A (a)	321,300	1,812
Central Parking Corp.	573,800	10,610
Cintas Corp.	200,000	9,076
Copart, Inc. (a)	500,000	12,325
Hudson Highland Group, Inc. (a)	26,000	722
Korn/Ferry International (a)	828,700	11,511
Labor Ready, Inc. (a)	300,000	3,651
Princeton Review, Inc. (a)	500,000	3,565
Waste Connections, Inc. (a)(c)	1,477,300	62,785
		116,057
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	222,000	6,416
Electrical Equipment - 0.6%
A.O. Smith Corp.	300,000	8,835
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Energy Conversion Devices, Inc. (a)	200,000	$ 2,506
Lamson & Sessions Co. (a)	100,000	755
		12,096
Machinery - 3.1%
Actuant Corp. Class A (a)	700,000	23,961
Astec Industries, Inc. (a)	700,000	12,117
Oshkosh Truck Co.	340,000	17,595
Terex Corp. (a)	220,000	6,488
		60,161
Road & Rail - 1.2%
Heartland Express, Inc.	332,673	8,057
Laidlaw International, Inc. (a)	1,000,000	12,663
Landstar System, Inc. (a)	73,200	3,559
Marten Transport Ltd. (a)	18,150	315
		24,594
Trading Companies & Distributors - 0.4%
Fastenal Co.	100,000	5,176
MSC Industrial Direct Co., Inc. Class A	100,000	2,890
		8,066
TOTAL INDUSTRIALS		284,190
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 4.5%
Alvarion Ltd. (a)	100,000	1,139
Cable Design Technologies Corp. (a)	1,552,500	12,948
Lucent Technologies, Inc. (a)	13,381	48
Polycom, Inc. (a)	2,100,060	43,030
Powerwave Technologies, Inc. (a)	500,000	4,005
SafeNet, Inc. (a)	200,000	4,660
SeaChange International, Inc. (a)	766,156	11,439
SiRF Technology Holdings, Inc.	500,000	7,585
Terayon Communication Systems, Inc. (a)	1,234,800	3,396
		88,250
Computers & Peripherals - 0.6%
Drexler Technology Corp. (a)	50,000	850
Komag, Inc. (a)	384,186	5,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
M-Systems Flash Disk Pioneers Ltd. (a)	100,000	$ 1,846
Neoware Systems, Inc. (a)	500,000	4,320
		12,587
Electronic Equipment & Instruments - 7.2%
Amphenol Corp. Class A (a)	200,000	6,520
Bell Microproducts, Inc. (a)	300,000	1,911
Celestica, Inc. (sub. vtg.) (a)	376,687	6,983
Enplas Corp.	40,000	1,317
Merix Corp. (a)	300,000	3,210
Mettler-Toledo International, Inc. (a)	1,600,000	74,208
Nichicon Corp.	117,400	1,501
Photon Dynamics, Inc. (a)	255,000	8,229
RadiSys Corp. (a)(c)	1,150,310	19,164
Vishay Intertechnology, Inc. (a)	970,881	18,321
		141,364
Internet Software & Services - 3.3%
Ariba, Inc. (a)	3,000,000	6,540
Chordiant Software, Inc. (a)	1,000,000	3,870
CNET Networks, Inc. (a)	1,000,000	9,660
Digitas, Inc. (a)	173,538	1,605
EarthLink, Inc. (a)	1,010,000	10,140
Homestore, Inc. (a)	150,000	626
MatrixOne, Inc. (a)	1,000,000	6,830
Openwave Systems, Inc. (a)	1,249,600	13,958
United Online, Inc. (a)	683,366	12,840
Vignette Corp. (a)	15,400	25
		66,094
IT Services - 4.8%
BearingPoint, Inc. (a)	2,200,000	18,876
Ciber, Inc. (a)	500,000	4,450
MPS Group, Inc. (a)(c)	6,080,000	67,366
Pegasus Solutions, Inc. (a)	280,490	3,226
		93,918
Semiconductors & Semiconductor Equipment - 2.6%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	10
ASE Test Ltd. (a)	200,000	1,582
Cymer, Inc. (a)	100,000	3,680
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	127,390	$ 2,707
Jenoptik AG	56,650	684
Lam Research Corp. (a)	500,000	12,565
LTX Corp. (a)	300,000	3,195
Mykrolis Corp. (a)	339,130	5,494
O2Micro International Ltd. (a)	379,900	6,576
PDF Solutions, Inc. (a)	13,400	120
Photronics, Inc. (a)	100,000	1,768
Sanken Electric Co. Ltd.	498,000	6,548
Trident Microsystems, Inc. (a)	129,774	1,986
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,677
		50,592
Software - 2.0%
Actuate Corp. (a)	100,000	374
Bottomline Technologies, Inc. (a)	500,000	4,800
Concord Communications, Inc. (a)	500,000	5,710
Intellisync Corp. (a)	55,200	140
QAD, Inc. (a)	1,000,000	10,570
TALX Corp. (c)	700,000	16,240
Vastera, Inc. (a)	638,700	2,204
		40,038
TOTAL INFORMATION TECHNOLOGY		492,843
MATERIALS - 6.7%
Chemicals - 0.1%
Olin Corp.	100,000	1,645
OMNOVA Solutions, Inc. (a)	100,000	516
		2,161
Construction Materials - 4.1%
Florida Rock Industries, Inc.	1,929,697	76,703
Martin Marietta Materials, Inc.	79,400	3,401
		80,104
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	152
Metals & Mining - 2.4%
Apex Silver Mines Ltd. (a)	529,000	9,760
Arch Coal, Inc.	100,000	3,250
Cleveland-Cliffs, Inc. (a)	200,000	9,378
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Lionore Mining International Ltd. (a)	500,000	$ 2,299
Oregon Steel Mills, Inc. (a)	200,000	2,254
Steel Dynamics, Inc. (a)	699,917	17,918
Stillwater Mining Co. (a)	174,322	2,641
		47,500
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	1,690
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	1,120
		2,810
TOTAL MATERIALS		132,727
TELECOMMUNICATION SERVICES - 3.7%
Wireless Telecommunication Services - 3.7%
AirGate PCS, Inc. (a)	200,000	3,698
Alamosa Holdings, Inc. (a)	3,524,200	24,846
American Tower Corp. Class A (a)	2,900,000	40,107
Ubiquitel, Inc. (a)	1,000,000	4,230
		72,881
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Sierra Pacific Resources (a)	300,000	2,238
TOTAL COMMON STOCKS (Cost $1,576,143)		1,935,555
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	7,200	13
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $124)		13
Money Market Funds - 4.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b) (Cost $97,161)	97,160,596	$ 97,161
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,673,428)		2,032,729
NET OTHER ASSETS - (3.2)%		(63,763)
NET ASSETS - 100%		$ 1,968,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $595,947,000 and $417,595,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $108,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $136,787,000 of which $122,344,000 and $14,443,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,377) (cost $1,673,428) - See accompanying schedule		$ 2,032,729
Receivable for investments sold		596
Receivable for fund shares sold		3,356
Dividends receivable		275
Interest receivable		81
Prepaid expenses		4
Other receivables		254
Total assets		2,037,295

Liabilities
Payable for investments purchased	$ 1,274
Payable for fund shares redeemed	4,574
Accrued management fee	1,151
Distribution fees payable	914
Other affiliated payables	561
Other payables and accrued expenses	56
Collateral on securities loaned, at value	59,799
Total liabilities		68,329

Net Assets		$ 1,968,966
Net Assets consist of:
Paid in capital		$ 1,648,943
Accumulated net investment loss		(12,037)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,238)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		359,298
Net Assets		$ 1,968,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,509 ÷ 11,459 shares)	$ 21.08

Maximum offering price per share (100/94.25 of $21.08)	$ 22.37
Class T: Net Asset Value and redemption price per share ($991,292 ÷ 47,689 shares)	$ 20.79

Maximum offering price per share (100/96.50 of $20.79)	$ 21.54
Class B: Net Asset Value and offering price per share ($312,371 ÷ 15,467.5 shares) A	$ 20.20

Class C: Net Asset Value and offering price per share ($261,322 ÷ 12,874 shares) A	$ 20.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,472 ÷ 7,567 shares)	$ 21.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $50 received from affiliated issuers)		$ 3,102
Interest		229
Security lending		354
Total income		3,685

Expenses
Management fee	$ 6,877
Transfer agent fees	2,998
Distribution fees	5,551
Accounting and security lending fees	319
Non-interested trustees' compensation	4
Custodian fees and expenses	47
Registration fees	82
Audit	24
Legal	2
Miscellaneous	17
Total expenses before reductions	15,921
Expense reductions	(199)	15,722
Net investment income (loss)		(12,037)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(1,039) on sales of investments in affiliated issuers)	111,948
Foreign currency transactions	31
Total net realized gain (loss)		111,979
Change in net unrealized appreciation (depreciation) on: Investment securities	21,821
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		21,820
Net gain (loss)		133,799
Net increase (decrease) in net assets resulting from operations		$ 121,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,037)	$ (17,717)
Net realized gain (loss)	111,979	29,296
Change in net unrealized appreciation (depreciation)	21,820	315,794
Net increase (decrease) in net assets resulting from operations	121,762	327,373
Share transactions - net increase (decrease)	153,358	130,866
Total increase (decrease) in net assets	275,120	458,239

Net Assets
Beginning of period	1,693,846	1,235,607
End of period (including accumulated net investment loss of $12,037 and $0, respectively)	$ 1,968,966	$ 1,693,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Income from Investment Operations
Net investment income (loss)E	(.10)	(.16)	(.13)	(.08)	(.12)F	(.09)G
Net realized and unrealized gain (loss)	1.55	4.23	(1.14)	(.56)	(1.69)	7.63
Total from investment operations	1.45	4.07	(1.27)	(.64)	(1.81)	7.54
Distributions from net realized gain	-	-	-	-	(.56)	(.05)
Net asset value, end of period	$ 21.08	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84
Total ReturnB,C,D	7.39%	26.16%	(7.55)%	(3.66)%	(9.59)%	61.19%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.36%A	1.39%	1.41%	1.35%	1.30%	1.36%
Expenses net of voluntary waivers, if any	1.36%A	1.39%	1.41%	1.35%	1.30%	1.36%
Expenses net of all reductions	1.34%A	1.35%	1.38%	1.34%	1.29%	1.33%
Net investment income (loss)	(.95)%A	(.99)%	(.81)%	(.47)%	(.57)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 193	$ 117	$ 105	$ 104	$ 68
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Income from Investment Operations
Net investment income (loss)E	(.12)	(.20)	(.17)	(.12)	(.17)F	(.13)G
Net realized and unrealized gain (loss)	1.53	4.18	(1.13)	(.55)	(1.69)	7.61
Total from investment operations	1.41	3.98	(1.30)	(.67)	(1.86)	7.48
Distributions from net realized gain	-	-	-	-	(.54)	(.05)
Net asset value, end of period	$ 20.79	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77
Total ReturnB,C,D	7.28%	25.84%	(7.78)%	(3.86)%	(9.87)%	60.75%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.58%A	1.63%	1.64%	1.58%	1.53%	1.59%
Expenses net of voluntary waivers, if any	1.58%A	1.63%	1.64%	1.58%	1.53%	1.59%
Expenses net of all reductions	1.56%A	1.59%	1.61%	1.57%	1.53%	1.56%
Net investment income (loss)	(1.17)%A	(1.23)%	(1.04)%	(.69)%	(.80)%	(.77)%
Supplemental Data
Net assets, end of period (in millions)	$ 991	$ 854	$ 612	$ 611	$ 625	$ 458
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Income from Investment Operations
Net investment income (loss)E	(.18)	(.28)	(.25)	(.21)	(.28)F	(.21)G
Net realized and unrealized gain (loss)	1.50	4.07	(1.11)	(.54)	(1.66)	7.58
Total from investment operations	1.32	3.79	(1.36)	(.75)	(1.94)	7.37
Distributions from net realized gain	-	-	-	-	(.49)	(.05)
Net asset value, end of period	$ 20.20	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63
Total ReturnB,C,D	6.99%	25.12%	(8.27)%	(4.36)%	(10.31)%	60.01%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.16%A	2.19%	2.18%	2.12%	2.06%	2.12%
Expenses net of voluntary waivers, if any	2.16%A	2.19%	2.18%	2.12%	2.06%	2.12%
Expenses net of all reductions	2.14%A	2.15%	2.15%	2.10%	2.05%	2.09%
Net investment income (loss)	(1.75)%A	(1.79)%	(1.58)%	(1.23)%	(1.33)%	(1.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 298	$ 246	$ 271	$ 287	$ 200
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Income from Investment Operations
Net investment income (loss)E	(.17)	(.27)	(.25)	(.21)	(.27)F	(.21)G
Net realized and unrealized gain (loss)	1.50	4.09	(1.11)	(.54)	(1.66)	7.60
Total from investment operations	1.33	3.82	(1.36)	(.75)	(1.93)	7.39
Distributions from net realized gain	-	-	-	-	(.49)	(.05)
Net asset value, end of period	$ 20.30	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68
Total ReturnB,C,D	7.01%	25.21%	(8.24)%	(4.35)%	(10.23)%	60.02%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.10%A	2.13%	2.13%	2.07%	2.02%	2.09%
Expenses net of voluntary waivers, if any	2.10%A	2.13%	2.13%	2.07%	2.02%	2.09%
Expenses net of all reductions	2.08%A	2.09%	2.10%	2.05%	2.02%	2.06%
Net investment income (loss)	(1.70)%A	(1.73)%	(1.53)%	(1.18)%	(1.29)%	(1.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 241	$ 190	$ 204	$ 220	$ 160
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Income from Investment Operations
Net investment income (loss)D	(.06)	(.10)	(.07)	(.01)	(.05)E	(.04)F
Net realized and unrealized gain (loss)	1.57	4.30	(1.14)	(.57)	(1.70)	7.63
Total from investment operations	1.51	4.20	(1.21)	(.58)	(1.75)	7.59
Distributions from net realized gain	-	-	-	-	(.59)	(.05)
Net asset value, end of period	$ 21.47	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89
Total ReturnB,C	7.57%	26.65%	(7.13)%	(3.30)%	(9.28)%	61.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	.99%A	.99%	1.00%	.96%	.97%	1.05%
Expenses net of voluntary waivers, if any	.99%A	.99%	1.00%	.96%	.97%	1.05%
Expenses net of all reductions	.97%A	.95%	.97%	.95%	.96%	1.02%
Net investment income (loss)	(.58)%A	(.58)%	(.40)%	(.07)%	(.24)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 108	$ 70	$ 61	$ 59	$ 67
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 495,712
Unrealized depreciation	(136,962)
Net unrealized appreciation (depreciation)	$ 358,750
Cost for federal income tax purposes	$ 1,673,979

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 282	$ 5
Class T	.25%	.25%	2,384	20
Class B	.75%	.25%	1,582	1,187
Class C	.75%	.25%	1,303	226
			$ 5,551	$ 1,438

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 157
Class T	51
Class B*	307
Class C*	13
$ 528

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 370	.33*
Class T	1,441	.30*
Class B	610	.39*
Class C	426	.33*
Institutional Class	151	.22*
	$ 2,998

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $477 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $198 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	3,149	4,570	$ 66,034	$ 73,834
Shares redeemed	(1,534)	(2,276)	(32,256)	(36,438)
Net increase (decrease)	1,615	2,294	$ 33,778	$ 37,396
Class T
Shares sold	10,985	16,218	$ 227,548	$ 265,263
Shares redeemed	(7,365)	(11,915)	(151,699)	(188,793)
Net increase (decrease)	3,620	4,303	$ 75,849	$ 76,470
Class B
Shares sold	1,149	2,644	$ 23,086	$ 41,859
Shares redeemed	(1,446)	(3,151)	(28,972)	(47,247)
Net increase (decrease)	(297)	(507)	$ (5,886)	$ (5,388)
Class C
Shares sold	1,657	3,160	$ 33,502	$ 50,857
Shares redeemed	(1,466)	(3,035)	(29,633)	(46,100)
Net increase (decrease)	191	125	$ 3,869	$ 4,757
Institutional Class
Shares sold	3,094	2,034	$ 65,945	$ 34,701
Shares redeemed	(950)	(1,051)	(20,197)	(17,070)
Net increase (decrease)	2,144	983	$ 45,748	$ 17,631

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ -	$ 3,258	$ -	$ -	$ 3,734
Capital Lease Funding, Inc.	-	28,497	-	-	23,034
Golden State Vintners, Inc. Class B	1,173	-	-	-	3,092
MarineMax, Inc.	17,497	3,830	-	-	29,872
MPS Group, Inc.	56,856	-	925	-	67,366
RadiSys Corp.	21,166	-	-	-	19,164
Robert Mondavi Corp. Class A.	20,997	-	7,471	-	13,925
TALX Corp.	13,100	4,833	-	50	16,240
United Natural Foods, Inc.	-	65,366	-	-	72,167
Waste Connections, Inc.	50,960	8,098	3,608	-	62,785
TOTALS	$ 181,749	$ 113,882	$ 12,004	$ 50	$ 311,379

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCF-SANN-0704
1.721218.105

Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Florida Rock Industries, Inc.	3.9	4.4
Mettler-Toledo International, Inc.	3.8	3.7
United Natural Foods, Inc.	3.7	0.0
MPS Group, Inc.	3.4	3.3
Waste Connections, Inc.	3.2	3.0
Polycom, Inc.	2.2	3.8
American Tower Corp. Class A	2.0	2.0
Carbo Ceramics, Inc.	1.8	1.4
Wright Medical Group, Inc.	1.8	1.3
Molina Healthcare, Inc.	1.8	0.0
	27.6
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.0	27.6
Health Care	14.5	9.6
Industrials	14.4	12.9
Consumer Discretionary	14.2	18.4
Consumer Staples	7.4	7.2
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 98.3%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	8.0%	** Foreign investments	6.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.0%
Amerigon, Inc. (a)	200,000	$ 1,034
Hotels, Restaurants & Leisure - 2.3%
Bally Total Fitness Holding Corp. (a)	22,800	105
Benihana, Inc. Class A (a)	92,000	1,347
Choice Hotels International, Inc.	27,700	1,327
Ctrip.com International Ltd. ADR	1,000,000	26,960
Monarch Casino & Resort, Inc. (a)	180,000	2,543
Starbucks Coffee Japan Ltd. (a)	52,607	13,749
		46,031
Household Durables - 1.3%
Beazer Homes USA, Inc.	45,000	4,535
Champion Enterprises, Inc. (a)	353,200	3,302
D.R. Horton, Inc.	169,455	4,897
Jarden Corp. (a)	300,000	10,500
Lennar Corp. Class B	57,420	2,459
		25,693
Leisure Equipment & Products - 2.9%
Brunswick Corp.	650,600	26,349
MarineMax, Inc. (a)(c)	1,120,900	29,872
		56,221
Media - 2.9%
Cumulus Media, Inc. Class A (a)	300,000	5,562
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,009,100	12,190
Radio One, Inc.:
Class A (a)	441,000	7,620
Class D (non-vtg.) (a)	982,000	16,969
Salem Communications Corp. Class A (a)	100,000	3,000
Scholastic Corp. (a)	100,000	2,824
Scottish Radio Holdings PLC	5,610	90
Spanish Broadcasting System, Inc. Class A (a)	500,000	4,825
UnitedGlobalCom, Inc. Class A (a)	484,200	3,569
		56,649
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A	300,000	15,480
Specialty Retail - 2.9%
Aaron Rents, Inc.	280,200	8,336
Bakers Footwear Group, Inc. (c)	371,500	3,734
Barbeques Galore Ltd. sponsored ADR	50,000	420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe Stores, Inc. (a)	450,000	$ 8,991
Big 5 Sporting Goods Corp. (a)	78,000	1,904
PETsMART, Inc.	100,000	3,109
SAZABY, Inc.	450,000	11,018
Select Comfort Corp. (a)	200,000	5,420
Steiner Leisure Ltd. (a)	200,000	3,918
Yamada Denki Co. Ltd.	300,000	10,039
		56,889
Textiles Apparel & Luxury Goods - 1.1%
Liz Claiborne, Inc.	620,000	21,266
TOTAL CONSUMER DISCRETIONARY		279,263
CONSUMER STAPLES - 7.4%
Beverages - 0.9%
Golden State Vintners, Inc. Class B (a)(c)	378,500	3,092
Robert Mondavi Corp. Class A (a)	399,900	13,925
		17,017
Food & Staples Retailing - 5.4%
United Natural Foods, Inc. (a)(c)	2,853,566	72,167
Whole Foods Market, Inc.	400,000	34,400
		106,567
Food Products - 1.1%
McCormick & Co., Inc. (non-vtg.)	400,000	14,180
SunOpta, Inc. (a)	838,800	6,783
		20,963
TOTAL CONSUMER STAPLES		144,547
ENERGY - 5.8%
Energy Equipment & Services - 3.8%
BJ Services Co. (a)	260,000	10,891
Carbo Ceramics, Inc.	521,500	36,453
Global Industries Ltd. (a)	2,300,000	12,512
Maverick Tube Corp. (a)	200,000	4,600
Rowan Companies, Inc. (a)	230,000	5,055
Smith International, Inc. (a)	120,000	5,992
		75,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 2.0%
Petroquest Energy, Inc. (a)	1,000,000	$ 3,700
Premcor, Inc. (a)	100,000	3,663
Teekay Shipping Corp.	736,180	25,553
Tsakos Energy Navigation Ltd.	196,000	5,772
		38,688
TOTAL ENERGY		114,191
FINANCIALS - 6.5%
Capital Markets - 0.2%
E*TRADE Financial Corp. (a)	20,000	228
Investors Financial Services Corp.	2,400	94
Waddell & Reed Financial, Inc. Class A	150,000	3,278
		3,600
Commercial Banks - 2.6%
First Community Bancorp, California	4,100	149
Silicon Valley Bancshares (a)	841,440	31,445
Southwest Bancorp of Texas, Inc.	50,000	2,095
Texas Capital Bancshares, Inc.	200,000	3,064
Texas Regional Bancshares, Inc. Class A	330,000	14,537
		51,290
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	2,266
Markel Corp. (a)	20,000	5,750
Navigators Group, Inc. (a)	100,000	2,890
Scottish Re Group Ltd.	83,900	1,846
UICI (a)	50,000	994
		13,746
Real Estate - 2.5%
Capital Lease Funding, Inc. (c)	2,193,700	23,034
CBL & Associates Properties, Inc.	60,004	3,199
CenterPoint Properties Trust (SBI)	11,820	871
Gables Residential Trust (SBI)	200,000	6,750
Government Properties Trust, Inc.	715,600	7,442
Home Properties of New York, Inc.	3,081	122
LNR Property Corp.	52,600	2,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Price Legacy Corp.	125,000	$ 2,295
Reckson Associates Realty Corp.	100,000	2,602
		48,958
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	986,000	10,570
TOTAL FINANCIALS		128,164
HEALTH CARE - 14.5%
Biotechnology - 1.7%
Charles River Laboratories International, Inc. (a)	427,700	19,281
Connetics Corp. (a)	220,000	4,701
Harvard Bioscience, Inc. (a)	300,000	1,410
Medarex, Inc. (a)	800,000	6,696
OSI Pharmaceuticals, Inc. (a)	9,300	762
		32,850
Health Care Equipment & Supplies - 9.9%
American Medical Systems Holdings, Inc. (a)	500,000	15,665
Cholestech Corp. (a)	200,000	1,910
Cooper Companies, Inc.	450,000	24,840
Dade Behring Holdings, Inc. (a)	300,000	13,395
Edwards Lifesciences Corp. (a)	100,000	3,625
Hologic, Inc. (a)	100,000	2,056
ICU Medical, Inc. (a)	31,700	1,056
INAMED Corp. (a)	334,100	19,896
Medical Action Industries, Inc. (a)	400,000	7,044
Mentor Corp.	146,800	4,705
Microtek Medical Holdings, Inc. (a)	38,500	174
Millipore Corp. (a)	451,070	24,804
ResMed, Inc. (a)	603,610	30,663
Sonic Innovations, Inc. (a)	400,000	4,100
Wilson Greatbatch Technologies, Inc. (a)	200,000	5,440
Wright Medical Group, Inc. (a)	1,100,000	35,706
		195,079
Health Care Providers & Services - 2.7%
Advisory Board Co. (a)	500	17
AMN Healthcare Services, Inc. (a)	73,198	1,113
Caremark Rx, Inc. (a)	21,900	683
Community Health Systems, Inc. (a)	200,000	5,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Inveresk Research Group, Inc. (a)	200,000	$ 6,016
Mariner Health Care, Inc. (a)	300,000	4,804
Molina Healthcare, Inc.	906,000	34,790
		52,523
Pharmaceuticals - 0.2%
Kyorin Pharmaceutical Co. Ltd.	310,000	4,059
TOTAL HEALTH CARE		284,511
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	1,000,000	6,380
SI International, Inc. (a)	200,000	4,872
United Defense Industries, Inc. (a)	200,000	6,680
		17,932
Air Freight & Logistics - 1.0%
CNF, Inc.	200,000	7,796
Forward Air Corp. (a)	400,000	12,340
		20,136
Building Products - 1.0%
Quixote Corp.	200,000	4,200
Trex Co., Inc. (a)	400,000	14,532
		18,732
Commercial Services & Supplies - 5.9%
A.T. Cross Co. Class A (a)	321,300	1,812
Central Parking Corp.	573,800	10,610
Cintas Corp.	200,000	9,076
Copart, Inc. (a)	500,000	12,325
Hudson Highland Group, Inc. (a)	26,000	722
Korn/Ferry International (a)	828,700	11,511
Labor Ready, Inc. (a)	300,000	3,651
Princeton Review, Inc. (a)	500,000	3,565
Waste Connections, Inc. (a)(c)	1,477,300	62,785
		116,057
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	222,000	6,416
Electrical Equipment - 0.6%
A.O. Smith Corp.	300,000	8,835
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Energy Conversion Devices, Inc. (a)	200,000	$ 2,506
Lamson & Sessions Co. (a)	100,000	755
		12,096
Machinery - 3.1%
Actuant Corp. Class A (a)	700,000	23,961
Astec Industries, Inc. (a)	700,000	12,117
Oshkosh Truck Co.	340,000	17,595
Terex Corp. (a)	220,000	6,488
		60,161
Road & Rail - 1.2%
Heartland Express, Inc.	332,673	8,057
Laidlaw International, Inc. (a)	1,000,000	12,663
Landstar System, Inc. (a)	73,200	3,559
Marten Transport Ltd. (a)	18,150	315
		24,594
Trading Companies & Distributors - 0.4%
Fastenal Co.	100,000	5,176
MSC Industrial Direct Co., Inc. Class A	100,000	2,890
		8,066
TOTAL INDUSTRIALS		284,190
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 4.5%
Alvarion Ltd. (a)	100,000	1,139
Cable Design Technologies Corp. (a)	1,552,500	12,948
Lucent Technologies, Inc. (a)	13,381	48
Polycom, Inc. (a)	2,100,060	43,030
Powerwave Technologies, Inc. (a)	500,000	4,005
SafeNet, Inc. (a)	200,000	4,660
SeaChange International, Inc. (a)	766,156	11,439
SiRF Technology Holdings, Inc.	500,000	7,585
Terayon Communication Systems, Inc. (a)	1,234,800	3,396
		88,250
Computers & Peripherals - 0.6%
Drexler Technology Corp. (a)	50,000	850
Komag, Inc. (a)	384,186	5,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
M-Systems Flash Disk Pioneers Ltd. (a)	100,000	$ 1,846
Neoware Systems, Inc. (a)	500,000	4,320
		12,587
Electronic Equipment & Instruments - 7.2%
Amphenol Corp. Class A (a)	200,000	6,520
Bell Microproducts, Inc. (a)	300,000	1,911
Celestica, Inc. (sub. vtg.) (a)	376,687	6,983
Enplas Corp.	40,000	1,317
Merix Corp. (a)	300,000	3,210
Mettler-Toledo International, Inc. (a)	1,600,000	74,208
Nichicon Corp.	117,400	1,501
Photon Dynamics, Inc. (a)	255,000	8,229
RadiSys Corp. (a)(c)	1,150,310	19,164
Vishay Intertechnology, Inc. (a)	970,881	18,321
		141,364
Internet Software & Services - 3.3%
Ariba, Inc. (a)	3,000,000	6,540
Chordiant Software, Inc. (a)	1,000,000	3,870
CNET Networks, Inc. (a)	1,000,000	9,660
Digitas, Inc. (a)	173,538	1,605
EarthLink, Inc. (a)	1,010,000	10,140
Homestore, Inc. (a)	150,000	626
MatrixOne, Inc. (a)	1,000,000	6,830
Openwave Systems, Inc. (a)	1,249,600	13,958
United Online, Inc. (a)	683,366	12,840
Vignette Corp. (a)	15,400	25
		66,094
IT Services - 4.8%
BearingPoint, Inc. (a)	2,200,000	18,876
Ciber, Inc. (a)	500,000	4,450
MPS Group, Inc. (a)(c)	6,080,000	67,366
Pegasus Solutions, Inc. (a)	280,490	3,226
		93,918
Semiconductors & Semiconductor Equipment - 2.6%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	10
ASE Test Ltd. (a)	200,000	1,582
Cymer, Inc. (a)	100,000	3,680
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	127,390	$ 2,707
Jenoptik AG	56,650	684
Lam Research Corp. (a)	500,000	12,565
LTX Corp. (a)	300,000	3,195
Mykrolis Corp. (a)	339,130	5,494
O2Micro International Ltd. (a)	379,900	6,576
PDF Solutions, Inc. (a)	13,400	120
Photronics, Inc. (a)	100,000	1,768
Sanken Electric Co. Ltd.	498,000	6,548
Trident Microsystems, Inc. (a)	129,774	1,986
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,677
		50,592
Software - 2.0%
Actuate Corp. (a)	100,000	374
Bottomline Technologies, Inc. (a)	500,000	4,800
Concord Communications, Inc. (a)	500,000	5,710
Intellisync Corp. (a)	55,200	140
QAD, Inc. (a)	1,000,000	10,570
TALX Corp. (c)	700,000	16,240
Vastera, Inc. (a)	638,700	2,204
		40,038
TOTAL INFORMATION TECHNOLOGY		492,843
MATERIALS - 6.7%
Chemicals - 0.1%
Olin Corp.	100,000	1,645
OMNOVA Solutions, Inc. (a)	100,000	516
		2,161
Construction Materials - 4.1%
Florida Rock Industries, Inc.	1,929,697	76,703
Martin Marietta Materials, Inc.	79,400	3,401
		80,104
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	152
Metals & Mining - 2.4%
Apex Silver Mines Ltd. (a)	529,000	9,760
Arch Coal, Inc.	100,000	3,250
Cleveland-Cliffs, Inc. (a)	200,000	9,378
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Lionore Mining International Ltd. (a)	500,000	$ 2,299
Oregon Steel Mills, Inc. (a)	200,000	2,254
Steel Dynamics, Inc. (a)	699,917	17,918
Stillwater Mining Co. (a)	174,322	2,641
		47,500
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	1,690
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	1,120
		2,810
TOTAL MATERIALS		132,727
TELECOMMUNICATION SERVICES - 3.7%
Wireless Telecommunication Services - 3.7%
AirGate PCS, Inc. (a)	200,000	3,698
Alamosa Holdings, Inc. (a)	3,524,200	24,846
American Tower Corp. Class A (a)	2,900,000	40,107
Ubiquitel, Inc. (a)	1,000,000	4,230
		72,881
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Sierra Pacific Resources (a)	300,000	2,238
TOTAL COMMON STOCKS (Cost $1,576,143)		1,935,555
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	7,200	13
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $124)		13
Money Market Funds - 4.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b) (Cost $97,161)	97,160,596	$ 97,161
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,673,428)		2,032,729
NET OTHER ASSETS - (3.2)%		(63,763)
NET ASSETS - 100%		$ 1,968,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $595,947,000 and $417,595,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $108,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $136,787,000 of which $122,344,000 and $14,443,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,377) (cost $1,673,428) - See accompanying schedule		$ 2,032,729
Receivable for investments sold		596
Receivable for fund shares sold		3,356
Dividends receivable		275
Interest receivable		81
Prepaid expenses		4
Other receivables		254
Total assets		2,037,295

Liabilities
Payable for investments purchased	$ 1,274
Payable for fund shares redeemed	4,574
Accrued management fee	1,151
Distribution fees payable	914
Other affiliated payables	561
Other payables and accrued expenses	56
Collateral on securities loaned, at value	59,799
Total liabilities		68,329

Net Assets		$ 1,968,966
Net Assets consist of:
Paid in capital		$ 1,648,943
Accumulated net investment loss		(12,037)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,238)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		359,298
Net Assets		$ 1,968,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,509 ÷ 11,459 shares)	$ 21.08

Maximum offering price per share (100/94.25 of $21.08)	$ 22.37
Class T: Net Asset Value and redemption price per share ($991,292 ÷ 47,689 shares)	$ 20.79

Maximum offering price per share (100/96.50 of $20.79)	$ 21.54
Class B: Net Asset Value and offering price per share ($312,371 ÷ 15,467.5 shares) A	$ 20.20

Class C: Net Asset Value and offering price per share ($261,322 ÷ 12,874 shares) A	$ 20.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($162,472 ÷ 7,567 shares)	$ 21.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $50 received from affiliated issuers)		$ 3,102
Interest		229
Security lending		354
Total income		3,685

Expenses
Management fee	$ 6,877
Transfer agent fees	2,998
Distribution fees	5,551
Accounting and security lending fees	319
Non-interested trustees' compensation	4
Custodian fees and expenses	47
Registration fees	82
Audit	24
Legal	2
Miscellaneous	17
Total expenses before reductions	15,921
Expense reductions	(199)	15,722
Net investment income (loss)		(12,037)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(1,039) on sales of investments in affiliated issuers)	111,948
Foreign currency transactions	31
Total net realized gain (loss)		111,979
Change in net unrealized appreciation (depreciation) on: Investment securities	21,821
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		21,820
Net gain (loss)		133,799
Net increase (decrease) in net assets resulting from operations		$ 121,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (12,037)	$ (17,717)
Net realized gain (loss)	111,979	29,296
Change in net unrealized appreciation (depreciation)	21,820	315,794
Net increase (decrease) in net assets resulting from operations	121,762	327,373
Share transactions - net increase (decrease)	153,358	130,866
Total increase (decrease) in net assets	275,120	458,239

Net Assets
Beginning of period	1,693,846	1,235,607
End of period (including accumulated net investment loss of $12,037 and $0, respectively)	$ 1,968,966	$ 1,693,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Income from Investment Operations
Net investment income (loss)E	(.10)	(.16)	(.13)	(.08)	(.12)F	(.09)G
Net realized and unrealized gain (loss)	1.55	4.23	(1.14)	(.56)	(1.69)	7.63
Total from investment operations	1.45	4.07	(1.27)	(.64)	(1.81)	7.54
Distributions from net realized gain	-	-	-	-	(.56)	(.05)
Net asset value, end of period	$ 21.08	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84
Total ReturnB,C,D	7.39%	26.16%	(7.55)%	(3.66)%	(9.59)%	61.19%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.36%A	1.39%	1.41%	1.35%	1.30%	1.36%
Expenses net of voluntary waivers, if any	1.36%A	1.39%	1.41%	1.35%	1.30%	1.36%
Expenses net of all reductions	1.34%A	1.35%	1.38%	1.34%	1.29%	1.33%
Net investment income (loss)	(.95)%A	(.99)%	(.81)%	(.47)%	(.57)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 193	$ 117	$ 105	$ 104	$ 68
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Income from Investment Operations
Net investment income (loss)E	(.12)	(.20)	(.17)	(.12)	(.17)F	(.13)G
Net realized and unrealized gain (loss)	1.53	4.18	(1.13)	(.55)	(1.69)	7.61
Total from investment operations	1.41	3.98	(1.30)	(.67)	(1.86)	7.48
Distributions from net realized gain	-	-	-	-	(.54)	(.05)
Net asset value, end of period	$ 20.79	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77
Total ReturnB,C,D	7.28%	25.84%	(7.78)%	(3.86)%	(9.87)%	60.75%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.58%A	1.63%	1.64%	1.58%	1.53%	1.59%
Expenses net of voluntary waivers, if any	1.58%A	1.63%	1.64%	1.58%	1.53%	1.59%
Expenses net of all reductions	1.56%A	1.59%	1.61%	1.57%	1.53%	1.56%
Net investment income (loss)	(1.17)%A	(1.23)%	(1.04)%	(.69)%	(.80)%	(.77)%
Supplemental Data
Net assets, end of period (in millions)	$ 991	$ 854	$ 612	$ 611	$ 625	$ 458
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Income from Investment Operations
Net investment income (loss)E	(.18)	(.28)	(.25)	(.21)	(.28)F	(.21)G
Net realized and unrealized gain (loss)	1.50	4.07	(1.11)	(.54)	(1.66)	7.58
Total from investment operations	1.32	3.79	(1.36)	(.75)	(1.94)	7.37
Distributions from net realized gain	-	-	-	-	(.49)	(.05)
Net asset value, end of period	$ 20.20	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63
Total ReturnB,C,D	6.99%	25.12%	(8.27)%	(4.36)%	(10.31)%	60.01%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.16%A	2.19%	2.18%	2.12%	2.06%	2.12%
Expenses net of voluntary waivers, if any	2.16%A	2.19%	2.18%	2.12%	2.06%	2.12%
Expenses net of all reductions	2.14%A	2.15%	2.15%	2.10%	2.05%	2.09%
Net investment income (loss)	(1.75)%A	(1.79)%	(1.58)%	(1.23)%	(1.33)%	(1.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 298	$ 246	$ 271	$ 287	$ 200
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Income from Investment Operations
Net investment income (loss)E	(.17)	(.27)	(.25)	(.21)	(.27)F	(.21)G
Net realized and unrealized gain (loss)	1.50	4.09	(1.11)	(.54)	(1.66)	7.60
Total from investment operations	1.33	3.82	(1.36)	(.75)	(1.93)	7.39
Distributions from net realized gain	-	-	-	-	(.49)	(.05)
Net asset value, end of period	$ 20.30	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68
Total ReturnB,C,D	7.01%	25.21%	(8.24)%	(4.35)%	(10.23)%	60.02%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.10%A	2.13%	2.13%	2.07%	2.02%	2.09%
Expenses net of voluntary waivers, if any	2.10%A	2.13%	2.13%	2.07%	2.02%	2.09%
Expenses net of all reductions	2.08%A	2.09%	2.10%	2.05%	2.02%	2.06%
Net investment income (loss)	(1.70)%A	(1.73)%	(1.53)%	(1.18)%	(1.29)%	(1.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 241	$ 190	$ 204	$ 220	$ 160
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Income from Investment Operations
Net investment income (loss)D	(.06)	(.10)	(.07)	(.01)	(.05)E	(.04)F
Net realized and unrealized gain (loss)	1.57	4.30	(1.14)	(.57)	(1.70)	7.63
Total from investment operations	1.51	4.20	(1.21)	(.58)	(1.75)	7.59
Distributions from net realized gain	-	-	-	-	(.59)	(.05)
Net asset value, end of period	$ 21.47	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89
Total ReturnB,C	7.57%	26.65%	(7.13)%	(3.30)%	(9.28)%	61.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	.99%A	.99%	1.00%	.96%	.97%	1.05%
Expenses net of voluntary waivers, if any	.99%A	.99%	1.00%	.96%	.97%	1.05%
Expenses net of all reductions	.97%A	.95%	.97%	.95%	.96%	1.02%
Net investment income (loss)	(.58)%A	(.58)%	(.40)%	(.07)%	(.24)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 108	$ 70	$ 61	$ 59	$ 67
Portfolio turnover rate	45%A	47%	40%	84%	64%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 495,712
Unrealized depreciation	(136,962)
Net unrealized appreciation (depreciation)	$ 358,750
Cost for federal income tax purposes	$ 1,673,979

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 282	$ 5
Class T	.25%	.25%	2,384	20
Class B	.75%	.25%	1,582	1,187
Class C	.75%	.25%	1,303	226
			$ 5,551	$ 1,438

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 157
Class T	51
Class B*	307
Class C*	13
$ 528

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 370	.33*
Class T	1,441	.30*
Class B	610	.39*
Class C	426	.33*
Institutional Class	151	.22*
	$ 2,998

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $477 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $198 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	3,149	4,570	$ 66,034	$ 73,834
Shares redeemed	(1,534)	(2,276)	(32,256)	(36,438)
Net increase (decrease)	1,615	2,294	$ 33,778	$ 37,396
Class T
Shares sold	10,985	16,218	$ 227,548	$ 265,263
Shares redeemed	(7,365)	(11,915)	(151,699)	(188,793)
Net increase (decrease)	3,620	4,303	$ 75,849	$ 76,470
Class B
Shares sold	1,149	2,644	$ 23,086	$ 41,859
Shares redeemed	(1,446)	(3,151)	(28,972)	(47,247)
Net increase (decrease)	(297)	(507)	$ (5,886)	$ (5,388)
Class C
Shares sold	1,657	3,160	$ 33,502	$ 50,857
Shares redeemed	(1,466)	(3,035)	(29,633)	(46,100)
Net increase (decrease)	191	125	$ 3,869	$ 4,757
Institutional Class
Shares sold	3,094	2,034	$ 65,945	$ 34,701
Shares redeemed	(950)	(1,051)	(20,197)	(17,070)
Net increase (decrease)	2,144	983	$ 45,748	$ 17,631

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ -	$ 3,258	$ -	$ -	$ 3,734
Capital Lease Funding, Inc.	-	28,497	-	-	23,034
Golden State Vintners, Inc. Class B	1,173	-	-	-	3,092
MarineMax, Inc.	17,497	3,830	-	-	29,872
MPS Group, Inc.	56,856	-	925	-	67,366
RadiSys Corp.	21,166	-	-	-	19,164
Robert Mondavi Corp. Class A.	20,997	-	7,471	-	13,925
TALX Corp.	13,100	4,833	-	50	16,240
United Natural Foods, Inc.	-	65,366	-	-	72,167
Waste Connections, Inc.	50,960	8,098	3,608	-	62,785
TOTALS	$ 181,749	$ 113,882	$ 12,004	$ 50	$ 311,379

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCFI-SANN-0704
1.721219.105

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.0	4.0
Microsoft Corp.	2.7	3.9
Intel Corp.	2.2	2.8
Cisco Systems, Inc.	2.2	1.8
Dell, Inc.	1.9	1.8
Johnson & Johnson	1.8	2.7
International Business Machines Corp.	1.6	0.1
American International Group, Inc.	1.6	1.5
Home Depot, Inc.	1.6	1.3
QUALCOMM, Inc.	1.3	0.6
	21.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.0	40.9
Health Care	20.3	17.3
Consumer Discretionary	11.0	11.6
Financials	9.4	10.8
Industrials	7.3	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 98.4%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	11.4%	** Foreign investments	11.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 0.8%
Hilton Group PLC	1,891,292	$ 9,199
McDonald's Corp.	1,457,200	38,470
Rank Group PLC	1,223,289	6,909
Starbucks Corp. (a)	696,800	28,318
		82,896
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	830,900	73,784
InterActiveCorp (a)	1,566,316	48,963
		122,747
Media - 3.9%
E.W. Scripps Co. Class A	433,400	46,096
Fox Entertainment Group, Inc. Class A (a)	1,951,600	52,596
Lamar Advertising Co. Class A (a)	1,247,500	50,985
News Corp. Ltd.:
ADR	589,200	21,700
sponsored ADR	322,711	10,992
Pixar (a)	464,527	31,518
SBS Broadcasting SA (a)	195,500	6,129
The DIRECTV Group, Inc. (a)	1,042,909	18,366
Time Warner, Inc. (a)	2,264,700	38,590
Univision Communications, Inc. Class A (a)	1,805,300	58,763
Viacom, Inc. Class B (non-vtg.)	1,251,485	46,167
Walt Disney Co.	1,851,000	43,443
		425,345
Multiline Retail - 0.7%
Nordstrom, Inc.	856,100	34,715
Saks, Inc.	2,510,900	37,689
		72,404
Specialty Retail - 4.2%
Best Buy Co., Inc.	1,819,900	96,018
Circuit City Stores, Inc.	3,204,100	38,353
Foot Locker, Inc.	960,920	22,678
Gap, Inc.	3,286,600	79,371
Home Depot, Inc.	4,655,350	167,220
Staples, Inc.	1,616,700	44,589
Weight Watchers International, Inc. (a)	76,500	2,666
		450,895
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	473,500	$ 33,690
TOTAL CONSUMER DISCRETIONARY		1,187,977
CONSUMER STAPLES - 4.6%
Beverages - 1.5%
PepsiCo, Inc.	2,375,585	126,785
The Coca-Cola Co.	752,400	38,636
		165,421
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	1,868,100	104,109
Walgreen Co.	614,400	21,510
		125,619
Food Products - 0.4%
Bunge Ltd.	274,400	10,191
Smithfield Foods, Inc. (a)	1,051,300	30,477
		40,668
Household Products - 1.1%
Colgate-Palmolive Co.	885,600	50,656
Procter & Gamble Co.	624,840	67,370
		118,026
Personal Products - 0.5%
Gillette Co.	1,156,400	49,829
TOTAL CONSUMER STAPLES		499,563
ENERGY - 4.5%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,998,630	68,013
BJ Services Co. (a)	334,940	14,031
Cooper Cameron Corp. (a)	594,100	27,548
ENSCO International, Inc.	767,900	20,457
Global Industries Ltd. (a)	778,600	4,236
Grant Prideco, Inc. (a)	541,100	8,392
Halliburton Co.	3,043,100	88,372
National-Oilwell, Inc. (a)	1,045,700	28,945
Rowan Companies, Inc. (a)	1,167,392	25,659
Schlumberger Ltd. (NY Shares)	1,331,100	76,099
Smith International, Inc. (a)	450,700	22,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	1,002,900	$ 26,808
Varco International, Inc. (a)	1,296,100	26,181
Weatherford International Ltd. (a)	752,500	31,236
		468,480
Oil & Gas - 0.2%
YUKOS Corp. sponsored ADR	691,788	21,307
TOTAL ENERGY		489,787
FINANCIALS - 9.4%
Capital Markets - 1.6%
Ameritrade Holding Corp. (a)	1,375,000	16,349
E*TRADE Financial Corp. (a)	3,055,300	34,861
Goldman Sachs Group, Inc.	520,400	48,871
Merrill Lynch & Co., Inc.	437,300	24,839
Morgan Stanley	448,600	24,005
Nomura Holdings, Inc.	1,840,000	28,336
		177,261
Commercial Banks - 1.4%
Bank One Corp.	1,262,500	61,168
Fifth Third Bancorp	951,300	51,646
UCBH Holdings, Inc.	997,400	37,841
		150,655
Consumer Finance - 2.2%
American Express Co.	2,474,212	125,443
Capital One Financial Corp.	589,000	41,265
MBNA Corp.	2,514,270	63,862
SLM Corp.	409,200	15,685
		246,255
Diversified Financial Services - 0.5%
Citigroup, Inc.	1,120,123	52,007
Insurance - 2.8%
ACE Ltd.	911,700	37,544
AFLAC, Inc.	1,556,900	63,210
American International Group, Inc.	2,383,499	174,710
XL Capital Ltd. Class A	350,200	26,142
		301,606
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	825,600	$ 55,893
Freddie Mac	338,700	19,777
New York Community Bancorp, Inc.	870,500	20,387
		96,057
TOTAL FINANCIALS		1,023,841
HEALTH CARE - 20.3%
Biotechnology - 3.6%
Biogen Idec, Inc. (a)	509,400	31,659
Cephalon, Inc. (a)	570,900	30,754
CSL Ltd.	918,937	15,117
Digene Corp. (a)	230,574	8,995
Eyetech Pharmaceuticals, Inc.	254,900	11,297
Genentech, Inc. (a)	1,547,600	92,562
Genzyme Corp. - General Division (a)	794,800	34,637
Gilead Sciences, Inc. (a)	260,600	17,059
IDEXX Laboratories, Inc. (a)	218,000	14,331
ImClone Systems, Inc. (a)	292,800	21,667
Ligand Pharmaceuticals, Inc. Class B (a)	867,300	17,728
MedImmune, Inc. (a)	467,500	11,253
Millennium Pharmaceuticals, Inc. (a)	2,482,671	37,017
ONYX Pharmaceuticals, Inc. (a)	116,900	5,491
OSI Pharmaceuticals, Inc. (a)	209,500	17,171
QLT, Inc. (a)	404,200	9,355
Tanox, Inc. (a)	1,042,800	17,175
		393,268
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	992,200	77,848
Bausch & Lomb, Inc.	172,100	10,502
Baxter International, Inc.	1,928,100	60,619
Becton, Dickinson & Co.	1,069,100	53,797
C.R. Bard, Inc.	190,500	21,368
Dade Behring Holdings, Inc. (a)	198,900	8,881
Medtronic, Inc.	2,498,300	119,669
Respironics, Inc. (a)	240,800	12,808
St. Jude Medical, Inc. (a)	1,045,200	79,707
		445,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	508,600	$ 33,186
WebMD Corp. (a)	1,300,100	11,519
		44,705
Pharmaceuticals - 12.2%
Abbott Laboratories	2,206,400	90,926
Allergan, Inc.	541,900	48,175
Barr Pharmaceuticals, Inc. (a)	1,854,350	80,887
Elan Corp. PLC sponsored ADR (a)	1,650,100	38,761
Eli Lilly & Co.	924,230	68,088
Johnson & Johnson	3,467,080	193,151
Merck & Co., Inc.	1,115,500	52,763
Pfizer, Inc.	15,208,835	537,480
Schering-Plough Corp.	6,503,600	109,911
Wyeth	2,777,860	100,003
		1,320,145
TOTAL HEALTH CARE		2,203,317
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.8%
Boeing Co.	1,620,900	74,237
Bombardier, Inc. Class B (sub. vtg.)	8,513,600	28,578
EADS NV	1,752,400	43,195
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,163,100	29,613
General Dynamics Corp.	359,800	34,408
Goodrich Corp.	1,189,020	33,328
Honeywell International, Inc.	320,300	10,794
Lockheed Martin Corp.	248,380	12,305
Precision Castparts Corp.	822,100	38,548
		305,006
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	1,019,600	31,292
Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	440,200	10,600
Monster Worldwide, Inc. (a)	1,190,659	30,136
Robert Half International, Inc.	2,066,300	57,815
		98,551
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	$ 0
Industrial Conglomerates - 3.1%
3M Co.	1,292,200	109,268
General Electric Co.	3,744,170	116,519
Siemens AG sponsored ADR	437,800	30,996
Tyco International Ltd.	2,556,200	78,705
		335,488
Machinery - 0.2%
Joy Global, Inc.	554,549	15,250
TOTAL INDUSTRIALS		785,587
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 10.7%
3Com Corp. (a)	6,198,600	40,105
Alcatel SA sponsored ADR (a)	3,326,700	47,938
Alvarion Ltd. (a)	1,225,500	13,958
Andrew Corp. (a)	623,100	12,244
Avaya, Inc. (a)	3,481,100	55,106
Brocade Communications Systems, Inc. (a)	7,234,300	43,333
CIENA Corp. (a)	6,077,700	21,880
Cisco Systems, Inc. (a)	10,529,700	233,233
Corning, Inc. (a)	9,400	116
Extreme Networks, Inc. (a)	2,098,700	11,165
F5 Networks, Inc. (a)	378,700	11,244
Foundry Networks, Inc. (a)	3,083,100	38,045
Harris Corp.	1,757,400	81,262
Juniper Networks, Inc. (a)	1,970,800	41,209
Lucent Technologies, Inc. (a)	9,148,600	32,661
Motorola, Inc.	5,524,450	109,218
Nortel Networks Corp. (a)	17,203,700	65,890
QLogic Corp. (a)	487,000	14,951
QUALCOMM, Inc.	2,148,300	144,086
Research in Motion Ltd. (a)	83,100	9,966
Scientific-Atlanta, Inc.	1,761,700	60,638
Telefonaktiebolaget LM Ericsson ADR (a)	2,373,500	66,339
		1,154,587
Computers & Peripherals - 6.1%
Dell, Inc. (a)	5,913,100	208,023
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Diebold, Inc.	339,300	$ 16,670
EMC Corp. (a)	5,853,500	65,793
International Business Machines Corp.	1,973,630	174,844
Lexmark International, Inc. Class A (a)	673,000	63,477
Network Appliance, Inc. (a)	2,546,010	50,411
Quanta Computer, Inc.	15,801,000	36,041
Sun Microsystems, Inc. (a)	9,829,100	41,577
UNOVA, Inc. (a)	531,800	9,227
		666,063
Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)	808,370	20,775
Amphenol Corp. Class A (a)	1,365,818	44,526
Arrow Electronics, Inc. (a)	433,300	11,799
Celestica, Inc. (sub. vtg.) (a)	556,470	10,316
Flextronics International Ltd. (a)	2,751,100	48,309
Hon Hai Precision Industries Co. Ltd.	5,601,000	22,945
Mettler-Toledo International, Inc. (a)	199,500	9,253
Molex, Inc.	344,600	10,117
National Instruments Corp.	1,633,989	52,663
Sanmina-SCI Corp. (a)	4,766,500	50,430
Solectron Corp. (a)	6,407,200	35,240
Thermo Electron Corp. (a)	894,800	27,542
Waters Corp. (a)	1,392,900	64,185
		408,100
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	2,174,890	21,836
Openwave Systems, Inc. (a)	1,795,900	20,060
Yahoo!, Inc. (a)	2,698,796	82,745
		124,641
IT Services - 1.1%
BearingPoint, Inc. (a)	3,197,954	27,438
First Data Corp.	2,226,300	96,377
		123,815
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	79,600	6,438
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	1,004,300	15,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Agere Systems, Inc.:
Class A (a)	8,747,650	$ 22,219
Class B (a)	7,123,641	17,453
Altera Corp. (a)	2,555,800	58,502
Analog Devices, Inc.	1,341,000	65,910
Applied Materials, Inc. (a)	1,519,800	30,335
ASML Holding NV (NY Shares) (a)	4,079,224	71,835
Broadcom Corp. Class A (a)	1,383,200	58,385
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,684,400	22,629
Integrated Circuit Systems, Inc. (a)	1,614,241	44,327
Intel Corp.	8,216,400	234,578
Intersil Corp. Class A	2,172,936	46,175
KLA-Tencor Corp. (a)	950,600	45,800
Lam Research Corp. (a)	2,012,600	50,577
LSI Logic Corp. (a)	3,107,800	25,484
MediaTek, Inc.	2,251,000	21,618
Microchip Technology, Inc.	699,300	22,175
PMC-Sierra, Inc. (a)	2,588,000	36,491
Samsung Electronics Co. Ltd.	114,860	51,290
Semiconductor Manufacturing International Corp. sponsored ADR	1,500,240	18,603
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,045,418	51,211
Teradyne, Inc. (a)	2,518,600	56,140
Texas Instruments, Inc.	1,626,500	42,468
Tokyo Electron Ltd.	597,200	34,120
United Microelectronics Corp. sponsored ADR (a)	6,648,274	33,241
Xilinx, Inc.	1,330,900	48,551
		1,225,734
Software - 5.8%
Adobe Systems, Inc.	448,333	20,009
Cadence Design Systems, Inc. (a)	2,956,500	40,918
Compuware Corp. (a)	3,236,744	25,732
Electronic Arts, Inc. (a)	242,069	12,304
Microsoft Corp.	11,082,944	292,036
Novell, Inc. (a)	1,976,600	18,007
SAP AG sponsored ADR	1,297,600	52,423
Symantec Corp. (a)	724,536	33,184
Synopsys, Inc. (a)	1,567,758	46,406
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	1,145,300	$ 34,096
VERITAS Software Corp. (a)	1,962,668	52,207
		627,322
TOTAL INFORMATION TECHNOLOGY		4,336,700
MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	314,100	15,696
Dow Chemical Co.	282,500	11,272
Lyondell Chemical Co.	1,667,040	27,540
		54,508
Construction Materials - 0.0%
Lafarge North America, Inc.	6	0
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,024,900	15,199
Metals & Mining - 0.3%
Arch Coal, Inc.	389,000	12,643
CONSOL Energy, Inc.	205,200	6,330
Massey Energy Co.	703,200	17,313
		36,286
TOTAL MATERIALS		105,993
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	1,384,800	32,030
TOTAL COMMON STOCKS (Cost $9,697,323)		10,664,795
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	72,500	132
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	664,000	$ 2,324
TOTAL PREFERRED STOCKS (Cost $4,902)		2,456
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,510	2,126
TOTAL CONVERTIBLE BONDS (Cost $1,510)		2,126
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	132,939,423	132,939
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	72,838,044	72,838
TOTAL MONEY MARKET FUNDS (Cost $205,777)		205,777
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $9,909,512)		10,875,154
NET OTHER ASSETS - (0.3)%		(34,678)
NET ASSETS - 100%		$ 10,840,476
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,126,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,456,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Taiwan	1.5%
Canada	1.2%
Netherlands	1.1%
Others (individually less than 1%)	7.6%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $4,186,120,000 and $4,037,279,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $438,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $43,468,000. The weighted average interest rate was 1.14%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $4,048,730,000 of which $1,812,753,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,368) (cost $9,909,512) - See accompanying schedule		$ 10,875,154
Receivable for investments sold		42,708
Receivable for fund shares sold		83,876
Dividends receivable		9,816
Interest receivable		81
Prepaid expenses		29
Receivable from investment adviser for expense reductions		44
Other affiliated receivables		33
Other receivables		1,374
Total assets		11,013,115

Liabilities
Payable for investments purchased	$ 68,988
Payable for fund shares redeemed	19,419
Accrued management fee	5,037
Distribution fees payable	3,809
Other affiliated payables	2,399
Other payables and accrued expenses	149
Collateral on securities loaned, at value	72,838
Total liabilities		172,639

Net Assets		$ 10,840,476
Net Assets consist of:
Paid in capital		$ 13,235,479
Accumulated net investment loss		(22,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,337,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		965,676
Net Assets		$ 10,840,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($936,497 ÷ 21,229 shares)	$ 44.11

Maximum offering price per share (100/94.25 of $44.11)	$ 46.80
Class T: Net Asset Value and redemption price per share ($5,489,637 ÷ 123,818 shares)	$ 44.34

Maximum offering price per share (100/96.50 of $44.34)	$ 45.95
Class B: Net Asset Value and offering price per share ($1,157,527 ÷ 27,565 shares) A	$ 41.99

Class C: Net Asset Value and offering price per share ($548,608 ÷ 12,869 shares) A	$ 42.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,708,207 ÷ 58,312 shares)	$ 46.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 38,759
Special Dividends		5,022
Interest		416
Security lending		364
Total income		44,561

Expenses
Management fee	$ 31,285
Transfer agent fees	12,859
Distribution fees	24,010
Accounting and security lending fees	669
Non-interested trustees' compensation	25
Appreciation in trustee deferred compensation account	18
Custodian fees and expenses	214
Registration fees	275
Audit	52
Legal	19
Interest	1
Miscellaneous	80
Total expenses before reductions	69,507
Expense reductions	(1,977)	67,530
Net investment income (loss)		(22,969)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	834,034
Foreign currency transactions	(9)
Total net realized gain (loss)		834,025
Change in net unrealized appreciation (depreciation) on: Investment securities	(572,433)
Assets and liabilities in foreign currencies	37
Total change in net unrealized appreciation (depreciation)		(572,396)
Net gain (loss)		261,629
Net increase (decrease) in net assets resulting from operations		$ 238,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,969)	$ (26,886)
Net realized gain (loss)	834,025	481,363
Change in net unrealized appreciation (depreciation)	(572,396)	1,059,934
Net increase (decrease) in net assets resulting from operations	238,660	1,514,411
Share transactions - net increase (decrease)	238,334	(113,922)
Total increase (decrease) in net assets	476,994	1,400,489

Net Assets
Beginning of period	10,363,482	8,962,993
End of period (including accumulated net investment loss of $22,969 and $0, respectively)	$ 10,840,476	$ 10,363,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Income from Investment Operations
Net investment income (loss) E	(.07) F	(.06)	(.12)	(.11)	(.26)	(.14)
Net realized and unrealized gain (loss)	1.13	6.69	(11.43)	(10.63)	(1.18)	18.28
Total from investment operations	1.06	6.63	(11.55)	(10.74)	(1.44)	18.14
Distributions from net realized gain	-	-	-	(3.45)	(5.66)	(7.02)
Net asset value, end of period	$ 44.11	$ 43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26
Total Return B,C,D	2.46%	18.20%	(24.08)%	(18.27)%	(2.63)%	34.67%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.18%	1.20%	1.12%	1.08%	1.09%
Expenses net of voluntary waivers, if any	1.14% A	1.18%	1.20%	1.12%	1.08%	1.09%
Expenses net of all reductions	1.11% A	1.14%	1.12%	1.09%	1.06%	1.08%
Net investment income (loss)	(.29)% A	(.17)%	(.29)%	(.20)%	(.37)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 770	$ 560	$ 613	$ 656	$ 403
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Income from Investment Operations
Net investment income (loss) E	(.11) F	(.13)	(.19)	(.20)	(.41)	(.27)
Net realized and unrealized gain (loss)	1.14	6.73	(11.52)	(10.81)	(1.19)	18.49
Total from investment operations	1.03	6.60	(11.71)	(11.01)	(1.60)	18.22
Distributions from net realized gain	-	-	-	(3.45)	(5.47)	(6.86)
Net asset value, end of period	$ 44.34	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95
Total ReturnB,C,D	2.38%	17.98%	(24.18)%	(18.51)%	(2.83)%	34.44%
Ratios to Average Net Assets G
Expenses before expense reductions	1.32% A	1.36%	1.36%	1.29%	1.28%	1.29%
Expenses net of voluntary waivers, if any	1.32% A	1.36%	1.36%	1.29%	1.28%	1.29%
Expenses net of all reductions	1.29% A	1.32%	1.28%	1.26%	1.26%	1.28%
Net investment income (loss)	(.47)% A	(.35)%	(.45)%	(.37)%	(.57)%	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,490	$ 5,425	$ 4,792	$ 7,120	$ 9,169	$ 8,047
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Income from Investment Operations
Net investment income (loss) E	(.23) F	(.33)	(.42)	(.50)	(.79)	(.60)
Net realized and unrealized gain (loss)	1.07	6.40	(11.05)	(10.43)	(1.11)	18.08
Total from investment operations	.84	6.07	(11.47)	(10.93)	(1.90)	17.48
Distributions from net realized gain	-	-	-	(3.45)	(5.36)	(6.79)
Net asset value, end of period	$ 41.99	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19
Total Return B, C, D	2.04%	17.30%	(24.64)%	(18.99)%	(3.37)%	33.69%
Ratios to Average Net Assets G
Expenses before expense reductions	2.00% A	2.03%	1.99%	1.90%	1.84%	1.85%
Expenses net of voluntary waivers, if any	1.95% A	1.95%	1.95%	1.90%	1.84%	1.85%
Expenses net of all reductions	1.92% A	1.91%	1.88%	1.87%	1.83%	1.84%
Net investment income (loss)	(1.10)% A	(.94)%	(1.05)%	(.98)%	(1.14)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,158	$ 1,205	$ 1,135	$ 1,775	$ 2,269	$ 1,396
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Income from Investment Operations
Net investment income (loss) E	(.23) F	(.34)	(.41)	(.47)	(.78)	(.60)
Net realized and unrealized gain (loss)	1.09	6.50	(11.21)	(10.60)	(1.13)	18.32
Total from investment operations	.86	6.16	(11.62)	(11.07)	(1.91)	17.72
Distributions from net realized gain	-	-	-	(3.45)	(5.41)	(6.89)
Net asset value, end of period	$ 42.63	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07
Total Return B, C, D	2.06%	17.30%	(24.60)%	(18.97)%	(3.34)%	33.72%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94%	1.92%	1.84%	1.81%	1.82%
Expenses net of voluntary waivers, if any	1.92% A	1.94%	1.92%	1.84%	1.81%	1.82%
Expenses net of all reductions	1.89% A	1.90%	1.85%	1.81%	1.80%	1.81%
Net investment income (loss)	(1.07)% A	(.93)%	(1.02)%	(.92)%	(1.11)%	(.96)%
Supplemental Data
Net assets, end of period (in millions)	$ 549	$ 547	$ 504	$ 757	$ 901	$ 436
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Income from Investment Operations
Net investment income (loss) D	.02 E	.10	.06	.09	(.05)	.05
Net realized and unrealized gain (loss)	1.18	7.03	(11.92)	(11.10)	(1.24)	18.86
Total from investment operations	1.20	7.13	(11.86)	(11.01)	(1.29)	18.91
Distributions from net realized gain	-	-	-	(3.45)	(5.77)	(7.13)
Net asset value, end of period	$ 46.44	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49
Total Return B, C	2.65%	18.71%	(23.73)%	(18.04)%	(2.33)%	35.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.76%	.76%	.75%	.77%	.78%
Expenses net of voluntary waivers, if any	.76% A	.76%	.76%	.75%	.77%	.78%
Expenses net of all reductions	.72% A	.72%	.68%	.72%	.75%	.77%
Net investment income (loss)	.10% A	.25%	.15%	.17%	(.06)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 2,708	$ 2,417	$ 1,972	$ 1,941	$ 1,745	$ 1,448
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,393,104
Unrealized depreciation	(535,651)
Net unrealized appreciation (depreciation)	$ 857,453
Cost for federal income tax purposes	$ 10,017,701

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,043	$ 10
Class T	.25%	.25%	14,046	103
Class B	.75%	.25%	6,096	4,573
Class C	.75%	.25%	2,825	317
			$ 24,010	$ 5,003

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 209
Class T	130
Class B*	1,325
Class C*	16
$ 1,680

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,217	.29*
Class T	6,271	.22*
Class B	2,443	.40*
Class C	891	.32*
Institutional Class	2,037	.15*
	$ 12,859

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $393 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95%	$ 308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,669 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	5,996	6,646	$ 267,336	$ 249,618
Shares redeemed	(2,645)	(4,154)	(118,396)	(152,760)
Net increase (decrease)	3,351	2,492	$ 148,940	$ 96,858
Class T
Shares sold	16,217	30,932	$ 732,536	$ 1,159,909
Shares redeemed	(17,666)	(36,220)	(794,317)	(1,323,336)
Net increase (decrease)	(1,449)	(5,288)	$ (61,781)	$ (163,427)
Class B
Shares sold	1,117	2,472	$ 47,879	$ 88,410
Shares redeemed	(2,825)	(5,556)	(120,395)	(191,338)
Net increase (decrease)	(1,708)	(3,084)	$ (72,516)	$ (102,928)
Class C
Shares sold	1,351	2,439	$ 58,731	$ 89,051
Shares redeemed	(1,569)	(3,501)	(67,816)	(123,381)
Net increase (decrease)	(218)	(1,062)	$ (9,085)	$ (34,330)
Institutional Class
Shares sold	11,643	21,752	$ 550,179	$ 832,963
Shares redeemed	(6,760)	(20,057)	(317,403)	(743,058)
Net increase (decrease)	4,883	1,695	$ 232,776	$ 89,905

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
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Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
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Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EPGI-SANN-0704
1.704748.106

Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.0	4.0
Microsoft Corp.	2.7	3.9
Intel Corp.	2.2	2.8
Cisco Systems, Inc.	2.2	1.8
Dell, Inc.	1.9	1.8
Johnson & Johnson	1.8	2.7
International Business Machines Corp.	1.6	0.1
American International Group, Inc.	1.6	1.5
Home Depot, Inc.	1.6	1.3
QUALCOMM, Inc.	1.3	0.6
	21.9
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.0	40.9
Health Care	20.3	17.3
Consumer Discretionary	11.0	11.6
Financials	9.4	10.8
Industrials	7.3	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 98.4%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	11.4%	** Foreign investments	11.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 0.8%
Hilton Group PLC	1,891,292	$ 9,199
McDonald's Corp.	1,457,200	38,470
Rank Group PLC	1,223,289	6,909
Starbucks Corp. (a)	696,800	28,318
		82,896
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	830,900	73,784
InterActiveCorp (a)	1,566,316	48,963
		122,747
Media - 3.9%
E.W. Scripps Co. Class A	433,400	46,096
Fox Entertainment Group, Inc. Class A (a)	1,951,600	52,596
Lamar Advertising Co. Class A (a)	1,247,500	50,985
News Corp. Ltd.:
ADR	589,200	21,700
sponsored ADR	322,711	10,992
Pixar (a)	464,527	31,518
SBS Broadcasting SA (a)	195,500	6,129
The DIRECTV Group, Inc. (a)	1,042,909	18,366
Time Warner, Inc. (a)	2,264,700	38,590
Univision Communications, Inc. Class A (a)	1,805,300	58,763
Viacom, Inc. Class B (non-vtg.)	1,251,485	46,167
Walt Disney Co.	1,851,000	43,443
		425,345
Multiline Retail - 0.7%
Nordstrom, Inc.	856,100	34,715
Saks, Inc.	2,510,900	37,689
		72,404
Specialty Retail - 4.2%
Best Buy Co., Inc.	1,819,900	96,018
Circuit City Stores, Inc.	3,204,100	38,353
Foot Locker, Inc.	960,920	22,678
Gap, Inc.	3,286,600	79,371
Home Depot, Inc.	4,655,350	167,220
Staples, Inc.	1,616,700	44,589
Weight Watchers International, Inc. (a)	76,500	2,666
		450,895
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	473,500	$ 33,690
TOTAL CONSUMER DISCRETIONARY		1,187,977
CONSUMER STAPLES - 4.6%
Beverages - 1.5%
PepsiCo, Inc.	2,375,585	126,785
The Coca-Cola Co.	752,400	38,636
		165,421
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	1,868,100	104,109
Walgreen Co.	614,400	21,510
		125,619
Food Products - 0.4%
Bunge Ltd.	274,400	10,191
Smithfield Foods, Inc. (a)	1,051,300	30,477
		40,668
Household Products - 1.1%
Colgate-Palmolive Co.	885,600	50,656
Procter & Gamble Co.	624,840	67,370
		118,026
Personal Products - 0.5%
Gillette Co.	1,156,400	49,829
TOTAL CONSUMER STAPLES		499,563
ENERGY - 4.5%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,998,630	68,013
BJ Services Co. (a)	334,940	14,031
Cooper Cameron Corp. (a)	594,100	27,548
ENSCO International, Inc.	767,900	20,457
Global Industries Ltd. (a)	778,600	4,236
Grant Prideco, Inc. (a)	541,100	8,392
Halliburton Co.	3,043,100	88,372
National-Oilwell, Inc. (a)	1,045,700	28,945
Rowan Companies, Inc. (a)	1,167,392	25,659
Schlumberger Ltd. (NY Shares)	1,331,100	76,099
Smith International, Inc. (a)	450,700	22,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	1,002,900	$ 26,808
Varco International, Inc. (a)	1,296,100	26,181
Weatherford International Ltd. (a)	752,500	31,236
		468,480
Oil & Gas - 0.2%
YUKOS Corp. sponsored ADR	691,788	21,307
TOTAL ENERGY		489,787
FINANCIALS - 9.4%
Capital Markets - 1.6%
Ameritrade Holding Corp. (a)	1,375,000	16,349
E*TRADE Financial Corp. (a)	3,055,300	34,861
Goldman Sachs Group, Inc.	520,400	48,871
Merrill Lynch & Co., Inc.	437,300	24,839
Morgan Stanley	448,600	24,005
Nomura Holdings, Inc.	1,840,000	28,336
		177,261
Commercial Banks - 1.4%
Bank One Corp.	1,262,500	61,168
Fifth Third Bancorp	951,300	51,646
UCBH Holdings, Inc.	997,400	37,841
		150,655
Consumer Finance - 2.2%
American Express Co.	2,474,212	125,443
Capital One Financial Corp.	589,000	41,265
MBNA Corp.	2,514,270	63,862
SLM Corp.	409,200	15,685
		246,255
Diversified Financial Services - 0.5%
Citigroup, Inc.	1,120,123	52,007
Insurance - 2.8%
ACE Ltd.	911,700	37,544
AFLAC, Inc.	1,556,900	63,210
American International Group, Inc.	2,383,499	174,710
XL Capital Ltd. Class A	350,200	26,142
		301,606
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	825,600	$ 55,893
Freddie Mac	338,700	19,777
New York Community Bancorp, Inc.	870,500	20,387
		96,057
TOTAL FINANCIALS		1,023,841
HEALTH CARE - 20.3%
Biotechnology - 3.6%
Biogen Idec, Inc. (a)	509,400	31,659
Cephalon, Inc. (a)	570,900	30,754
CSL Ltd.	918,937	15,117
Digene Corp. (a)	230,574	8,995
Eyetech Pharmaceuticals, Inc.	254,900	11,297
Genentech, Inc. (a)	1,547,600	92,562
Genzyme Corp. - General Division (a)	794,800	34,637
Gilead Sciences, Inc. (a)	260,600	17,059
IDEXX Laboratories, Inc. (a)	218,000	14,331
ImClone Systems, Inc. (a)	292,800	21,667
Ligand Pharmaceuticals, Inc. Class B (a)	867,300	17,728
MedImmune, Inc. (a)	467,500	11,253
Millennium Pharmaceuticals, Inc. (a)	2,482,671	37,017
ONYX Pharmaceuticals, Inc. (a)	116,900	5,491
OSI Pharmaceuticals, Inc. (a)	209,500	17,171
QLT, Inc. (a)	404,200	9,355
Tanox, Inc. (a)	1,042,800	17,175
		393,268
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	992,200	77,848
Bausch & Lomb, Inc.	172,100	10,502
Baxter International, Inc.	1,928,100	60,619
Becton, Dickinson & Co.	1,069,100	53,797
C.R. Bard, Inc.	190,500	21,368
Dade Behring Holdings, Inc. (a)	198,900	8,881
Medtronic, Inc.	2,498,300	119,669
Respironics, Inc. (a)	240,800	12,808
St. Jude Medical, Inc. (a)	1,045,200	79,707
		445,199
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	508,600	$ 33,186
WebMD Corp. (a)	1,300,100	11,519
		44,705
Pharmaceuticals - 12.2%
Abbott Laboratories	2,206,400	90,926
Allergan, Inc.	541,900	48,175
Barr Pharmaceuticals, Inc. (a)	1,854,350	80,887
Elan Corp. PLC sponsored ADR (a)	1,650,100	38,761
Eli Lilly & Co.	924,230	68,088
Johnson & Johnson	3,467,080	193,151
Merck & Co., Inc.	1,115,500	52,763
Pfizer, Inc.	15,208,835	537,480
Schering-Plough Corp.	6,503,600	109,911
Wyeth	2,777,860	100,003
		1,320,145
TOTAL HEALTH CARE		2,203,317
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.8%
Boeing Co.	1,620,900	74,237
Bombardier, Inc. Class B (sub. vtg.)	8,513,600	28,578
EADS NV	1,752,400	43,195
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,163,100	29,613
General Dynamics Corp.	359,800	34,408
Goodrich Corp.	1,189,020	33,328
Honeywell International, Inc.	320,300	10,794
Lockheed Martin Corp.	248,380	12,305
Precision Castparts Corp.	822,100	38,548
		305,006
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	1,019,600	31,292
Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	440,200	10,600
Monster Worldwide, Inc. (a)	1,190,659	30,136
Robert Half International, Inc.	2,066,300	57,815
		98,551
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	$ 0
Industrial Conglomerates - 3.1%
3M Co.	1,292,200	109,268
General Electric Co.	3,744,170	116,519
Siemens AG sponsored ADR	437,800	30,996
Tyco International Ltd.	2,556,200	78,705
		335,488
Machinery - 0.2%
Joy Global, Inc.	554,549	15,250
TOTAL INDUSTRIALS		785,587
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 10.7%
3Com Corp. (a)	6,198,600	40,105
Alcatel SA sponsored ADR (a)	3,326,700	47,938
Alvarion Ltd. (a)	1,225,500	13,958
Andrew Corp. (a)	623,100	12,244
Avaya, Inc. (a)	3,481,100	55,106
Brocade Communications Systems, Inc. (a)	7,234,300	43,333
CIENA Corp. (a)	6,077,700	21,880
Cisco Systems, Inc. (a)	10,529,700	233,233
Corning, Inc. (a)	9,400	116
Extreme Networks, Inc. (a)	2,098,700	11,165
F5 Networks, Inc. (a)	378,700	11,244
Foundry Networks, Inc. (a)	3,083,100	38,045
Harris Corp.	1,757,400	81,262
Juniper Networks, Inc. (a)	1,970,800	41,209
Lucent Technologies, Inc. (a)	9,148,600	32,661
Motorola, Inc.	5,524,450	109,218
Nortel Networks Corp. (a)	17,203,700	65,890
QLogic Corp. (a)	487,000	14,951
QUALCOMM, Inc.	2,148,300	144,086
Research in Motion Ltd. (a)	83,100	9,966
Scientific-Atlanta, Inc.	1,761,700	60,638
Telefonaktiebolaget LM Ericsson ADR (a)	2,373,500	66,339
		1,154,587
Computers & Peripherals - 6.1%
Dell, Inc. (a)	5,913,100	208,023
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Diebold, Inc.	339,300	$ 16,670
EMC Corp. (a)	5,853,500	65,793
International Business Machines Corp.	1,973,630	174,844
Lexmark International, Inc. Class A (a)	673,000	63,477
Network Appliance, Inc. (a)	2,546,010	50,411
Quanta Computer, Inc.	15,801,000	36,041
Sun Microsystems, Inc. (a)	9,829,100	41,577
UNOVA, Inc. (a)	531,800	9,227
		666,063
Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)	808,370	20,775
Amphenol Corp. Class A (a)	1,365,818	44,526
Arrow Electronics, Inc. (a)	433,300	11,799
Celestica, Inc. (sub. vtg.) (a)	556,470	10,316
Flextronics International Ltd. (a)	2,751,100	48,309
Hon Hai Precision Industries Co. Ltd.	5,601,000	22,945
Mettler-Toledo International, Inc. (a)	199,500	9,253
Molex, Inc.	344,600	10,117
National Instruments Corp.	1,633,989	52,663
Sanmina-SCI Corp. (a)	4,766,500	50,430
Solectron Corp. (a)	6,407,200	35,240
Thermo Electron Corp. (a)	894,800	27,542
Waters Corp. (a)	1,392,900	64,185
		408,100
Internet Software & Services - 1.1%
EarthLink, Inc. (a)	2,174,890	21,836
Openwave Systems, Inc. (a)	1,795,900	20,060
Yahoo!, Inc. (a)	2,698,796	82,745
		124,641
IT Services - 1.1%
BearingPoint, Inc. (a)	3,197,954	27,438
First Data Corp.	2,226,300	96,377
		123,815
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	79,600	6,438
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	1,004,300	15,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Agere Systems, Inc.:
Class A (a)	8,747,650	$ 22,219
Class B (a)	7,123,641	17,453
Altera Corp. (a)	2,555,800	58,502
Analog Devices, Inc.	1,341,000	65,910
Applied Materials, Inc. (a)	1,519,800	30,335
ASML Holding NV (NY Shares) (a)	4,079,224	71,835
Broadcom Corp. Class A (a)	1,383,200	58,385
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,684,400	22,629
Integrated Circuit Systems, Inc. (a)	1,614,241	44,327
Intel Corp.	8,216,400	234,578
Intersil Corp. Class A	2,172,936	46,175
KLA-Tencor Corp. (a)	950,600	45,800
Lam Research Corp. (a)	2,012,600	50,577
LSI Logic Corp. (a)	3,107,800	25,484
MediaTek, Inc.	2,251,000	21,618
Microchip Technology, Inc.	699,300	22,175
PMC-Sierra, Inc. (a)	2,588,000	36,491
Samsung Electronics Co. Ltd.	114,860	51,290
Semiconductor Manufacturing International Corp. sponsored ADR	1,500,240	18,603
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,045,418	51,211
Teradyne, Inc. (a)	2,518,600	56,140
Texas Instruments, Inc.	1,626,500	42,468
Tokyo Electron Ltd.	597,200	34,120
United Microelectronics Corp. sponsored ADR (a)	6,648,274	33,241
Xilinx, Inc.	1,330,900	48,551
		1,225,734
Software - 5.8%
Adobe Systems, Inc.	448,333	20,009
Cadence Design Systems, Inc. (a)	2,956,500	40,918
Compuware Corp. (a)	3,236,744	25,732
Electronic Arts, Inc. (a)	242,069	12,304
Microsoft Corp.	11,082,944	292,036
Novell, Inc. (a)	1,976,600	18,007
SAP AG sponsored ADR	1,297,600	52,423
Symantec Corp. (a)	724,536	33,184
Synopsys, Inc. (a)	1,567,758	46,406
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	1,145,300	$ 34,096
VERITAS Software Corp. (a)	1,962,668	52,207
		627,322
TOTAL INFORMATION TECHNOLOGY		4,336,700
MATERIALS - 1.0%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	314,100	15,696
Dow Chemical Co.	282,500	11,272
Lyondell Chemical Co.	1,667,040	27,540
		54,508
Construction Materials - 0.0%
Lafarge North America, Inc.	6	0
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,024,900	15,199
Metals & Mining - 0.3%
Arch Coal, Inc.	389,000	12,643
CONSOL Energy, Inc.	205,200	6,330
Massey Energy Co.	703,200	17,313
		36,286
TOTAL MATERIALS		105,993
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	1,384,800	32,030
TOTAL COMMON STOCKS (Cost $9,697,323)		10,664,795
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	72,500	132
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	664,000	$ 2,324
TOTAL PREFERRED STOCKS (Cost $4,902)		2,456
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,510	2,126
TOTAL CONVERTIBLE BONDS (Cost $1,510)		2,126
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	132,939,423	132,939
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	72,838,044	72,838
TOTAL MONEY MARKET FUNDS (Cost $205,777)		205,777
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $9,909,512)		10,875,154
NET OTHER ASSETS - (0.3)%		(34,678)
NET ASSETS - 100%		$ 10,840,476
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,126,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,456,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Taiwan	1.5%
Canada	1.2%
Netherlands	1.1%
Others (individually less than 1%)	7.6%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $4,186,120,000 and $4,037,279,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $438,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $43,468,000. The weighted average interest rate was 1.14%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $4,048,730,000 of which $1,812,753,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,368) (cost $9,909,512) - See accompanying schedule		$ 10,875,154
Receivable for investments sold		42,708
Receivable for fund shares sold		83,876
Dividends receivable		9,816
Interest receivable		81
Prepaid expenses		29
Receivable from investment adviser for expense reductions		44
Other affiliated receivables		33
Other receivables		1,374
Total assets		11,013,115

Liabilities
Payable for investments purchased	$ 68,988
Payable for fund shares redeemed	19,419
Accrued management fee	5,037
Distribution fees payable	3,809
Other affiliated payables	2,399
Other payables and accrued expenses	149
Collateral on securities loaned, at value	72,838
Total liabilities		172,639

Net Assets		$ 10,840,476
Net Assets consist of:
Paid in capital		$ 13,235,479
Accumulated net investment loss		(22,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,337,710)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		965,676
Net Assets		$ 10,840,476

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($936,497 ÷ 21,229 shares)	$ 44.11

Maximum offering price per share (100/94.25 of $44.11)	$ 46.80
Class T: Net Asset Value and redemption price per share ($5,489,637 ÷ 123,818 shares)	$ 44.34

Maximum offering price per share (100/96.50 of $44.34)	$ 45.95
Class B: Net Asset Value and offering price per share ($1,157,527 ÷ 27,565 shares) A	$ 41.99

Class C: Net Asset Value and offering price per share ($548,608 ÷ 12,869 shares) A	$ 42.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,708,207 ÷ 58,312 shares)	$ 46.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 38,759
Special Dividends		5,022
Interest		416
Security lending		364
Total income		44,561

Expenses
Management fee	$ 31,285
Transfer agent fees	12,859
Distribution fees	24,010
Accounting and security lending fees	669
Non-interested trustees' compensation	25
Appreciation in trustee deferred compensation account	18
Custodian fees and expenses	214
Registration fees	275
Audit	52
Legal	19
Interest	1
Miscellaneous	80
Total expenses before reductions	69,507
Expense reductions	(1,977)	67,530
Net investment income (loss)		(22,969)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	834,034
Foreign currency transactions	(9)
Total net realized gain (loss)		834,025
Change in net unrealized appreciation (depreciation) on: Investment securities	(572,433)
Assets and liabilities in foreign currencies	37
Total change in net unrealized appreciation (depreciation)		(572,396)
Net gain (loss)		261,629
Net increase (decrease) in net assets resulting from operations		$ 238,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,969)	$ (26,886)
Net realized gain (loss)	834,025	481,363
Change in net unrealized appreciation (depreciation)	(572,396)	1,059,934
Net increase (decrease) in net assets resulting from operations	238,660	1,514,411
Share transactions - net increase (decrease)	238,334	(113,922)
Total increase (decrease) in net assets	476,994	1,400,489

Net Assets
Beginning of period	10,363,482	8,962,993
End of period (including accumulated net investment loss of $22,969 and $0, respectively)	$ 10,840,476	$ 10,363,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Income from Investment Operations
Net investment income (loss) E	(.07) F	(.06)	(.12)	(.11)	(.26)	(.14)
Net realized and unrealized gain (loss)	1.13	6.69	(11.43)	(10.63)	(1.18)	18.28
Total from investment operations	1.06	6.63	(11.55)	(10.74)	(1.44)	18.14
Distributions from net realized gain	-	-	-	(3.45)	(5.66)	(7.02)
Net asset value, end of period	$ 44.11	$ 43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26
Total Return B,C,D	2.46%	18.20%	(24.08)%	(18.27)%	(2.63)%	34.67%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.18%	1.20%	1.12%	1.08%	1.09%
Expenses net of voluntary waivers, if any	1.14% A	1.18%	1.20%	1.12%	1.08%	1.09%
Expenses net of all reductions	1.11% A	1.14%	1.12%	1.09%	1.06%	1.08%
Net investment income (loss)	(.29)% A	(.17)%	(.29)%	(.20)%	(.37)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 770	$ 560	$ 613	$ 656	$ 403
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Income from Investment Operations
Net investment income (loss) E	(.11) F	(.13)	(.19)	(.20)	(.41)	(.27)
Net realized and unrealized gain (loss)	1.14	6.73	(11.52)	(10.81)	(1.19)	18.49
Total from investment operations	1.03	6.60	(11.71)	(11.01)	(1.60)	18.22
Distributions from net realized gain	-	-	-	(3.45)	(5.47)	(6.86)
Net asset value, end of period	$ 44.34	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95
Total ReturnB,C,D	2.38%	17.98%	(24.18)%	(18.51)%	(2.83)%	34.44%
Ratios to Average Net Assets G
Expenses before expense reductions	1.32% A	1.36%	1.36%	1.29%	1.28%	1.29%
Expenses net of voluntary waivers, if any	1.32% A	1.36%	1.36%	1.29%	1.28%	1.29%
Expenses net of all reductions	1.29% A	1.32%	1.28%	1.26%	1.26%	1.28%
Net investment income (loss)	(.47)% A	(.35)%	(.45)%	(.37)%	(.57)%	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,490	$ 5,425	$ 4,792	$ 7,120	$ 9,169	$ 8,047
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Income from Investment Operations
Net investment income (loss) E	(.23) F	(.33)	(.42)	(.50)	(.79)	(.60)
Net realized and unrealized gain (loss)	1.07	6.40	(11.05)	(10.43)	(1.11)	18.08
Total from investment operations	.84	6.07	(11.47)	(10.93)	(1.90)	17.48
Distributions from net realized gain	-	-	-	(3.45)	(5.36)	(6.79)
Net asset value, end of period	$ 41.99	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19
Total Return B, C, D	2.04%	17.30%	(24.64)%	(18.99)%	(3.37)%	33.69%
Ratios to Average Net Assets G
Expenses before expense reductions	2.00% A	2.03%	1.99%	1.90%	1.84%	1.85%
Expenses net of voluntary waivers, if any	1.95% A	1.95%	1.95%	1.90%	1.84%	1.85%
Expenses net of all reductions	1.92% A	1.91%	1.88%	1.87%	1.83%	1.84%
Net investment income (loss)	(1.10)% A	(.94)%	(1.05)%	(.98)%	(1.14)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,158	$ 1,205	$ 1,135	$ 1,775	$ 2,269	$ 1,396
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Income from Investment Operations
Net investment income (loss) E	(.23) F	(.34)	(.41)	(.47)	(.78)	(.60)
Net realized and unrealized gain (loss)	1.09	6.50	(11.21)	(10.60)	(1.13)	18.32
Total from investment operations	.86	6.16	(11.62)	(11.07)	(1.91)	17.72
Distributions from net realized gain	-	-	-	(3.45)	(5.41)	(6.89)
Net asset value, end of period	$ 42.63	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07
Total Return B, C, D	2.06%	17.30%	(24.60)%	(18.97)%	(3.34)%	33.72%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94%	1.92%	1.84%	1.81%	1.82%
Expenses net of voluntary waivers, if any	1.92% A	1.94%	1.92%	1.84%	1.81%	1.82%
Expenses net of all reductions	1.89% A	1.90%	1.85%	1.81%	1.80%	1.81%
Net investment income (loss)	(1.07)% A	(.93)%	(1.02)%	(.92)%	(1.11)%	(.96)%
Supplemental Data
Net assets, end of period (in millions)	$ 549	$ 547	$ 504	$ 757	$ 901	$ 436
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Income from Investment Operations
Net investment income (loss) D	.02 E	.10	.06	.09	(.05)	.05
Net realized and unrealized gain (loss)	1.18	7.03	(11.92)	(11.10)	(1.24)	18.86
Total from investment operations	1.20	7.13	(11.86)	(11.01)	(1.29)	18.91
Distributions from net realized gain	-	-	-	(3.45)	(5.77)	(7.13)
Net asset value, end of period	$ 46.44	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49
Total Return B, C	2.65%	18.71%	(23.73)%	(18.04)%	(2.33)%	35.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.76%	.76%	.75%	.77%	.78%
Expenses net of voluntary waivers, if any	.76% A	.76%	.76%	.75%	.77%	.78%
Expenses net of all reductions	.72% A	.72%	.68%	.72%	.75%	.77%
Net investment income (loss)	.10% A	.25%	.15%	.17%	(.06)%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 2,708	$ 2,417	$ 1,972	$ 1,941	$ 1,745	$ 1,448
Portfolio turnover rate	75% A	62%	93%	106%	99%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.02 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,393,104
Unrealized depreciation	(535,651)
Net unrealized appreciation (depreciation)	$ 857,453
Cost for federal income tax purposes	$ 10,017,701

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,043	$ 10
Class T	.25%	.25%	14,046	103
Class B	.75%	.25%	6,096	4,573
Class C	.75%	.25%	2,825	317
			$ 24,010	$ 5,003

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 209
Class T	130
Class B*	1,325
Class C*	16
$ 1,680

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,217	.29*
Class T	6,271	.22*
Class B	2,443	.40*
Class C	891	.32*
Institutional Class	2,037	.15*
	$ 12,859

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $393 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95%	$ 308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,669 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2004	Year ended November 30, 2003	Six months ended May 31, 2004	Year ended November 30, 2003
Class A
Shares sold	5,996	6,646	$ 267,336	$ 249,618
Shares redeemed	(2,645)	(4,154)	(118,396)	(152,760)
Net increase (decrease)	3,351	2,492	$ 148,940	$ 96,858
Class T
Shares sold	16,217	30,932	$ 732,536	$ 1,159,909
Shares redeemed	(17,666)	(36,220)	(794,317)	(1,323,336)
Net increase (decrease)	(1,449)	(5,288)	$ (61,781)	$ (163,427)
Class B
Shares sold	1,117	2,472	$ 47,879	$ 88,410
Shares redeemed	(2,825)	(5,556)	(120,395)	(191,338)
Net increase (decrease)	(1,708)	(3,084)	$ (72,516)	$ (102,928)
Class C
Shares sold	1,351	2,439	$ 58,731	$ 89,051
Shares redeemed	(1,569)	(3,501)	(67,816)	(123,381)
Net increase (decrease)	(218)	(1,062)	$ (9,085)	$ (34,330)
Institutional Class
Shares sold	11,643	21,752	$ 550,179	$ 832,963
Shares redeemed	(6,760)	(20,057)	(317,403)	(743,058)
Net increase (decrease)	4,883	1,695	$ 232,776	$ 89,905

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,294,841,572.46	67.846
Against	4,036,653,996.81	16.807
Abstain	993,877,882.58	4.139
Broker Non-Votes	2,691,734,610.28	11.208
TOTAL	24,017,108,062.13	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	22,840,552,929.63	95.101
Withheld	1,176,555,132.50	4.899
TOTAL	24,017,108,062.13	100.000
Ralph F. Cox
Affirmative	22,814,730,343.25	94.994
Withheld	1,202,377,718.88	5.006
TOTAL	24,017,108,062.13	100.000
Laura B. Cronin
Affirmative	22,827,669,460.37	95.048
Withheld	1,189,438,601.76	4.952
TOTAL	24,017,108,062.13	100.000
Robert M. Gates
Affirmative	22,832,759,061.32	95.069
Withheld	1,184,349,000.81	4.931
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	22,837,906,059.00	95.090
Withheld	1,179,202,003.13	4.910
TOTAL	24,017,108,062.13	100.000
Abigail P. Johnson
Affirmative	22,819,456,149.99	95.013
Withheld	1,197,651,912.14	4.987
TOTAL	24,017,108,062.13	100.000
Edward C. Johnson 3d
Affirmative	22,810,259,696.01	94.975
Withheld	1,206,848,366.12	5.025
TOTAL	24,017,108,062.13	100.000
Donald J. Kirk
Affirmative	22,822,861,358.25	95.028
Withheld	1,194,246,703.88	4.972
TOTAL	24,017,108,062.13	100.000
Marie L. Knowles
Affirmative	22,840,012,715.43	95.099
Withheld	1,177,095,346.70	4.901
TOTAL	24,017,108,062.13	100.000
Ned C. Lautenbach
Affirmative	22,844,948,054.36	95.119
Withheld	1,172,160,007.77	4.881
TOTAL	24,017,108,062.13	100.000
Marvin L. Mann
Affirmative	22,823,351,253.51	95.030
Withheld	1,193,756,808.62	4.970
TOTAL	24,017,108,062.13	100.000
William O. McCoy
Affirmative	22,824,777,791.95	95.035
Withheld	1,192,330,270.18	4.965
TOTAL	24,017,108,062.13	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	22,847,253,473.29	95.129
Withheld	1,169,854,588.84	4.871
TOTAL	24,017,108,062.13	100.000
William S. Stavropoulos
Affirmative	22,836,942,275.18	95.086
Withheld	1,180,165,786.95	4.914
TOTAL	24,017,108,062.13	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EPG-SANN-0704
1.704747.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2004